                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08789

                  ---------------------------------------------
                                VALIC Company II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                  -----------------------------
Date of fiscal year end: August 31
                        --------------------------
Date of reporting period: February 28, 2006
                        --------------------------

Item 1. Reports to Stockholders

VALIC Company II, Semi-Annual Report at February 28, 2006

                                                               VALIC Company II

                                                             Semi-Annual Report

                                                              February 28, 2006

            VALIC COMPANY II - SEMI-ANNUAL REPORT FEBRUARY 28, 2006

TABLE OF CONTENTS

President's Letter.........................................................  1
Expense Example............................................................  2

Schedules of Investments:

   Aggressive Growth Lifestyle Fund........................................  4
   Capital Appreciation Fund...............................................  6
   Conservative Growth Lifestyle Fund......................................  9
   Core Bond Fund.......................................................... 11
   High Yield Bond Fund.................................................... 18
   International Small Cap Equity Fund..................................... 25
   Large Cap Value Fund.................................................... 29
   Mid Cap Growth Fund..................................................... 32
   Mid Cap Value Fund...................................................... 35
   Moderate Growth Lifestyle Fund.......................................... 39
   Money Market II Fund.................................................... 41
   Small Cap Growth Fund................................................... 44
   Small Cap Value Fund.................................................... 47
   Socially Responsible Fund............................................... 52
   Strategic Bond Fund..................................................... 56
Statements of Assets and Liabilities....................................... 68
Statements of Operations................................................... 70
Statements of Changes in Net Assets........................................ 72
Notes to Financial Statements.............................................. 76
Financial Highlights....................................................... 88
Approval of Advisory Agreements............................................ 96
Trustees & Officers Information............................................ 97
Supplement to the Prospectus............................................... 99

--------------------------------------------------------------------------------

                             PRESIDENT'S LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the period ending February 28, 2006.

The end of calendar year 2005 marked the third straight year where gains continued across the spectrum of asset classes. Domestic equities of virtually all market caps and styles rose, while international markets soared. Although modest, even bonds delivered positive returns. Beginning in 2003, this rally has been propelled by an unprecedented degree of monetary-policy stimulus and liquidity creation, which has driven up the price of both real and financial assets. Yet even as the gains have continued, their magnitude has been steadily decreasing with the gradual withdrawal of policy stimulus.

In this environment, we continue to recommend a diversified portfolio with an eye toward balance and downside risk control. In order to plan for the future, you should prepare yourself and your portfolio to weather both up and down markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company II, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

Additionally, once you have a plan in place based on your individual retirement goals--stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio of funds that are appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                          /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company II

2         VALIC COMPANY II - EXPENSE EXAMPLE (Unaudited)         February 28, 2006

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company II ("VC II"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2005 and held until February 28, 2006. Shares of VC II are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended February 28, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended February 28, 2006" column and the "Expense Ratio as of February 28, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 28, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended February 28, 2006" column and the "Expense Ratio as of February 28, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended February 28, 2006" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your variable contract prospectus or plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

February 28, 2006 VALIC COMPANY II - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3


                                                 Actual                                   Hypothetical
                               ------------------------------------------- -------------------------------------------
                                                                                              Ending
                                                                                           Account Value
                                                  Ending     Expenses Paid                    Using a    Expenses Paid
                                               Account Value  During the                   Hypothetical   During the
                                  Beginning    Using Actual   Six Months      Beginning     5% Assumed    Six Months
                                Account Value    Return at       Ended      Account Value    Return at       Ended
                               at September 1, February 28,  February 28,  at September 1, February 28,  February 28,
Fund                                2005           2006          2006*          2005           2006          2006*
----                           --------------- ------------- ------------- --------------- ------------- -------------
Aggressive Growth Lifestyle#..    $1,000.00      $1,096.07       $0.52        $1,000.00      $1,024.30       $0.50
Capital Appreciation#.........    $1,000.00      $1,050.03       $4.32        $1,000.00      $1,020.58       $4.26
Conservative Growth Lifestyle#    $1,000.00      $1,050.11       $0.51        $1,000.00      $1,024.30       $0.50
Core Bond#....................    $1,000.00      $1,001.00       $3.82        $1,000.00      $1,020.98       $3.86
High Yield Bond#..............    $1,000.00      $1,034.02       $4.99        $1,000.00      $1,019.89       $4.96
International Small Cap Equity    $1,000.00      $1,201.29       $5.46        $1,000.00      $1,019.84       $5.01
Large Cap Value#..............    $1,000.00      $1,085.63       $4.19        $1,000.00      $1,020.78       $4.06
Mid Cap Growth#...............    $1,000.00      $1,101.85       $4.43        $1,000.00      $1,020.58       $4.26
Mid Cap Value#@...............    $1,000.00      $1,095.01       $5.45        $1,000.00      $1,019.59       $5.26
Moderate Growth Lifestyle#....    $1,000.00      $1,072.96       $0.51        $1,000.00      $1,024.30       $0.50
Money Market II#..............    $1,000.00      $1,017.76       $2.80        $1,000.00      $1,022.02       $2.81
Small Cap Growth #............    $1,000.00      $1,120.59       $6.10        $1,000.00      $1,019.04       $5.81
Small Cap Value#..............    $1,000.00      $1,085.22       $4.91        $1,000.00      $1,020.08       $4.76
Socially Responsible#.........    $1,000.00      $1,058.65       $2.86        $1,000.00      $1,022.02       $2.81
Strategic Bond#...............    $1,000.00      $1,031.41       $4.48        $1,000.00      $1,020.38       $4.46





                                 Expense
                                  Ratio
                                  as of
                               February 28,
Fund                              2006*
----                           ------------
Aggressive Growth Lifestyle#..     0.10%
Capital Appreciation#.........     0.85%
Conservative Growth Lifestyle#     0.10%
Core Bond#....................     0.77%
High Yield Bond#..............     0.99%
International Small Cap Equity     1.00%
Large Cap Value#..............     0.81%
Mid Cap Growth#...............     0.85%
Mid Cap Value#@...............     1.05%
Moderate Growth Lifestyle#....     0.10%
Money Market II#..............     0.56%
Small Cap Growth #............     1.16%
Small Cap Value#..............     0.95%
Socially Responsible#.........     0.56%
Strategic Bond#...............     0.89%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                Actual                                   Hypothetical
              ------------------------------------------- -------------------------------------------
                                                                             Ending
                                                                          Account Value
                                 Ending     Expenses Paid                    Using a    Expenses Paid
                              Account Value  During the                   Hypothetical   During the     Expense
                 Beginning    Using Actual   Six Months      Beginning     5% Assumed    Six Months      Ratio
               Account Value    Return at       Ended      Account Value    Return at       Ended        as of
              at September 1, February 28,  February 28,  at September 1, February 28,  February 28,  February 28,
Fund               2005           2006          2006*          2005           2006          2006*        2006*
----          --------------- ------------- ------------- --------------- ------------- ------------- ------------
Mid Cap Value    $1,000.00      $1,095.01       $5.40        $1,000.00      $1,019.64       $5.21         1.04%

4      AGGRESSIVE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE      February 28, 2006
                            (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds....  54.08%
                       International Equity Funds  35.05%
                       Mid Cap Equity Funds......   5.31%
                       Bond Fund.................   5.01%
                       Small Cap Equity Funds....   0.70%
                                                  ------
                                                  100.15%
                                                  ======

*  Calculated as a percentage of Net Assets.

February 28, 2006 AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS   5
                                          (Unaudited)

                                                                     Value
                                                        Shares      (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED INVESTMENT COMPANIES#(1) -- 100.15%
  Bond Fund -- 5.01%
    VALIC Co. II Core Bond Fund......................   231,370   $ 2,295,195
                                                                  -----------
  International Equity Funds -- 35.05%
    VALIC Co. I International Equities Fund.......... 1,136,638    10,695,762
    VALIC Co. II International Small Cap Equity Fund.   322,765     5,370,806
                                                                  -----------
                                                                   16,066,568
                                                                  -----------
  Large Cap Equity Funds -- 54.08%
    VALIC Co. II Capital Appreciation Fund........... 1,767,453    16,525,689
    VALIC Co. II Large Cap Value Fund................   589,781     8,262,837
                                                                  -----------
                                                                   24,788,526
                                                                  -----------
  Mid Cap Equity Funds -- 5.31%
    VALIC Co. II Mid Cap Growth Fund.................   192,876     1,606,659
    VALIC Co. II Mid Cap Value Fund..................    44,544       825,836
                                                                  -----------
                                                                    2,432,495
                                                                  -----------
  Small Cap Equity Funds -- 0.70%
    VALIC Co. II Small Cap Growth Fund...............    16,803       229,523
    VALIC Co. II Small Cap Value Fund................     6,162        91,810
                                                                  -----------
                                                                      321,333
                                                                  -----------
  TOTAL LONG-TERM INVESTMENT SECURITIES
     (Cost $43,014,610)(2)...........................    100.15%   45,904,117
  Liabilities in excess of other assets..............     (0.15)%     (67,789)
                                                      ---------   -----------
  NET ASSETS --                                          100.00%  $45,836,328
                                                      =========   ===========

--------
# The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

6    CAPITAL APPRECIATION FUND - PORTFOLIO PROFILE (Unaudited)   February 28, 2006

Industry Allocation*

                  Information Processing -- Software    8.02%
                  Telecommunications................    6.89%
                  Insurance.........................    6.41%
                  Financial Services................    6.14%
                  Oil And Gas.......................    5.79%
                  Retail............................    5.46%
                  Leisure And Tourism...............    5.23%
                  Aerospace/defense.................    5.07%
                  Drugs.............................    4.95%
                  Repurchase Agreement..............    4.61%
                  Information Processing -- Services    4.60%
                  Hospital Supplies.................    3.67%
                  Machinery.........................    3.28%
                  Healthcare........................    3.25%
                  Information Processing -- Hardware    3.15%
                  Semiconductors....................    3.14%
                  Chemical..........................    3.09%
                  Medical -- Biomedical/Gene........    2.87%
                  Household Products................    2.11%
                  Electronics/Electrical Equipment..    1.66%
                  Beverages.........................    1.55%
                  Metals............................    1.30%
                  Banks.............................    1.17%
                  Broadcasting......................    1.16%
                  Advertising.......................    1.07%
                  Savings & Loan....................    1.07%
                  Foods.............................    0.99%
                  Tobacco...........................    0.94%
                  Hospital Management...............    0.77%
                  Multimedia........................    0.72%
                                                     -------
                                                     100.13%
                                                     =======

*  Calculated as a percentage of Net Assets.

February 28, 2006     CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS      7
                                          (Unaudited)


                                                              Value
                                                     Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 95.52%
         Advertising -- 1.07%
           Getty Images, Inc.+......................  8,500 $   688,755
                                                            -----------
         Aerospace/Defense -- 5.07%
           Boeing Co................................ 19,700   1,431,993
           Lockheed Martin Corp.....................  7,000     510,090
           United Technologies Corp................. 22,600   1,322,100
                                                            -----------
                                                              3,264,183
                                                            -----------
         Banks -- 1.17%
           Northern Trust Corp...................... 14,300     753,896
                                                            -----------
         Beverages -- 1.55%
           Coca-Cola Co............................. 23,800     998,886
                                                            -----------
         Broadcasting -- 1.16%
           Univision Communications, Inc., Class A+. 22,300     745,935
                                                            -----------
         Chemical -- 3.09%
           Chemtura Corp............................ 45,700     506,356
           Monsanto Co.............................. 17,700   1,484,676
                                                            -----------
                                                              1,991,032
                                                            -----------
         Drugs -- 4.95%
           Barr Pharmaceuticals, Inc.+.............. 14,000     940,520
           Forest Laboratories, Inc.+............... 25,900   1,188,810
           Wyeth.................................... 21,200   1,055,760
                                                            -----------
                                                              3,185,090
                                                            -----------
         Electronics/Electrical Equipment -- 1.66%
           Comverse Technology, Inc.+............... 37,200   1,069,872
                                                            -----------
         Financial Services -- 6.14%
           American Express Co...................... 18,500     996,780
           Capital One Financial Corp............... 13,600   1,191,360
           Citigroup, Inc........................... 16,500     765,105
           SLM Corp................................. 17,800   1,004,098
                                                            -----------
                                                              3,957,343
                                                            -----------
         Foods -- 0.99%
           Wm. Wrigley Jr. Co....................... 10,000     635,400
                                                            -----------
         Healthcare -- 3.25%
           Dade Behring Holdings, Inc............... 38,800   1,415,424
           Medco Health Solutions, Inc.+............ 12,100     674,212
                                                            -----------
                                                              2,089,636
                                                            -----------
         Hospital Management -- 0.77%
           Omnicare, Inc............................  8,100     492,885
                                                            -----------
         Hospital Supplies -- 3.67%
           Johnson & Johnson........................ 20,000   1,153,000
           St. Jude Medical, Inc.+.................. 26,600   1,212,960
                                                            -----------
                                                              2,365,960
                                                            -----------
         Household Products -- 2.11%
           Procter & Gamble Co...................... 22,700   1,360,411
                                                            -----------
         Information Processing - Hardware -- 3.15%
           Apple Computer, Inc.+.................... 17,900   1,226,866
           EMC Corp.+............................... 57,300     803,346
                                                            -----------
                                                              2,030,212
                                                            -----------
         Information Processing - Services -- 4.60%
           CACI International, Inc., Class A+....... 12,700     765,429
           eBay, Inc.+.............................. 22,800     913,368
           Google, Inc.+............................  2,000     725,240
           Yahoo!, Inc.+............................ 17,500     561,050
                                                            -----------
                                                              2,965,087
                                                            -----------
         Information Processing - Software -- 8.02%
           Adobe Systems, Inc....................... 36,352   1,403,914
           Microsoft Corp........................... 99,700   2,681,930
           NAVTEQ Corp.+............................ 23,300   1,079,023
                                                            -----------
                                                              5,164,867
                                                            -----------

                                                           Value
                                                  Shares  (Note 2)

            --------------------------------------------------------
            Insurance -- 6.41%
              Aetna, Inc......................... 15,200 $   775,200
              Genworth Financial, Inc............ 31,300     995,966
              UnitedHealth Group, Inc............ 14,800     861,804
              WellPoint, Inc.+................... 19,500   1,497,405
                                                         -----------
                                                           4,130,375
                                                         -----------
            Leisure & Tourism -- 5.23%
              Carnival Corp...................... 11,500     593,975
              Cheesecake Factory, Inc., Class A+.  8,600     310,976
              Electronic Arts, Inc.+............. 13,000     675,610
              Penn National Gaming, Inc.+........ 19,600     679,728
              Starbucks Corp.+................... 30,500   1,107,760
                                                         -----------
                                                           3,368,049
                                                         -----------
            Machinery -- 3.28%
              Deere & Co.........................  8,600     655,922
              Precision Castparts Corp........... 27,500   1,458,600
                                                         -----------
                                                           2,114,522
                                                         -----------
            Medical - Biomedical/Gene -- 2.87%
              Genentech, Inc.+................... 13,500   1,156,815
              Genzyme Corp.+..................... 10,000     693,400
                                                         -----------
                                                           1,850,215
                                                         -----------
            Metals -- 1.30%
              Roper Industries, Inc.............. 18,600     838,302
                                                         -----------
            Multimedia -- 0.72%
              E.W. Scripps Co., Class A..........  9,600     461,568
                                                         -----------
            Oil & Gas -- 5.79%
              Grant Prideco, Inc.+............... 22,200     898,434
              Halliburton Co.....................  9,400     639,200
              Newfield Exploration Co.+.......... 10,900     421,285
              Weatherford International, Ltd.+... 11,100     478,632
              XTO Energy, Inc.................... 30,866   1,292,977
                                                         -----------
                                                           3,730,528
                                                         -----------
            Retail -- 5.46%
              Best Buy Co., Inc..................  8,100     436,266
              CVS Corp........................... 36,900   1,045,377
              Home Depot, Inc.................... 26,600   1,121,190
              Kohl's Corp.+...................... 19,000     914,090
                                                         -----------
                                                           3,516,923
                                                         -----------
            Savings & Loan -- 1.07%
              Hudson City Bancorp, Inc........... 53,300     688,103
                                                         -----------
            Semiconductors -- 3.14%
              Applied Materials, Inc............. 16,600     304,444
              Broadcom Corp., Class A+........... 21,450     967,180
              Maxim Integrated Products, Inc..... 19,200     750,528
                                                         -----------
                                                           2,022,152
                                                         -----------
            Telecommunications -- 6.89%
              American Tower Corp., Class A+..... 17,300     550,659
              Cisco Systems, Inc.+............... 32,200     651,728
              Corning, Inc.+..................... 90,600   2,211,546
              Motorola, Inc...................... 47,900   1,025,060
                                                         -----------
                                                           4,438,993
                                                         -----------
            Tobacco -- 0.94%
              Altria Group, Inc..................  8,400     603,960
                                                         -----------
            Total Long-Term Investment Securities
               (Cost $54,741,643)................         61,523,140
                                                         -----------

8       CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS      February 28, 2006
                      (Unaudited) - CONTINUED


                                                             Principal      Value
                                                              Amount       (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.61%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 02/28/06, to be repurchased
   03/01/06 in the amount of $2,971,351 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38%, due 09/17/10 and having an approximate value of
   $3,061,980 (Cost $2,971,000)............................ $2,971,000   $ 2,971,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $57,712,643)(1)...................................     100.13%   64,494,140
Liabilities in excess of other assets......................      (0.13)%     (80,877)
                                                            ----------   -----------
NET ASSETS --                                                   100.00%  $64,413,263
                                                            ==========   ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2006   CONSERVATIVE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE     9
                                          (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds....  42.89%
                       Bond Fund.................  35.07%
                       Mid Cap Equity Funds......  10.62%
                       International Equity Funds   8.02%
                       Small Cap Equity Funds....   3.61%
                                                  ------
                                                  100.21%
                                                  ======

*  Calculated as a percentage of Net Assets.

10       CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF        February 28, 2006
                      INVESTMENTS (Unaudited)


                                                                     Value
                                                        Shares      (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED INVESTMENT COMPANIES#(1) -- 100.21%
  Bond Fund -- 35.07%
    VALIC Co. II Core Bond Fund...................... 1,210,647   $12,009,615
                                                                  -----------
  International Equity Funds -- 8.02%
    VALIC Co. I International Equities Fund..........   193,264     1,818,612
    VALIC Co. II International Small Cap Equity Fund.    55,677       926,460
                                                                  -----------
                                                                    2,745,072
                                                                  -----------
  Large Cap Equity Funds -- 42.89%
    VALIC Co. II Capital Appreciation Fund........... 1,045,919     9,779,344
    VALIC Co. II Large Cap Value Fund................   350,237     4,906,827
                                                                  -----------
                                                                   14,686,171
                                                                  -----------
  Mid Cap Equity Funds -- 10.62%
    VALIC Co. II Mid Cap Growth Fund.................   292,467     2,436,254
    VALIC Co. II Mid Cap Value Fund..................    64,742     1,200,323
                                                                  -----------
                                                                    3,636,577
                                                                  -----------
  Small Cap Equity Funds -- 3.61%
    VALIC Co. II Small Cap Growth Fund...............    60,287       823,524
    VALIC Co. II Small Cap Value Fund................    27,635       411,762
                                                                  -----------
                                                                    1,235,286
                                                                  -----------
  TOTAL LONG-TERM INVESTMENT SECURITIES
     (Cost $33,107,705)(2)...........................    100.21%   34,312,721
  Liabilities in excess of other assets..............     (0.21)%     (70,803)
                                                      ---------   -----------
  NET ASSETS --                                          100.00%  $34,241,918
                                                      =========   ===========

--------
# The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2006       CORE BOND FUND - PORTFOLIO PROFILE (Unaudited)         11

Industry Allocation*

                   Government Agencies...............  35.19%
                   Financial Services................  21.83%
                   Utilities -- Electric.............   5.77%
                   Foreign Government Agencies.......   4.77%
                   Repurchase Agreement..............   3.63%
                   Oil & Gas.........................   3.17%
                   Banks.............................   3.16%
                   Telecommunications................   3.14%
                   Insurance.........................   2.76%
                   Broadcasting......................   2.44%
                   Government Obligations............   2.17%
                   Savings & Loan....................   1.60%
                   Airlines..........................   1.00%
                   Commercial Services...............   0.97%
                   Railroads & Equipment.............   0.68%
                   Chemical..........................   0.67%
                   Drugs.............................   0.67%
                   Leisure & Tourism.................   0.66%
                   Metals............................   0.66%
                   Medical -- Biomedical/Gene........   0.52%
                   Utilities -- Gas, Distribution....   0.52%
                   Real Estate.......................   0.51%
                   Mining............................   0.49%
                   Aerospace/Defense.................   0.46%
                   Utilities -- Gas, Pipeline........   0.46%
                   Conglomerates.....................   0.40%
                   Healthcare........................   0.40%
                   Freight...........................   0.38%
                   Multimedia........................   0.37%
                   Real Estate Investment Trusts.....   0.37%
                   Hospital Supplies.................   0.32%
                   Information Processing -- Software   0.32%
                   School............................   0.27%
                   Paper/Forest Products.............   0.23%
                   Information Processing -- Services   0.20%
                   Hospital Management...............   0.19%
                   Automotive........................   0.17%
                   Electronics/Electrical Equipment..   0.17%
                   Retail............................   0.14%
                   Heavy Duty Trucks/Parts...........   0.13%
                   Advertising.......................   0.09%
                   Funeral Services..................   0.09%
                   Machinery.........................   0.09%
                   Pollution Control.................   0.09%
                                                      ------
                                                      102.32%
                                                      ======

Credit Quality+#

                         Government -- Agency..  36.98%
                         Government -- Treasury   2.46%
                         AAA...................   6.21%
                         AA....................   2.79%
                         A.....................  15.13%
                         BBB...................  21.11%
                         BBB...................   6.70%
                         B.....................   4.48%
                         CCC...................   1.41%
                         Below C...............   0.56%
                         Not Rated@............   2.17%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

12     CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)      February 28, 2006


                                                             Principal    Value
                                                              Amount     (Note 2)
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.45%
Financial Services -- 6.45%
  American Express Credit Account Master Trust, Series
   2005-7, Class B:
   4.84% due 03/16/15(1).................................... $  200,000 $   199,700
  Banc of America Commercial Mtg., Inc., Series 2005-6,
   Class D:
   5.18% due 09/10/47(2)(8).................................    265,000     260,187
  Banc of America Commercial Mtg., Inc., Series 2005-6,
   Class F:
   5.18% due 09/10/47(2)(8).................................    525,000     512,429
  Bear Stearns Commercial Mtg. Securities, Inc., Series
   2005-PW10, Class F:
   5.47% due 12/11/40(2)(8).................................    500,000     499,743
  Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
   4.59% due 05/25/15.......................................    200,000     193,902
  Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2,
   Class AF6B:
   5.55% due 08/25/35(7)....................................     20,000      19,206
  Commerical Mtg. Certificates, Series 2004-LB2A Pass
   Through:
   4.22% due 03/10/39(8)....................................  2,053,000   1,967,219
  Credit Suisse First Boston Mtg. Securities Corp., Series
   2005-TF3A, Class A2:
   4.85% due 11/15/20 *(1)(3)(8)............................    707,000     706,998
  Granite Mtg. PLC, Series 2003-3, Class 1A3:
   4.80% due 01/20/44(1)(7).................................    200,000     200,485
  Morgan Stanley Capital I, Series 2005-HQ7, Class G:
   5.21% due 11/14/42 *(2)(3)(8)............................    315,000     306,175
  Residential Funding Mtg. Securities II, Inc., Series
   2005-HS2, Class AI4:
   5.66% due 11/25/35.......................................    300,000     297,347
  Residential Funding Mtg. Securities II, Inc., Series
   2005-HS2, Class AI5:
   5.47% due 11/25/35(2)....................................    200,000     198,363
                                                                        -----------
Total Asset-Backed Securities
   (Cost $5,384,169)........................................              5,361,754
                                                                        -----------
CORPORATE BONDS -- 37.14%
Advertising -- 0.09%
  Affinity Group, Inc.:
   9.00% due 02/15/12.......................................     75,000      75,000
                                                                        -----------
Aerospace/Defense -- 0.46%
  Raytheon Co.:
   4.85% due 01/15/11.......................................    150,000     147,033
   6.75% due 08/15/07.......................................    233,000     237,659
                                                                        -----------
                                                                            384,692
                                                                        -----------
Airlines -- 1.00%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11.......................................    260,000     255,450
  Atlas Air, Inc., Series 1999-1B Pass Through:
   7.63% due 01/02/15.......................................    190,086     157,619
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 01/02/19.......................................    368,184     361,810
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................     13,613      11,821
  Delta Air Lines, Inc.:
   8.30% due 12/15/29(4)(11)................................    105,000      23,887
   10.00% due 08/15/08(4)(11)...............................    100,000      22,250
                                                                        -----------
                                                                            832,837
                                                                        -----------
Automotive -- 0.17%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14.......................................     30,000      23,250
  DaimlerChrysler North America Holding Corp.:
   4.88% due 06/15/10.......................................     81,000      78,694
  Ford Motor Co.:
   6.63% due 10/01/28.......................................     60,000      40,200
                                                                        -----------
                                                                            142,144
                                                                        -----------

                                                   Principal    Value
                                                    Amount     (Note 2)

       ------------------------------------------------------------------
       Banks -- 2.76%
         ABN Amro North American Holding Capital:
          6.52% due 11/08/12*(9)(15).............. $  150,000 $   157,819
         BankBoston Captial Trust IV:
          5.06% due 06/08/28(1)...................    181,000     174,843
         Capital One Bank:
          5.13% due 02/15/14......................    100,000      97,963
         Chemical Bank:
          6.13% due 11/01/08......................    138,000     140,677
         Credit Suisse (USA), Inc.:
          5.25% due 03/02/11......................    150,000     149,931
         First Maryland Capital II:
          5.53% due 02/01/27(1)...................    159,000     155,715
         HSBC Bank USA:
          4.63% due 04/01/14......................    100,000      95,192
          5.63% due 08/15/35......................    110,000     108,055
         Independence Community Bank Corp.:
          3.50% due 06/20/08......................     81,000      77,761
         Keybank National Association NA:
          5.45% due 03/03/16......................    140,000     139,966
         PNC Bank NA:
          4.88% due 09/21/17......................    170,000     162,118
         PNC Funding Corp.:
          5.13% due 12/14/10......................    180,000     179,539
          5.75% due 08/01/06......................    226,000     226,583
         Popular North America, Inc.:
          4.25% due 04/01/08......................    237,000     231,637
         US Bank NA:
          3.90% due 08/15/08......................     32,000      31,115
         Wachovia Bank NA:
          4.80% due 11/01/14......................     90,000      86,297
         Wells Fargo & Co.:
          6.38% due 08/01/11......................     75,000      79,001
                                                              -----------
                                                                2,294,212
                                                              -----------
       Broadcasting -- 1.76%
         Chancellor Media Corp.:
          8.00% due 11/01/08......................    238,000     251,660
         Charter Communications Holdings LLC:
          11.13% due 01/15/11.....................    155,000      82,925
         Comcast Corp.:
          6.45% due 03/15/37......................    204,000     204,539
         Cox Communications, Inc.:
          7.13% due 10/01/12......................    150,000     160,106
          7.63% due 06/15/25......................     89,000      98,857
         Nexstar Finance, Inc.:
          7.00% due 01/15/14......................     55,000      51,563
         Paxson Communications Corp.:
          10.78% due 01/15/13*(1).................    250,000     241,875
         Univision Communications, Inc.:
          3.50% due 10/15/07......................     75,000      72,608
         Viacom, Inc.:
          6.63% due 05/15/11......................    158,000     164,950
         Young Broadcasting, Inc.:
          10.00% due 03/01/11.....................    150,000     134,062
                                                              -----------
                                                                1,463,145
                                                              -----------
       Chemical -- 0.67%
         BCI US Finance Corp.:
          10.10% due 07/15/10 *(1)................    200,000     205,000
         E.I. du Pont de Nemours and Co.:
          4.13% due 04/30/10......................     32,000      30,726
         ICI Wilmington, Inc.:
          7.05% due 09/15/07......................    230,000     235,047
         Lubrizol Corp.:
          4.63% due 10/01/09......................     85,000      82,747
                                                              -----------
                                                                  553,520
                                                              -----------
       Commercial Services -- 0.97%
         Aramark Services, Inc.:
          7.00% due 05/01/07......................    183,000     185,902

February 28, 2006   CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     13
                                           CONTINUED


                                                   Principal    Value
                                                    Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Commercial Services (continued)
        Erac USA Finance Co.:
         7.95% due 12/15/09*...................... $  113,000 $   122,471
        Monitronics International, Inc.:
         11.75% due 09/01/10......................    110,000     109,450
        PHH Corp.:
         6.00% due 03/01/08.......................    193,000     194,574
        Rent-Way, Inc.:
         11.88% due 06/15/10......................    184,000     195,040
                                                              -----------
                                                                  807,437
                                                              -----------
      Drugs -- 0.51%
        American Home Products Corp.:
         6.95% due 03/15/11.......................    100,000     106,972
        Merck & Co., Inc.:
         2.50% due 03/30/07.......................    116,000     112,819
        Teva Pharmaceutical Finance LLC:
         6.15% due 02/01/36.......................    102,000     102,453
        Wyeth:
         6.00% due 02/15/36.......................    100,000     102,967
                                                              -----------
                                                                  425,211
                                                              -----------
      Electronics/Electrical Equipment -- 0.17%
        Arrow Electronics, Inc.:
         6.88% due 06/01/18.......................    135,000     140,952
                                                              -----------
      Financial Services -- 7.78%
        Ameriprise Financial, Inc.:
         5.35% due 11/15/10.......................    114,000     113,959
         5.65% due 11/15/15.......................    180,000     181,477
        BAE Systems Holdings, Inc.:
         4.75% due 08/15/10*......................    536,000     521,746
         6.40% due 12/15/11*......................    380,000     396,023
        Banc One Corp.:
         8.00% due 04/29/27.......................    108,000     135,193
        Consolidated Communications Illinois:
         9.75% due 04/01/12.......................    150,000     160,313
        Countrywide Home Loans, Inc.:
         4.13% due 09/15/09.......................     80,000      76,834
         5.50% due 08/01/06.......................    289,000     289,630
        Devon Financing Corp.
         6.88% due 09/30/11.......................    150,000     161,254
        Ford Motor Credit Co.:
         5.70% due 01/15/10.......................    110,000      95,971
         5.80% due 01/12/09.......................    184,000     165,325
         6.38% due 11/05/08.......................    213,000     196,891
         7.00% due 10/01/13.......................    130,000     114,248
         8.63% due 11/01/10.......................     95,000      89,460
        Foster's Finance Corp.:
         6.88% due 06/15/11*......................     85,000      90,263
        GATX Financing Corp.:
         5.80% due 03/01/16*(15)..................    150,000     149,999
        General Electric Capital Corp.:
         2.80% due 01/15/07.......................    213,000     208,994
         4.38% due 03/03/12.......................    170,000     162,680
         6.75% due 03/15/32.......................    319,000     373,341
        General Motors Acceptance Corp.:
         6.88% due 08/28/12.......................     12,000      10,692
         6.88% due 09/15/11.......................    320,000     286,520
         7.25% due 03/02/11.......................     50,000      45,683
         7.75% due 01/19/10.......................    175,000     164,930
         8.00% due 11/01/31.......................    129,000     117,808
        ING USA Global Funding Trust:
         4.50% due 10/01/10.......................    200,000     194,210
        Jefferies Group, Inc.:
         6.25% due 01/15/36.......................    207,000     205,604
        Kinder Morgan Finance Co.
         5.70% due 01/05/16.......................     90,000      90,012
        Lehman Brothers Holdings, Inc., Series G:
         4.50% due 07/26/10.......................    200,000     194,356
        MBNA America Bank NA:
         7.13% due 11/15/12.......................     85,000      93,730

                                                  Principal    Value
                                                   Amount     (Note 2)

       -----------------------------------------------------------------
       Financial Services (continued)
         Pricoa Global Funding I:
          3.90% due 12/15/08*.................... $  100,000 $    96,544
          4.63% due 06/25/12*....................     85,000      81,700
         Principal Life Global Funding:
          5.13% due 06/28/07*....................     50,000      49,730
         Residential Asset Securities Corp.:
          4.54% due 12/25/33.....................    200,000     194,516
         Residential Capital Corp.:
          6.38% due 06/30/10.....................    380,000     383,689
          6.88% due 06/30/15.....................    266,000     279,116
         Salomon Smith Barney Holdings, Inc.:
          5.88% due 03/15/06.....................     32,000      32,012
         Transamerica Finance Corp.:
          6.40% due 09/15/08.....................     79,000      81,018
         Xlliac Global Funding:
          4.80% due 08/10/10*....................    190,000     185,834
                                                             -----------
                                                               6,471,305
                                                             -----------
       Freight -- 0.38%
         CNF, Inc.:
          6.70% due 05/01/34.....................    142,000     147,701
         Ryder System, Inc.:
          5.00% due 06/15/12.....................    177,000     169,484
                                                             -----------
                                                                 317,185
                                                             -----------
       Funeral Services -- 0.09%
         Service Corp. International:
          6.75% due 04/01/16.....................     75,000      74,812
                                                             -----------
       Healthcare -- 0.40%
         Boston Scientific Corp:
          6.25% due 11/15/35.....................    187,000     201,344
         Psychiatric Solutions, Inc.:
          7.75% due 07/15/15.....................    125,000     129,062
                                                             -----------
                                                                 330,406
                                                             -----------
       Heavy Duty Trucks/Parts -- 0.13%
         Dana Corp.:
          5.85% due 01/15/15(12)(13).............    100,000      61,250
         Dura Operating Corp.:
          8.63% due 04/15/12.....................     60,000      47,400
                                                             -----------
                                                                 108,650
                                                             -----------
       Hospital Management -- 0.19%
         HCA, Inc.:
          6.95% due 05/01/12.....................    150,000     154,305
                                                             -----------
       Hospital Supplies -- 0.32%
         AmerisourceBergen Corp.:
          5.63% due 09/15/12*....................    175,000     174,087
         Universal Hospital Services, Inc.:
          10.13% due 11/01/11....................     85,000      88,825
                                                             -----------
                                                                 262,912
                                                             -----------
       Information Processing - Services -- 0.20%
         Computer Sciences Corp.:
          3.50% due 04/15/08.....................     85,000      81,366
         First Data Corp.:
          3.38% due 08/01/08.....................     90,000      85,967
                                                             -----------
                                                                 167,333
                                                             -----------
       Information Processing - Software -- 0.32%
         Activant Solutions, Inc.:
          10.53% due 04/01/10*(1)................     35,000      35,875
         Cisco Systems, Inc.:
          5.50% due 02/22/16.....................     75,000      75,513
         Oracle Corp. / Ozark Holding, Inc.:
          5.00% due 01/15/11*....................    158,000     155,979
                                                             -----------
                                                                 267,367
                                                             -----------

14    CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     February 28, 2006
                             CONTINUED


                                                   Principal    Value
                                                    Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS (continued)
       Insurance -- 1.77%
         AMBAC, Inc.:
          5.95% due 12/05/35...................... $  110,000 $   111,843
         Americo Life, Inc.:
          7.88% due 05/01/13*.....................    109,000     111,367
         Chubb Corp.:
          6.00% due 11/15/11......................    119,000     122,687
         Genworth Financial, Inc.:
          4.75% due 06/15/09......................    150,000     147,769
         ING Security Life Institutional Funding:
          2.70% due 02/15/07*.....................    153,000     148,897
         Kingsway America, Inc.:
          7.50% due 02/01/14......................     85,000      87,155
         Markel Corp.:
          7.35% due 08/15/34......................     43,000      46,547
         Metropolitan Life Global Funding I:
          4.25% due 07/30/09*.....................    198,000     193,209
          4.63% due 08/19/10*.....................     90,000      87,809
         MIC Financing Trust I:
          8.38% due 02/01/27*.....................     68,000      69,257
         Ohio Casualty Corp.:
          7.30% due 06/15/14......................    163,000     173,157
         Selective Insurance Group:
          6.70% due 11/01/35......................    100,000     101,152
         UnitedHealth Group, Inc.:
          5.38% due 03/15/16......................     70,000      70,079
                                                              -----------
                                                                1,470,928
                                                              -----------
       Leisure & Tourism -- 0.53%
         Brunswick Corp.:
          5.00% due 06/01/11......................    134,000     128,586
         Hilton Hotels Corp.:
          7.20% due 12/15/09......................     92,000      96,085
         MGM Mirage, Inc.:
          5.88% due 02/27/14......................    200,000     192,750
         Riviera Holdings Corp.:
          11.00% due 06/15/10(5)..................     25,000      26,875
                                                              -----------
                                                                  444,296
                                                              -----------
       Medical - Biomedical/Gene -- 0.52%
         Genentech, Inc.:
          5.25% due 07/15/35......................    456,000     435,623
                                                              -----------
       Metals -- 0.38%
         Barrick Gold Finance Co.:
          7.50% due 05/01/07......................    112,000     114,644
         Crown Cork & Seal Co., Inc.:
          8.00% due 04/15/23......................     75,000      73,125
         Phelps Dodge Corp.:
          6.13% due 03/15/34......................    128,000     125,560
                                                              -----------
                                                                  313,329
                                                              -----------
       Mining -- 0.14%
         Newmont Mining Corp.:
          8.63% due 05/15/11......................    100,000     113,935
                                                              -----------
       Multimedia -- 0.37%
         News America, Inc.:
          7.30% due 04/30/28......................    110,000     119,361
         Time Warner Entertainment Co. LP:
          8.38% due 03/15/23......................    160,000     188,295
                                                              -----------
                                                                  307,656
                                                              -----------
       Oil & Gas -- 2.61%
         Amerada Hess Corp.:
          7.13% due 03/15/33......................     94,000     108,336
          7.88% due 10/01/29......................     95,000     116,344
         ConocoPhillips:
          7.00% due 03/30/29......................    293,000     347,888
         Consumers Energy Co.:
          4.25% due 04/15/08......................    170,000     166,415

                                                Principal    Value
                                                 Amount     (Note 2)

         -------------------------------------------------------------
         Oil & Gas (continued)
           El Paso Production Holding Co.:
            7.75% due 06/01/13................. $  205,000 $   216,275
           Encore Acquisition Co.:
            6.00% due 07/15/15.................     44,000      41,800
            6.25% due 04/15/14.................     26,000      25,480
           Enterprise Products Operating LP:
            6.88% due 03/01/33.................    115,000     123,372
           Hanover Compressor Co.:
            9.00% due 06/01/14.................    100,000     109,000
           Hilcorp Energy LP:
            10.50% due 09/01/10*...............     85,000      94,350
           KeySpan Corp.:
            4.90% due 05/16/08.................    423,000     419,812
           Premcor Refining Group, Inc.:
            6.75% due 02/01/11.................    158,000     166,022
           PTT PLC:
            5.88% due 08/03/35*................    129,000     124,076
           Seitel, Inc.:
            11.75% due 07/15/11................    100,000     113,250
                                                           -----------
                                                             2,172,420
                                                           -----------
         Paper/Forest Products -- 0.14%
           Pliant Corp.:
            11.13% due 09/01/09(4)(11).........    126,000     115,920
                                                           -----------
         Pollution Control -- 0.09%
           Republic Services, Inc.:
            6.09% due 03/15/35.................     75,000      76,820
                                                           -----------
         Railroads & Equipment -- 0.45%
           Burlington Northern Santa Fe Corp.:
            7.29% due 06/01/36.................    176,000     214,252
           Norfolk Southern Corp.:
            5.59% due 05/17/25.................    158,000     157,538
                                                           -----------
                                                               371,790
                                                           -----------
         Real Estate -- 0.51%
           Brascan Corp.:
            8.13% due 12/15/08.................    166,000     177,502
           EOP Operating LP:
            7.00% due 07/15/11.................    150,000     159,730
           ERP Operating LP:
            5.38% due 08/01/16.................     86,000      85,164
                                                           -----------
                                                               422,396
                                                           -----------
         Real Estate Investment Trusts -- 0.37%
           Commercial Net Lease Realty:
            6.15% due 12/15/15.................     85,000      85,632
           Duke Realty LP:
            5.50% due 03/01/16.................     75,000      74,481
           iStar Financial, Inc.:
            5.65% due 09/15/11.................     75,000      74,956
           Vornado Realty LP:
            4.75% due 12/01/10.................     75,000      72,446
                                                           -----------
                                                               307,515
                                                           -----------
         Savings & Loan -- 1.60%
           Charter One Bank FSB:
            6.38% due 05/15/12.................    501,000     531,557
           Downey Financial Corp.:
            6.50% due 07/01/14.................    170,000     172,223
           Sovereign Bancorp, Inc.:
            4.80% due 09/01/10*................    280,000     271,952
           World Savings Bank FSB:
            4.13% due 12/15/09.................    363,000     350,426
                                                           -----------
                                                             1,326,158
                                                           -----------
         Schools -- 0.27%
           Tulane University of Louisiana:
            5.55% due 11/15/12(1)(3)...........    225,000     225,000
                                                           -----------

February 28, 2006   CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     15
                                           CONTINUED


                                                   Principal    Value
                                                    Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Telecommunications -- 2.27%
        Alltel Corp.:
         4.66% due 05/17/07....................... $  151,000 $   150,195
        American Cellular Corp.:
         10.00% due 08/01/11......................    250,000     271,875
        Corning, Inc.:
         6.20% due 03/15/16.......................     90,000      91,204
        GTE Corp.:
         6.94% due 04/15/28.......................    136,000     144,496
        GTE Northwest, Inc.:
         5.55% due 10/15/08.......................     95,000      94,510
        ICO North America, Inc.:
         7.50% due 08/15/09(3)....................     25,000      32,750
        LCI International, Inc.:
         7.25% due 06/15/07.......................    360,000     364,050
        New England Telephone & Telegraph Co.:
         7.88% due 11/15/29.......................    115,000     125,735
        Sprint Capital Corp.:
         6.88% due 11/15/28.......................    113,000     123,129
        Triton PCS, Inc.:
         8.50% due 06/01/13.......................     25,000      24,188
        Verizon New England, Inc.:
         6.50% due 09/15/11.......................     75,000      77,164
        Verizon New York, Inc., Series B:
         7.38% due 04/01/32.......................    364,000     385,809
                                                              -----------
                                                                1,885,105
                                                              -----------
      Utilities - Electric -- 5.77%
        AES Corp.:
         7.75% due 03/01/14.......................    135,000     142,594
        American Electric Power Co., Inc.:
         4.71% due 08/16/07(6)....................    180,000     178,485
        Calpine Corp.:
         8.75% due 07/15/13*(4)(11)...............    470,000     437,100
        Centerpoint Energy Houston Electric, LLC:
         5.60% due 07/01/23.......................    133,000     130,718
        Centerpoint Energy, Inc.:
         5.88% due 06/01/08.......................    190,000     191,698
        Cleco Power LLC:
         6.50% due 12/01/35.......................    110,000     111,330
        Commonwealth Edison Co.:
         5.90% due 03/15/36.......................    126,000     126,226
        Consolidated Natural Gas Co.:
         5.38% due 11/01/06.......................     94,000      94,090
        Dominion Resources, Inc. (Va):
         5.69% due 05/15/08(6)....................    165,000     165,926
        Duke Energy Co:
         4.20% due 10/01/08.......................    150,000     145,990
        Duquesne Light Holdings, Inc.:
         6.25% due 08/15/35.......................     45,000      44,067
        Enersis SA:
         7.40% due 12/01/16.......................    700,000     762,385
        Entergy Louisiana LLC:
         5.83% due 11/01/10.......................    255,000     254,147
        Excelon Corp.:
         4.45% due 06/15/10.......................     82,000      79,047
        Florida Power & Light Co.:
         5.95% due 10/01/33.......................     95,000      99,542
        Indianapolis Power & Light Co.:
         6.60% due 01/01/34*......................     41,000      44,557
        Indiantown Cogeneration, LP:
         9.26% due 12/15/10.......................     65,137      69,705
        NRG Energy, Inc.:
         7.25% due 02/01/14.......................     50,000      51,250
         7.38% due 02/01/16.......................    185,000     190,550
        Old Dominion Electric Cooperative:
         5.68% due 12/01/28.......................     45,042      45,329
        Pepco Holding, Inc.:
         5.50% due 08/15/07.......................    193,000     193,488

                                                 Principal    Value
                                                  Amount     (Note 2)

        ---------------------------------------------------------------
        Utilities - Electric (continued)
          PSEG Power LLC:
           7.75% due 04/15/11................... $  115,000 $   126,442
          PSI Energy, Inc.:
           6.12% due 10/15/35...................     90,000      92,022
           7.85% due 10/15/07...................    287,000     298,108
          Puget Sound Energy, Inc.:
           5.20% due 10/01/15...................    268,000     262,062
          Reliant Resources, Inc.:
           9.50% due 07/15/13...................     50,000      51,000
          Southern California Edison Co.:
           5.63% due 02/01/36...................    102,000     101,235
          Southern Energy, Inc:
           7.90% due 07/15/09+(3)(15)...........    150,000           0
          Virginia Electric and Power Co.:
           4.10% due 12/15/08...................    157,000     151,715
           5.75% due 03/31/06...................    152,000     152,081
                                                            -----------
                                                              4,792,889
                                                            -----------
        Utilities - Gas, Distribution -- 0.52%
          Sempra Energy:
           4.62% due 05/17/07...................    321,000     318,526
          Southern California Gas Co.:
           5.75% due 11/15/35...................    110,000     112,413
                                                            -----------
                                                                430,939
                                                            -----------
        Utilities - Gas, Pipeline -- 0.46%
          NGC Corp. Capital Trust I:
           8.32% due 06/01/27...................    215,000     198,875
          Reliant Energy Resources Corp.:
           7.75% due 02/15/11...................    170,000     186,211
                                                            -----------
                                                                385,086
                                                            -----------
        Total Corporate Bonds
           (Cost $31,078,976)...................             30,871,230
                                                            -----------
        FOREIGN BONDS -- 12.13%
        Banks -- 0.40%
          Banco Continental de Panama:
           5.63% due 12/01/10*..................     89,000      88,820
          National Westminster Bank PLC:
           7.75% due 10/16/07(9)................     63,000      65,278
          UOB Cayman, Ltd.:
           5.80% due 03/15/16*(9)...............    180,000     179,537
                                                            -----------
                                                                333,635
                                                            -----------
        Broadcasting -- 0.68%
          British Telecommunications PLC:
           8.63% due 12/15/30...................    170,000     224,597
          Grupo Televisa SA:
           6.63% due 03/18/25...................    176,000     182,147
          Telenet Group Holding NV:
           11.50% due 06/15/14*(6)..............    196,000     161,945
                                                            -----------
                                                                568,689
                                                            -----------
        Conglomerates -- 0.40%
          Tyco International Group SA:
           6.75% due 02/15/11...................    314,000     329,411
                                                            -----------
        Drugs -- 0.16%
          Elan Finance PLC/ Elan Finance Corp.:
           7.75% due 11/15/11...................    143,000     132,990
                                                            -----------
        Financial Services -- 2.29%
          Aries Vermogensverwaltung GmbH:
           9.60% due 10/25/14...................    500,000     643,200
          Diageo Capital PLC:
           4.38% due 05/03/10...................    166,000     160,716
          FBG Finance, Ltd.:
           5.88% due 06/15/35*..................    100,000      96,184
          HBOS Capital Funding LP:
           6.85% due 03/23/09(9)................    288,000     290,160

16    CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     February 28, 2006
                             CONTINUED


                                               Principal    Value
                                                Amount     (Note 2)
          -----------------------------------------------------------
          FOREIGN BONDS (continued)
          Financial Services (continued)
            Nationwide Building Society:
             2.63% due 01/30/07*.............. $  153,000 $   149,646
            Nell AF SARL:
             8.38% due 08/15/15*..............    200,000     201,000
            SovRisc BV:
             4.63% due 10/31/08*..............    174,000     172,375
            UFJ Finance Aruba AEC:
             6.75% due 07/15/13...............    175,000     188,473
                                                          -----------
                                                            1,901,754
                                                          -----------
          Foreign Government Agencies -- 4.77%
            Brazil Federative Republic:
             8.00% due 01/15/18...............    250,000     279,875
             10.50% due 07/14/14..............     70,000      90,125
            Government of United Kingdom:
             2.25% due 07/08/08*..............    123,000     116,446
            Quebec Province Canada:
             7.50% due 09/15/29...............    224,000     292,479
            Republic of Argentina:
             4.89% due 08/03/12(1)(14)........    250,000     205,125
             8.28% due 12/31/33...............    272,257     272,529
            Republic of Turkey:
             9.00% due 06/30/11...............     65,000      74,100
             11.88% due 01/15/30..............    600,000     949,500
            Republic of Venezuela:
             8.50% due 10/08/14...............     35,000      39,760
             9.25% due 09/15/27...............    800,000   1,028,000
            Russian Federation:
             5.00% due 03/31/30*(6)...........    102,000     115,005
             8.25% due 03/31/10...............    470,000     497,119
            United Mexican States:
             7.50% due 04/08/33...............      3,000       3,645
                                                          -----------
                                                            3,963,708
                                                          -----------
          Insurance -- 0.69%
            Aegon NV:
             5.02% due 07/15/14(9)............    189,000     168,210
            Fairfax Financial Holdings, Ltd.:
             8.25% due 10/01/15...............    175,000     166,688
            ING Groep NV:
             5.78% due 12/08/15(9)............    125,000     125,250
            Montpelier Re Holdings, Ltd.:
             6.13% due 08/15/13...............    121,000     117,023
                                                          -----------
                                                              577,171
                                                          -----------
          Leisure & Tourism -- 0.13%
            Royal Caribbean Cruises, Ltd.:
             6.88% due 12/01/13...............    102,000     107,664
                                                          -----------
          Machinery -- 0.09%
            Atlas Copco AB:
             6.50% due 04/01/08*..............     73,000      74,750
                                                          -----------
          Metals -- 0.28%
            Inco, Ltd.:
             7.20% due 09/15/32...............    124,000     137,263
            Noranda, Inc.:
             8.38% due 02/15/11...............     90,000     100,306
                                                          -----------
                                                              237,569
                                                          -----------
          Mining -- 0.35%
            BHP Billiton Finance:
             5.00% due 12/15/10...............    180,000     178,510
            Teck Cominco, Ltd.:
             6.13% due 10/01/35...............    110,000     109,073
                                                          -----------
                                                              287,583
                                                          -----------
          Oil & Gas -- 0.56%
            Nexen, Inc.:
             5.88% due 03/10/35...............    193,000     190,824

                                                             Principal    Value
                                                              Amount     (Note 2)

-----------------------------------------------------------------------------------
Oil & Gas (continued)
  Talisman Energy, Inc.:
   5.85% due 02/01/37....................................... $  170,000 $   169,579
  Weatherford International, Ltd.:
   5.50% due 02/15/16.......................................    105,000     105,317
                                                                        -----------
                                                                            465,720
                                                                        -----------
Paper/Forest Products -- 0.09%
  Abitibi-Cons., Inc.:
   8.55% due 08/01/10.......................................     75,000      74,063
                                                                        -----------
Railroads & Equipment -- 0.23%
  Canadian National Railway Co.:
   6.38% due 10/15/11.......................................    180,000     190,166
                                                                        -----------
Retail -- 0.14%
  Jean Coutu Group, Inc.:
   8.50% due 08/01/14.......................................    125,000     119,375
                                                                        -----------
Telecommunications -- 0.87%
  America Movil SA de CV:
   6.38% due 03/01/35.......................................     91,000      92,062
  Telecom Italia Capital SA:
   4.00% due 01/15/10.......................................    117,000     110,678
   6.00% due 09/30/34.......................................    207,000     195,749
  Telus Corp.:
   7.50% due 06/01/07.......................................    268,000     275,095
   8.00% due 06/01/11.......................................     45,000      50,209
                                                                        -----------
                                                                            723,793
                                                                        -----------
Total Foreign Bonds
   (Cost $9,615,138)........................................             10,088,041
                                                                        -----------
UNITED STATES GOVERNMENT BONDS -- 37.36%
Government Agencies -- 35.19%
  Federal Home Loan Bank:
   3.90% due 02/25/08@......................................    365,000     358,174
   4.00% due 01/23/07@......................................    300,000     297,555
   4.50% due 09/08/08.......................................    440,000     435,661
  Federal Home Loan Mtg. Corp.:
   4.35% due 06/02/08.......................................    420,000     413,897
   4.45% due 03/06/08.......................................    205,000     203,013
   4.50% due 11/01/18.......................................    668,772     648,966
   4.50% due 02/01/19.......................................    747,231     724,372
   4.50% due 07/01/19.......................................    582,920     565,088
   4.50% due 08/01/20.......................................    455,420     441,061
   5.00% due 03/01/19.......................................    313,535     309,661
   5.00% due 10/01/33.......................................     72,065      70,095
   5.00% due 06/01/34.......................................  1,424,346   1,383,100
   5.00% due 12/01/34.......................................    500,654     486,157
   5.00% due 08/01/35.......................................  1,470,885   1,425,671
   5.00% due 11/01/35.......................................  1,095,325   1,061,655
   5.50% due 11/01/18.......................................    344,218     345,658
   5.50% due 10/01/33.......................................    819,117     813,921
   5.50% due 07/01/34.......................................    577,916     573,827
   5.50% due 02/01/35.......................................    610,769     605,768
   5.50% due 07/01/35.......................................  1,605,658   1,592,513
   6.00% due 07/01/35.......................................    709,785     716,900
   6.50% due 12/01/32.......................................    660,703     677,252
   6.50% due March TBA......................................  2,000,000   2,045,624
   7.00% due 11/01/16@......................................     54,538      56,253
   7.00% due 07/01/32@......................................     69,199      71,548
   7.50% due 12/01/30@......................................      8,724       9,137
   7.50% due 04/01/31@......................................    118,195     123,769
   8.00% due 02/01/30@......................................     12,105      12,938
   8.00% due 07/01/30@......................................      2,948       3,151
  Federal Home Loan Mtg. Corp Reference REMIC, Series R004,
   Class AL:
   5.13% due 12/15/13(7)....................................    342,369     339,113
  Federal Home Loan Mtg. Corp Reference REMIC, Series R005,
   Class AB:
   5.50% due 12/15/18(7)....................................    725,000     721,584

February 28, 2006   CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -     17
                                           CONTINUED


                                                   Principal
                                                    Amount/     Value
                                                    Shares     (Note 2)
       ------------------------------------------------------------------
       UNITED STATES GOVERNMENT BONDS (continued)
       Government Agencies (continued)
         Federal National Mtg. Assoc.:
          3.88% due 02/01/08...................... $  315,000 $   309,134
          4.50% due 06/01/18......................    176,123     171,530
          4.75% due 12/15/10......................    202,000     200,401
          5.00% due 09/01/18......................     58,384      57,718
          5.00% due 10/01/18......................    650,149     642,725
          5.00% due 12/01/18......................    322,803     319,117
          5.00% due 03/01/20......................    436,247     430,854
          5.00% due 11/01/33......................     31,591      30,806
          5.00% due 03/01/34......................    593,109     577,406
          5.00% due 04/01/34......................  1,862,513   1,813,202
          5.25% due 08/01/12@.....................    314,000     314,637
          5.50% due 10/01/17......................    140,265     141,014
          5.50% due 05/01/18......................    134,434     135,119
          5.50% due 11/01/19......................    450,524     452,818
          5.50% due 12/01/33......................    797,384     791,736
          5.50% due 05/01/34......................    321,870     319,590
          6.00% due 09/01/16......................    204,890     208,941
          6.00% due 12/01/16......................     52,147      53,178
          6.00% due 12/01/33......................    718,265     725,616
          6.00% due 08/01/34......................  1,140,780   1,152,277
          6.00% due 10/01/34......................    363,370     366,867
          6.00% due 04/01/35......................  1,093,747   1,104,940
          6.50% due 02/01/17......................     86,963      89,337
          6.50% due 03/01/17......................    102,578     105,378
          6.50% due 04/01/29@.....................    104,608     107,549
          6.50% due 06/01/29......................    177,995     183,000
          6.50% due 07/01/32......................    284,580     291,962
          7.00% due 09/01/31@.....................    243,566     252,215
          7.50% due 11/01/14@.....................      5,262       5,432
         Government National Mtg. Assoc.:
          6.50% due 06/15/29......................     34,433      35,935
          6.50% due 10/15/32......................    287,940     300,297
          7.00% due 09/15/28......................     28,261      29,525
                                                              -----------
                                                               29,253,338
                                                              -----------
       Government Obligations -- 2.17%
         United States Treasury Bonds:
          5.38% due 02/15/31......................    214,000     238,217
          6.25% due 08/15/23......................    266,000     314,524
          6.88% due 08/15/25......................      1,000       1,276
          7.25% due 08/15/22......................     72,000      92,776
         United States Treasury Notes:
          6.88% due 05/15/06......................  1,152,000   1,157,401
                                                              -----------
                                                                1,804,194
                                                              -----------
       Total United States Government Bonds
          (Cost $31,520,327)......................             31,057,532
                                                              -----------
       PREFERRED STOCK -- 0.80%
       Financial Services -- 0.50%
         Fannie Mae 7.00%(1)......................      2,370     129,402
         General Electric Capital Corp. 4.50%(6)..     12,000     284,160
                                                              -----------
                                                                  413,562
                                                              -----------
       Insurance -- 0.30%
         Endurance Specialty Holdings, Ltd. 7.75%.     10,000     250,200
                                                              -----------
       Total Preferred Stock
          (Cost $678,535).........................                663,762
                                                              -----------
       Total Long-Term Investment Securities
          (Cost $78,277,145)......................             78,042,319
                                                              -----------

                                                               Principal      Value
                                                                Amount       (Note 2)

---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.81%
Commercial Paper -- 4.81%
  Societe Generale North American, Inc.:
   4.55% due 03/01/06 (Cost $4,000,000)@..................... $4,000,000     4,000,000
                                                                           -----------
REPURCHASE AGREEMENT -- 3.63%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 2/28/06, to be repurchased
   3/01/06 in the amount of $3,014,356 and collateralized by
   Federal National Mtg. Assoc., bearing interest at 3.25%,
   due 8/15/08 and having an approximate value of
   $3,105,833 (Cost $3,014,000)@.............................  3,014,000     3,014,000
                                                                           -----------
TOTAL INVESTMENTS
   (Cost $85,291,145)(10)....................................     102.32%   85,056,319
Liabilities in excess of other assets........................      (2.32)%  (1,924,985)
                                                              ----------   -----------
NET ASSETS --                                                     100.00%  $83,131,334
                                                              ==========   ===========

--------
Pass Through -- Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
REMIC-- Real Estate Mortgage Investment Conduit
TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, the aggregate value of these securities was $6,616,400 representing 7.96% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@   The security or a portion thereof represents collateral for TBA.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(2) Variable rate security -- the rate reflected is as of February 28, 2006; maturity date reflects stated maturity date.
(3) Fair valued security (see Note 2)
(4) Bond in default
(5) Security represents an investment in an affiliated company (see Note 3).
(6) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(7) Collateralized Mortgage Obligation
(8) Commercial Mortgage-Backed Security
(9) Variable rate security -- the rate reflected is as of February 28, 2006; maturity date reflects next reset date.
(10)See Note 5 for cost investments on a tax basis.
(11)Company has filed for Chapter 11 bankruptcy protection.
(12)Company has filed for Chapter 11 bankruptcy protection subsequent to February 28, 2006.
(13)Bond in default subsequent to February 28, 2006.
(14)The par value of this security is at a ratio of 87.50/100.
(15)Illiquid security.

See Notes to Financial Statements

18     HIGH YIELD BOND FUND - PORTFOLIO PROFILE (Unaudited)      February 28, 2006

Industry Allocation*

                   Financial Services................ 14.57%
                   Telecommunications................ 10.57%
                   Utilities -- Electric.............  8.19%
                   Oil & Gas.........................  7.54%
                   Broadcasting......................  7.35%
                   Airlines..........................  6.11%
                   Leisure & Tourism.................  6.07%
                   Utilities -- Gas, Pipeline........  4.25%
                   Commercial Services...............  3.04%
                   Hospital Management...............  2.53%
                   Paper/Forest Products.............  2.51%
                   Chemical..........................  2.20%
                   Retail............................  1.79%
                   Metals............................  1.74%
                   Repurchase Agreement..............  1.74%
                   Real Estate Investment Trusts.....  1.71%
                   Healthcare........................  1.68%
                   Funeral Services..................  1.40%
                   Foods.............................  1.11%
                   Drugs.............................  1.07%
                   Electronics/Electrical Equipment..  1.00%
                   Building Materials................  0.82%
                   Heavy Duty Trucks/Parts...........  0.81%
                   Automotive........................  0.76%
                   Insurance.........................  0.75%
                   Semiconductors....................  0.69%
                   Hospital Supplies.................  0.67%
                   Multimedia........................  0.64%
                   Machinery.........................  0.57%
                   Advertising.......................  0.48%
                   Pollution Control.................  0.45%
                   Information Processing -- Services  0.43%
                   Household Products................  0.39%
                   Information Processing -- Software  0.36%
                   Aerospace/Defense.................  0.35%
                   Beverages.........................  0.33%
                   Coal..............................  0.31%
                   Freight...........................  0.26%
                   Textile -- Products...............  0.24%
                   Manufacturing.....................  0.20%
                   Railroads & Equipment.............  0.16%
                   Tobacco...........................  0.14%
                   Conglomerates.....................  0.13%
                   Publishing........................  0.09%
                                                      -----
                                                      98.20%
                                                      =====

Credit Quality+#

                               A.........   0.65%
                               BBB.......   0.41%
                               BB........  25.98%
                               B.........  35.16%
                               CCC.......  19.92%
                               CC........   0.10%
                               C.........   0.55%
                               Below C...   2.70%
                               Not Rated@  14.53%
                                          ------
                                          100.00%
                                          ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

February 28, 2006 HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)   19


                                                             Principal   Value
                                                              Amount    (Note 2)
---------------------------------------------------------------------------------
CORPORATE BONDS -- 77.68%
Advertising -- 0.48%
  Affinity Group, Inc.:
   9.00% due 02/15/12....................................... $300,000  $  300,000
  Vertis, Inc.:
   10.88% due 06/15/09......................................  116,000     113,970
                                                                       ----------
                                                                          413,970
                                                                       ----------
Aerospace/Defense -- 0.35%
  Decrane Aircraft Holdings, Inc.:
   12.00% due 09/30/08......................................  220,000     157,300
  L-3 Communications Corp.:
   6.13% due 07/15/13.......................................   50,000      49,250
   6.38% due 10/15/15.......................................  100,000      99,750
                                                                       ----------
                                                                          306,300
                                                                       ----------
Airlines -- 6.11%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11.......................................  650,000     638,625
  Atlas Air, Inc.:
   7.38% due 01/02/18.......................................   73,713      72,922
  Atlas Air, Inc., Series 1999-1A2 Pass Through:
   6.88% due 07/02/09.......................................  426,726     407,015
  Atlas Air, Inc., Series 1999-1B Pass Through:
   7.63% due 01/02/15.......................................  862,020     714,784
  Atlas Air, Inc., Series 1999-1C:
   8.77% due 01/02/11.......................................   87,400      50,448
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 01/02/19.......................................  490,663     482,167
  Atlas Air, Inc., Series 2000-1A Pass Through:
   8.71% due 01/02/19.......................................  682,286     693,325
  Atlas Air, Inc., Series 2001-B Pass Through:
   9.06% due 01/02/14.......................................  197,175     181,884
  Continental Airlines, Inc., Series 1999-1A Pass Through:
   6.55% due 02/02/19.......................................  521,875     526,097
  Continental Airlines, Inc., Series 1999-1C Pass Through:
   6.95% due 08/02/09.......................................  113,485     104,657
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................  170,155     147,759
  Continental Airlines, Inc., Series 2000-2B:
   8.31% due 10/02/19.......................................   83,059      78,888
  Delta Air Lines, Inc.:
   8.30% due 12/15/29(2)(5).................................  550,000     125,125
   9.50% due 11/18/08*(2)(5)................................  175,000     169,750
   10.00% due 08/15/08 (2)(5)...............................  700,000     155,750
  Delta Air Lines, Inc. Pass Through Certs.:
   7.57% due 11/18/10(5)....................................  325,000     325,813
  Northwest Airlines, Inc. Pass Through Certs. Series 1A-1:
   7.04% due 04/01/22(5)....................................  313,488     308,465
  United Airlines, Inc. Pass Through Certs.:
   6.20% due 09/01/08.......................................  142,417     142,774
                                                                       ----------
                                                                        5,326,248
                                                                       ----------
Automotive -- 0.76%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14.......................................  190,000     147,250
  Exide Corp.:
   10.00% due 03/15/25+(1)(8)...............................  300,000           0
  Ford Motor Co.:
   6.63% due 10/01/28.......................................  550,000     368,500
  Stanadyne Corp.:
   10.00% due 08/15/14......................................  150,000     144,000
  Venture Holdings Trust:
   11.00% due 06/01/07+(2)(5)(8)............................   50,000         250
                                                                       ----------
                                                                          660,000
                                                                       ----------
Beverages -- 0.33%
  Le-Natures, Inc.:
   9.00% due 06/15/13*......................................  275,000     288,750
                                                                       ----------

                                                  Principal    Value
                                                   Amount     (Note 2)
         Broadcasting -- 5.80%
           Adelphia Communications Corp.:
            10.25% due 06/15/11+(2)(5)........... $  100,000 $   68,000
           Charter Communications Holdings LLC:
            9.63% due 11/15/09...................  1,075,000    822,375
            9.92% due 04/01/11(3)................    350,000    178,500
            10.25% due 01/15/10..................     50,000     34,250
            10.75% due 10/01/09..................    550,000    423,500
            11.13% due 01/15/11..................  1,340,000    716,900
           Fisher Communications, Inc.:
            8.63% due 09/15/14...................    375,000    394,219
           Insight Communications Co., Inc.:
            12.25% due 02/15/11(3)...............    565,000    600,312
           Nexstar Finance, Inc.:
            7.00% due 01/15/14...................    400,000    375,000
           Paxson Communications Corp.:
            10.78% due 01/15/13*(9)..............    750,000    725,625
           Young Broadcasting, Inc.:
            8.75% due 01/15/14...................    300,000    252,000
            10.00% due 03/01/11..................    525,000    469,219
                                                             ----------
                                                              5,059,900
                                                             ----------
         Building Materials -- 0.82%
           Associated Materials, Inc.:
            9.75% due 04/15/12...................    250,000    248,750
            11.25% due 03/01/14(3)...............    225,000    119,250
           Dayton Superior Corp.:
            10.75% due 09/15/08..................    342,000    347,130
                                                             ----------
                                                                715,130
                                                             ----------
         Chemical -- 1.29%
           BCI US Finance Corp.:
            10.10% due 07/15/10*(9)..............    175,000    179,375
           Equistar Chemicals LP:
            8.75% due 02/15/09...................    175,000    181,562
            10.63% due 05/01/11..................    200,000    217,500
           Lyondell Chemical Co.:
            9.50% due 12/15/08...................    132,000    137,940
           Rockwood Specialties Group, Inc.:
            7.50% due 11/15/14...................    150,000    151,500
            10.63% due 05/15/11..................     55,000     60,500
           Westlake Chemical Corp.:
            6.63% due 01/15/16...................    200,000    199,750
                                                             ----------
                                                              1,128,127
                                                             ----------
         Coal -- 0.04%
           Alpha Natural Resources, Inc. LLC:
            10.00% due 06/01/12..................     31,000     34,100
                                                             ----------
         Commercial Services -- 2.17%
           Corrections Corp. of America:
            6.25% due 03/15/13...................    200,000    198,500
           DI Finance LLC:
            9.50% due 02/15/13...................    325,000    336,375
           FTI Consulting, Inc.:
            7.63% due 06/15/13...................    100,000    104,750
           Mobile Mini, Inc.:
            9.50% due 07/01/13...................    100,000    109,750
           Monitronics International, Inc.:
            11.75% due 09/01/10..................    400,000    398,000
           NationsRent Cos., Inc.:
            9.50% due 05/01/15...................    225,000    243,000
           Owens Brockway Glass Container, Inc.:
            8.25% due 05/15/13...................    150,000    156,375
           Petroleum Helicopters, Inc.:
            9.38% due 05/01/09...................     25,000     26,312
           Rent-Way, Inc.:
            11.88% due 06/15/10..................    300,000    318,000
                                                             ----------
                                                              1,891,062
                                                             ----------

20  HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006
                            - CONTINUED


                                                  Principal    Value
                                                   Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Conglomerates -- 0.13%
          Park-Ohio Industries, Inc.:
           8.38% due 11/15/14.................... $  125,000 $  112,500
                                                             ----------
        Drugs -- 0.15%
          Mylan Laboratories, Inc.:
           6.38% due 08/15/15....................    125,000    126,406
                                                             ----------
        Electronics/Electrical Equipment -- 0.78%
          Celestica, Inc.:
           7.63% due 07/01/13....................     75,000     75,000
          Muzak LLC:
           9.88% due 03/15/09....................     75,000     43,875
          Sanmina-SCI Corp.:
           6.75% due 03/01/13....................    125,000    120,625
          Solectron Corp.:
           8.00% due 03/15/16*(8)................    175,000    177,625
          Xerox Corp.:
           7.63% due 06/15/13....................    250,000    265,313
                                                             ----------
                                                                682,438
                                                             ----------
        Financial Services -- 10.32%
          AAC Group Holding Corp.:
           10.25% due 10/01/12(3)................    200,000    149,750
          AMR HoldCo, Inc.:
           10.00% due 02/15/15...................    175,000    186,375
          Chukchansi Economic Development Auth.:
           8.06% due 11/15/12*(9)................    175,000    179,375
          Consolidated Communications Illinois:
           9.75% due 04/01/12....................    291,000    311,006
          Drummond Co., Inc.:
           7.38% due 02/15/16*...................    225,000    226,125
          ESI Tractebel Acquisition Corp.:
           7.99% due 12/30/11....................    151,000    157,921
          Ford Motor Credit Co.:
           5.80% due 01/12/09....................    900,000    808,656
           7.00% due 10/01/13....................    950,000    834,888
          General Motors Acceptance Corp.:
           6.61% due 12/01/14(9).................    640,000    563,221
           6.88% due 09/15/11....................  1,500,000  1,343,061
           6.88% due 08/28/12....................     54,000     48,114
           7.25% due 03/02/11....................    300,000    274,100
           7.75% due 01/19/10....................  1,125,000  1,060,267
           8.00% due 11/01/31....................    973,000    888,581
          H&E Equipment Services LLC:
           11.13% due 06/15/12...................    175,000    194,906
          Hexion US Finance Corp:
           9.00% due 07/15/14....................    645,000    663,544
          MedCath Holdings Corp.:
           9.88% due 07/15/12....................    250,000    259,688
          Nexstar Finance Holdings LLC:
           11.38% due 04/01/13(3)................    650,000    515,938
          PCA LLC:
           11.88% due 08/01/09(8)................    400,000     80,000
          Terra Capital, Inc.:
           11.50% due 06/01/10...................    228,000    254,220
                                                             ----------
                                                              8,999,736
                                                             ----------
        Foods -- 1.11%
          Doane Pet Care Co.:
           10.63% due 11/15/15*..................    100,000    105,750
           10.75% due 03/01/10...................     75,000     80,719
          Smithfield Foods, Inc.:
           7.75% due 05/15/13....................    175,000    183,094
          Wornick Co.:
           10.88% due 07/15/11...................    575,000    599,437
                                                             ----------
                                                                969,000
                                                             ----------

                                                 Principal    Value
                                                  Amount     (Note 2)
         Funeral Services -- 1.40%
           Alderwoods Group, Inc.:
            7.75% due 09/15/12.................. $   75,000 $   77,438
           Carriage Services, Inc.:
            7.88% due 01/15/15..................    262,000    269,205
           Service Corp. International:
            6.50% due 03/15/08..................    325,000    328,250
            6.75% due 04/01/16..................     75,000     74,812
            7.00% due 06/15/17*.................    200,000    204,250
           Stewart Enterprises, Inc.:
            7.25% due 02/15/13*.................    275,000    266,062
                                                            ----------
                                                             1,220,017
                                                            ----------
         Healthcare -- 1.68%
           CDRV Investors, Inc.:
            9.63% due 01/01/15(3)...............    375,000    256,875
           Concentra Operating Corp.:
            9.13% due 06/01/12..................    150,000    156,375
            9.50% due 08/15/10..................     50,000     52,125
           Curative Health Services, Inc.:
            10.75% due 05/01/11(2)(11)..........    175,000    111,125
           Encore Medical Corp.:
            9.75% due 10/01/12..................    100,000    101,500
           Genesis HealthCare Corp.:
            2.50% due 03/15/25*.................    125,000    120,469
            8.00% due 10/15/13..................    100,000    105,250
           Inverness Medical Innovations, Inc.:
            8.75% due 02/15/12..................    350,000    346,500
           Psychiatric Solutions, Inc.:
            7.75% due 07/15/15..................    100,000    103,250
           US Oncology, Inc.:
            10.75% due 08/15/14.................    100,000    110,500
                                                            ----------
                                                             1,463,969
                                                            ----------
         Heavy Duty Trucks/Parts -- 0.81%
           Dana Corp.:
            5.85% due 01/15/15 (11)(12).........    375,000    229,688
            6.50% due 03/01/09 (11)(12).........    400,000    258,000
           Dura Operating Corp.:
            8.63% due 04/15/12..................    234,000    184,860
           Navistar International Corp.:
            6.25% due 03/01/12..................     34,000     34,255
                                                            ----------
                                                               706,803
                                                            ----------
         Hospital Management -- 2.53%
           HCA, Inc.:
            6.38% due 01/15/15..................  1,769,000  1,766,224
            6.95% due 05/01/12..................     75,000     77,153
           Tenet Healthcare Corp.:
            7.38% due 02/01/13..................    125,000    114,687
            9.25% due 02/01/15*.................    150,000    150,375
           Triad Hospitals, Inc.:
            7.00% due 11/15/13..................    100,000    100,875
                                                            ----------
                                                             2,209,314
                                                            ----------
         Hospital Supplies -- 0.67%
           AmerisourceBergen Corp.:
            5.88% due 09/15/15*.................    325,000    327,064
           Universal Hospital Services, Inc.:
            10.13% due 11/01/11.................    250,000    261,250
                                                            ----------
                                                               588,314
                                                            ----------
         Household Products -- 0.39%
           ACCO Brands Corp.:
            7.63% due 08/15/15..................     75,000     69,562

February 28, 2006 HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)   21
                                          - CONTINUED


                                                    Principal    Value
                                                     Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Household Products (continued)
        Jostens Holding Corp.:
         10.25% due 12/01/13(3).................... $  225,000 $  171,844
        Prestige Brands, Inc.:
         9.25% due 04/15/12........................    100,000    101,250
                                                               ----------
                                                                  342,656
                                                               ----------
      Information Processing - Services -- 0.43%
        Spheris, Inc.:
         11.00% due 12/15/12*......................    200,000    185,000
        SunGard Data Systems, Inc.:
         9.13% due 08/15/13*.......................    175,000    186,156
                                                               ----------
                                                                  371,156
                                                               ----------
      Information Processing - Software -- 0.36%
        Activant Solutions, Inc.:
         10.53% due 04/01/10*(9)...................    125,000    128,125
        SS&C Technologies, Inc.:
         11.75% due 12/01/13*......................    175,000    183,750
                                                               ----------
                                                                  311,875
                                                               ----------
      Insurance -- 0.15%
        Crum & Forster Holdings Corp.:
         10.38% due 06/15/13.......................    125,000    132,813
                                                               ----------
      Leisure & Tourism -- 5.42%
        Cinemark, Inc.:
         9.75% due 03/15/14(3).....................    225,000    167,625
        Denny's Corp.:
         10.00% due 10/01/12.......................    225,000    235,125
        Eldorado Casino Shreveport Capital Corp.:
         10.00% due 08/01/12(4)(8).................    308,783    247,026
        Eldorado Resorts LLC:
         9.00% due 04/15/14(1)(8)..................    475,000    475,000
        Gaylord Entertainment Co.:
         6.75% due 11/15/14........................    250,000    246,875
        K2, Inc.:
         7.38% due 07/01/14........................    125,000    125,937
        MGM Mirage, Inc.:
         5.88% due 02/27/14........................  1,625,000  1,566,094
        Restaurant Co.:
         10.00% due 10/01/13*......................     50,000     48,000
        Riviera Holdings Corp.:
         11.00% due 06/15/10(10)...................    150,000    161,250
        Sbarro, Inc.:
         11.00% due 09/15/09.......................    200,000    204,500
        Starwood Hotels & Resorts Worldwide, Inc.:
         7.88% due 05/01/12........................    250,000    274,375
        Station Casinos, Inc.:
         6.63% due 03/15/18*(8)....................    125,000    124,688
        True Temper Sports, Inc.:
         8.38% due 09/15/11........................    250,000    225,000
        Waterford Gaming LLC:
         8.63% due 09/15/12*.......................    280,000    296,450
        Worldspan LP:
         11.00% due 02/15/11(9)....................    375,000    330,000
                                                               ----------
                                                                4,727,945
                                                               ----------
      Machinery -- 0.57%
        Case New Holland, Inc.:
         6.00% due 06/01/09........................    300,000    294,000
        Dresser-Rand Group, Inc.:
         7.38% due 11/01/14*.......................    198,000    205,920
                                                               ----------
                                                                  499,920
                                                               ----------
      Manufacturing -- 0.20%
        Indalex Holding Corp.:
         11.50% due 02/01/14*(8)...................    175,000    170,625
                                                               ----------

                                                 Principal   Value
                                                  Amount    (Note 2)
           Metals -- 1.37%
             Allegheny Technologies, Inc.:
              8.38% due 12/15/11................ $100,000  $  109,250
             Chaparral Steel Co.:
              10.00% due 07/15/13...............  200,000     221,000
             Crown Cork & Seal Co., Inc.:
              7.38% due 12/15/26................  225,000     212,062
              8.00% due 04/15/23................  275,000     268,125
             Freeport McMoRan Resources:
              7.00% due 02/15/08................  125,000     120,625
             Metals USA, Inc.:
              11.13% due 12/01/15*..............  175,000     188,125
             Renco Metals, Inc.:
              11.50% due 07/01/03+(1)(5)(6)(8)..  210,000           0
             Ryerson Tull, Inc.:
              9.13% due 07/15/06................   75,000      75,750
                                                           ----------
                                                            1,194,937
                                                           ----------
           Multimedia -- 0.64%
             CCH II Capital Corp LLC:
              10.25% due 09/15/10*(8)...........  350,000     348,250
             Haights Cross Operating Co.:
              11.75% due 08/15/11...............  200,000     208,750
                                                           ----------
                                                              557,000
                                                           ----------
           Oil & Gas -- 6.22%
             Allis-Chalmers Energy, Inc.:
              9.00% due 01/15/14*(8)............  175,000     175,000
             Belden & Blake Corp.:
              8.75% due 07/15/12................   75,000      78,000
             Chaparral Energy, Inc.:
              8.50% due 12/01/15*...............  500,000     528,750
             Chesapeake Energy Corp.:
              6.63% due 01/15/16................  575,000     583,625
              6.88% due 11/15/20*...............  125,000     128,437
             Colorado Interstate Gas Co.:
              6.85% due 06/15/37................  175,000     185,394
             Compton Petroleum Finance Corp.:
              7.63% due 12/01/13................  125,000     127,813
             Dynegy-Roseton/Danskammer:
              7.67% due 11/08/16................  275,000     282,369
             El Paso Production Holding Co.:
              7.75% due 06/01/13................  800,000     844,000
             Encore Acquisition Co.:
              6.00% due 07/15/15................  100,000      95,000
              6.25% due 04/15/14................   50,000      49,000
             Exco Resources, Inc.:
              7.25% due 01/15/11................  170,000     173,400
             Grant Prideco, Inc.:
              6.13% due 08/15/15*...............   75,000      75,563
             Hanover Compressor Co.:
              zero coupon due 03/31/07..........   25,000      23,000
              8.63% due 12/15/10................   75,000      79,219
             Hilcorp Energy LP:
              7.75% due 11/01/15*...............  325,000     329,062
              10.50% due 09/01/10*..............  146,000     162,060
             Newfield Exploration Co.:
              6.63% due 09/01/14................  150,000     154,875
             Oslo Seismic Services, Inc.:
              8.28% due 06/01/11................  212,263     216,615
             Pride International, Inc.:
              7.38% due 07/15/14................   75,000      80,063
             Seitel, Inc.:
              11.75% due 07/15/11...............  425,000     481,312
             Tennessee Gas Pipeline Co.:
              7.00% due 10/15/28................  350,000     368,115
             Transmeridian Exploration, Inc.:
              12.00% due 12/15/10*(1)...........  200,000     200,000
                                                           ----------
                                                            5,420,672
                                                           ----------

22  HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006
                            - CONTINUED


                                                 Principal    Value
                                                  Amount     (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Paper/Forest Products -- 1.69%
            Boise Cascade LLC:
             7.48% due 10/15/12(9).............. $  325,000 $  323,375
            Caraustar Industries, Inc.:
             7.38% due 06/01/09.................    350,000    335,125
             9.88% due 04/01/11.................    150,000    157,687
            Constar International, Inc.:
             8.12% due 02/15/12(9)..............     75,000     73,500
            Pliant Corp.:
             11.13% due 09/01/09(2)(5)..........    517,000    475,640
             13.00% due 06/01/10(2)(5)..........    450,000    110,250
                                                            ----------
                                                             1,475,577
                                                            ----------
          Pollution Control -- 0.45%
            Allied Waste North America, Inc.:
             8.50% due 12/01/08.................    375,000    395,156
                                                            ----------
          Publishing -- 0.09%
            Network Communications, Inc.:
             10.75% due 12/01/13*...............     75,000     76,125
                                                            ----------
          Real Estate Investment Trusts -- 1.71%
            National Health Investors, Inc.:
             7.30% due 07/16/07.................    200,000    203,053
            Omega Healthcare Investors, Inc.:
             7.00% due 04/01/14.................    325,000    329,469
            Senior Housing Properties Trust:
             8.63% due 01/15/12.................    525,000    576,187
            Trustreet Properties, Inc.:
             7.50% due 04/01/15.................    375,000    379,688
                                                            ----------
                                                             1,488,397
                                                            ----------
          Retail -- 1.07%
            Ferrellgas LP:
             6.75% due 05/01/14.................    350,000    341,250
            MTS, Inc.:
             9.38% due 03/15/09(1)(4)(8)........     15,783      4,104
            Neiman Marcus Group, Inc.:
             10.38% due 10/15/15*...............    200,000    210,500
            Rite Aid Corp.:
             8.13% due 05/01/10.................    150,000    153,000
            Saks, Inc.:
             9.88% due 10/01/11.................    200,000    220,000
                                                            ----------
                                                               928,854
                                                            ----------
          Semiconductors -- 0.30%
            Advanced Micro Devices, Inc.:
             7.75% due 11/01/12.................    244,000    258,640
                                                            ----------
          Telecommunications -- 7.24%
            American Cellular Corp.:
             10.00% due 08/01/11................    850,000    924,375
            Centennial Communications Corp.:
             10.00% due 01/01/13*(8)............     54,000     56,160
             10.13% due 06/15/13................    175,000    191,625
             10.25% due 01/01/13*(8)(9).........    150,000    154,875
            Cincinnati Bell Telephone Co.:
             7.18% due 12/15/23.................     50,000     50,250
             7.20% due 11/29/23.................    275,000    269,500
            Cincinnati Bell, Inc.:
             7.00% due 02/15/15.................    175,000    174,781
             7.25% due 06/15/23.................     50,000     48,500
            ICO North America, Inc.:
             7.50% due 08/15/09(1)..............    250,000    327,500
            Insight Midwest LP:
             9.75% due 10/01/09.................    100,000    103,250
            LCI International, Inc.:
             7.25% due 06/15/07.................  2,125,000  2,148,906

                                                    Principal    Value
                                                     Amount     (Note 2)
       Telecommunications (continued)
         Qwest Corp.:
          7.25% due 09/15/25....................... $  125,000 $  126,563
         Rural Cellular Corp.:
          9.75% due 01/15/10.......................    500,000    507,500
          10.43% due 11/01/12*(9)..................    225,000    231,750
         Triton PCS, Inc.:
          8.50% due 06/01/13.......................    150,000    145,125
          8.75% due 11/15/11.......................    200,000    142,000
         United States West Communications, Inc.:
          7.13% due 11/15/43.......................    400,000    376,000
          7.25% due 10/15/35.......................    125,000    122,500
          7.50% due 06/15/23.......................     32,000     32,480
         Valor Telecommunications Enterprises LLC:
          7.75% due 02/15/15.......................    175,000    182,219
                                                               ----------
                                                                6,315,859
                                                               ----------
       Textile - Products -- 0.24%
         Collins & Aikman Floor Cover:
          9.75% due 02/15/10.......................    225,000    212,625
                                                               ----------
       Tobacco -- 0.14%
         North Atlantic Holding Co., Inc.:
          12.25% due 03/01/14(3)(8)................    375,000     78,750
         North Atlantic Trading Co.:
          9.25% due 03/01/12.......................     75,000     45,750
                                                               ----------
                                                                  124,500
                                                               ----------
       Utilities - Electric -- 7.02%
         AES Corp.:
          8.75% due 05/15/13*......................    600,000    651,000
          8.88% due 11/01/27.......................    400,000    537,000
         Calpine Corp.:
          8.75% due 07/15/13*(2)(5)................  2,118,000  1,969,740
         Edison Mission Energy:
          9.88% due 04/15/11.......................    225,000    259,313
         Mission Energy Holding Co.:
          13.50% due 07/15/08......................    950,000  1,094,875
         NRG Energy, Inc.:
          7.25% due 02/01/14.......................    175,000    179,375
          7.38% due 02/01/16.......................    675,000    695,250
         Reliant Energy, Inc.:
          6.75% due 12/15/14.......................    100,000     90,375
         Reliant Resources, Inc.:
          9.50% due 07/15/13.......................     50,000     51,000
         Southern Energy, Inc:
          7.90% due 07/15/09*+(1)(8)...............  1,225,000          0
         Tiverton/Rumford Power Assoc., Ltd.:
          9.00% due 07/15/18*(2)(5)................    298,012    242,880
         VeraSun Energy Corp.:
          9.88% due 12/15/12*......................    325,000    346,125
                                                               ----------
                                                                6,116,933
                                                               ----------
       Utilities - Gas, Pipeline -- 4.25%
         Atlas Pipeline Partners L P:
          8.13% due 12/15/15*......................    175,000    182,000
         Copano Energy LLC.:
          8.13% due 03/01/16*(8)...................    175,000    182,000
         El Paso Natural Gas Co.:
          7.63% due 08/01/10.......................    125,000    131,537
          8.63% due 01/15/22.......................    525,000    628,112
         MarkWest Energy Partners, LP:
          6.88% due 11/01/14*(8)...................     40,000     37,600
         NGC Corp. Capital Trust I:
          8.32% due 06/01/27.......................  1,500,000  1,387,500
         Pacific Energy Partners LP:
          6.25% due 09/15/15.......................    194,000    193,030
          7.13% due 06/15/14.......................    281,000    290,132
         Transcontinental Gas Pipe Line Corp.:
          8.88% due 07/15/12.......................    125,000    144,063

February 28, 2006 HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)   23
                                          - CONTINUED


                                                        Principal   Value
                                                         Amount    (Note 2)
   --------------------------------------------------------------------------
   CORPORATE BONDS (continued)
   Utilities - Gas, Pipeline (continued)
     Williams Cos., Inc.:
      7.88% due 09/01/21............................... $475,000  $   530,812
                                                                  -----------
                                                                    3,706,786
                                                                  -----------
   Total Corporate Bonds
      (Cost $68,146,539)...............................            67,731,135
                                                                  -----------
   FOREIGN BONDS & NOTES -- 8.24%
   Broadcasting -- 0.68%
     Telenet Group Holding NV:
      11.50% due 06/15/14*(3)..........................  720,000      594,900
                                                                  -----------
   Chemical -- 0.91%
     Rhodia SA:
      8.88% due 06/01/11...............................  764,000      792,650
                                                                  -----------
   Coal -- 0.27%
     Adaro Finance B.V.:
      8.50% due 12/18/10*..............................  225,000      232,031
                                                                  -----------
   Commercial Services -- 0.52%
     North American Energy Partners, Inc.:
      9.00% due 06/01/10...............................  300,000      317,250
      8.75% due 12/01/11...............................  135,000      132,638
                                                                  -----------
                                                                      449,888
                                                                  -----------
   Drugs -- 0.92%
     Elan Finance PLC/ Elan Finance Corp.:
      7.75% due 11/15/11...............................  625,000      581,250
      8.75% due 11/15/11(9)............................  225,000      217,687
                                                                  -----------
                                                                      798,937
                                                                  -----------
   Electronics/Electrical Equipment -- 0.22%
     Chivor SA ESP:
      9.75% due 12/30/14*..............................  175,000      194,250
                                                                  -----------
   Financial Services -- 0.81%
     Bluewater Finance, Ltd.:
      10.25% due 02/15/12..............................  300,000      323,250
     Eircom Funding:
      8.25% due 08/15/13...............................  125,000      133,594
     Nell AF SARL:
      8.38% due 08/15/15*..............................  250,000      251,250
                                                                  -----------
                                                                      708,094
                                                                  -----------
   Freight -- 0.26%
     Ultrapetrol Bahamas, Ltd.:
      9.00% due 11/24/14...............................  250,000      223,750
                                                                  -----------
   Insurance -- 0.60%
     Fairfax Financial Holdings, Ltd.:
      8.25% due 10/01/15...............................  550,000      523,875
                                                                  -----------
   Leisure & Tourism -- 0.58%
     Corporacion Interamericana de Entretenimiento SA:
      8.88% due 06/14/15*..............................  299,000      298,252
     Grupo Posadas SA de CV:
      8.75% due 10/04/11*..............................  200,000      209,000
                                                                  -----------
                                                                      507,252
                                                                  -----------
   Metals -- 0.37%
     CSN Islands VIII Corp.:
      9.75% due 12/16/13*(8)...........................   25,000       28,719
      10.00% due 01/15/15*.............................  250,000      293,750
                                                                  -----------
                                                                      322,469
                                                                  -----------
   Paper/Forest Products -- 0.82%
     Abitibi-Cons., Inc.:
      8.55% due 08/01/10...............................  475,000      469,062
      8.85% due 08/01/30...............................  150,000      131,813
     Tembec Industries, Inc.:
      8.63% due 06/30/09...............................  200,000      111,000
                                                                  -----------
                                                                      711,875
                                                                  -----------

                                                         Principal
                                                          Amount/    Value
                                                          Shares    (Note 2)
  Railroads & Equipment -- 0.16%
    Grupo Transportacion Ferroviaria Mexicana SA DE CV:
     9.38% due 05/01/12................................. $125,000  $  137,656
                                                                   ----------
  Retail -- 0.59%
    Jean Coutu Group, Inc.:
     8.50% due 08/01/14.................................  325,000     310,375
    Vitro Envases Norteamerica SA:
     10.75% due 07/23/11*...............................  200,000     209,000
                                                                   ----------
                                                                      519,375
                                                                   ----------
  Semiconductors -- 0.17%
    STATS ChipPAC, Ltd.:
     6.75% due 11/15/11.................................  150,000     147,000
                                                                   ----------
  Telecommunications -- 0.15%
    Rogers Wireless, Inc.:
     7.25% due 12/15/12.................................  125,000     132,656
                                                                   ----------
  Utilities - Electric -- 0.21%
    AES Drax Energy, Ltd.:
     11.50% due 08/30/10+(2)(8).........................  475,000         475
    CESP - Companhia Energetica de Sao Paulo:
     10.00% due 03/02/11(1)(8)..........................  175,000     182,875
                                                                   ----------
                                                                      183,350
                                                                   ----------
  Total Foreign Bonds & Notes
     (Cost $7,401,131)..................................            7,180,008
                                                                   ----------
  SUPRANATIONAL -- 0.22%
  Semiconductors -- 0.22%
    MagnaChip Semiconductor SA:
     6.88% due 12/15/11.................................  100,000      98,625
     8.00% due 12/15/14.................................  100,000      96,500
                                                                   ----------
                                                                      195,125
                                                                   ----------
  Total Supranational
     (Cost $202,525)....................................              195,125
                                                                   ----------
  COMMON STOCK -- 5.84%
  Broadcasting -- 0.05%
    Charter Communications, Inc., Class A+..............   35,714      41,071
                                                                   ----------
  Commercial Services -- 0.30%
    NES Rentals Holdings, Inc.+(8)......................   15,414     261,267
                                                                   ----------
  Leisure & Tourism -- 0.07%
    Shreveport Gaming Holdings, Inc.+(1)(8)(13).........    2,501      57,581
                                                                   ----------
  Oil & Gas -- 1.28%
    Trico Marine Services, Inc.+........................   38,233   1,113,727
                                                                   ----------
  Retail -- 0.00%
    MTS, Inc.+(1)(8)....................................    3,863           0
                                                                   ----------
  Telecommunications -- 3.18%
    iPCS, Inc.+(8)......................................   58,957   2,776,875
                                                                   ----------
  Utilities - Electric -- 0.96%
    Mirant Corp.+.......................................   34,117     839,278
                                                                   ----------
  Total Common Stock
     (Cost $2,308,366)..................................            5,089,799
                                                                   ----------
  PREFERRED STOCK -- 1.00%
  Broadcasting -- 0.82%
    Paxson Communications Corp. 13.25%(4)...............       86     718,100
                                                                   ----------
  Commercial Services -- 0.05%
    Rent-Way, Inc.:
     8.00%(1)(8)(13)....................................        4      40,011
                                                                   ----------
  Retail -- 0.13%
    GNC Corp.:
     12.00%(4)(8).......................................      125     112,500
                                                                   ----------
  Total Preferred Stock
     (Cost $877,885)....................................              870,611
                                                                   ----------

24  HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006
                            - CONTINUED


                                                             Principal
                                                              Amount/     Value
                                                              Shares     (Note 2)
-----------------------------------------------------------------------------------
WARRANTS -- 0.04%
Commercial Services -- 0.00%
  Maxim Crane Works Holdings, Inc.:
   Expires 01/20/10 (Strike Price $30.05)+(1)(8)...........        226  $         0
   Expires 01/20/10 (Strike Price $31.58)+(1)(8)...........        231            0
   Expires 01/20/10 (Strike Price $33.04)+(1)(8)...........        168            0
                                                                        -----------
                                                                                  0
                                                                        -----------
Oil & Gas -- 0.04%
  Transmeridian Exploration, Inc.:
   Expires 12/15/10 (Strike Price $4.31)+..................     13,811       37,980
                                                                        -----------
Telecommunications -- 0.00%
  GT Group Telecommunications, Inc.:
   Expires 02/01/10 (Strike Price $0.00)*+(1)(8)...........        200            2
                                                                        -----------
Total Warrants
   (Cost $163,443).........................................                  37,982
                                                                        -----------
Total Long-Term Investment Securities
   (Cost $79,099,889)......................................              81,104,660
                                                                        -----------
SHORT-TERM INVESTMENT SECURITIES -- 3.44%
Commercial Paper -- 3.44%
  Rabobank USA Financial Corp:
   4.55% due 03/01/06
   (Cost $3,000,000)....................................... $3,000,000    3,000,000
                                                                        -----------
REPURCHASE AGREEMENT -- 1.74%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 02/28/06, to be repurchased
   03/01/06 in the amount of $1,515,179 and collateralized
   by Federal Home Loan Banks Notes, bearing interest at
   3.25%, due 08/15/08 and having an approximate value of
   $1,564,955 (Cost $1,515,000)............................  1,515,000    1,515,000
                                                                        -----------
TOTAL INVESTMENTS
   (Cost $83,614,889)(7)...................................      98.20%  85,619,660
Other assets less liabilities..............................       1.80%   1,568,078
                                                            ----------  -----------
NET ASSETS --                                                   100.00% $87,187,738
                                                            ==========  ===========

--------
Passthrough - These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
+  Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $13,436,465 representing 15.41% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair valued security (see Note 2)
(2)Bond in default
(3)"Step up" security where the coupon rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(4)PIK ("Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
(5)Company has filed for Chapter 11 bankruptcy protection.
(6)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)See Note 5 for cost of investments on a tax basis.
(8)Illiquid security
(9)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(10)Security represents an investment in an affiliated company (see Note 3).
(11)Company has filed for Chapter 11 bankruptcy protection subsequent of February 28, 2006.
(12)Bond in default subsequent to February 28, 2006.
(13)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2006, the High Yield Bond Fund held the following restricted securities:

                                                                Value as a
                        Acquisition Shares/ Acquisition Market     % of
            Name           Date       Par      Cost     Value   Net Assets
      ----------------- ----------- ------- ----------- ------- ----------
      Rent-Way, Inc. 8% 05/29/2003       3    $25,000
       Preferred Stock. 05/14/2004       1     10,000
                                     -----    -------
                                         4    $35,000   $40,011    0.05%

      Shreveport Gaming
       Holdings, Inc.   07/21/2005     531    $12,228
       Common Stock.... 07/29/2005   1,970     45,355
                                     -----    -------
                                     2,501    $57,583   $57,581    0.07%
                                                        -------    ----
                                                         97,592    0.12%
                                                        =======    ====

See Notes to Financial Statements

February 28, 2006   INTERNATIONAL SMALL CAP EQUITY FUND - PORTFOLIO PROFILE    25
                                          (Unaudited)

Industry Allocation*

                   Commercial Services...............  7.93%
                   Information Processing -- Services  7.31%
                   Electronics/Electrical Equipment..  7.29%
                   Machinery.........................  6.05%
                   Retail............................  5.92%
                   Financial Services................  5.84%
                   Leisure & Tourism.................  5.56%
                   Banks.............................  4.39%
                   Freight...........................  3.61%
                   Beverages.........................  2.75%
                   Automotive........................  2.73%
                   Insurance.........................  2.63%
                   Oil & Gas.........................  2.24%
                   Real Estate.......................  2.17%
                   Information Processing -- Hardware  2.14%
                   Apparel & Products................  2.12%
                   Repurchase Agreements.............  1.98%
                   Chemical..........................  1.93%
                   Manufacturing.....................  1.91%
                   Drugs.............................  1.71%
                   Metals............................  1.71%
                   Foods.............................  1.69%
                   Telecommunications................  1.60%
                   Hospital Supplies.................  1.47%
                   Building Materials................  1.40%
                   Information Processing -- Software  1.39%
                   Home Builders.....................  1.38%
                   Appliances/Furnishings............  1.19%
                   Medical Technology................  1.12%
                   Broadcasting......................  0.96%
                   Human Resources...................  0.93%
                   Conglomerates.....................  0.87%
                   Healthcare........................  0.84%
                   Paper/Forest Products.............  0.64%
                   Publishing........................  0.54%
                   Shipbuilding......................  0.47%
                   Advertising.......................  0.45%
                   Semiconductors....................  0.43%
                   Mining............................  0.36%
                   Schools...........................  0.36%
                   Household Products................  0.34%
                   Utilities -- Electric.............  0.26%
                   Pollution Control.................  0.20%
                   Textile -- Products...............  0.20%
                   Investment Company................  0.14%
                                                      -----
                                                      99.15%
                                                      =====

Country Allocation*

                            Japan........... 35.94%
                            Germany.........  9.09%
                            Sweden..........  6.78%
                            France..........  6.15%
                            Hong Kong.......  4.04%
                            Denmark.........  3.99%
                            United States...  3.40%
                            Ireland.........  3.21%
                            United Kingdom..  3.13%
                            Norway..........  3.12%
                            Finland.........  3.09%
                            Greece..........  2.57%
                            Austria.........  2.18%
                            Spain...........  1.95%
                            Singapore.......  1.56%
                            Switzerland.....  1.54%
                            Korea...........  1.27%
                            Luxembourg......  1.08%
                            Netherlands.....  0.85%
                            Taiwan..........  0.77%
                            Italy...........  0.73%
                            Belgium.........  0.69%
                            Indonesia.......  0.60%
                            China...........  0.35%
                            Philippines.....  0.33%
                            Thailand........  0.25%
                            Australia.......  0.18%
                            Papua New Guinea  0.18%
                            Malaysia........  0.13%
                                             -----
                                             99.15%
                                             =====

*  Calculated as a percentage of Net Assets.

26       INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       February 28, 2006
                      INVESTMENTS (Unaudited)


                                                                      Value
                                                          Shares   (Note 2)(1)
-------------------------------------------------------------------------------
COMMON STOCK -- 95.74%
Advertising -- 0.45%
  Moshi Moshi Hotline, Inc..............................    11,400 $  1,361,594
                                                                   ------------
Apparel & Products -- 0.69%
  Maruko Co., Ltd.......................................    67,000      420,045
  Nagaileben Co., Ltd...................................    18,000      445,235
  Shenzhou International Group Holdings, Ltd.+.......... 2,739,000    1,234,857
                                                                   ------------
                                                                      2,100,137
                                                                   ------------
Appliances/Furnishings -- 1.19%
  Corona Corp...........................................    59,600    1,241,624
  Rational AG...........................................    16,499    2,403,212
                                                                   ------------
                                                                      3,644,836
                                                                   ------------
Automotive -- 2.73%
  ElringKlinger AG......................................    69,389    3,114,136
  Exedy Corp............................................    67,000    1,972,279
  Teikoku Piston Ring Co., Ltd..........................   140,000    2,133,580
  TI Automotive, Ltd., Class A+(2)(3)...................     7,400            0
  Xinyi Glass Holding Co., Ltd.......................... 4,036,000    1,123,256
                                                                   ------------
                                                                      8,343,251
                                                                   ------------
Banks -- 4.39%
  Agriculture Bank of Greece+...........................   232,640    1,656,124
  Banco de Oro Universal Bank...........................   355,100      233,342
  Banco Pastor SA.......................................    69,950    3,939,856
  Banque Cantonale Vaudoise.............................    11,770    3,768,570
  Piraeus Bank SA.......................................   126,730    3,838,322
                                                                   ------------
                                                                     13,436,214
                                                                   ------------
Beverages -- 2.75%
  Asahi Soft Drinks Co., Ltd............................   230,000    2,745,827
  C&C Group PLC (Dublin)................................   298,390    1,992,246
  C&C Group PLC (London)................................    67,860      461,120
  Hite Brewery Co., Ltd.................................     5,838      841,263
  Royal Unibrew AS......................................    22,560    2,377,714
                                                                   ------------
                                                                      8,418,170
                                                                   ------------
Broadcasting -- 0.96%
  Modern Times Group AB, Class B+.......................    63,620    2,943,635
                                                                   ------------
Building Materials -- 1.40%
  Koninklijke BAM Groep NV..............................    27,309    2,592,137
  Nichias Corp..........................................   260,000    1,689,401
                                                                   ------------
                                                                      4,281,538
                                                                   ------------
Chemical -- 1.93%
  Asahi Denka Co., Ltd..................................   140,000    2,229,760
  China Sky Chemical Fibre Co., Ltd.+................... 1,666,000      941,951
  Nissan Chemical Industries, Ltd.......................   125,000    2,072,457
  SSCP Co., Ltd.+.......................................    30,700      662,848
                                                                   ------------
                                                                      5,907,016
                                                                   ------------
Commercial Services -- 7.93%
  Aker Kvaerner ASA+....................................    54,750    4,432,798
  Alesco Corp...........................................    47,318      350,985
  China State Construction International Holdings, Ltd+. 3,350,000    1,063,273
  Coates Hire, Ltd......................................    93,071      406,782
  Detica Group PLC......................................    32,852      747,146
  Groupe Steria SCA.....................................    41,460    2,247,400
  Intage, Inc...........................................    70,000    1,765,554
  JM AB.................................................    32,590    1,815,423
  Ohashi Technica, Inc..................................    15,000      385,865
  Park24 Co., Ltd.......................................    59,100    1,889,012
  Peace Mark Holdings, Ltd.............................. 1,650,000      719,767
  SBS Co., Ltd..........................................       420    1,670,609
  Totetsu Kogyo Co., Ltd................................    95,000      575,950
  Transfield Services, Ltd..............................    88,850      483,640
  WorleyParsons, Ltd....................................    49,500      580,337
  YIT-Yhtyma Oyj........................................   100,890    5,122,666
                                                                   ------------
                                                                     24,257,207
                                                                   ------------

                                                               Value
                                                   Shares   (Note 2)(1)

        ----------------------------------------------------------------
        Conglomerates -- 0.87%
          Amano Corp.............................   110,000 $  1,968,818
          Cheil Industries, Inc..................    18,000      691,579
                                                            ------------
                                                               2,660,397
                                                            ------------
        Drugs -- 1.71%
          Ain Pharmaciez, Inc....................    40,000      792,189
          Hisamitsu Pharmaceutical Co., Inc......    58,800    1,402,011
          Toho Pharmaceutical Co., Ltd...........    80,800    1,223,126
          Tsumura & Co...........................    70,000    1,813,712
                                                            ------------
                                                               5,231,038
                                                            ------------
        Electronics/Electrical Equipment -- 7.29%
          Bang & Olufsen AS......................    25,950    3,086,729
          GN Store Nord AS.......................   217,420    2,899,673
          Iriso Electronics Co., Ltd.............    37,000    1,510,867
          Kuroda Electric Co., Ltd...............    62,400      834,498
          Meiko Electronics Co...................    22,100    1,667,422
          Miraial Co., Ltd.......................    11,100      997,677
          Neopost SA.............................    47,100    4,713,409
          Option NV+.............................    20,910    2,119,097
          Patlite Corp...........................    19,900      218,978
          Rotork PLC.............................   261,360    3,343,651
          SUNX, Ltd..............................    22,000      526,033
          Yufo Electronic Corp...................   190,000      361,019
                                                            ------------
                                                              22,279,053
                                                            ------------
        Financial Services -- 5.84%
          Babcock & Brown Wind Partners..........   241,750      304,825
          Credia Co., Ltd........................    90,000    1,275,377
          D. Carnegie & Co. AB...................   223,469    3,783,263
          Grenkeleasing AG.......................    54,890    3,272,784
          Kenedix, Inc...........................       344    1,580,451
          Kyokuto Securities Co., Ltd............    85,000    1,433,034
          Marfin Financial Group SA..............    87,359    2,354,066
          Mortgage Choice, Ltd...................   251,886      395,991
          Okasan Holdings, Inc...................   100,000    1,049,898
          SFE Corp., Ltd.........................    67,838      639,940
          UFJ Central Leasing Co., Ltd...........    37,400    1,759,860
                                                            ------------
                                                              17,849,489
                                                            ------------
        Foods -- 1.69%
          Bakrie Sumatera Plantations Tbk........  10159000      649,219
          Iaws Group PLC.........................   147,210    2,487,862
          Khon Kaen Sugar Industry PLC+(2).......   383,000       90,584
          Olam International, Ltd................ 1,109,000    1,255,216
          Xiwang Sugar Holdings Co., Ltd.+....... 1,630,000      679,271
                                                            ------------
                                                               5,162,152
                                                            ------------
        Freight -- 3.61%
          Cargotec Corp..........................   107,119    4,340,102
          DSV AS.................................    28,520    3,830,371
          Hamakyorex Co., Ltd....................    23,000    1,010,884
          Sankyu, Inc............................   330,000    1,857,718
                                                            ------------
                                                              11,039,075
                                                            ------------
        Healthcare -- 0.84%
          Healthscope, Ltd.......................    94,725      269,795
          Q-Med AB...............................    64,540    2,299,884
                                                            ------------
                                                               2,569,679
                                                            ------------
        Home Builders -- 1.38%
          Kaufman & Broad SA.....................    18,050    1,721,315
          Maisons France Confort.................    24,800    1,611,126
          Token Corp.............................    15,000      895,069
                                                            ------------
                                                               4,227,510
                                                            ------------
        Hospital Supplies -- 1.47%
          Elekta AB..............................   175,629    2,595,396
          Mani, Inc..............................    28,000    1,913,294
                                                            ------------
                                                               4,508,690
                                                            ------------

February 28, 2006      INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       27
                              INVESTMENTS (Unaudited) - CONTINUED


                                                                     Value
                                                         Shares   (Note 2)(1)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Household Products -- 0.34%
   Kose Corp...........................................     8,000 $    328,717
   La Parler Co., Ltd..................................       210      709,620
                                                                  ------------
                                                                     1,038,337
                                                                  ------------
 Human Resources -- 0.93%
   Fullcast Co., Ltd...................................       700    2,855,462
                                                                  ------------
 Information Processing -- Hardware -- 2.14%
   Daiwabo Information System Co., Ltd.................    58,000    1,113,272
   GES International, Ltd..............................   953,000      577,344
   Ju Teng International Holdings, Ltd.+............... 2,262,000      709,322
   Otsuka Corp.........................................    29,000    2,969,487
   Roland DG Corp......................................    44,000    1,181,739
                                                                  ------------
                                                                     6,551,164
                                                                  ------------
 Information Processing - Services -- 7.31%
   Alten+..............................................    89,370    3,058,717
   China LotSynergy Holdings, Ltd.+.................... 3,362,000      915,340
   Chipbond Technology Corp............................   535,000      767,921
   Cybird, Co..........................................       135      184,519
   DMX Technologies Group, Ltd.+....................... 1,313,000      744,207
   HIQ International AB................................   525,810    3,008,574
   Hitachi Systems & Services, Ltd.....................    85,000    2,128,323
   Kakaku.Com., Inc....................................       426    1,657,852
   NDS Group, PLC Sponsored ADR+.......................    89,960    4,331,574
   Oakton, Ltd.........................................   201,565      445,677
   RaySearch Laboratories AB+..........................    74,299    1,631,690
   Seek, Ltd...........................................    63,946      194,983
   Transcom WorldWide SA+..............................   317,440    3,297,783
                                                                  ------------
                                                                    22,367,160
                                                                  ------------
 Information Processing - Software -- 1.39%
   GameLoft+...........................................   195,690    1,438,378
   Intec, Inc..........................................   115,000    1,718,614
   Works Applications Co., Ltd.+.......................     1,200    1,080,687
                                                                  ------------
                                                                     4,237,679
                                                                  ------------
 Insurance -- 2.63%
   cash.life AG........................................    38,865    1,623,480
   Euler Hermes SA.....................................    35,685    4,013,528
   Hiscox PLC..........................................   551,280    2,416,348
                                                                  ------------
                                                                     8,053,356
                                                                  ------------
 Investment Company -- 0.14%
   Macquarie Communications Infrastructure Group.......   102,914      431,691
                                                                  ------------
 Leisure & Tourism -- 5.56%
   Central Sports Co., Ltd.............................    60,000    1,677,819
   CTS Eventim AG+.....................................    82,360    2,417,718
   Endo Manufacturing Co., Ltd.........................    30,000      506,890
   HIS Co., Ltd........................................    59,000    1,502,973
   KTM Power Sports AG.................................    10,260      557,102
   Kura Corp...........................................        59      382,982
   Paddy Power PLC (Dublin)............................    29,320      463,012
   Paddy Power PLC (London)............................   161,380    2,586,967
   Punch Taverns PLC...................................   205,128    3,075,638
   Renaissance, Inc....................................    65,000    1,206,759
   Resorttrust, Inc....................................    60,000    1,984,960
   Yedang Entertainment Co., Ltd.+.....................    57,120      642,054
                                                                  ------------
                                                                    17,004,874
                                                                  ------------
 Machinery -- 6.05%
   Chen Hsong Holdings, Ltd............................ 1,610,000      998,957
   Chung Hsin Electric & Machinery Manufacturing Corp..   807,000      470,058
   Disco Corp..........................................    39,000    2,375,931
   Harmonic Drive Systems, Inc.........................        71      818,692
   Hyundai Elevator Co., Ltd...........................     6,770      522,338
   Japan Steel Works, Ltd..............................   350,000    2,165,973
   Miyachi Corp........................................    17,700      510,211
   Modec, Inc..........................................    56,000    1,458,889

                                                              Value
                                                  Shares   (Note 2)(1)

        ---------------------------------------------------------------
        Machinery (continued)
          Nabtesco Corp.........................   156,000 $  1,732,906
          Obara Corp............................    35,900    1,183,354
          OSG Corp..............................    94,000    1,744,407
          TCM Corp..............................   274,000      898,554
          Toshiba Machine Co., Ltd..............   205,000    2,165,317
          Washtec AG+...........................    85,810    1,459,611
                                                           ------------
                                                             18,505,198
                                                           ------------
        Manufacturing -- 1.91%
          Mecalux SA+...........................    68,366    2,036,583
          Pfleiderer AG+........................   131,240    3,228,456
          Surteco AG............................    14,990      572,005
                                                           ------------
                                                              5,837,044
                                                           ------------
        Medical Technology -- 1.12%
          Shimadzu Corp.........................    91,000      564,017
          Sysmex Corp...........................    28,000    1,169,809
          Topcon Corp...........................    52,300    1,691,451
                                                           ------------
                                                              3,425,277
                                                           ------------
        Metals -- 1.71%
          Daido Steel Co., Ltd..................   235,000    2,045,015
          International Nickel Indonesia Tbk....   321,500      544,816
          NEOMAX Co., Ltd.......................    36,000    1,063,090
          Tocalo Co., Ltd.......................    43,000    1,575,898
                                                           ------------
                                                              5,228,819
                                                           ------------
        Mining -- 0.36%
          Jubilee Mines NL......................    54,500      273,291
          Sino Gold, Ltd.+......................   289,754      828,972
                                                           ------------
                                                              1,102,263
                                                           ------------
        Oil & Gas -- 2.24%
          Medco Energi Internasional Tbk........ 1,442,500      645,992
          Oil Search, Ltd.......................   201,158      541,884
          Prosafe ASA...........................    49,910    2,482,961
          Singapore Petroleum Co., Ltd..........   182,000      565,317
          Subsea 7, Inc.+.......................   224,530    2,621,940
                                                           ------------
                                                              6,858,094
                                                           ------------
        Paper/Forest Products -- 0.64%
          FP Corp...............................    40,000    1,254,268
          Nine Dragons Paper Holdings, Ltd.+(2).    64,000       28,049
          Singamas Container Holdings, Ltd...... 1,092,000      685,134
                                                           ------------
                                                              1,967,451
                                                           ------------
        Pollution Control -- 0.20%
          Transpacific Industries Group, Ltd.+..   144,100      619,032
                                                           ------------
        Publishing -- 0.54%
          Gentosha, Inc.........................       220    1,660,978
                                                           ------------
        Real Estate -- 2.17%
          Amata Corp. PCL....................... 1,508,900      682,882
          Hopewell Holdings, Ltd................   441,000    1,234,974
          JOINT Corp............................    22,800      658,955
          Midland Realty Holdings, Ltd..........   458,000      285,279
          Shun Tak Holdings, Ltd................   606,000      654,778
          Vivacon AG+...........................    50,180    2,182,886
          Wing Tai Holdings, Ltd................ 1,032,000      947,096
                                                           ------------
                                                              6,646,850
                                                           ------------
        Retail -- 5.92%
          Don Quijote Co, Ltd...................    38,000    2,881,776
          EDION Corp............................    84,000    1,739,508
          Fairwood Holdings, Ltd................   842,000      676,466
          Fielmann AG...........................    39,888    3,149,656
          Grafton Group PLC (Dublin)+...........   123,231    1,512,719
          Grafton Group PLC (London)+...........    26,039      322,535
          JB Hi-Fi, Ltd.........................   126,877      454,271

28       INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       February 28, 2006
                INVESTMENTS (Unaudited) - CONTINUED


                                                                Value
                                                    Shares   (Note 2)(1)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Retail (continued)
        Kusuri No Aoki Co., Ltd.+.................       900 $     11,040
        Nishimatsuya Chain Co., Ltd...............    42,000      806,445
        Right On Co., Ltd.........................    42,950    1,994,022
        rnb Retail and Brands AB..................   182,760    2,656,359
        Scomi Marine Berhad....................... 1,013,000      387,230
        St. Marc Holdings Co., Ltd.+..............    24,900    1,514,371
                                                             ------------
                                                               18,106,398
                                                             ------------
      Schools -- 0.36%
        Raffles Education Corp., Ltd..............   558,000      685,927
        Shuei Yobiko Co., Ltd.....................    15,000      403,980
                                                             ------------
                                                                1,089,907
                                                             ------------
      Semiconductors -- 0.43%
        King Yuan Electronics Co., Ltd............   888,000      751,824
        Solomon Systech International, Ltd........ 1,178,000      550,410
                                                             ------------
                                                                1,302,234
                                                             ------------
      Shipbuilding -- 0.47%
        Chugoku Marine Paints, Ltd................   240,000    1,423,476
                                                             ------------
      Telecommunications -- 1.60%
        Danal Co., Ltd.+..........................    36,500      516,678
        Digital Multimedia Technologies SpA+......    51,880    2,231,544
        Okinawa Cellular Telephone Co.............       378      904,509
        VTech Holdings, Ltd.......................   334,000    1,230,937
                                                             ------------
                                                                4,883,668
                                                             ------------
      Textile - Products -- 0.20%
        Victory City International Holdings, Ltd.. 1,716,000      620,186
                                                             ------------
      Utilities - Electric -- 0.26%
        First Gen Corp.+..........................   905,800      788,414
                                                             ------------
      Total Common Stock
         (Cost $248,621,106)......................            292,825,693
                                                             ------------

                                                             Shares/
                                                            Principal     Value
                                                             Amount    (Note 2)(1)

-----------------------------------------------------------------------------------
PREFERRED STOCK -- 1.43%
Apparel & Products -- 1.43%
  Hugo Boss AG
   (Cost $3,732,464)......................................    109,999  $  4,361,939
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $252,353,570)....................................              297,187,632
                                                                       ------------
REPURCHASE AGREEMENT -- 1.98%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 2/28/06, to be repurchased
   3/01/06 in the amount of $6,068,716 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.00%, due 06/13/08 and having an approximate value
   of $6,252,717 (Cost $6,068,000)........................ $6,068,000     6,068,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $258,421,570)(4).................................      99.15%  303,255,632
Other assets less liabilities.............................       0.85%    2,599,185
                                                           ----------  ------------
NET ASSETS --                                                  100.00% $305,854,817
                                                           ==========  ============

--------
ADR--American Depository Receipt
+  Non-income producing security
(1)A substantial number of the Fund's holdings were valued using fair value procedures at February 28, 2006. At February 28, 2006, the aggregate value of these securities was $289,740,717 representing 94.73% of net assets. See
   Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)Fair valued security (see Note 2)
(3)Illiquid security
(4)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2006    LARGE CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)      29

Industry Allocation*

                   Oil & Gas......................... 14.62%
                   Financial Services................ 14.39%
                   Banks............................. 10.84%
                   Insurance.........................  8.67%
                   Information Processing -- Hardware  5.73%
                   Drugs.............................  4.24%
                   Telecommunications................  4.00%
                   Utilities -- Electric.............  3.33%
                   Savings & Loan....................  2.57%
                   Apparel & Products................  2.33%
                   Multimedia........................  2.30%
                   Retail............................  2.16%
                   Automotive........................  1.84%
                   Utilities -- Communication........  1.78%
                   Hospital Supplies.................  1.77%
                   Leisure & Tourism.................  1.73%
                   Tobacco...........................  1.68%
                   Aerospace/Defense.................  1.66%
                   Railroads & Equipment.............  1.63%
                   Freight...........................  1.61%
                   Registered Investment Companies...  1.46%
                   Real Estate Investment Trusts.....  1.35%
                   Utilities -- Gas, Distribution....  1.20%
                   Paper/Forest Products.............  1.02%
                   Broadcasting......................  0.86%
                   Information Processing -- Services  0.84%
                   Conglomerates.....................  0.80%
                   Household Products................  0.80%
                   Healthcare........................  0.71%
                   Beverages.........................  0.60%
                   Chemical..........................  0.46%
                   Semiconductors....................  0.44%
                   Utilities -- Gas, Pipeline........  0.19%
                   Building Materials................  0.05%
                                                      -----
                                                      99.66%
                                                      =====

*  Calculated as a percentage of Net Assets.

30  LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006


                                                              Value
                                                    Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 98.20%
         Aerospace/Defense -- 1.66%
           Lockheed Martin Corp....................  21,000 $ 1,530,270
                                                            -----------
         Apparel & Products -- 2.33%
           AnnTaylor Stores Corp.+.................  32,000   1,161,600
           Payless ShoeSource, Inc.+...............  41,600     985,920
                                                            -----------
                                                              2,147,520
                                                            -----------
         Automotive -- 1.84%
           Ford Motor Co........................... 137,500   1,095,875
           Goodyear Tire & Rubber Co.+.............  41,600     596,128
                                                            -----------
                                                              1,692,003
                                                            -----------
         Banks -- 10.84%
           Bank of America Corp....................  71,300   3,269,105
           First American Corp., Class A...........  18,700     788,392
           KeyCorp.................................  37,300   1,390,171
           PNC Financial Services Group............  20,600   1,449,210
           SunTrust Banks, Inc.....................  13,100     948,047
           U.S. Bancorp............................  42,600   1,316,766
           Wells Fargo & Co........................  12,600     808,920
                                                            -----------
                                                              9,970,611
                                                            -----------
         Beverages -- 0.60%
           Pepsi Bottling Group, Inc...............  18,800     551,968
                                                            -----------
         Broadcasting -- 0.86%
           Viacom, Inc. Class B+...................  19,700     787,212
                                                            -----------
         Building Materials -- 0.05%
           USG Corp.+..............................     500      42,240
                                                            -----------
         Chemical -- 0.46%
           FMC Corp.+..............................   6,900     419,589
                                                            -----------
         Conglomerates -- 0.80%
           Textron, Inc............................   8,400     740,124
                                                            -----------
         Drugs -- 4.24%
           Merck & Co., Inc........................  68,700   2,394,882
           Pfizer, Inc.............................  57,600   1,508,544
                                                            -----------
                                                              3,903,426
                                                            -----------
         Financial Services -- 14.39%
           AmeriCredit Corp.+......................  18,700     551,650
           Bear Stearns Cos., Inc..................  12,600   1,693,944
           Capital One Financial Corp..............  18,700   1,638,120
           CIT Group, Inc..........................  28,300   1,521,691
           Citigroup, Inc..........................  45,700   2,119,109
           E*TRADE Group, Inc.+....................  36,500     933,670
           Goldman Sachs Group, Inc................   5,500     777,095
           JPMorgan Chase & Co.....................  22,660     932,232
           Lehman Brothers Holdings, Inc...........  13,800   2,014,110
           Principal Financial Group, Inc..........  21,500   1,047,480
                                                            -----------
                                                             13,229,101
                                                            -----------
         Freight -- 1.61%
           CNF, Inc................................  18,500     928,330
           YRC Worldwide, Inc.+....................  11,600     554,944
                                                            -----------
                                                              1,483,274
                                                            -----------
         Healthcare -- 0.71%
           Kinetic Concepts, Inc.+.................  17,600     652,960
                                                            -----------
         Hospital Supplies -- 1.77%
           AmerisourceBergen Corp..................  35,300   1,623,447
                                                            -----------
         Household Products -- 0.80%
           Scotts Co., Class A.....................  15,300     732,717
                                                            -----------
         Information Processing - Hardware -- 5.73%
           Apple Computer, Inc.+...................  16,700   1,144,618
           EMC Corp.+..............................  61,700     865,034

                                                               Value
                                                     Shares   (Note 2)

       -----------------------------------------------------------------
       Information Processing - Hardware (continued)
         Hewlett-Packard Co.........................  52,700 $ 1,729,087
         International Business Machines Corp.......  19,100   1,532,584
                                                             -----------
                                                               5,271,323
                                                             -----------
       Information Processing - Services -- 0.84%
         McAfee, Inc.+..............................  33,200     772,232
                                                             -----------
       Insurance -- 8.67%
         Allstate Corp..............................  22,200   1,216,116
         Assurant, Inc..............................  11,400     517,560
         Chubb Corp.................................  15,100   1,445,825
         CIGNA Corp.................................  13,900   1,706,225
         Health Net, Inc.+..........................  13,400     642,530
         MetLife, Inc...............................  26,600   1,333,192
         W.R. Berkley Corp..........................  19,160   1,109,172
                                                             -----------
                                                               7,970,620
                                                             -----------
       Leisure & Tourism -- 1.73%
         Darden Restaurants, Inc....................  38,000   1,593,720
                                                             -----------
       Multimedia -- 2.30%
         CBS Corp...................................  52,200   1,276,812
         Time Warner, Inc...........................  48,500     839,535
                                                             -----------
                                                               2,116,347
                                                             -----------
       Oil & Gas -- 14.62%
         ChevronTexaco Corp.........................  21,700   1,225,616
         Exxon Mobil Corp........................... 107,640   6,390,587
         Kerr-McGee Corp............................  16,100   1,572,970
         Occidental Petroleum Corp..................  16,900   1,547,026
         Sunoco, Inc................................  15,200   1,126,320
         Valero Energy Corp.........................  29,400   1,581,426
                                                             -----------
                                                              13,443,945
                                                             -----------
       Paper/Forest Products -- 1.02%
         Louisiana-Pacific Corp.....................  33,100     941,033
                                                             -----------
       Railroads & Equipment -- 1.63%
         Burlington Northern Santa Fe Corp..........  19,100   1,502,024
                                                             -----------
       Real Estate Investment Trusts -- 1.35%
         General Growth Properties, Inc.............  10,100     508,939
         Highwoods Properties, Inc..................   7,400     239,390
         Host Marriott Corp.........................  10,500     204,015
         Thornburg Mtg., Inc........................  11,100     288,267
                                                             -----------
                                                               1,240,611
                                                             -----------
       Retail -- 2.16%
         Barnes & Noble, Inc........................  32,500   1,399,775
         SUPERVALU, Inc.............................  18,700     590,920
                                                             -----------
                                                               1,990,695
                                                             -----------
       Savings & Loan -- 2.57%
         Downey Financial Corp......................  20,200   1,283,710
         Golden West Financial Corp.................  15,200   1,079,656
                                                             -----------
                                                               2,363,366
                                                             -----------
       Semiconductors -- 0.44%
         Lam Research Corp.+........................   9,300     400,830
                                                             -----------
       Telecommunications -- 4.00%
         BellSouth Corp.............................   6,400     202,112
         Sprint Corp................................  51,000   1,225,530
         Verizon Communications, Inc................  66,700   2,247,790
                                                             -----------
                                                               3,675,432
                                                             -----------
       Tobacco -- 1.68%
         Altria Group, Inc..........................  10,900     783,710
         Loews Corp. -- Carolina Group..............  16,000     759,840
                                                             -----------
                                                               1,543,550
                                                             -----------

February 28, 2006 LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)   31
                                          - CONTINUED


                                                              Value
                                                   Shares    (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Utilities - Communication -- 1.78%
          AT&T, Inc.............................    59,361  $ 1,637,770
                                                            -----------
        Utilities - Electric -- 3.33%
          American Electric Power Co., Inc......    10,500      383,250
          DTE Energy Co.........................    18,400      796,720
          Duke Energy Corp......................    28,400      806,560
          PPL Corp..............................     8,700      276,660
          TXU Corp..............................    15,200      796,328
                                                            -----------
                                                              3,059,518
                                                            -----------
        Utilities - Gas, Distribution -- 1.20%
          Sempra Energy.........................    23,000    1,100,320
                                                            -----------
        Utilities - Gas, Pipeline -- 0.19%
          National Fuel Gas Co..................     5,300      171,614
                                                            -----------
        Total Long-Term Investment Securities
           (Cost $78,394,902)...................             90,301,412
                                                            -----------
        SHORT-TERM INVESTMENTS -- 1.46%
        Registered Investment Companies -- 1.46%
          American AAdvantage Money Market Fund
           (Cost $1,341,220).................... 1,341,220    1,341,220
                                                            -----------
        TOTAL INVESTMENTS
           (Cost $79,736,122)(1)................     99.66%  91,642,632
        Other assets less liabilities...........      0.34%     308,144
                                                 ---------  -----------
        NET ASSETS --                               100.00% $91,950,776
                                                 =========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

32   MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006

Industry Allocation*

                   Electronics/Electrical Equipment..  7.88%
                   Oil & Gas.........................  7.64%
                   Semiconductors....................  7.26%
                   Telecommunications................  6.71%
                   Financial Services................  5.87%
                   Leisure & Tourism.................  5.76%
                   Retail............................  5.42%
                   Repurchase Agreement..............  4.99%
                   Information Processing -- Software  4.17%
                   Healthcare........................  4.01%
                   Information Processing -- Services  3.83%
                   Commercial Services...............  3.60%
                   Apparel & Products................  3.51%
                   Drugs.............................  2.54%
                   Machinery.........................  2.50%
                   Insurance.........................  2.41%
                   Advertising.......................  2.05%
                   Foods.............................  1.65%
                   Banks.............................  1.59%
                   Real Estate.......................  1.53%
                   Freight...........................  1.42%
                   Automotive........................  1.17%
                   Hospital Management...............  1.14%
                   Household Products................  1.12%
                   Broadcasting......................  1.10%
                   Hospital Supplies.................  1.10%
                   Utilities -- Gas, Pipeline........  1.10%
                   Building Materials................  1.09%
                   Conglomerates.....................  1.04%
                   Information Processing -- Hardware  1.04%
                   Paper/Forest Products.............  1.02%
                   Beverages.........................  0.70%
                   Medical -- Biomedical/Gene........  0.55%
                   Therapeutics......................  0.51%
                   Metals............................  0.47%
                   Medical Technology................  0.31%
                                                      -----
                                                      99.80%
                                                      =====

*  Calculated as a percentage of Net Assets.

February 28, 2006  MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)   33


                                                                Value
                                                       Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 94.80%
      Advertising -- 2.05%
        Clear Channel Outdoor Holdings, Inc.+......... 31,547 $   688,986
        R.H. Donnelley Corp.+.........................  9,715     592,615
                                                              -----------
                                                                1,281,601
                                                              -----------
      Apparel & Products -- 3.51%
        Abercrombie and Fitch Co., Class A............  9,432     634,962
        Coach, Inc.+.................................. 17,105     610,991
        Polo Ralph Lauren Corp., Class A.............. 16,361     948,283
                                                              -----------
                                                                2,194,236
                                                              -----------
      Automotive -- 1.17%
        Advance Auto Parts, Inc.+..................... 17,690     731,482
                                                              -----------
      Banks -- 1.59%
        Centennial Bank Holdings, Inc.+............... 44,492     530,344
        Signature Bank+............................... 14,432     467,597
                                                              -----------
                                                                  997,941
                                                              -----------
      Beverages -- 0.70%
        Hansen Natural Corp.+.........................  4,700     438,698
                                                              -----------
      Broadcasting -- 1.10%
        Univision Communications, Inc., Class A+...... 20,567     687,966
                                                              -----------
      Building Materials -- 1.09%
        Chicago Bridge & Iron Co. NV.................. 27,792     680,070
                                                              -----------
      Commercial Services -- 3.60%
        Alliance Data Systems Corp.+.................. 19,258     833,101
        Corrections Corp. of America+................. 17,152     737,708
        Foster Wheeler, Ltd.+.........................  6,199     297,552
        Healthspring, Inc.+........................... 16,200     382,320
                                                              -----------
                                                                2,250,681
                                                              -----------
      Conglomerates -- 1.04%
        ITT Industries, Inc........................... 12,338     647,745
                                                              -----------
      Drugs -- 2.54%
        Adams Respiratory Therapeutics, Inc.+.........  4,200     157,542
        Cephalon, Inc.+...............................  8,300     659,684
        Forest Laboratories, Inc.+.................... 10,000     459,000
        Sepracor, Inc.+...............................  5,500     315,205
                                                              -----------
                                                                1,591,431
                                                              -----------
      Electronics/Electrical Equipment -- 7.88%
        Amphenol Corp., Class A....................... 13,897     698,046
        Avnet, Inc.+.................................. 12,024     302,163
        Comverse Technology, Inc.+.................... 24,649     708,905
        Harman International Industries, Inc..........  6,485     715,620
        Molex, Inc....................................  8,310     264,507
        Molex, Inc., Class A..........................  6,529     185,424
        NVIDIA Corp.+.................................  3,419     161,138
        PerkinElmer, Inc.............................. 26,000     618,540
        Thermo Electron Corp.+........................ 18,247     631,711
        Wesco International, Inc.+.................... 11,334     649,665
                                                              -----------
                                                                4,935,719
                                                              -----------
      Financial Services -- 5.87%
        AmeriCredit Corp.+............................ 28,286     834,437
        Charles Schwab Corp........................... 37,526     608,297
        Chicago Merchantile Exchange Holdings, Inc....  1,656     704,794
        Friedman Billings Ramsey Group, Inc., Class A. 24,320     242,227
        Legg Mason, Inc...............................  6,310     824,023
        National Financial Partners Corp..............  7,871     463,208
                                                              -----------
                                                                3,676,986
                                                              -----------
      Foods -- 1.65%
        Archer-Daniels-Midland Co..................... 32,651   1,035,690
                                                              -----------
      Freight -- 1.42%
        CH Robinson Worldwide, Inc.................... 19,897     891,784
                                                              -----------

                                                                   Value
                                                          Shares  (Note 2)

    ------------------------------------------------------------------------
    Healthcare -- 4.01%
      Community Health Systems, Inc.+.................... 15,739 $   596,823
      Covance, Inc.+.....................................  5,527     311,999
      DaVita, Inc.+...................................... 11,300     659,807
      Medco Health Solutions, Inc.+......................  8,300     462,476
      Psychiatric Solutions, Inc.+....................... 14,500     478,935
                                                                 -----------
                                                                   2,510,040
                                                                 -----------
    Hospital Management -- 1.14%
      Omnicare, Inc...................................... 11,700     711,945
                                                                 -----------
    Hospital Supplies -- 1.10%
      Henry Schein, Inc.+................................ 14,748     687,994
                                                                 -----------
    Household Products -- 1.12%
      Jarden Corp.+...................................... 23,394     701,586
                                                                 -----------
    Information Processing - Hardware -- 1.03%
      Network Appliance, Inc.+...........................  9,827     325,863
      Palm, Inc.+........................................  7,719     318,795
                                                                 -----------
                                                                     644,658
                                                                 -----------
    Information Processing - Services -- 3.83%
      Cadence Design Systems, Inc.+...................... 21,127     375,004
      Cognizant Technology Solutions Corp., Class A+..... 11,186     644,425
      IHS, Inc., Class A+................................ 15,379     386,628
      Synopsys, Inc.+.................................... 31,009     678,167
      Websense, Inc.+....................................  5,097     315,046
                                                                 -----------
                                                                   2,399,270
                                                                 -----------
    Information Processing - Software -- 4.17%
      Business Objects SA ADR+...........................  8,981     334,901
      Cerner Corp.+......................................  7,365     306,605
      Citrix Systems, Inc.+.............................. 19,873     643,090
      Fidelity National Information Services, Inc........  8,400     333,060
      Red Hat, Inc.+..................................... 15,088     405,415
      TIBCO Software, Inc.+.............................. 68,091     590,349
                                                                 -----------
                                                                   2,613,420
                                                                 -----------
    Insurance -- 2.41%
      CIGNA Corp.........................................  5,977     733,677
      Coventry Health Care, Inc.+........................  8,300     494,846
      Humana, Inc.+......................................  5,448     281,498
                                                                 -----------
                                                                   1,510,021
                                                                 -----------
    Leisure & Tourism -- 5.76%
      Hilton Hotels Corp................................. 28,216     682,827
      Royal Caribbean Cruises, Ltd....................... 13,667     602,168
      Ruby Tuesday, Inc.................................. 11,147     318,247
      Scientific Games Corp., Class A+................... 22,135     676,888
      Starwood Hotels & Resorts Worldwide, Inc., Class B. 11,001     698,564
      Station Casinos, Inc...............................  9,165     627,344
                                                                 -----------
                                                                   3,606,038
                                                                 -----------
    Machinery -- 2.50%
      Cooper Industries, Ltd., Class A...................  8,364     700,067
      Cummins, Inc.......................................  3,276     354,725
      Joy Global, Inc....................................  9,945     512,764
                                                                 -----------
                                                                   1,567,556
                                                                 -----------
    Medical - Biomedical/Gene -- 0.55%
      Celgene Corp.+.....................................  9,000     342,000
                                                                 -----------
    Medical Technology -- 0.31%
      Hologic, Inc.+.....................................  4,000     191,320
                                                                 -----------
    Metals -- 0.47%
      Phelps Dodge Corp..................................  2,152     296,976
                                                                 -----------
    Oil & Gas -- 7.64%
      CNX Gas Corp.+..................................... 14,000     301,560
      Grant Prideco, Inc.+............................... 14,461     585,237
      Nabors Industries, Ltd.+...........................  3,977     262,283

34  MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) -  February 28, 2006
                             CONTINUED


                                                               Value
                                                     Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Oil & Gas (continued)
          National-Oilwell Varco, Inc.+.............   9,800 $  596,624
          Noble Corp................................   8,531    630,526
          Rosetta Resources, Inc.+..................  38,000    684,000
          Southwestern Energy Co.+..................  18,500    593,665
          Todco, Class A+...........................  14,846    497,638
          Weatherford International, Ltd.+..........  14,600    629,552
                                                             ----------
                                                              4,781,085
                                                             ----------
        Paper/Forest Products -- 1.02%
          Smurfit-Stone Container Corp.+............  48,641    638,170
                                                             ----------
        Real Estate -- 1.53%
          CB Richard Ellis Group, Inc., Class A+....  13,922    956,163
                                                             ----------
        Retail -- 5.42%
          Aeropostale, Inc.+........................  10,118    290,285
          Nordstrom, Inc............................  16,766    637,108
          Office Depot, Inc.+.......................  19,977    712,779
          Shoppers Drug Mart Corp.+.................  18,933    739,028
          Staples, Inc..............................  28,000    687,120
          Urban Outfitters, Inc.+...................  11,576    325,286
                                                             ----------
                                                              3,391,606
                                                             ----------
        Semiconductors -- 7.26%
          Analog Devices, Inc.......................  15,976    609,325
          ASML Holding NV+..........................  22,346    462,115
          Integrated Device Technology, Inc.+.......  45,329    673,136
          Intersil Corp., Class A...................  19,812    561,472
          Marvell Technology Group, Ltd.+...........   7,514    460,007
          Microchip Technology, Inc.................  17,344    610,509
          National Semiconductor Corp...............  25,552    716,733
          Spansion LLC, Class A+....................  30,841    450,279
                                                             ----------
                                                              4,543,576
                                                             ----------
        Telecommunications -- 6.71%
          Amdocs, Ltd.+.............................  21,535    713,239
          American Tower Corp., Class A+............  42,181  1,342,621
          Leap Wireless International, Inc.+........  17,312    729,009
          NII Holdings, Inc., Class B+..............  14,696    752,729
          Qwest Communications International, Inc.+. 105,126    664,396
                                                             ----------
                                                              4,201,994
                                                             ----------

                                                              Shares/
                                                             Principal    Value
                                                              Amount     (Note 2)

-----------------------------------------------------------------------------------
Therapeutics -- 0.51%
  CV Therapeutics, Inc.+...................................     11,871  $   319,449
                                                                        -----------
Utilities - Gas, Pipeline -- 1.10%
  Williams Cos., Inc.......................................     31,970      689,593
                                                                        -----------
Total Common Stock
   (Cost $49,607,077)......................................              59,346,490
                                                                        -----------
PUT OPTION PURCHASED -- 0.01%
Information Processing - Hardware -- 0.01%
  Palm, Inc.
   (Cost $16,791)..........................................      7,700        8,470
                                                                        -----------
Total Long-Term Investment Securities
   (Cost $49,623,868)......................................              59,354,960
                                                                        -----------
REPURCHASE AGREEMENT -- 4.99%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 02/28/06, to be repurchased
   03/01/06 in the amount of $3,125,369 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   4.38%, due 09/17/10 and having an approximate value of
   $3,221,303 (Cost $3,125,000)............................ $3,125,000    3,125,000
                                                                        -----------
TOTAL INVESTMENTS
   (Cost $52,748,868)(1)...................................      99.80%  62,479,960
Other assets less liabilities..............................       0.20%     123,686
                                                            ----------  -----------
NET ASSETS --                                                   100.00% $62,603,646
                                                            ==========  ===========

--------
ADR -- American Depository Receipt
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2006     MID CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)       35

Industry Allocation*

                   Insurance.........................  9.49%
                   Electronics/Electrical Equipment..  6.92%
                   Financial Services................  6.16%
                   Utilities -- Electric.............  5.73%
                   Automotive........................  4.36%
                   Semiconductors....................  4.30%
                   Chemical..........................  4.19%
                   Retail............................  4.08%
                   Oil & Gas.........................  4.01%
                   Drugs.............................  3.24%
                   Banks.............................  3.23%
                   Foods.............................  2.79%
                   Conglomerates.....................  2.69%
                   Paper/Forest Products.............  2.67%
                   Real Estate Investment Trusts.....  2.61%
                   Leisure & Tourism.................  2.57%
                   Information Processing -- Services  2.30%
                   Aerospace/Defense.................  2.15%
                   Machinery.........................  1.92%
                   Apparel & Products................  1.82%
                   Multimedia........................  1.71%
                   Repurchase Agreement..............  1.68%
                   Telecommunications................  1.46%
                   Advertising.......................  1.38%
                   Building Materials................  1.27%
                   Healthcare........................  1.26%
                   Information Processing -- Hardware  1.25%
                   Metals............................  1.06%
                   Commercial Services...............  1.03%
                   Household Products................  1.01%
                   Freight...........................  0.91%
                   Publishing........................  0.90%
                   Therapeutics......................  0.90%
                   Time Deposit......................  0.85%
                   Information Processing -- Software  0.77%
                   Beverages.........................  0.66%
                   Railroad & Equipment..............  0.64%
                   Coal..............................  0.55%
                   Appliances/Furnishings............  0.52%
                   Pollution Control.................  0.51%
                   Home Builders.....................  0.42%
                   Saving & Loan.....................  0.38%
                   Real Estate.......................  0.36%
                   Hardware & Tools..................  0.35%
                   Medical Technology................  0.28%
                   Airlines..........................  0.26%
                   Utilities -- Gas, Distribution....  0.24%
                   Medical -- Biomedical/Gene........  0.14%
                                                      -----
                                                      99.98%
                                                      =====

*  Calculated as a percentage of Net Assets.

36   MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)    February 28, 2006


                                                                         Value
                                                              Shares    (Note 2)
----------------------------------------------------------------------------------
COMMON STOCK -- 97.45%
Advertising -- 1.38%
  R.H. Donnelley Corp.+......................................  75,865 $  4,627,765
                                                                      ------------
Aerospace/Defense -- 2.15%
  Alliant Techsystems, Inc.+.................................  20,700    1,581,894
  Armor Holdings, Inc.+......................................  11,161      655,486
  Goodrich Corp.............................................. 118,847    4,972,558
                                                                      ------------
                                                                         7,209,938
                                                                      ------------
Airlines -- 0.26%
  Continental Airlines, Inc., Class B+.......................  37,310      869,323
                                                                      ------------
Apparel & Products -- 1.82%
  Foot Locker, Inc........................................... 204,056    4,715,734
  VF Corp....................................................  25,244    1,383,371
                                                                      ------------
                                                                         6,099,105
                                                                      ------------
Appliances/Furnishings -- 0.52%
  Whirlpool Corp.............................................  19,513    1,752,072
                                                                      ------------
Automotive -- 4.36%
  Acuity Brands, Inc.........................................  68,532    2,706,329
  American Axle & Manufacturing Holdings, Inc................  80,237    1,301,444
  Autoliv, Inc...............................................  24,927    1,334,841
  Borg-Warner, Inc...........................................  52,301    2,916,827
  Carlisle Cos., Inc.........................................  26,812    2,107,423
  Compagnie Generale des Etablissements Michelin, Class B(1).  43,831    2,673,425
  TRW Automotive Holdings Corp.+.............................  59,749    1,529,574
                                                                      ------------
                                                                        14,569,863
                                                                      ------------
Banks -- 3.23%
  City National Corp.........................................  10,502      797,732
  Comerica, Inc..............................................  18,934    1,085,297
  Cullen/Frost Bankers, Inc..................................  25,558    1,408,757
  KeyCorp....................................................  49,992    1,863,202
  Marshall & Ilsley Corp.....................................  41,166    1,811,304
  Northern Trust Corp........................................  24,665    1,300,339
  Synovus Financial Corp.....................................  27,557      781,241
  UnionBanCal Corp...........................................  25,608    1,769,256
                                                                      ------------
                                                                        10,817,128
                                                                      ------------
Beverages -- 0.66%
  Molson Coors Brewing Co....................................  12,437      780,422
  Pepsi Bottling Group, Inc..................................  48,427    1,421,816
                                                                      ------------
                                                                         2,202,238
                                                                      ------------
Building Materials -- 1.27%
  American Standard Cos., Inc................................  28,528    1,129,138
  Rinker Group, Ltd.(1)......................................  76,330    1,003,374
  Sherwin-Williams Co........................................  46,194    2,104,137
                                                                      ------------
                                                                         4,236,649
                                                                      ------------
Chemical -- 4.19%
  Albemarle Corp.............................................  41,485    1,761,038
  Ashland, Inc...............................................  22,777    1,486,655
  Cytec Industries, Inc......................................  64,256    3,427,415
  Engelhard Corp.............................................  81,297    3,231,556
  Huntsman Corp.+............................................  89,623    1,829,205
  Lyondell Chemical Co.......................................  23,776      497,394
  Rohm & Haas Co.............................................  36,137    1,797,816
                                                                      ------------
                                                                        14,031,079
                                                                      ------------
Coal -- 0.55%
  Arch Coal, Inc.............................................  25,051    1,831,479
                                                                      ------------
Commercial Services -- 1.03%
  BearingPoint, Inc.+........................................ 151,400    1,348,974
  URS Corp.+.................................................  48,075    2,095,589
                                                                      ------------
                                                                         3,444,563
                                                                      ------------
Conglomerates -- 2.69%
  Eaton Corp.................................................  28,788    2,005,660
  Grupo IMSA SA De CV........................................ 237,109      821,676

                                                              Value
                                                   Shares    (Note 2)

        ---------------------------------------------------------------
        Conglomerates (continued)
          Trinity Industries, Inc.................  61,834 $  3,277,202
          Walter Industries, Inc..................  43,900    2,889,937
                                                           ------------
                                                              8,994,475
                                                           ------------
        Drugs -- 3.24%
          Barr Pharmaceuticals, Inc.+.............  43,435    2,917,964
          Endo Pharmaceuticals Holdings, Inc.+.... 174,312    5,494,314
          Impax Laboratories, Inc.+............... 215,815    2,417,128
                                                           ------------
                                                             10,829,406
                                                           ------------
        Electronics/Electrical Equipment -- 6.92%
          Amphenol Corp., Class A.................  21,587    1,084,315
          Arrow Electronics, Inc.+................ 200,487    6,974,943
          Flextronics International, Ltd.+........ 209,362    2,259,016
          Graftech International, Ltd.+........... 288,021    1,468,907
          Parker Hannifin Corp....................  45,253    3,537,427
          PerkinElmer, Inc........................  68,743    1,635,396
          Tektronix, Inc.......................... 102,747    3,164,607
          Vishay Intertechnology, Inc.+........... 144,194    2,093,697
          Xerox Corp.+............................  62,958      938,074
                                                           ------------
                                                             23,156,382
                                                           ------------
        Financial Services -- 6.16%
          Affiliated Managers Group, Inc.+........  34,276    3,373,787
          Apollo Investment Corp.................. 176,376    3,314,105
          Bear Stearns Cos., Inc..................  22,286    2,996,130
          CIT Group, Inc.......................... 122,537    6,588,814
          IndyMac Bancorp, Inc....................  33,917    1,316,658
          Principal Financial Group, Inc..........   9,900      482,328
          Webster Financial Corp..................  53,790    2,536,199
                                                           ------------
                                                             20,608,021
                                                           ------------
        Foods -- 2.79%
          Archer-Daniels-Midland Co...............  67,355    2,136,501
          Bunge, Ltd..............................  44,851    2,542,603
          Ralcorp Holdings, Inc.+.................  30,679    1,184,823
          Smithfield Foods, Inc.+.................  79,901    2,111,783
          Tyson Foods, Inc., Class A.............. 100,811    1,363,973
                                                           ------------
                                                              9,339,683
                                                           ------------
        Freight -- 0.91%
          YRC Worldwide, Inc.+....................  63,325    3,029,468
                                                           ------------
        Hardware & Tools -- 0.35%
          Black & Decker Corp.....................  13,667    1,169,622
                                                           ------------
        Healthcare -- 1.26%
          Community Health Systems, Inc.+.........  40,118    1,521,275
          Cooper Cos., Inc........................  51,300    2,691,711
                                                           ------------
                                                              4,212,986
                                                           ------------
        Home Builders -- 0.42%
          Pulte Homes, Inc........................  37,041    1,422,745
                                                           ------------
        Household Products -- 1.01%
          Fortune Brands, Inc.....................  16,239    1,259,334
          Newell Rubbermaid, Inc..................  85,639    2,129,842
                                                           ------------
                                                              3,389,176
                                                           ------------
        Information Processing - Hardware -- 1.25%
          Ingram Micro, Inc., Class A+............  70,141    1,387,389
          Seagate Technology+..................... 105,636    2,806,749
                                                           ------------
                                                              4,194,138
                                                           ------------
        Information Processing - Services -- 2.30%
          Electronic Data Systems Corp............  55,843    1,491,008
          NCR Corp.+..............................  58,100    2,329,229
          Reynolds and Reynolds Co., Class A......  86,300    2,390,510
          Unisys Corp.+........................... 220,975    1,476,113
                                                           ------------
                                                              7,686,860
                                                           ------------

February 28, 2006 MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   37
                                           CONTINUED


                                                              Value
                                                   Shares    (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Information Processing - Software -- 0.77%
          IMS Health, Inc......................... 107,400 $  2,588,340
                                                           ------------
        Insurance -- 9.49%
          ACE, Ltd................................  28,002    1,560,551
          AMBAC Financial Group, Inc..............  84,324    6,336,949
          Aon Corp................................  42,593    1,687,109
          CIGNA Corp..............................  15,550    1,908,762
          Coventry Health Care, Inc.+.............  17,617    1,050,325
          Everest Reinsurance Group, Ltd..........  26,344    2,609,110
          Genworth Financial, Inc.................  49,019    1,559,785
          Health Net, Inc.+.......................  27,229    1,305,631
          MGIC Investment Corp....................  27,947    1,781,621
          Platinum Underwriters Holdings, Ltd.....  75,655    2,316,556
          Radian Group, Inc.......................  39,884    2,263,417
          Reinsurance Group of America, Inc.......  72,495    3,351,444
          UnumProvident Corp......................  90,885    1,880,411
          W.R. Berkley Corp.......................  36,652    2,121,784
                                                           ------------
                                                             31,733,455
                                                           ------------
        Leisure & Tourism -- 2.57%
          CBRL Group, Inc.........................  78,100    3,469,983
          Darden Restaurants, Inc.................  21,247      891,099
          Harrah's Entertainment, Inc.............  15,948    1,146,980
          Ruby Tuesday, Inc....................... 108,380    3,094,249
                                                           ------------
                                                              8,602,311
                                                           ------------
        Machinery -- 1.92%
          Kennametal, Inc.........................  67,741    3,961,494
          Terex Corp.+............................  31,114    2,462,673
                                                           ------------
                                                              6,424,167
                                                           ------------
        Medical - Biomedical/Gene -- 0.14%
          Biogen Idec, Inc.+......................  10,211      482,470
                                                           ------------
        Medical Technology -- 0.28%
          Bio-Rad Laboratories, Inc., Class A+....  16,107      923,092
                                                           ------------
        Metals -- 1.06%
          Inco, Ltd...............................  57,357    2,771,490
          Phelps Dodge Corp.......................   5,501      759,138
                                                           ------------
                                                              3,530,628
                                                           ------------
        Multimedia -- 1.71%
          Cinram International, Inc............... 219,767    5,704,718
                                                           ------------
        OIL & GAS -- 4.01%
          Amerada Hess Corp.......................   9,334    1,290,986
          BJ Services Co..........................  28,819      902,323
          GlobalSantaFe Corp......................  27,461    1,519,692
          Kerr-McGee Corp.........................  19,578    1,912,771
          Newfield Exploration Co.+...............  79,861    3,086,628
          Noble Energy, Inc.......................  67,862    2,852,918
          SBM Offshore NV(1)......................   3,052      300,675
          UGI Corp................................  68,916    1,547,164
                                                           ------------
                                                             13,413,157
                                                           ------------
        Paper/Forest Products -- 2.67%
          Pactiv Corp.+........................... 181,245    4,155,948
          Smurfit-Stone Container Corp.+..........  94,950    1,245,744
          Sonoco Products Co......................  40,064    1,310,894
          Temple-Inland, Inc......................  51,853    2,212,567
                                                           ------------
                                                              8,925,153
                                                           ------------
        Pollution Control -- 0.51%
          Republic Services, Inc., Class A........  44,175    1,717,082
                                                           ------------
        Publishing -- 0.90%
          R. R. Donnelley & Sons Co...............  89,237    3,003,717
                                                           ------------

                                                                     Value
                                                          Shares    (Note 2)

 -----------------------------------------------------------------------------
 Railroads & Equipment -- 0.64%
   Norfolk Southern Corp.................................  41,631 $  2,130,675
                                                                  ------------
 Real Estate -- 0.36%
   CB Richard Ellis Group, Inc., Class A+................  17,452    1,198,603
                                                                  ------------
 Real Estate Investment Trusts -- 2.61%
   Boston Properties, Inc................................  17,831    1,509,751
   Brookfield Properties Corp............................  26,722      791,238
   Camden Property Trust.................................  12,292      809,428
   Developers Diversified Realty Corp....................  26,742    1,342,181
   KKR Financial Corp.................................... 100,904    2,307,675
   ProLogis..............................................  15,700      824,564
   Vornado Realty Trust..................................  12,774    1,136,758
                                                                  ------------
                                                                     8,721,595
                                                                  ------------
 Retail -- 4.08%
   Circuit City Stores, Inc..............................  33,775      811,613
   Federated Department Stores, Inc......................   7,525      534,576
   Fossil, Inc.+.........................................  60,696    1,033,046
   J.C. Penney Co., Inc..................................  28,691    1,682,440
   Kroger Co.+........................................... 134,827    2,701,933
   Office Depot, Inc.+................................... 120,352    4,294,160
   United Stationers, Inc.+..............................  52,146    2,581,227
                                                                  ------------
                                                                    13,638,995
                                                                  ------------
 Savings & Loan -- 0.38%
   Astoria Financial Corp................................  44,437    1,274,009
                                                                  ------------
 Semiconductors -- 4.30%
   Fairchild Semiconductor International, Inc., Class A+. 204,516    3,554,488
   Freescale Semiconductor, Inc., Class B+...............  51,365    1,388,910
   Lam Research Corp.+...................................  54,636    2,354,811
   MEMC Electronic Materials, Inc.+......................  38,000    1,272,620
   National Semiconductor Corp...........................  36,507    1,024,021
   QLogic Corp.+.........................................  29,879    1,229,222
   Varian Semiconductor Equipment Associates, Inc.+......  75,267    3,549,592
                                                                  ------------
                                                                    14,373,664
                                                                  ------------
 Telecommunications -- 1.46%
   Arris Group, Inc.+.................................... 196,078    2,488,230
   Citizens Communications Co............................  60,760      811,146
   Harris Corp...........................................  24,762    1,131,128
   Lucent Technologies, Inc.+............................ 161,967      453,508
                                                                  ------------
                                                                     4,884,012
                                                                  ------------
 Therapeutics -- 0.90%
   Theravance, Inc.+..................................... 106,871    2,998,800
                                                                  ------------
 Utilities - Electric -- 5.73%
   Alliant Energy Corp...................................  28,722      950,698
   Constellation Energy Group, Inc.......................  17,938    1,053,678
   DTE Energy Co.........................................  11,890      514,837
   Edison International, Inc.............................  36,652    1,625,883
   Northeast Utilities...................................  62,500    1,226,250
   PG&E Corp.............................................  56,969    2,167,671
   PPL Corp.............................................. 190,743    6,065,627
   Public Service Enterprise Group, Inc..................  19,869    1,378,710
   Wisconsin Energy Corp................................. 102,286    4,180,429
                                                                  ------------
                                                                    19,163,783
                                                                  ------------
 Utilities - Gas, Distribution -- 0.24%
   Sempra Energy.........................................  17,025      814,476
                                                                  ------------
 Total Long-Term Investment Securities
    (Cost $279,750,225)..................................          325,971,066
                                                                  ------------

38  MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) -   February 28, 2006
                             CONTINUED


                                                             Shares/
                                                            Principal     Value
                                                             Amount      (Note 2)
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.85%
Time Deposit -- 0.85%
  Euro Time Deposit with State Street Bank & Trust Co.:
   2.40% due 03/01/06 (Cost $2,842,000)................... $2,842,000  $  2,842,000
                                                                       ------------
REPURCHASE AGREEMENT -- 1.68%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 2/28/06, to be repurchased
   3/01/06 in the amount of $5,606,662 and collateralized
   by Federal Home Loan Bank, bearing interest at 4.38%,
   due 9/17/10 and having an approximate value of
   $5,775,443 (Cost $5,606,000)...........................  5,606,000     5,606,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $288,198,225)(2).................................      99.98%  334,419,066
Other assets less liabilities.............................       0.02%       78,808
                                                           ----------  ------------
NET ASSETS --                                                  100.00% $334,497,874
                                                           ==========  ============

--------
+  Non-income producing security
(1)Security was valued using fair value procedures at February 28, 2006. See
   Note 2 regarding fair value pricing procedures for foreign securities.
(2)See Note 5 for cost of investment on a tax basis.

See Notes to Financial Statements

February 28, 2006     MODERATE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE       39
                                          (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds....  52.17%
                       Bond Fund.................  20.03%
                       International Equity Funds  15.02%
                       Mid Cap Equity Funds......   9.81%
                       Small Cap Equity Funds....   3.10%
                                                  ------
                                                  100.13%
                                                  ======

*  Calculated as a percentage of Net Assets.

40   MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS    February 28, 2006
                            (Unaudited)


                                                                     Value
                                                        Shares      (Note 2)
  ----------------------------------------------------------------------------
  AFFILIATED INVESTMENT COMPANIES#(1) -- 100.13%
  Bond Fund -- 20.03%
    VALIC Co. II Core Bond Fund...................... 1,610,496   $15,976,125
                                                                  -----------
  International Equity Funds -- 15.02%
    VALIC Co. I International Equities Fund..........   848,899     7,988,142
    VALIC Co. II International Small Cap Equity Fund.   240,027     3,994,057
                                                                  -----------
                                                                   11,982,199
                                                                  -----------
  Large Cap Equity Funds -- 52.17%
    VALIC Co. II Capital Appreciation Fund........... 2,947,502    27,559,147
    VALIC Co. II Large Cap Value Fund................ 1,003,508    14,059,150
                                                                  -----------
                                                                   41,618,297
                                                                  -----------
  Mid Cap Equity Funds -- 9.81%
    VALIC Co. II Mid Cap Growth Fund.................   623,324     5,192,292
    VALIC Co. II Mid Cap Value Fund..................   142,107     2,634,665
                                                                  -----------
                                                                    7,826,957
                                                                  -----------
  Small Cap Equity Funds -- 3.10%
    VALIC Co. II Small Cap Growth Fund...............   122,805     1,677,513
    VALIC Co. II Small Cap Value Fund................    53,612       798,817
                                                                  -----------
                                                                    2,476,330
                                                                  -----------
  TOTAL LONG-TERM INVESTMENT SECURITIES
     (Cost $75,853,603)(2)...........................    100.13%   79,879,908
  Liabilities in excess of other assets..............     (0.13)%    (100,507)
                                                      ---------   -----------
  NET ASSETS --                                          100.00%  $79,779,401
                                                      =========   ===========

--------
# The Moderate Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2006    MONEY MARKET II FUND - PORTFOLIO PROFILE (Unaudited)      41


Industry Allocation*

                    Asset Backed//Multi-Asset........ 20.16%
                    Asset Backed/Receivables......... 17.81%
                    Asset Backed/Securities.......... 17.79%
                    Money Center Bank................ 12.10%
                    Finance..........................  7.14%
                    Foreign Bank.....................  5.94%
                    Investment Bank/Brokerage........  5.94%
                    Domestic Bank....................  3.58%
                    Diversified Financial Services...  3.57%
                    Commercial Bank..................  2.38%
                    Government Agencies..............  2.38%
                    Asset Backed/CLOs................  1.18%
                                                      -----
                                                      99.97%
                                                      =====

                    Weighted Average Days to Maturity    39
                                                      =====

Credit Quality*+#

                          A-1................  97.62%
                          Government Agencies   2.38%
                                              ------
                                              100.00%
                                              ======

*  Calculated as a percentage of Net Assets.
+  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

42  MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006


                                                   Principal    Value
                                                    Amount     (Note 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENTS -- 93.83%
       ASSET BACKED COMMERCIAL PAPER -- 54.56%
         Amstel Funding Corp.:
          4.35% due 03/01/06*..................... $2,000,000 $ 2,000,000
          4.49% due 03/03/06*.....................  1,000,000     999,751
         Apreco LLC:
          4.56% due 04/11/06*.....................  1,000,000     994,807
          4.67% due 05/04/06*.....................  1,000,000     991,698
         Atlantis One Funding Corp.:
          4.52% due 04/24/06*.....................  1,000,000     993,220
         Barton Capital LLC:
          4.55% due 03/01/06*.....................  2,000,000   2,000,000
         Cafco LLC:
          4.54% due 04/05/06*.....................  1,000,000     995,586
          4.60% due 05/01/06*.....................  1,000,000     992,214
         Cancara Asset Securitisation, Ltd.:
          4.60% due 04/28/06*.....................  1,000,000     992,589
         Chariot Fund LLC:
          4.55% due 04/04/06*.....................  1,000,000     995,703
         Charta LLC:
          4.44% due 03/14/06*.....................  2,000,000   1,996,793
          4.62% due 05/09/06*.....................  1,000,000     991,145
         Ciesco LLC:
          4.45% due 04/05/06......................  1,000,000     995,679
          4.51% due 03/21/06......................  1,000,000     997,494
         Clipper Receivables Corp.:
          4.55% due 03/01/06......................  2,000,000   2,000,000
          4.55% due 04/03/06......................  1,000,000     995,829
         CRC Funding LLC:
          4.37% due 03/06/06*.....................  1,000,000     999,393
          4.52% due 03/24/06*.....................  1,000,000     997,112
         Edison Asset Securitization LLC:
          4.56% due 04/10/06*.....................  1,000,000     994,933
          4.65% due 05/17/06*.....................  2,000,000   1,980,109
         Falcon Asset Securitization Corp.:
          4.53% due 03/27/06*.....................  1,000,000     996,729
         Galaxy Funding, Inc.:
          4.61% due 05/09/06*.....................  1,000,000     991,164
         Giro Funding Corp.:
          4.56% due 04/20/06*.....................  2,000,000   1,987,333
         Govco, Inc.:
          4.48% due 04/12/06*.....................  1,000,000     994,773
          4.69% due 05/23/06*.....................  2,000,000   1,978,397
         Greyhawk Funding LLC:
          4.44% due 04/10/06*.....................  1,000,000     995,067
          4.52% due 03/09/06*.....................  1,000,000     998,995
         Jupiter Securitization Corp.:
          4.53% due 03/27/06*.....................  1,000,000     996,732
         Ranger Funding Co. LLC:
          4.55% due 04/03/06*.....................  1,000,000     995,829
         Sheffield Receivables Corp.:
          4.51% due 03/21/06*.....................  1,000,000     997,494
          4.51% due 03/27/06*.....................  1,000,000     996,743
         Surrey Funding Corp.:
          4.43% due 03/20/06*.....................  1,000,000     997,662
          4.58% due 04/28/06*.....................  1,000,000     992,621
         Sydney Capital Corp.:
          4.46% due 03/24/06*.....................  1,000,000     997,151
          4.62% due 05/05/06*.....................  1,000,000     991,658
          4.65% due 05/15/06*.....................  1,000,000     990,313
         Thames Asset Global Securitization Inc.:
          4.57% due 04/24/06*.....................  1,000,000     993,145
         Windmill Funding Corp.:
          4.54% due 04/03/06*.....................  1,000,000     995,838
          4.55% due 04/06/06*.....................  1,000,000     995,450
                                                              -----------
       Total Asset-Backed Commercial Paper
          (Cost $45,787,149)......................             45,787,149
                                                              -----------

                                                Principal    Value
                                                 Amount     (Note 2)

         -------------------------------------------------------------
         CERTIFICATES OF DEPOSIT -- 16.68%
           Barclays Bank PLC:
            4.72% due 05/23/06................. $1,000,000 $ 1,000,023
           Citibank NA:
            4.47% due 03/29/06.................  2,000,000   2,000,000
            4.54% due 04/20/06.................  1,000,000   1,000,000
           Dexia Credit Local SA:
            4.51% due 10/03/06(1)..............  1,000,000     999,911
           Rabobank Nederland NV:
            4.29% due 04/18/06(1)..............  1,000,000     999,664
           Royal Bank of Scotland PLC:
            4.31% due 09/29/06.................  1,000,000   1,000,000
           Societe Generale:
            4.50% due 04/18/06.................  1,000,000   1,000,007
            4.57% due 04/27/06.................  1,000,000   1,000,008
           UBS AG:
            4.50% due 04/11/06.................  2,000,000   2,000,000
            4.55% due 03/31/06(1)..............  1,000,000   1,000,000
           Wells Fargo Bank NA:
            4.51% due 03/06/06.................  2,000,000   2,000,000
                                                           -----------
         Total Certificates of Deposit
            (Cost $13,999,613).................             13,999,613
                                                           -----------
         COMMERCIAL PAPER -- 10.68%
           Bear Stearns Co., Inc.:
            4.46% due 04/10/06.................  1,000,000     995,044
            4.56% due 04/03/06.................  2,000,000   1,991,640
           Fortis Funding LLC:
            4.51% due 03/24/06*................  1,000,000     997,119
           General Electric Capital Corp.:
            4.59% due 05/03/06.................  1,000,000     991,967
           Goldman Sachs Group, Inc.:
            4.54% due 08/18/06(1)..............  1,000,000   1,000,000
           HBOS Treasury Services PLC:
            4.44% due 04/06/06.................  1,000,000     995,560
            4.62% due 05/10/06.................  1,000,000     991,017
           Svenska Handelsbank, Inc.:
            4.90% due 02/08/07.................  1,000,000   1,000,000
                                                           -----------
         Total Commercial Paper
            (Cost $8,962,347)..................              8,962,347
                                                           -----------
         MEDIUM TERM NOTES -- 9.53%
           Merrill Lynch & Co., Inc.:
            4.55% due 09/15/06(1)..............  1,000,000   1,000,000
           Sedna Finance, Inc.:
            4.54% due 02/01/06(1)..............  1,000,000     999,950
            4.54% due 04/25/06*(1).............  1,000,000   1,000,000
           Sigma Finance, Inc.:
            4.50% due 02/28/07(1)..............  1,000,000     999,950
            4.53% due 05/08/06*................  1,000,000   1,000,000
           Wells Fargo & Co.:
            4.53% due 07/03/06.................  1,000,000   1,000,000
           White Pine Finance LLC:
            4.45% due 03/15/06*................  1,000,000     999,997
            4.52% due 04/18/06*................  1,000,000     993,973
                                                           -----------
         Total Medium Term Notes
            (Cost $7,993,870)..................              7,993,870
                                                           -----------
         U.S. GOVERNMENT AGENCIES -- 2.38%
           Federal National Mtg. Assoc.:
            4.00% due 08/08/06.................  1,000,000   1,000,000
            4.54% due 05/09/06(1)..............  1,000,000     999,981
                                                           -----------
         Total U.S. Government Agencies
            (Cost $1,999,981)..................              1,999,981
                                                           -----------
         Total Short-Term Investment Securities
            (Cost $78,742,960).................             78,742,960
                                                           -----------

February 28, 2006 MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS (Unaudited)   43
                                          - CONTINUED


                                                     Principal    Value
                                                      Amount     (Note 2)
     ----------------------------------------------------------------------
     REPURCHASE AGREEMENT -- 6.14%
       UBS Warburg, LLC, Join Repurchase Agreement
        (Cost $5,152,000)(2)....................... $5,152,000  $ 5,152,000
                                                                -----------
     TOTAL INVESTMENTS
        (Cost $83,894,960)(3)......................      99.97%  83,894,960
     Other assets less liabilities.................       0.03%      24,287
                                                    ----------  -----------
     NET ASSETS--                                       100.00% $83,919,247
                                                    ==========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $45,789,236 representing 54.56% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Variable rate security -- the rate reflected is as of February 28, 2006; maturity date reflects next reset date.
(2)See Note 2 for details of Joint Repurchase Agreement.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

44     SMALL CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     February 28, 2006

Industry Allocation*

                   Electronics/Electrical Equipment..  9.60%
                   Semiconductors....................  8.10%
                   Oil And Gas.......................  6.69%
                   Leisure And Tourism...............  6.09%
                   Information Processing -- Services  5.25%
                   Financial Services................  5.02%
                   Government Agencies...............  4.56%
                   Healthcare........................  4.32%
                   Commercial Services...............  3.94%
                   Freight...........................  3.37%
                   Banks.............................  3.25%
                   Information Processing -- Software  3.14%
                   Chemical..........................  3.13%
                   Telecommunications................  3.05%
                   Medical Technology................  2.67%
                   Machinery.........................  2.58%
                   Real Estate Investment Trusts.....  2.44%
                   Drugs.............................  2.16%
                   Retail............................  2.12%
                   Aerospace/Defense.................  1.92%
                   Therapeutics......................  1.80%
                   Insurance.........................  1.36%
                   Advertising.......................  1.08%
                   Hospital Management...............  1.05%
                   Utilities -- Electric.............  0.94%
                   Schools...........................  0.92%
                   Real Estate.......................  0.91%
                   Automotive........................  0.87%
                   Human Resources...................  0.80%
                   Building Materials................  0.75%
                   Medical -- Biomedical/Gene........  0.66%
                   Mobile Homes......................  0.65%
                   Information Processing -- Hardware  0.58%
                   Hospital Supplies.................  0.56%
                   Airlines..........................  0.51%
                   Heavy Duty Trucks/Parts...........  0.50%
                   Apparel & Products................  0.46%
                   Coal..............................  0.45%
                   Pollution Control.................  0.32%
                   Savings & Loan....................  0.28%
                   Multimedia........................  0.05%
                                                      -----
                                                      98.90%
                                                      =====

*  Calculated as a percentage of Net Assets.

February 28, 2006 SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  45


                                                               Value
                                                      Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 94.34%
        Advertising -- 1.08%
          Marchex, Inc., Class B+.................... 25,600 $   561,664
                                                             -----------
        Aerospace/Defense -- 1.92%
          ARGON ST, Inc.+............................ 16,600     493,186
          K&F Industries Holdings, Inc.+............. 14,300     221,364
          Orbital Sciences Corp., Class A+........... 18,800     286,324
                                                             -----------
                                                               1,000,874
                                                             -----------
        Airlines -- 0.51%
          JetBlue Airways Corp.+..................... 23,500     267,900
                                                             -----------
        Apparel & Products -- 0.46%
          Hot Topic, Inc.+........................... 18,000     237,240
                                                             -----------
        Automotive -- 0.87%
          Oshkosh Truck Corp., Class B...............  4,600     260,958
          Tenneco Automotive, Inc.+..................  8,500     192,525
                                                             -----------
                                                                 453,483
                                                             -----------
        Banks -- 3.25%
          East West Bancorp, Inc.....................  8,100     305,289
          First State Bancorp........................ 15,022     387,868
          Greater Bay Bancorp........................  9,600     258,240
          Hancock Holding Co.........................  5,900     263,435
          Signature Bank+............................  6,900     223,560
          UCBH Holdings, Inc......................... 14,300     255,970
                                                             -----------
                                                               1,694,362
                                                             -----------
        Building Materials -- 0.75%
          Beacon Roofing Supply, Inc.+...............  9,900     388,674
                                                             -----------
        Chemical -- 3.13%
          Cabot Corp................................. 10,800     399,816
          FMC Corp.+.................................  8,700     529,047
          Minerals Technologies, Inc.................  7,500     401,475
          Westlake Chemical Corp.....................  8,800     302,016
                                                             -----------
                                                               1,632,354
                                                             -----------
        Coal -- 0.45%
          Alpha Natural Resources, Inc. LLC+......... 10,900     232,933
                                                             -----------
        Commercial Services -- 3.94%
          Advance America Cash Advance Centers, Inc.. 16,700     232,297
          BearingPoint, Inc.+........................ 45,500     405,405
          Global Cash Access, Inc.+.................. 21,800     368,420
          LECG Corp.+................................  7,400     119,658
          Maximus, Inc...............................  6,600     240,966
          Parexel International Corp.+............... 19,400     497,028
          TNS, Inc.+................................. 11,700     188,370
                                                             -----------
                                                               2,052,144
                                                             -----------
        Drugs -- 2.16%
          Adams Respiratory Therapeutics, Inc.+......  8,700     326,337
          Angiotech Pharmaceuticals, Inc.+........... 26,900     417,757
          Impax Laboratories, Inc.+.................. 23,500     263,200
          Penwest Pharmaceuticals Co.+...............  5,000     116,250
                                                             -----------
                                                               1,123,544
                                                             -----------
        Electronics/Electrical Equipment -- 9.60%
          Coherent, Inc.+............................ 10,500     340,830
          Electro Scientific Industries, Inc.+....... 12,600     314,496
          Flir Systems, Inc.+........................ 20,700     534,888
          Greatbatch, Inc.+.......................... 19,400     428,934
          Mettler-Toledo International, Inc.+........  4,000     242,240
          Microtune, Inc.+........................... 42,900     231,660
          Molecular Devices Corp.+................... 10,500     334,215
          Netlogic Microsystems, Inc.+...............  4,500     159,075
          Silicon Laboratories, Inc.+................ 18,000     863,640
          Tektronix, Inc............................. 16,900     520,520
          Trimble Navigation, Ltd.+.................. 14,200     580,922
          Varian, Inc.+.............................. 11,300     450,870
                                                             -----------
                                                               5,002,290
                                                             -----------

                                                                Value
                                                       Shares  (Note 2)

      -------------------------------------------------------------------
      Financial Services -- 5.02%
        Ares Capital Corp............................. 16,979 $   294,416
        CapitalSource, Inc............................ 25,575     629,401
        Doral Financial Corp.......................... 12,900     143,964
        Financial Federal Corp........................ 14,100     393,813
        GFI Group, Inc.+..............................  5,600     336,336
        Jackson Hewitt Tax Service, Inc...............  9,200     261,280
        National Financial Partners Corp..............  9,500     559,075
                                                              -----------
                                                                2,618,285
                                                              -----------
      Freight -- 3.37%
        Forward Air Corp.............................. 19,200     681,216
        Knight Transportation, Inc.................... 30,300     599,637
        Landstar System, Inc.......................... 10,200     475,218
                                                              -----------
                                                                1,756,071
                                                              -----------
      Healthcare -- 4.32%
        American Medical Systems Holdings, Inc.+...... 23,600     511,412
        Psychiatric Solutions, Inc.+.................. 15,000     495,450
        RehabCare Group, Inc.+........................ 12,000     242,160
        Steris Corp................................... 13,800     341,826
        Symbion, Inc.+................................  9,900     233,442
        United Surgical Partners International, Inc.+. 12,200     428,830
                                                              -----------
                                                                2,253,120
                                                              -----------
      Heavy Duty Trucks/Parts -- 0.50%
        Wabash National Corp.......................... 13,100     261,607
                                                              -----------
      Hospital Management -- 1.05%
        VCA Antech, Inc.+............................. 19,500     545,025
                                                              -----------
      Hospital Supplies -- 0.56%
        Merit Medical Systems, Inc.+.................. 20,466     291,640
                                                              -----------
      Human Resources -- 0.80%
        CDI Corp...................................... 17,100     418,779
                                                              -----------
      Information Processing - Hardware -- 0.58%
        Avocent Corp.+................................  8,500     283,985
        Optimal Robotics Corp., Class A+..............    900      16,614
                                                              -----------
                                                                  300,599
                                                              -----------
      Information Processing - Services -- 5.25%
        Ariba, Inc.+.................................. 20,300     207,060
        Entrust, Inc.+................................ 58,600     216,820
        FileNET Corp.+................................ 14,800     380,952
        Micros Systems, Inc.+.........................  9,200     398,268
        National Instruments Corp..................... 15,300     496,485
        Rightnow Technologies, Inc.+.................. 15,700     258,893
        Sapient Corp.+................................ 58,000     435,000
        ValueClick, Inc.+............................. 19,500     341,445
                                                              -----------
                                                                2,734,923
                                                              -----------
      Information Processing - Software -- 3.14%
        Global Payments, Inc..........................  9,800     510,188
        Quest Software, Inc.+......................... 28,600     416,702
        THQ, Inc.+.................................... 13,900     333,600
        Witness Systems, Inc.+........................ 16,000     374,880
                                                              -----------
                                                                1,635,370
                                                              -----------
      Insurance -- 1.36%
        Aspen Insurance Holdings, Ltd.................  1,500      34,815
        Max Re Capital, Ltd...........................  9,600     234,336
        Sierra Health Services, Inc.+................. 10,600     441,914
                                                              -----------
                                                                  711,065
                                                              -----------
      Leisure & Tourism -- 6.09%
        BJ's Restaurants, Inc.+....................... 12,000     304,680
        Four Seasons Hotels, Inc......................  6,100     345,626
        Gaylord Entertainment Co.+....................  8,200     366,130
        Orient-Express Hotels, Ltd.................... 15,200     530,176
        P.F. Chang's China Bistro, Inc.+..............  6,100     294,874

46  SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)  February 28, 2006
                            - CONTINUED


                                                           Value
                                                  Shares  (Note 2)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Leisure & Tourism (continued)
             Panera Bread Co., Class A+..........  5,000 $   354,300
             Penn National Gaming, Inc.+......... 18,400     638,112
             Republic Airways Holdings, Inc.+.... 24,200     339,284
                                                         -----------
                                                           3,173,182
                                                         -----------
           Machinery -- 2.58%
             Clarcor, Inc........................  4,300     145,555
             Flowserve Corp.+.................... 15,100     776,140
             Manitowoc Co., Inc..................  5,500     423,885
                                                         -----------
                                                           1,345,580
                                                         -----------
           Medical - Biomedical/Gene -- 0.66%
             Coley Pharmaceutical Group, Inc.+... 17,500     262,500
             Panacos Pharmaceuticals, Inc.+...... 11,200      81,536
                                                         -----------
                                                             344,036
                                                         -----------
           Medical Technology -- 2.67%
             Digene Corp.+....................... 10,400     431,184
             Serologicals Corp.+................. 16,500     399,135
             Symmetry Medical, Inc.+.............  3,400      70,448
             Telik, Inc.+........................ 22,100     488,852
                                                         -----------
                                                           1,389,619
                                                         -----------
           Mobile Homes -- 0.65%
             Winnebago Industries, Inc........... 10,600     340,472
                                                         -----------
           Multimedia -- 0.05%
             Entravision Communications Corp.+...  3,120      23,182
                                                         -----------
           Oil & Gas -- 6.69%
             Barrett Bill Corp.+.................  8,800     291,456
             Cal Dive International, Inc.+....... 21,800     767,578
             Denbury Resources, Inc.+............ 23,400     663,390
             FMC Technologies, Inc.+............. 10,800     506,736
             Oil States International, Inc.+.....  7,000     241,710
             Superior Energy Services, Inc.+..... 27,400     712,400
             Western Refining, Inc.+............. 18,700     303,688
                                                         -----------
                                                           3,486,958
                                                         -----------
           Pollution Control -- 0.32%
             Waste Connections, Inc.+............  4,600     168,544
                                                         -----------
           Real Estate -- 0.91%
             Jones Lang LaSalle, Inc.............  7,000     473,760
                                                         -----------
           Real Estate Investment Trusts -- 2.44%
             FelCor Lodging Trust, Inc........... 13,100     260,035
             Innkeepers USA Trust................ 21,600     378,648
             LaSalle Hotel Properties............  7,500     299,625
             Meristar Hospitality Corp.+......... 32,200     331,982
                                                         -----------
                                                           1,270,290
                                                         -----------
           Retail -- 2.12%
             Cost Plus, Inc.+.................... 10,260     196,889
             Regis Corp..........................  8,000     306,240
             Tractor Supply Co.+.................  6,000     379,080
             Tuesday Morning Corp................ 10,200     224,502
                                                         -----------
                                                           1,106,711
                                                         -----------

                                                        Shares/
                                                       Principal    Value
                                                        Amount     (Note 2)

  ---------------------------------------------------------------------------
  Savings & Loan -- 0.28%
    Franklin Bank Corp.+.............................      8,600  $   146,716
                                                                  -----------
  Schools -- 0.92%
    Lincoln Educational Sevices+.....................     13,400      221,636
    Strayer Education, Inc...........................      2,700      260,091
                                                                  -----------
                                                                      481,727
                                                                  -----------
  Semiconductors -- 8.10%
    Actel Corp.+.....................................     20,900      304,931
    FormFactor, Inc.+................................     14,000      515,760
    Microsemi Corp.+.................................     22,000      676,500
    Power Integrations, Inc.+........................     22,200      551,226
    Semtech Corp.+...................................     27,100      508,938
    Sirf Technology Holdings, Inc.+..................     12,200      456,646
    Trident Microsystems, Inc.+......................     14,100      393,954
    Varian Semiconductor Equipment Associates, Inc.+.     16,900      797,004
    ZiLOG, Inc.+.....................................      6,800       15,368
                                                                  -----------
                                                                    4,220,327
                                                                  -----------
  Telecommunications -- 3.05%
    Arris Group, Inc.+...............................     26,800      340,092
    Essex Corp.+.....................................     18,100      407,250
    Ixia+............................................     21,500      259,290
    ViaSat, Inc.+....................................     21,800      585,330
                                                                  -----------
                                                                    1,591,962
                                                                  -----------
  Therapeutics -- 1.80%
    DOV Pharmaceutical, Inc.+........................     12,600      242,550
    Medicines Co.+...................................     19,700      401,683
    Trimeris, Inc.+..................................     23,600      295,944
                                                                  -----------
                                                                      940,177
                                                                  -----------
  Utilities - Electric -- 0.94%
    Headwaters, Inc.+................................     13,200      489,984
                                                                  -----------
  Total Long-Term Investment Securities
     (Cost $39,050,515)..............................              49,167,173
                                                                  -----------
  SHORT-TERM INVESTMENT SECURITIES -- 4.56%
  Government Agencies -- 4.56%
    Federal Home Loan Bank Disc. Notes:
     4.33% due 03/01/06
     (Cost $2,378,000)............................... $2,378,000    2,378,000
                                                                  -----------
  TOTAL INVESTMENTS
     (Cost $41,428,515)(1)...........................      98.90%  51,545,173
  Other assets less liabilities......................       1.10%     573,961
                                                      ----------  -----------
  NET ASSETS --                                           100.00% $52,119,134
                                                      ==========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

February 28, 2006    SMALL CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)      47

Industry Allocation*

                   Banks.............................  11.11%
                   Real Estate Investment Trusts.....  10.42%
                   Machinery.........................   5.43%
                   Oil & Gas.........................   4.28%
                   Insurance.........................   4.03%
                   Electronics/Electrical Equipment..   3.98%
                   Information Processing -- Software   3.84%
                   Commercial Services...............   3.63%
                   Metals............................   3.47%
                   Information Processing -- Services   3.43%
                   Financial Services................   3.12%
                   Leisure & Tourism.................   2.79%
                   Chemical..........................   2.78%
                   Repurchase Agreement..............   2.43%
                   Utilities -- Electric.............   2.39%
                   Appliances/Furnishings............   2.38%
                   Semiconductors....................   2.37%
                   Retail............................   2.36%
                   Apparel & Products................   2.11%
                   Foods.............................   1.88%
                   Healthcare........................   1.72%
                   Utilities -- Gas, Distribution....   1.64%
                   Savings & Loan....................   1.59%
                   Paper/Forest Products.............   1.58%
                   Telecommunications................   1.53%
                   Building Materials................   1.47%
                   Information Processing -- Hardware   1.37%
                   Automotive........................   1.32%
                   Textile -- Products...............   1.21%
                   Household Products................   0.87%
                   Multimedia........................   0.85%
                   Drugs.............................   0.81%
                   Medical -- Biomedical/Gene........   0.78%
                   Publishing........................   0.78%
                   Airlines..........................   0.64%
                   Medical Technology................   0.57%
                   Funeral Services..................   0.53%
                   Home Builders.....................   0.45%
                   Aerospace/Defense.................   0.44%
                   Hospital Supplies.................   0.35%
                   Utilities -- Communication........   0.31%
                   Therapeutics......................   0.28%
                   Freight...........................   0.23%
                   Government Obligations............   0.22%
                   Real Estate.......................   0.15%
                   Human Resources...................   0.14%
                   Broadcasting......................   0.11%
                                                      ------
                                                      100.17%
                                                      ======

*  Calculated as a percentage of Net Assets.

48  SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006


                                                              Value
                                                     Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK -- 97.52%
         Aerospace/Defense -- 0.44%
           Kaman Corp., Class A..................... 10,200 $   231,642
           Moog, Inc., Class A+.....................  5,600     187,936
                                                            -----------
                                                                419,578
                                                            -----------
         Airlines -- 0.64%
           Continental Airlines, Inc., Class B+..... 26,100     608,130
                                                            -----------
         Apparel & Products -- 2.11%
           Blair Corp...............................  8,100     334,125
           Kellwood Co..............................  1,300      33,462
           Payless ShoeSource, Inc.+................ 38,700     917,190
           Skechers U.S.A., Inc., Class A+.......... 10,200     216,240
           Stride Rite Corp......................... 28,200     391,980
           Weyco Group, Inc.........................  2,900      55,941
           Wolverine World Wide, Inc................  2,500      55,150
                                                            -----------
                                                              2,004,088
                                                            -----------
         Appliances/Furnishings -- 2.38%
           CompX International, Inc., Class A.......  9,100     155,064
           Furniture Brands International, Inc...... 33,600     830,592
           Griffon Corp.+........................... 28,400     667,968
           HNI Corp.................................  9,200     536,268
           Kimball International, Inc., Class B.....  4,600      65,182
                                                            -----------
                                                              2,255,074
                                                            -----------
         Automotive -- 1.32%
           Autoliv, Inc.............................  3,900     208,845
           CSK Auto Corp.+.......................... 27,900     443,889
           Modine Manufacturing Co..................  9,700     272,085
           TRW Automotive Holdings Corp.+...........  9,300     238,080
           Visteon Corp.+........................... 20,000      93,200
                                                            -----------
                                                              1,256,099
                                                            -----------
         Banks -- 11.11%
           1st Source Corp..........................  6,300     167,895
           Amcore Financial, Inc....................  3,700     110,667
           BancFirst Corp...........................  2,500     211,500
           Bank of Hawaii Corp...................... 15,100     806,340
           Camden National Corp.....................  2,000      66,760
           Capital Crossing Bank+...................  4,400     141,196
           City Holding Co..........................  3,100     112,871
           Commerce Bancshares, Inc................. 12,960     668,088
           Community Bank Systems, Inc..............  7,700     166,859
           Community Trust Bancorp, Inc.............  1,500      47,580
           Corus Bankshares, Inc....................  4,300     258,215
           Cullen/Frost Bankers, Inc................ 14,900     821,288
           Farmers Capital Bank Corp................    900      29,331
           First Citizens BancShares, Inc., Class A.    600     112,296
           First Commonwealth Financial Corp........  9,700     131,144
           First Community Bancshares, Inc..........  2,600      84,812
           First Financial Bankshares, Inc..........  1,300      47,554
           First State Bancorp......................  3,100      80,042
           FirstMerit Corp.......................... 23,700     586,338
           FNB Corp.................................  1,400      47,572
           Fulton Financial Corp....................     95       1,672
           Great Southern Bancorp, Inc..............  1,600      45,072
           Greater Bay Bancorp...................... 39,700   1,067,930
           Heartland Financial USA, Inc.............  4,600      99,360
           Integra Bank Corp........................  2,900      62,611
           Lakeland Financial Corp..................    900      39,420
           Mercantile Bank Corp.....................  7,477     290,332
           Mid-State Bancshares.....................  2,800      80,556
           Old National Bancorp.....................  2,200      46,750
           Pacific Capital Bancorp..................  6,900     246,537
           Premierwest Bancorp......................  2,000      35,600
           Provident Bankshares Corp................  8,000     290,960
           R&G Financial Corp., Class B.............  9,200     108,468
           Santander BanCorp........................  1,000      23,890
           SCBT Financial Corp......................  1,200      42,000

                                                             Value
                                                    Shares  (Note 2)

         -------------------------------------------------------------
         Banks (continued)
           Simmons First National Corp., Class A...  6,500 $   185,055
           Southwest Bancorp, Inc..................  2,900      63,481
           Suffolk Bancorp.........................  1,000      34,310
           Susquehanna Bancshares, Inc.............  9,700     233,867
           Taylor Capital Group, Inc...............  1,800      67,950
           TCF Financial Corp...................... 28,700     727,832
           Tompkins Trustco, Inc...................    800      37,336
           UMB Financial Corp...................... 13,800     933,432
           Umpqua Holdings Corp....................  9,000     242,370
           United Security Bancshares, Inc.........    300       8,220
           Virginia Financial Group, Inc...........  1,900      76,000
           Washington Trust Bancorp, Inc........... 10,800     293,436
           Whitney Holding Corp.................... 13,450     460,393
                                                           -----------
                                                            10,543,188
                                                           -----------
         Broadcasting -- 0.11%
           Sinclair Broadcast Group, Inc., Class A. 14,600     104,974
                                                           -----------
         Building Materials -- 1.47%
           Apogee Enterprises, Inc................. 10,200     176,358
           LSI Industries, Inc..................... 25,000     388,500
           Shaw Group, Inc.+....................... 25,000     833,750
                                                           -----------
                                                             1,398,608
                                                           -----------
         Chemical -- 2.78%
           H.B. Fuller Co.......................... 31,500   1,278,900
           NL Industries, Inc......................  7,200      94,968
           Pioneer Cos., Inc.+.....................  9,100     274,092
           Sensient Technologies Corp.............. 21,700     388,864
           Stepan Co............................... 14,200     379,282
           UAP Holding Corp........................  4,700     102,272
           W.R. Grace & Co.+....................... 11,900     120,785
                                                           -----------
                                                             2,639,163
                                                           -----------
         Commercial Services -- 3.63%
           Clark, Inc..............................  7,400      78,144
           Deluxe Corp.............................  2,500      61,925
           Geo Group, Inc.+........................  8,900     201,140
           Laidlaw International, Inc.............. 31,700     874,920
           PRG-Shultz International, Inc.+......... 92,500      44,400
           Quanta Services, Inc.+.................. 41,900     573,611
           Silgan Holdings, Inc.................... 13,900     547,938
           Washington Group International, Inc..... 18,200   1,062,334
                                                           -----------
                                                             3,444,412
                                                           -----------
         Drugs -- 0.81%
           Adolor Corp.+........................... 12,100     332,387
           Alpharma, Inc., Class A.................  6,400     193,600
           King Pharmaceuticals, Inc.+.............  8,900     144,625
           ViroPharma, Inc.+.......................  5,000      96,750
                                                           -----------
                                                               767,362
                                                           -----------
         Electronics/Electrical Equipment -- 3.98%
           Analogic Corp...........................  8,500     458,575
           Avista Corp.............................  8,900     174,440
           Bel Fuse, Inc., Class B.................  4,042     133,831
           Coherent, Inc.+......................... 17,000     551,820
           Commscope, Inc.+........................  9,000     215,910
           CTS Corp................................ 16,800     207,480
           Emcor Group, Inc.+...................... 12,600     549,234
           Kemet Corp.+............................ 18,900     168,399
           Park Electrochemical Corp............... 15,600     450,372
           Paxar Corp.+............................  8,500     163,030
           Teleflex, Inc........................... 10,900     704,685
                                                           -----------
                                                             3,777,776
                                                           -----------
         Financial Services -- 3.12%
           A.G. Edwards, Inc.......................  8,400     375,480
           AmeriCredit Corp.+...................... 34,000   1,003,000

February 28, 2006 SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)   49
                                          - CONTINUED


                                                              Value
                                                     Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Financial Services (continued)
           Federal Agricultural Mtg. Corp., Class C. 15,600 $   465,816
           Investment Technology Group, Inc.+....... 11,200     509,376
           Jackson Hewitt Tax Service, Inc..........  8,600     244,240
           Marlin Business Services, Inc.+..........  3,700      85,100
           World Acceptance Corp.+.................. 10,600     273,268
                                                            -----------
                                                              2,956,280
                                                            -----------
         Foods -- 1.88%
           Del Monte Foods Co....................... 54,000     587,520
           Pilgrims Pride Corp...................... 15,600     359,736
           Ralcorp Holdings, Inc.+.................. 14,000     540,680
           Seaboard Corp............................    200     298,800
                                                            -----------
                                                              1,786,736
                                                            -----------
         Freight -- 0.23%
           Alexander & Baldwin, Inc.................  2,900     141,317
           SCS Transportation, Inc.+................  2,800      75,684
                                                            -----------
                                                                217,001
                                                            -----------
         Funeral Services -- 0.53%
           Alderwoods Group, Inc.+.................. 21,700     370,636
           Stewart Enterprises, Inc., Class A....... 25,800     130,806
                                                            -----------
                                                                501,442
                                                            -----------
         Healthcare -- 1.72%
           Magellan Health Services, Inc.+.......... 14,100     538,479
           Manor Care, Inc.......................... 11,300     467,255
           Steris Corp.............................. 18,700     463,199
           Vital Signs, Inc.........................  3,200     163,392
                                                            -----------
                                                              1,632,325
                                                            -----------
         Home Builders -- 0.45%
           Brookfield Homes Corp....................  8,502     422,634
                                                            -----------
         Hospital Supplies -- 0.35%
           Datascope Corp...........................  5,200     198,380
           NMT Medical, Inc.+.......................  5,500     130,900
                                                            -----------
                                                                329,280
                                                            -----------
         Household Products -- 0.87%
           American Greetings Corp., Class A........ 25,000     524,500
           Playtex Products, Inc.+.................. 28,600     300,300
                                                            -----------
                                                                824,800
                                                            -----------
         Human Resources -- 0.14%
           Spherion Corp.+.......................... 13,300     132,734
                                                            -----------
         Information Processing - Hardware -- 1.37%
           Advanced Digital Information Corp.+...... 44,400     384,504
           Electronics for Imaging, Inc.+........... 24,900     667,818
           Imation Corp.............................  5,600     245,560
                                                            -----------
                                                              1,297,882
                                                            -----------
         Information Processing - Services -- 3.43%
           Agilysys, Inc............................ 12,600     180,054
           Ansoft Corp.+............................  3,600     141,012
           Arbinet Holdings, Inc.+.................. 13,000      82,680
           BISYS Group, Inc.+....................... 32,500     458,575
           Black Box Corp...........................  9,500     453,910
           CSG Systems International, Inc.+......... 21,200     465,976
           Digital Insight Corp.+...................  7,000     231,350
           Intergraph Corp.+........................  3,400     123,284
           SonicWALL, Inc.+......................... 31,900     214,049
           Sykes Enterprises, Inc.+................. 18,800     250,416
           Trizetto Group, Inc.+.................... 16,800     281,568
           United Online, Inc....................... 31,200     374,712
                                                            -----------
                                                              3,257,586
                                                            -----------

                                                              Value
                                                     Shares  (Note 2)

         --------------------------------------------------------------
         Information Processing - Software -- 3.84%
           Acxiom Corp.............................. 14,000 $   362,320
           Advent Software, Inc.+................... 12,400     344,720
           Atari, Inc.+............................. 25,700      21,974
           EPIQ Systems, Inc.+...................... 36,400     799,708
           Infousa, Inc.+........................... 11,600     136,300
           Inter-Tel, Inc........................... 28,000     549,640
           Microstrategy, Inc., Class A+............  3,000     275,040
           Parametric Technology Corp.+............. 25,920     394,502
           Per-Se Technologies, Inc.+............... 16,492     416,588
           Progress Software Corp.+.................  3,000      87,600
           Serena Software, Inc.+................... 10,700     255,730
                                                            -----------
                                                              3,644,122
                                                            -----------
         Insurance -- 4.03%
           Alfa Corp................................ 16,700     268,536
           AmerUs Group Co..........................  7,600     457,900
           Delphi Financial Group, Inc., Class A.... 11,700     609,336
           FBL Financial Group, Inc., Class A.......  1,900      65,018
           Harleysville Group, Inc.................. 18,800     495,004
           Horace Mann Educators Corp............... 26,200     488,630
           LandAmerica Financial Group, Inc.........  7,000     466,900
           ProAssurance Corp.+......................  5,800     297,482
           Protective Life Corp.....................  8,200     399,750
           StanCorp Financial Group, Inc............  5,100     275,910
                                                            -----------
                                                              3,824,466
                                                            -----------
         Leisure & Tourism -- 2.79%
           Arctic Cat, Inc.......................... 11,000     264,000
           Bluegreen Corp.+.........................  7,400     117,438
           Dominos Pizza, Inc....................... 16,200     413,100
           Dover Downs Gaming & Entertainment, Inc..  8,100     134,460
           Escalade, Inc............................  3,200      36,288
           Hasbro, Inc.............................. 12,000     243,480
           Jack in the Box, Inc.+................... 21,400     856,000
           Luby's, Inc.+............................  9,900     147,609
           Marvel Entertainment, Inc.+.............. 23,600     437,072
                                                            -----------
                                                              2,649,447
                                                            -----------
         Machinery -- 5.43%
           Applied Industrial Technologies, Inc.....  8,800     376,464
           Cognex Corp.............................. 25,200     693,252
           Cummins, Inc.............................  5,000     541,400
           Flowserve Corp.+......................... 24,000   1,233,600
           Lindsay Manufacturing Co.................  5,500     134,750
           Lufkin Industries, Inc...................  4,100     212,216
           NACCO Industries, Inc., Class A..........  1,200     166,560
           Stewart & Stevenson Services, Inc........ 17,300     595,985
           Tennant Co...............................    800      37,360
           Terex Corp.+............................. 14,700   1,163,505
                                                            -----------
                                                              5,155,092
                                                            -----------
         Medical - Biomedical/Gene -- 0.78%
           Alexion Pharmaceuticals, Inc.+...........  2,900     108,982
           GTx, Inc.+...............................  4,700      50,854
           Lifecell Corp.+..........................  4,300      94,858
           Myogen, Inc.+............................  2,300      87,170
           Progenics Pharmaceuticals, Inc.+.........  3,400     100,300
           Vertex Pharmaceuticals, Inc.+............  6,800     294,032
                                                            -----------
                                                                736,196
                                                            -----------
         Medical Technology -- 0.57%
           DJ Orthopedics, Inc.+....................  3,000     104,640
           Illumina, Inc.+.......................... 13,600     345,848
           Nektar Therapeutics+.....................  4,500      94,095
                                                            -----------
                                                                544,583
                                                            -----------

50  SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)   February 28, 2006
                            - CONTINUED


                                                                 Value
                                                        Shares  (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Metals -- 3.47%
        Brush Engineered Materials, Inc.+.............. 14,900 $   259,409
        Century Aluminum Co.+.......................... 26,600     946,694
        CIRCOR International, Inc......................  6,800     187,680
        Crown Holdings, Inc.+..........................  5,500     100,650
        Lawson Products, Inc...........................    100       3,539
        MascoTech, Inc.+(1)(2).........................    200           0
        Mueller Industries, Inc........................ 15,700     518,257
        Quanex Corp....................................  3,900     242,073
        Steel Dynamics, Inc............................ 15,800     726,800
        USEC, Inc...................................... 12,900     160,476
        Valmont Industries, Inc........................  3,900     141,843
                                                               -----------
                                                                 3,287,421
                                                               -----------
      Multimedia -- 0.85%
        Belo Corp...................................... 38,000     807,120
                                                               -----------
      Oil & Gas -- 4.28%
        Forest Oil Corp.+.............................. 18,400     913,560
        Helmerich & Payne, Inc......................... 14,000     920,780
        Holly Corp.....................................  9,500     567,150
        Houston Exploration Co.+....................... 18,800   1,087,392
        Meridian Resource Corp.+....................... 13,300      56,392
        ONEOK, Inc.....................................  1,900      58,121
        Pride International, Inc.+..................... 10,900     337,573
        Tesoro Petroleum Corp..........................  2,000     120,820
                                                               -----------
                                                                 4,061,788
                                                               -----------
      Paper/Forest Products -- 1.58%
        Buckeye Technologies, Inc.+....................  7,400      65,194
        Glatfelter..................................... 32,000     526,080
        Graphic Packaging Corp.+....................... 36,200      94,120
        Longview Fibre Co..............................  4,800      90,336
        Neenah Paper, Inc.............................. 16,500     505,065
        Smurfit-Stone Container Corp.+................. 16,300     213,856
                                                               -----------
                                                                 1,494,651
                                                               -----------
      Publishing -- 0.78%
        John Wiley & Sons, Inc., Class A............... 12,900     485,685
        Readers Digest Assoc., Inc., Class A........... 16,900     256,711
                                                               -----------
                                                                   742,396
                                                               -----------
      Real Estate -- 0.15%
        Jones Lang LaSalle, Inc........................  2,100     142,128
                                                               -----------
      Real Estate Investment Trusts -- 10.42%
        American Home Mortgage Investment Corp......... 11,800     336,300
        Annaly Mtg. Management, Inc.................... 12,600     148,050
        Anworth Mtg. Asset Corp........................ 29,300     220,043
        Apartment Investment & Management Co., Class A. 12,600     558,306
        Boykin Lodging Co.+............................ 20,300     259,434
        Brandywine Realty Trust........................ 19,046     559,381
        Colonial Properties Trust...................... 12,300     594,705
        Cousins Properties, Inc........................ 20,900     641,003
        Equity Inns, Inc............................... 37,600     582,048
        Home Properties of New York, Inc............... 20,000     987,200
        Innkeepers USA Trust........................... 15,000     262,950
        Kilroy Realty Corp............................. 11,000     823,020
        Lexington Corporate Properties Trust........... 34,900     744,068
        Luminent Mtg. Capital, Inc..................... 28,000     212,240
        Meristar Hospitality Corp.+.................... 29,400     303,114
        MFA Mtg. Investments, Inc...................... 43,900     259,888
        National Health Realty, Inc....................    500       9,900
        Pennsylvania Real Estate Investment Trust......    800      32,320
        Ramco-Gershenson Properties Trust.............. 17,600     511,456
        Sunstone Hotel Investors, Inc.................. 13,200     387,552
        Taubman Centers, Inc........................... 20,400     810,696
        Universal Health Realty Income Trust...........  5,900     207,975
        Winston Hotels, Inc............................ 42,200     433,816
                                                               -----------
                                                                 9,885,465
                                                               -----------

                                                              Value
                                                     Shares  (Note 2)

         --------------------------------------------------------------
         Retail -- 2.36%
           Barnes & Noble, Inc......................  4,400 $   189,508
           Bon-Ton Stores, Inc......................  3,000      81,660
           Borders Group, Inc....................... 30,100     726,313
           Myers Industries, Inc.................... 14,900     238,400
           Pantry, Inc.+............................  6,400     378,688
           Pathmark Stores, Inc.+................... 11,700     117,702
           Rite Aid Corp.+.......................... 54,800     202,212
           Weis Markets, Inc........................  5,900     263,494
           Wilsons The Leather Experts, Inc.+....... 11,900      39,865
                                                            -----------
                                                              2,237,842
                                                            -----------
         Savings & Loan -- 1.59%
           Astoria Financial Corp................... 30,100     862,967
           First Financial Holdings, Inc............  1,600      51,712
           First Indiana Corp.......................  2,250      62,078
           FirstFed Financial Corp.+................  6,200     372,062
           Horizon Financial Corp...................  1,200      29,124
           OceanFirst Financial Corp................  1,100      26,070
           Provident Financial Holdings, Inc........    200       5,960
           WSFS Financial Corp......................  1,600      96,464
                                                            -----------
                                                              1,506,437
                                                            -----------
         Semiconductors -- 2.37%
           Axcelis Technologies, Inc.+.............. 17,600     121,616
           Cirrus Logic, Inc.+...................... 58,400     443,256
           Cohu, Inc................................  6,800     143,616
           Exar Corp.+.............................. 19,900     247,755
           Integrated Device Technology, Inc.+...... 13,700     203,445
           Lattice Semiconductor Corp.+............. 41,600     189,280
           Monolithic Systems Technology, Inc.+..... 11,900      86,037
           Omnivision Technologies, Inc.+........... 29,000     739,500
           Triquint Semiconductor, Inc.+............ 16,300      77,262
                                                            -----------
                                                              2,251,767
                                                            -----------
         Telecommunications -- 1.53%
           CenturyTel, Inc..........................  5,500     197,890
           Dobson Communications Corp., Class A+.... 78,900     571,236
           Intrado, Inc.+...........................  9,600     246,336
           North Pittsburgh Systems, Inc............  6,000     122,040
           Talk America Holdings, Inc.+............. 24,300     207,279
           Valor Communications Group, Inc..........  8,600     106,210
                                                            -----------
                                                              1,450,991
                                                            -----------
         Textile - Products -- 1.21%
           G&K Services, Inc., Class A.............. 11,000     430,100
           UniFirst Corp............................ 21,500     720,465
                                                            -----------
                                                              1,150,565
                                                            -----------
         Therapeutics -- 0.28%
           Cypress Biosciences, Inc.+............... 10,400      62,192
           Renovis, Inc.+...........................  9,300     201,438
                                                            -----------
                                                                263,630
                                                            -----------
         Utilities - Communication -- 0.31%
           Commonwealth Telephone Enterprises, Inc..  9,100     293,748
                                                            -----------
         Utilities - Electric -- 2.39%
           CenterPoint Energy, Inc.................. 39,700     514,909
           El Paso Electric Co.+.................... 23,200     474,440
           Idacorp, Inc.............................  8,000     263,520
           NorthWestern Corp........................  5,000     162,150
           Puget Energy, Inc........................ 39,600     853,776
                                                            -----------
                                                              2,268,795
                                                            -----------
         Utilities - Gas, Distribution -- 1.64%
           Nicor, Inc............................... 30,100   1,292,193
           Vectren Corp............................. 10,100     266,236
                                                            -----------
                                                              1,558,429
                                                            -----------
         Total Common Stock
            (Cost $78,044,510)......................         92,534,231
                                                            -----------

February 28, 2006 SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)   51
                                          - CONTINUED


                                                             Principal      Value
                                                              Amount       (Note 2)
-------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT BONDS -- 0.22%
Government Obligations -- 0.22%
  United States Treasury Notes:
   2.88% due 11/30/06
   (Cost $206,994)@........................................ $  210,000   $   207,120
                                                                         -----------
Total Long-Term Investment Securities
   (Cost $78,251,504)......................................               92,741,351
                                                                         -----------
REPURCHASE AGREEMENT -- 2.43%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 02/28/06, to be repurchased
   03/01/06 in the amount of $2,309,273 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   4.38%, due 09/17/10 and having an approximate value of
   $2,379,881 (Cost $2,309,000)@...........................  2,309,000     2,309,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $80,560,504)(3)...................................     100.17%   95,050,351
Liabilities in excess of other assets......................      (0.17)%    (158,247)
                                                            ----------   -----------
NET ASSETS --                                                   100.00%  $94,892,104
                                                            ==========   ===========

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Fair valued security (see Note 2)
(2)Illiquid security
(3)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------
                                                                       Unrealized
Number of                    Expiration  Value at     Value as of    Appreciation/
Contracts    Description        Date    Trade Date February 28, 2006 (Depreciation)
-----------------------------------------------------------------------------------
 5 Long   Russell 2000 Index March 2006 $1,771,899    $1,830,000        $58,101
                                                                        =======

See Notes to Financial Statements

52   SOCIALLY RESPONSIBLE FUND - PORTFOLIO PROFILE (Unaudited)   February 28, 2006

Industry Allocation*

                   Financial Services................ 14.84%
                   Oil And Gas.......................  7.95%
                   Banks.............................  7.46%
                   Insurance.........................  6.63%
                   Telecommunications................  4.33%
                   Information Processing -- Software  4.17%
                   Drugs.............................  4.16%
                   Hospital Supplies.................  3.83%
                   Retail............................  3.67%
                   Information Processing -- Hardware  3.66%
                   Beverages.........................  3.41%
                   Leisure And Tourism...............  3.40%
                   Multimedia........................  2.97%
                   Information Processing -- Services  2.61%
                   Semiconductors....................  2.60%
                   Medical -- Biomedical/Gene........  2.09%
                   Repurchase Agreement..............  1.97%
                   Freight...........................  1.95%
                   Broadcasting......................  1.90%
                   Commercial Services...............  1.35%
                   Household Products................  1.18%
                   Savings And Loans.................  1.18%
                   Medical Technology................  1.15%
                   Automotive........................  1.14%
                   Foods.............................  1.11%
                   Electronics/Electrical Equipment..  1.08%
                   Apparel & Products................  1.06%
                   Chemical..........................  0.94%
                   Publishing........................  0.82%
                   Machinery.........................  0.77%
                   Paper/Forest Products.............  0.68%
                   Building Materials................  0.56%
                   Heavy Duty Trucks/Parts...........  0.53%
                   Utilities -- Electric.............  0.50%
                   Government Obligations............  0.43%
                   Healthcare........................  0.39%
                   Railroads & Equipment.............  0.38%
                   Metals............................  0.37%
                   Therapeutics......................  0.28%
                   Utilities -- Gas, Pipeline........  0.27%
                   Real Estate Investment Trusts.....  0.13%
                   Airlines..........................  0.05%
                                                      -----
                                                      99.95%
                                                      =====

*  Calculated as a percentage of Net Assets.

February 28, 2006     SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS      53
                                          (Unaudited)


                                                              Value
                                                    Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK -- 90.71%
        Airlines -- 0.05%
          Southwest Airlines Co....................  4,160 $     69,763
                                                           ------------
        Apparel & Products -- 1.06%
          Coach, Inc.+.............................  4,900      175,028
          Nike, Inc., Class B...................... 15,772    1,368,694
                                                           ------------
                                                              1,543,722
                                                           ------------
        Automotive -- 1.14%
          Danaher Corp............................. 21,730    1,316,403
          Oshkosh Truck Corp., Class B.............  6,220      352,861
                                                           ------------
                                                              1,669,264
                                                           ------------
        Banks -- 7.46%
          Bank of America Corp.@................... 82,255    3,771,392
          Fifth Third Bancorp...................... 36,380    1,406,087
          M&T Bank Corp............................  2,300      258,520
          SunTrust Banks, Inc...................... 23,870    1,727,472
          Wachovia Corp............................ 19,410    1,088,319
          Wells Fargo & Co......................... 41,383    2,656,788
                                                           ------------
                                                             10,908,578
                                                           ------------
        Beverages -- 3.41%
          Coca-Cola Co............................. 57,782    2,425,111
          PepsiCo, Inc............................. 43,357    2,562,832
                                                           ------------
                                                              4,987,943
                                                           ------------
        Broadcasting -- 1.90%
          Clear Channel Communications, Inc........ 34,000      962,200
          Comcast Corp., Class A+.................. 64,010    1,717,388
          Univision Communications, Inc., Class A+.  2,960       99,012
                                                           ------------
                                                              2,778,600
                                                           ------------
        Building Materials -- 0.56%
          American Standard Cos., Inc.............. 10,940      433,005
          Masco Corp...............................  8,953      279,244
          USG Corp.+...............................  1,330      112,359
                                                           ------------
                                                                824,608
                                                           ------------
        Chemical -- 0.94%
          Ecolab, Inc.............................. 18,330      663,363
          Huntsman Corp.+.......................... 10,640      217,162
          Praxair, Inc.............................  9,190      496,076
                                                           ------------
                                                              1,376,601
                                                           ------------
        Commercial Services -- 1.35%
          Cendant Corp............................. 90,230    1,499,623
          Deluxe Corp..............................  6,150      152,335
          Fluor Corp...............................  2,720      234,736
          Owens-Illinois, Inc.+....................  4,750       89,015
                                                           ------------
                                                              1,975,709
                                                           ------------
        Drugs -- 4.16%
          Abbott Laboratories...................... 49,640    2,193,095
          Barr Pharmaceuticals, Inc.+..............  3,760      252,597
          Bristol-Myers Squibb Co.................. 14,790      341,649
          Caremark Rx, Inc.+....................... 16,923      841,919
          Forest Laboratories, Inc.+...............  4,200      192,780
          Merck & Co., Inc......................... 64,940    2,263,809
                                                           ------------
                                                              6,085,849
                                                           ------------
        Electronics/Electrical Equipment -- 1.08%
          Jabil Circuit, Inc.+..................... 10,570      400,075
          Molex, Inc............................... 12,380      394,056
          Solectron Corp.+......................... 66,030      238,368
          Thomas & Betts Corp.+....................  2,960      145,632
          W. W. Grainger, Inc......................  1,060       78,482
          Xerox Corp.+............................. 21,820      325,118
                                                           ------------
                                                              1,581,731
                                                           ------------

                                                              Value
                                                   Shares    (Note 2)

        ---------------------------------------------------------------
        Financial Services -- 8.00%
          American Express Co.....................  40,193 $  2,165,599
          Capital One Financial Corp..............  11,928    1,044,893
          Citigroup, Inc..........................  88,678    4,111,998
          Fannie Mae..............................  10,226      559,158
          Freddie Mac.............................   4,920      331,559
          H & R Block, Inc........................   6,610      147,403
          JPMorgan Chase & Co.....................  75,144    3,091,424
          Principal Financial Group, Inc..........   4,930      240,189
                                                           ------------
                                                             11,692,223
                                                           ------------
        Foods -- 1.11%
          General Mills, Inc......................  32,950    1,622,788
                                                           ------------
        Freight -- 1.95%
          FedEx Corp..............................   4,920      527,621
          United Parcel Service, Inc., Class B....  31,098    2,323,331
                                                           ------------
                                                              2,850,952
                                                           ------------
        Healthcare -- 0.39%
          McKesson Corp...........................  10,450      565,659
                                                           ------------
        Heavy Duty Trucks/Parts -- 0.53%
          PACCAR, Inc.............................  11,160      779,749
                                                           ------------
        Hospital Supplies -- 3.83%
          Cardinal Health, Inc....................  11,590      841,434
          Johnson & Johnson.......................  58,044    3,346,237
          Medtronic, Inc..........................   9,130      492,563
          St. Jude Medical, Inc.+.................  18,220      830,832
          Stryker Corp............................   1,950       90,129
                                                           ------------
                                                              5,601,195
                                                           ------------
        Household Products -- 1.18%
          Colgate-Palmolive Co....................  31,685    1,726,199
                                                           ------------
        Information Processing - Hardware -- 3.66%
          Apple Computer, Inc.+...................  12,948      887,456
          Dell, Inc.+.............................  62,874    1,823,346
          EMC Corp.+..............................  30,230      423,825
          Hewlett-Packard Co......................  67,345    2,209,589
          Seagate Technology, Inc.+(1)(3).........     510            0
                                                           ------------
                                                              5,344,216
                                                           ------------
        Information Processing - Services -- 2.61%
          Computer Sciences Corp.+................   9,310      505,905
          eBay, Inc.+.............................   8,584      343,875
          First Data Corp.........................  29,720    1,341,264
          Fiserv, Inc.+...........................   7,470      310,005
          Google, Inc.+...........................   1,900      688,978
          Monster Worldwide, Inc.+................   4,280      209,549
          Yahoo!, Inc.+...........................  13,090      419,665
                                                           ------------
                                                              3,819,241
                                                           ------------
        Information Processing - Software -- 4.17%
          Microsoft Corp.......................... 157,789    4,244,524
          Oracle Corp.+........................... 148,899    1,849,326
                                                           ------------
                                                              6,093,850
                                                           ------------
        Insurance -- 6.63%
          Aetna, Inc..............................   5,256      268,056
          AFLAC, Inc..............................   3,071      142,034
          American International Group, Inc.(2)...   1,129       74,920
          Chubb Corp..............................  16,910    1,619,132
          Hartford Financial Services Group, Inc..  19,950    1,643,481
          Lincoln National Corp...................   6,170      350,271
          MetLife, Inc............................  14,170      710,200
          Progressive Corp........................   2,450      263,253
          St. Paul Travelers Cos., Inc............  38,572    1,657,825
          UnitedHealth Group, Inc.................  28,678    1,669,920
          WellPoint, Inc.+........................   9,630      739,488
          XL Capital, Ltd., Class A...............   8,110      547,830
                                                           ------------
                                                              9,686,410
                                                           ------------

54      SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS      February 28, 2006
                      (Unaudited) - CONTINUED


                                                                 Value
                                                       Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Leisure & Tourism -- 3.40%
        Carnival Corp................................. 31,290 $  1,616,129
        Harley-Davidson, Inc.......................... 18,730      983,512
        McDonald's Corp............................... 53,443    1,865,695
        Starbucks Corp.+..............................  3,810      138,379
        Yum! Brands, Inc..............................  7,670      365,859
                                                              ------------
                                                                 4,969,574
                                                              ------------
      Machinery -- 0.77%
        Caterpillar, Inc..............................  7,140      521,791
        Deere & Co....................................  6,770      516,348
        IDEX Corp.....................................  1,750       82,688
                                                              ------------
                                                                 1,120,827
                                                              ------------
      Medical - Biomedical/Gene -- 2.09%
        Amgen, Inc.+.................................. 33,160    2,503,248
        Genentech, Inc.+..............................  6,390      547,559
                                                              ------------
                                                                 3,050,807
                                                              ------------
      Medical Technology -- 1.15%
        Boston Scientific Corp.+...................... 15,564      380,073
        Guidant Corp..................................  7,750      594,890
        Quest Diagnostics, Inc........................  6,940      366,918
        Zimmer Holdings, Inc.+........................  4,980      344,516
                                                              ------------
                                                                 1,686,397
                                                              ------------
      Metals -- 0.37%
        Crown Holdings, Inc.+......................... 11,220      205,326
        Freeport-McMoRan Copper & Gold, Inc., Class B.  6,780      343,271
                                                              ------------
                                                                   548,597
                                                              ------------
      Multimedia -- 2.97%
        McGraw-Hill Cos., Inc......................... 11,910      632,302
        News Corp., Class A........................... 35,440      576,963
        Time Warner, Inc.............................. 60,712    1,050,925
        Walt Disney Co................................ 74,330    2,080,497
                                                              ------------
                                                                 4,340,687
                                                              ------------
      Oil & Gas -- 7.95%
        Apache Corp................................... 22,920    1,533,806
        BJ Services Co................................ 18,450      577,669
        Burlington Resources, Inc..................... 19,870    1,791,876
        Energen Corp..................................  7,160      255,827
        EOG Resources, Inc............................ 15,400    1,037,960
        Equitable Resources, Inc...................... 12,180      442,865
        Forest Oil Corp.+.............................  5,740      284,991
        Grant Prideco, Inc.+..........................  8,410      340,353
        Kinder Morgan, Inc............................ 16,700    1,549,426
        Murphy Oil Corp............................... 10,610      497,291
        Pioneer Natural Resources Co.................. 15,300      643,977
        Schlumberger, Ltd............................. 18,248    2,098,520
        Transocean, Inc.+.............................  1,110       82,340
        XTO Energy, Inc............................... 11,620      486,762
                                                              ------------
                                                                11,623,663
                                                              ------------
      Paper/Forest Products -- 0.68%
        Avery Dennison Corp........................... 16,630      997,800
                                                              ------------
      Publishing -- 0.82%
        Tribune Co.................................... 39,170    1,198,602
                                                              ------------
      Railroads & Equipment -- 0.38%
        Burlington Northern Santa Fe Corp.............  5,430      427,015
        Norfolk Southern Corp.........................  2,490      127,438
                                                              ------------
                                                                   554,453
                                                              ------------
      Real Estate Investment Trusts -- 0.13%
        Equity Residential............................  4,060      183,837
                                                              ------------
      Retail -- 3.67%
        Best Buy Co., Inc.............................  3,310      178,277
        Costco Wholesale Corp......................... 10,350      530,748

                                                  Shares/
                                                 Principal     Value
                                                  Amount      (Note 2)

       -----------------------------------------------------------------
       Retail (continued)
         CVS Corp...............................      8,110 $    229,756
         Dollar General Corp....................      6,440      112,185
         Express Scripts, Inc., Class A+........      1,800      157,086
         Gap, Inc...............................     44,840      831,334
         J.C. Penney Co., Inc...................      6,460      378,814
         Kroger Co.+............................     50,830    1,018,633
         Safeway, Inc...........................     23,370      568,125
         Target Corp............................     25,020    1,361,088
                                                            ------------
                                                               5,366,046
                                                            ------------
       Savings & Loan -- 1.18%
         Washington Mutual, Inc.................     40,430    1,726,361
                                                            ------------
       Semiconductors -- 2.60%
         Altera Corp.+..........................      6,350      127,254
         Analog Devices, Inc....................     11,330      432,126
         Broadcom Corp., Class A+...............      7,875      355,084
         Intel Corp.............................    121,511    2,503,126
         KLA-Tencor Corp........................      7,260      379,190
                                                            ------------
                                                               3,796,780
                                                            ------------
       Telecommunications -- 4.33%
         Avaya, Inc.+...........................     12,480      138,778
         BellSouth Corp.........................     66,750    2,107,965
         Cisco Systems, Inc.+...................    118,410    2,396,618
         Citizens Communications Co.............     61,890      826,231
         QUALCOMM, Inc..........................     18,170      857,806
                                                            ------------
                                                               6,327,398
                                                            ------------
       Therapeutics -- 0.28%
         Gilead Sciences, Inc.+.................      6,640      413,473
                                                            ------------
       Utilities - Electric -- 0.50%
         AES Corp.+.............................     13,590      235,107
         NRG Energy, Inc.+......................      3,860      166,945
         OGE Energy Corp........................      7,790      223,962
         Puget Energy, Inc......................      5,080      109,525
                                                            ------------
                                                                 735,539
                                                            ------------
       Utilities - Gas, Pipeline -- 0.27%
         National Fuel Gas Co...................     12,170      394,065
                                                            ------------
       Total Long-Term Investment Securities
          (Cost $129,906,671)...................             132,619,756
                                                            ------------
       SHORT-TERM INVESTMENT SECURITIES -- 7.27%
       Commercial Paper -- 6.84%
         Rabobank USA Financial Corp.:
          4.55% due 03/01/06@................... $5,000,000    5,000,000
         Societe Generale North American, Inc.:
          4.55% due 03/01/06@...................  5,000,000    5,000,000
                                                            ------------
                                                              10,000,000
                                                            ------------
       Government Obligations -- 0.43%
         United States Treasury Bills:
          4.21% due 03/23/06@...................     10,000        9,974
          4.22% due 03/23/06@...................     30,000       29,923
          4.22% due 03/23/06@...................    100,000       99,744
          4.26% due 03/23/06@...................     30,000       29,922
          4.29% due 04/06/06@...................    350,000      348,509
          4.31% due 04/06/06@...................     20,000       19,914
          4.32% due 04/06/06@...................     15,000       14,936
          4.38% due 04/13/06@...................     15,000       14,922
          4.39% due 04/20/06@...................     15,000       14,909
          4.41% due 04/13/06@...................     15,000       14,922
          4.41% due 04/20/06@...................     35,000       34,787
                                                            ------------
                                                                 632,462
                                                            ------------
       Total Short-term Investment Securities
          (Cost $10,632,462)....................              10,632,462
                                                            ------------

February 28, 2006     SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS      55
                                    (Unaudited) - CONTINUED


                                                             Principal     Value
                                                              Amount      (Note 2)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.97%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.25%, dated 02/28/06, to be repurchased
   03/01/06 in the amount of $2,886,341 and collateralized
   by Federal National Mtg. Assoc. Bonds, bearing interest
   at 6.00%, due 05/15/08 and having an approximate
   value of $2,976,855 (Cost $2,886,000)@.................. $2,886,000  $  2,886,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $143,425,133)(4)..................................      99.95%  146,138,218
Other assets less liabilities..............................       0.05%       65,947
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $146,204,165
                                                            ==========  ============

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Fair valued security (see Note 2)
(2)Security represents an investment in an affiliated company (see Note 3).
(3)Illiquid security
(4)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-------------------------------------------------------------------------------
                                                                   Unrealized
Number of               Expiration  Value at      Value as of     Appreciation
Contracts  Description     Date    Trade Date  February 28, 2006 (Depreciation)
-------------------------------------------------------------------------------
 42 Long  S&P 500 Index March 2006 $13,380,025    $13,465,200       $85,175
                                                                    =======

See Notes to Financial Statements

56      STRATEGIC BOND FUND - PORTFOLIO PROFILE (Unaudited)      February 28, 2006

Industry Allocation*

                  Foreign Government Agencies......... 31.84%
                  United States Government Agencies... 11.48%
                  Financial Services.................. 11.40%
                  United States Government Obligations  9.70%
                  Telecommunications..................  3.95%
                  Utilities -- Electric...............  3.46%
                  Oil & Gas...........................  3.09%
                  Broadcasting........................  2.75%
                  Leisure & Tourism...................  2.00%
                  Airlines............................  1.94%
                  Utilities -- Gas, Pipeline..........  1.50%
                  Repurchase Agreement................  1.46%
                  Commercial Services.................  1.11%
                  Insurance...........................  0.97%
                  Hospital Management.................  0.80%
                  Paper/Forest Products...............  0.77%
                  Metals..............................  0.73%
                  Drugs...............................  0.73%
                  Banks...............................  0.72%
                  Chemical............................  0.66%
                  Healthcare..........................  0.66%
                  Retail..............................  0.62%
                  Real Estate Investment Trusts.......  0.53%
                  Funeral Services....................  0.50%
                  Household Products..................  0.43%
                  Foods...............................  0.37%
                  Multimedia..........................  0.35%
                  Savings & Loan......................  0.30%
                  Electronics/Electrical Equipment....  0.29%
                  Automotive..........................  0.28%
                  Building Materials..................  0.27%
                  Aerospace/Defense...................  0.24%
                  Heavy Duty Trucks/Parts.............  0.24%
                  Hospital Supplies...................  0.22%
                  Freight.............................  0.22%
                  Information Processing -- Software..  0.20%
                  Railroads & Equipment...............  0.20%
                  Advertising.........................  0.19%
                  Information Processing -- Services..  0.18%
                  Pollution Control...................  0.18%
                  Semiconductors......................  0.18%
                  Machinery...........................  0.15%
                  Real Estate.........................  0.14%
                  Mining..............................  0.12%
                  Conglomerates.......................  0.11%
                  Medical -- Biomedical/Gene..........  0.11%
                  Utilities -- Gas, Distribution......  0.11%
                  Beverages...........................  0.10%
                  Textile -- Products.................  0.09%
                  Coal................................  0.08%
                  Manufacturing.......................  0.06%
                  Tobacco.............................  0.04%
                  Publishing..........................  0.03%
                                                       -----
                                                       98.85%
                                                       =====

Credit Quality+#

                         Government -- Agency..  11.40%
                         Government -- Treasury  10.78%
                         AAA...................   8.76%
                         AA....................   2.04%
                         A.....................   6.37%
                         BBB...................   7.98%
                         BB....................  24.39%
                         B.....................  14.22%
                         CCC...................   6.48%
                         CC....................   0.02%
                         C.....................   0.15%
                         Below C...............   0.83%
                         Not Rated@............   6.58%
                                                ------
                                                100.00%
                                                ======

Country Allocation*

                             United States. 62.18%
                             Brazil........  7.69%
                             Canada........  2.91%
                             Russia........  2.70%
                             Sweden........  2.26%
                             Argentina.....  1.86%
                             Turkey........  1.85%
                             Venezuela.....  1.84%
                             Philippines...  1.82%
                             Zaire.........  1.32%
                             Peru..........  1.13%
                             Mexico........  1.10%
                             Australia.....  0.93%
                             Germany.......  0.82%
                             United Kingdom  0.80%
                             Hungary.......  0.70%
                             Uruguay.......  0.70%
                             Colombia......  0.68%
                             Norway........  0.53%
                             Ukraine.......  0.52%
                             Poland........  0.47%
                             Italy.........  0.47%
                             France........  0.40%
                             Belgium.......  0.35%
                             Ireland.......  0.34%
                             Cayman Islands  0.33%
                             Luxembourg....  0.32%
                             Greece........  0.29%
                             Japan.........  0.27%
                             Vietnam.......  0.24%
                             Netherlands...  0.24%
                             Spain.........  0.19%
                             Indonesia.....  0.19%
                             Bermuda.......  0.17%
                             Bahamas.......  0.12%
                             Aruba.........  0.05%
                             Singapore.....  0.04%
                             Panama........  0.03%
                                            -----
                                            98.85%
                                            =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

 February 28, 2006     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       57
                                        (Unaudited)


                                                             Principal    Value
                                                             Amount(17)  (Note 2)
----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.32%
Financial Services -- 1.32%
  Banc of America Commercial Mtg., Inc., Series 2005-6,
   Class D:
   5.18% due 09/10/47(11)(18)...............................   135,000  $  132,548
  Banc of America Commercial Mtg., Inc., Series 2005-6,
   Class F:
   5.18% due 09/10/47(11)(18)@..............................   260,000     253,774
  Bear Stearns Commercial Mtg. Securities, Inc.,
   Series 2005-PW10, Class F:
   5.47% due 12/11/40(11)(18)@..............................   250,000     249,872
  Commerical Mtg. Pass Through Certs., Series 2004-LB2A:
   4.22% due 03/10/39(11)@.................................. 1,026,000     983,130
  Credit Suisse First Boston Mtg. Securities Corp.,
   Series 2005-TF3A, Class A2:
   4.85% due 11/15/20*(1)(9)@...............................   360,000     359,999
  Morgan Stanley Capital I, Series 2005-HQ7, Class G:
   5.21% due 11/14/42*(1)(11)(18)...........................   160,000     155,518
                                                                        ----------
Total Asset-Backed Securities
   (Cost $2,142,065)........................................             2,134,841
                                                                        ----------
CORPORATE BONDS -- 32.27%
Advertising -- 0.19%
  Affinity Group, Inc.:
   9.00% due 02/15/12.......................................   236,000     236,000
  Vertis, Inc.:
   10.88% due 06/15/09......................................    69,000      67,792
                                                                        ----------
                                                                           303,792
                                                                        ----------
Aerospace/Defense -- 0.24%
  Decrane Aircraft Holdings, Inc.:
   12.00% due 09/30/08......................................   150,000     107,250
  L-3 Communications Corp.:
   6.13% due 07/15/13.......................................    50,000      49,250
   6.38% due 10/15/15.......................................    50,000      49,875
  Raytheon Co.:
   4.85% due 01/15/11.......................................    90,000      88,220
   6.75% due 08/15/07.......................................    97,000      98,939
                                                                        ----------
                                                                           393,534
                                                                        ----------
Airlines -- 1.94%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11.......................................   400,000     393,000
  Atlas Air, Inc., Series 1999-1A2 Pass Through:
   6.88% due 07/02/09.......................................   182,883     174,436
  Atlas Air, Inc., Series 1999-1B Pass Through:
   7.63% due 01/02/15.......................................   486,267     403,211
  Atlas Air, Inc., Series 1999-1C:
   8.77% due 01/02/11.......................................    37,457      21,621
  Atlas Air, Inc., Series 1999-A1 Pass Through:
   7.20% due 01/02/19.......................................   444,660     436,961
  Atlas Air, Inc., Series 2000-1A Pass Through:
   8.71% due 01/02/19.......................................   350,363     356,032
  Atlas Air, Inc., Series 2001B Pass Through:
   9.06% due 01/02/14.......................................   197,175     181,884
  Continental Airlines, Inc., Series 1999-1A Pass Through:
   6.55% due 02/02/19.......................................   281,010     283,283
  Continental Airlines, Inc., Series 1999-1C Pass Through:
   6.95% due 08/02/09.......................................    65,221      60,148
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................    86,212      74,865
  Continental Airlines, Inc., Series 2000-2B:
   8.31% due 10/02/19.......................................    49,835      47,333

                                                             Principal    Value
                                                             Amount(17)  (Note 2)

----------------------------------------------------------------------------------
Airlines (continued)
  Delta Air Lines, Inc.:
   8.30% due 12/15/29(2)(5).................................  325,000   $   73,938
   9.50% due 11/18/08*(2)(5)................................  125,000      121,250
   10.00% due 08/15/08(2)(5)................................  375,000       83,438
  Delta Air Lines, Inc. Pass Through Certs.:
   7.57% due 11/18/10(5)....................................  175,000      175,437
  Northwest Airlines, Inc. Pass Through Certs. Series 1A-1:
   7.04% due 04/01/22(5)....................................  167,194      164,514
  United Airlines, Inc. Pass Through Certs.:
   6.20% due 09/01/08.......................................   94,945       95,182
                                                                        ----------
                                                                         3,146,533
                                                                        ----------
Automotive -- 0.28%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14.......................................  125,000       96,875
  DaimlerChrysler North America Holding Corp.:
   4.88% due 06/15/10.......................................   33,000       32,061
  Exide Corp.:
   10.00% due 03/15/25+(1)(8)...............................  150,000            0
  Ford Motor Co.:
   6.38% due 02/01/29.......................................   38,000       24,700
   6.63% due 10/01/28.......................................  350,000      234,500
  Stanadyne Corp.:
   10.00% due 08/15/14......................................   75,000       72,000
  Venture Holdings Trust:
   11.00% due 06/01/07+(2)(5)(8)............................   25,000          125
                                                                        ----------
                                                                           460,261
                                                                        ----------
Banks -- 0.62%
  ABN Amro North American Holding Capital:
   6.52% due 11/08/12*(10)..................................   90,000       94,691
  Capital One Bank:
   5.13% due 02/15/14.......................................  100,000       97,963
  Chemical Bank:
   6.13% due 11/01/08.......................................   58,000       59,125
  Credit Suisse (USA), Inc.:
   5.25% due 03/02/11.......................................   90,000       89,959
  HSBC Bank USA:
   5.63% due 08/15/35.......................................   45,000       44,204
  Independence Community Bank Corp.:
   3.50% due 06/20/13(18)...................................   48,000       46,081
  Keybank National Association NA:
   5.45% due 03/03/16.......................................   80,000       79,981
  PNC Bank NA:
   4.88% due 09/21/17.......................................   90,000       85,827
  PNC Funding Corp.:
   5.13% due 12/14/10.......................................   90,000       89,770
   5.75% due 08/01/06.......................................   65,000       65,167
  Popular North America, Inc.:
   4.25% due 04/01/08.......................................   99,000       96,760
  US Bank NA:
   3.90% due 08/15/08.......................................   65,000       63,202
  Wachovia Bank NA:
   4.80% due 11/01/14.......................................   45,000       43,149
  Wells Fargo & Co.:
   6.38% due 08/01/11.......................................   45,000       47,401
                                                                        ----------
                                                                         1,003,280
                                                                        ----------
Beverages -- 0.10%
  Le-Natures, Inc.:
   9.00% due 06/15/13*......................................  150,000      157,500
                                                                        ----------

 58      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2006
                    (Unaudited) - CONTINUED


                                                 Principal    Value
                                                 Amount(17)  (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS (continued)
         Broadcasting -- 2.10%
           Adelphia Communications Corp.:
            10.25% due 06/15/11+(2)(5)..........    75,000  $   51,000
           Charter Communications Holdings LLC:
            9.63% due 11/15/09..................   350,000     267,750
            9.92% due 04/01/11(3)...............   275,000     140,250
            10.25% due 01/15/10.................    75,000      51,375
            10.75% due 10/01/09.................   225,000     173,250
            11.13% due 01/15/11................. 1,125,000     601,875
           Comcast Corp.:
            6.45% due 03/15/37..................   120,000     120,317
           Cox Communications, Inc.:
            7.13% due 10/01/12..................    90,000      96,064
            7.63% due 06/15/25..................   149,000     165,502
           Fisher Communications, Inc.:
            8.63% due 09/15/14..................   225,000     236,531
           Insight Communications Co., Inc.:
            12.25% due 02/15/11(3)..............   280,000     297,500
           Nexstar Finance, Inc.:
            7.00% due 01/15/14..................   225,000     210,938
           Paxson Communications Corp.:
            10.78% due 01/15/13*(9).............   450,000     435,375
           Univision Communications, Inc.:
            3.50% due 10/15/07..................    45,000      43,565
           Viacom, Inc.:
            6.63% due 05/15/11..................    66,000      68,903
           Young Broadcasting, Inc.:
            8.75% due 01/15/14..................   125,000     105,000
            10.00% due 03/01/11.................   375,000     335,156
                                                            ----------
                                                             3,400,351
                                                            ----------
         Building Materials -- 0.27%
           Associated Materials, Inc.:
            9.75% due 04/15/12..................   150,000     149,250
            11.25% due 03/01/14(3)..............   150,000      79,500
           Dayton Superior Corp.:
            10.75% due 09/15/08.................   200,000     203,000
                                                            ----------
                                                               431,750
                                                            ----------
         Chemical -- 0.42%
           BCI US Finance Corp.:
            10.10% due 07/15/10*(9).............    75,000      76,875
           Equistar Chemicals LP:
            8.75% due 02/15/09..................    50,000      51,875
            10.63% due 05/01/11.................    75,000      81,562
           ICI Wilmington, Inc.:
            7.05% due 09/15/07..................    77,000      78,690
           Lubrizol Corp.:
            4.63% due 10/01/09..................    40,000      38,939
           Lyondell Chemical Co.:
            9.50% due 12/15/08..................   118,000     123,310
           Rockwood Specialties Group, Inc.:
            7.50% due 11/15/14..................    75,000      75,750
            10.63% due 05/15/11.................    33,000      36,300
           Westlake Chemical Corp.:
            6.63% due 01/15/16..................   125,000     124,844
                                                            ----------
                                                               688,145
                                                            ----------
         Coal -- 0.02%
           Alpha Natural Resources, Inc. LLC:
            10.00% due 06/01/12.................    35,000      38,500
                                                            ----------
         Commercial Services -- 0.87%
           Aramark Services, Inc.:
            7.00% due 05/01/07..................   110,000     111,744

                                                  Principal    Value
                                                  Amount(17)  (Note 2)

        ---------------------------------------------------------------
        Commercial Services (continued)
          Corrections Corp. of America:
           6.25% due 03/15/13....................  125,000   $  124,062
          DI Finance LLC:
           9.50% due 02/15/13....................  200,000      207,000
          Erac USA Finance Co.:
           7.95% due 12/15/09*...................   68,000       73,699
          FTI Consulting, Inc.:
           7.63% due 06/15/13....................   50,000       52,375
          Mobile Mini, Inc.:
           9.50% due 07/01/13....................   50,000       54,875
          Monitronics International, Inc.:
           11.75% due 09/01/10...................  200,000      199,000
          NationsRent Cos., Inc.:
           9.50% due 05/01/15....................  175,000      189,000
          Owens Brockway Glass Container, Inc.:
           8.25% due 05/15/13....................  100,000      104,250
          Petroleum Helicopters, Inc.:
           9.38% due 05/01/09....................   25,000       26,313
          PHH Corp.:
           6.00% due 03/01/08....................   49,000       49,400
          Rent-Way, Inc.:
           11.88% due 06/15/10...................  206,000      218,360
                                                             ----------
                                                              1,410,078
                                                             ----------
        Conglomerates -- 0.04%
          Park-Ohio Industries, Inc.:
           8.38% due 11/15/14....................   75,000       67,500
                                                             ----------
        Drugs -- 0.16%
          American Home Products Corp.:
           6.95% due 03/15/11....................   45,000       48,138
          Merck & Co., Inc.:
           2.50% due 03/30/07....................   29,000       28,205
          Mylan Laboratories, Inc.:
           5.75% due 08/15/10....................   25,000       24,938
           6.38% due 08/15/15....................   50,000       50,562
          Teva Pharmaceutical Finance LLC:
           6.15% due 02/01/36....................   60,000       60,266
          Wyeth:
           6.00% due 02/15/36....................   50,000       51,483
                                                             ----------
                                                                263,592
                                                             ----------
        Electronics/Electrical Equipment -- 0.29%
          Arrow Electronics, Inc.:
           6.88% due 06/01/18....................   81,000       84,571
          Celestica, Inc.:
           7.63% due 07/01/13....................   25,000       25,000
          Muzak LLC:
           9.88% due 03/15/09....................   50,000       29,250
          Sanmina-SCI Corp.:
           6.75% due 03/01/13....................   50,000       48,250
          Solectron Corp.:
           8.00% due 03/15/16*(8)................  100,000      101,500
          Telex Communications, Inc.:
           11.50% due 10/15/08...................   25,000       26,750
          Xerox Corp.:
           7.63% due 06/15/13....................  150,000      159,188
                                                             ----------
                                                                474,509
                                                             ----------
        Financial Services -- 4.94%
          AAC Group Holding Corp.:
           10.25% due 10/01/12(3)................  125,000       93,594
          Ameriprise Financial, Inc.:
           5.35% due 11/15/10....................   51,000       50,982
           5.65% due 11/15/15....................   90,000       90,738
          AMR HoldCo, Inc.:
           10.00% due 02/15/15...................  100,000      106,500

 February 28, 2006     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       59
                                  (Unaudited) - CONTINUED


                                                       Principal   Value
                                                       Amount(17) (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Financial Services (continued)
        BAE Systems Holdings, Inc.:
         4.75% due 08/15/10*......................        253,000 $246,272
         6.40% due 12/15/11*......................        159,000  165,704
        Banc One Corp.:
         8.00% due 04/29/27.......................         66,000   82,618
        Chukchansi Economic Development Auth.:
         8.06% due 11/15/12*(9)...................         75,000   76,875
        Consolidated Communications Illinois:
         9.75% due 04/01/12.......................        121,000  129,319
        Countrywide Home Loan, Inc.:
         4.13% due 09/15/09.......................         50,000   48,021
        Countrywide Home Loans, Inc.:
         5.50% due 08/01/06.......................         74,000   74,161
        Drummond Co., Inc.:
         7.38% due 02/15/16*......................        125,000  125,625
        ESI Tractebel Acquisition Corp.:
         7.99% due 12/30/11.......................         96,000  100,400
        Ford Motor Credit Co.:
         5.80% due 01/12/09.......................        500,000  449,253
         7.00% due 10/01/13.......................        650,000  571,239
        Foster's Finance Corp.:
         6.88% due 06/15/11*......................         40,000   42,477
        GATX Financing Corp.:
         5.80% due 03/01/16*(8)...................         90,000   89,999
        General Electric Capital Corp.:
         1.00% due 03/21/12....................... JPY 85,000,000  710,379
         4.38% due 03/03/12.......................         90,000   86,125
         6.75% due 03/15/32.......................        133,000  155,656
        General Motors Acceptance Corp.:
         6.61% due 12/01/14(9)....................        425,000  374,014
         6.88% due 09/15/11.......................        925,000  828,221
         6.88% due 08/28/12.......................          7,000    6,237
         7.00% due 02/01/12.......................        108,000   96,805
         7.25% due 03/02/11.......................         30,000   27,410
         7.75% due 01/19/10.......................        660,000  622,024
         8.00% due 11/01/31.......................        589,000  537,897
        H&E Equipment Services LLC:
         11.13% due 06/15/12......................        125,000  139,219
        Hexion US Finance Corp:
         9.00% due 07/15/14.......................        295,000  303,481
        ING USA Global Funding Trust:
         4.50% due 10/01/10.......................         80,000   77,684
        Jefferies Group, Inc.:
         6.25% due 01/15/36.......................        124,000  123,164
        Kinder Morgan Finance Co. ULC:
         5.70% due 01/05/16.......................         54,000   54,007
        Lehman Brothers Holdings, Inc., Series G:
         4.50% due 07/26/10.......................         80,000   77,743
        MBNA America Bank NA:
         7.13% due 11/15/12.......................         40,000   44,108
        MedCath Holdings Corp.:
         9.88% due 07/15/12.......................        125,000  129,844
        Nexstar Finance Holdings LLC:
         11.38% due 04/01/13(3)...................        400,000  317,500
        PCA LLC:
         11.88% due 08/01/09(8)...................        200,000   40,000
        Pricoa Global Funding I:
         4.63% due 06/25/12*......................         35,000   33,641
        Principal Life Global Funding:
         5.13% due 06/28/07*......................         65,000   64,650
        Residential Capital Corp.:
         6.38% due 06/30/10.......................        115,000  116,116
         6.88% due 06/30/15.......................        135,000  141,657
        Salomon Smith Barney Holdings, Inc.:
         5.88% due 03/15/06.......................         65,000   65,024
        Terra Capital, Inc.:
         11.50% due 06/01/10......................         81,000   90,315
         12.88% due 10/15/08......................        100,000  115,750

                                                       Principal    Value
                                                       Amount(17)  (Note 2)

      ----------------------------------------------------------------------
      Financial Services (continued)
        Transamerica Finance Corp.:
         6.40% due 09/15/08..................            33,000   $   33,843
        Xlliac Global Funding:
         4.80% due 08/10/10*.................            60,000       58,684
                                                                  ----------
                                                                   8,014,975
                                                                  ----------
      Foods -- 0.37%
        Doane Pet Care Co.:
         10.63% due 11/15/15*................            75,000       79,312
         10.75% due 03/01/10.................            50,000       53,813
        Smithfield Foods, Inc.:
         7.75% due 05/15/13..................           100,000      104,625
        Wornick Co.:
         10.88% due 07/15/11.................           350,000      364,875
                                                                  ----------
                                                                     602,625
                                                                  ----------
      Freight -- 0.10%
        CNF, Inc.:
         6.70% due 05/01/34..................            84,000       87,372
        Ryder System, Inc.:
         5.00% due 06/15/12..................            88,000       84,264
                                                                  ----------
                                                                     171,636
                                                                  ----------
      Funeral Services -- 0.50%
        Alderwoods Group, Inc.:
         7.75% due 09/15/12..................            25,000       25,813
        Carriage Services, Inc.:
         7.88% due 01/15/15..................           212,000      217,830
        Service Corp. International
         6.50% due 03/15/08..................           250,000      252,500
         6.75% due 04/01/16..................            50,000       49,875
         7.00% due 06/15/17*.................           125,000      127,656
        Stewart Enterprises, Inc.:
         7.25% due 02/15/13*.................           150,000      145,125
                                                                  ----------
                                                                     818,799
                                                                  ----------
      Healthcare -- 0.66%
        Boston Scientific Corp:
         6.25% due 11/15/35..................           110,000      118,437
        CDRV Investors, Inc.:
         9.63% due 01/01/15(3)...............           225,000      154,125
        Concentra Operating Corp.:
         9.13% due 06/01/12..................           100,000      104,250
         9.50% due 08/15/10..................            25,000       26,062
        Curative Health Services, Inc.:
         10.75% due 05/01/11+(2)(15).........            75,000       47,625
        Encore Medical Corp.:
         9.75% due 10/01/12..................            50,000       50,750
        Genesis HealthCare Corp.:
         2.50% due 03/15/25*.................            50,000       48,188
         8.00% due 10/15/13..................            50,000       52,625
        Inverness Medical Innovations, Inc.:
         8.75% due 02/15/12..................           270,000      267,300
        Psychiatric Solutions, Inc.:
         7.75% due 07/15/15..................            83,000       85,698
        US Oncology, Inc.:
         10.75% due 08/15/14.................           100,000      110,500
                                                                  ----------
                                                                   1,065,560
                                                                  ----------
      Heavy Duty Trucks/Parts -- 0.24%
        Dana Corp.:
         5.85% due 01/15/15(15)(16)..........           250,000      153,125
         6.50% due 03/01/09(15)(16)..........           225,000      145,125
        Dura Operating Corp.:
         8.63% due 04/15/12..................           102,000       80,580
        Navistar International Corp.:
         6.25% due 03/01/12..................            19,000       19,142
                                                                  ----------
                                                                     397,972
                                                                  ----------

 60      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2006
                    (Unaudited) - CONTINUED


                                                      Principal    Value
                                                      Amount(17)  (Note 2)
    -----------------------------------------------------------------------
    CORPORATE BONDS (continued)
    Hospital Management -- 0.80%
      HCA, Inc.:
       6.38% due 01/15/15......................          927,000 $  925,546
       6.75% due 07/15/13......................          125,000    127,327
      Tenet Healthcare Corp.:
       6.50% due 06/01/12......................           25,000     22,563
       7.38% due 02/01/13......................           75,000     68,812
       9.25% due 02/01/15*.....................          100,000    100,250
      Triad Hospitals, Inc.:
       7.00% due 11/15/13......................           50,000     50,437
                                                                 ----------
                                                                  1,294,935
                                                                 ----------
    Hospital Supplies -- 0.22%
      AmerisourceBergen Corp.:
       5.88% due 09/15/15*.....................          175,000    176,111
      Universal Hospital Services, Inc.:
       10.13% due 11/01/11.....................          175,000    182,875
                                                                 ----------
                                                                    358,986
                                                                 ----------
    Household Products -- 0.43%
      ACCO Brands Corp.:
       7.63% due 08/15/15......................           50,000     46,375
      Jostens Holding Corp.:
       10.25% due 12/01/13(3)..................          173,000    132,129
      Prestige Brands, Inc.:
       9.25% due 04/15/12......................           50,000     50,625
      Procter & Gamble Co.:
       2.00% due 06/21/10......................   JPY 52,000,000    464,640
                                                                 ----------
                                                                    693,769
                                                                 ----------
    Information Processing -- Services -- 0.18%
      Computer Sciences Corp.:
       3.50% due 04/15/08......................           45,000     43,076
      First Data Corp.:
       3.38% due 08/01/08......................           54,000     51,580
      Spheris, Inc.:
       11.00% due 12/15/12*....................          100,000     92,500
      SunGard Data Systems, Inc.:
       9.13% due 08/15/13*.....................          100,000    106,375
                                                                 ----------
                                                                    293,531
                                                                 ----------
    Information Processing -- Software -- 0.20%
      Activant Solutions, Inc.:
       10.53% due 04/01/10*(9).................           75,000     76,875
      Cisco Systems, Inc.:
       5.50% due 02/22/16......................           45,000     45,308
      Oracle Corp. / Ozark Holding, Inc.:
       5.00% due 01/15/11*.....................           95,000     93,785
      SS&C Technologies, Inc.:
       11.75% due 12/01/13*....................          100,000    105,000
                                                                 ----------
                                                                    320,968
                                                                 ----------
    Insurance -- 0.45%
      AMBAC, Inc.:
       5.95% due 12/05/35......................           35,000     35,586
      Americo Life, Inc.:
       7.88% due 05/01/13*.....................           28,000     28,608
      Chubb Corp.:
       6.00% due 11/15/11......................           56,000     57,735
      Crum & Forster Holdings Corp.:
       10.38% due 06/15/13.....................           75,000     79,688
      Genworth Financial, Inc.:
       4.75% due 06/15/09......................           90,000     88,662
      Markel Corp.:
       7.35% due 08/15/34......................           25,000     27,062
      Metropolitan Life Global Funding I:
       4.25% due 07/30/09*.....................           88,000     85,871
       4.63% due 08/19/10*.....................           40,000     39,026
      MIC Financing Trust I:
       8.38% due 02/01/27*.....................          113,000    115,089

                                                    Principal    Value
                                                    Amount(17)  (Note 2)

      -------------------------------------------------------------------
      Insurance (continued)
        Ohio Casualty Corp.:
         7.30% due 06/15/14........................   75,000   $   79,673
        Selective Insurance Group:
         6.70% due 11/01/35........................   50,000       50,576
        UnitedHealth Group, Inc.:
         5.38% due 03/15/16........................   40,000       40,045
                                                               ----------
                                                                  727,621
                                                               ----------
      Leisure & Tourism -- 1.81%
        Brunswick Corp.:
         5.00% due 06/01/11........................   63,000       60,454
        Cinemark, Inc.:
         9.75% due 03/15/14(3).....................  150,000      111,750
        Circus & Eldorado Joint Venture:
         10.13% due 03/01/12.......................  335,000      360,125
        Denny's Corp.:
         10.00% due 10/01/12.......................  125,000      130,625
        Eldorado Casino Shreveport Capital Corp.:
         10.00% due 08/01/12(4)(8).................  160,406      128,325
        Eldorado Resorts LLC:
         9.00% due 04/15/14(1)(8)..................  250,000      250,000
        Gaylord Entertainment Co.:
         6.75% due 11/15/14........................  150,000      148,125
        K2, Inc.:
         7.38% due 07/01/14........................   50,000       50,375
        MGM Mirage, Inc.:
         5.88% due 02/27/14........................  825,000      795,094
        Restaurant Co.:
         10.00% due 10/01/13*......................   25,000       24,000
        Riviera Holdings Corp.:
         11.00% due 06/15/10(12)...................   60,000       64,500
        Sbarro, Inc.:
         11.00% due 09/15/09.......................  125,000      127,812
        Starwood Hotels & Resorts Worldwide, Inc.:
         7.88% due 05/01/12........................  150,000      164,625
        Station Casinos, Inc.:
         6.63% due 03/15/18*(8)....................   75,000       74,813
        True Temper Sports, Inc.:
         8.38% due 09/15/11........................  175,000      157,500
        Waterford Gaming LLC:
         8.63% due 09/15/12*.......................   84,000       88,935
        Worldspan LP:
         11.00% due 02/15/11(9)....................  225,000      198,000
                                                               ----------
                                                                2,935,058
                                                               ----------
      Machinery -- 0.15%
        Case New Holland, Inc.:
         6.00% due 06/01/09........................  175,000      171,500
        Dresser-Rand Group, Inc.:
         7.38% due 11/01/14*.......................   66,000       68,640
                                                               ----------
                                                                  240,140
                                                               ----------
      Manufacturing -- 0.06%
        Indalex Holding Corp.:
         11.50% due 02/01/14*(8)...................  100,000       97,500
                                                               ----------
      Medical -- Biomedical/Gene -- 0.11%
        Genentech, Inc.:
         5.25% due 07/15/35........................  190,000      181,510
                                                               ----------
      Metals -- 0.51%
        Allegheny Technologies, Inc.:
         8.38% due 12/15/11........................   50,000       54,625
        Barrick Gold Finance Co.:
         7.50% due 05/01/07........................   67,000       68,581
        Chaparral Steel Co.:
         10.00% due 07/15/13.......................  100,000      110,500

 February 28, 2006     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       61
                                  (Unaudited) - CONTINUED


                                                 Principal   Value
                                                 Amount(17) (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS (continued)
           Metals (continued)
             Crown Cork & Seal Co., Inc.:
              7.38% due 12/15/26................   75,000   $ 70,688
              8.00% due 04/15/23................  200,000    195,000
             Freeport McMoRan Resources:
              7.00% due 02/15/08................  150,000    144,750
             Metals USA, Inc.:
              11.13% due 12/01/15*..............  100,000    107,500
             Phelps Dodge Corp.:
              6.13% due 03/15/34................   56,000     54,933
             Renco Metals, Inc.:
              11.50% due 07/01/03+(1)(5)(6)(8)..   75,000          0
             Ryerson Tull, Inc.:
              9.13% due 07/15/06................   25,000     25,250
                                                            --------
                                                             831,827
                                                            --------
           Mining -- 0.03%
             Newmont Mining Corp.:
              8.63% due 05/15/11................   40,000     45,574
                                                            --------
           Multimedia -- 0.35%
             CCH II Capital Corp LLC:
              10.25% due 09/15/10*(8)...........  200,000    199,000
             Haights Cross Operating Co.:
              11.75% due 08/15/11...............  100,000    104,375
             News America, Inc.:
              7.30% due 04/30/28................   50,000     54,255
             Time Warner Entertainment Co. LP:
              8.38% due 03/15/23................  135,000    158,874
             Time Warner, Inc.:
              7.25% due 10/15/17................   43,000     47,005
                                                            --------
                                                             563,509
                                                            --------
           Oil & Gas -- 2.40%
             Allis-Chalmers Energy, Inc.:
              9.00% due 01/15/14*(8)............  100,000    100,000
             Amerada Hess Corp.:
              7.13% due 03/15/33................   61,000     70,303
              7.88% due 10/01/29................   55,000     67,357
             Belden & Blake Corp.:
              8.75% due 07/15/12................   50,000     52,000
             Chaparral Energy, Inc.:
              8.50% due 12/01/15*...............  300,000    317,250
             Chesapeake Energy Corp.:
              6.25% due 01/15/18................  250,000    249,687
              6.63% due 01/15/16................  275,000    279,125
              6.88% due 11/15/20*...............   75,000     77,063
             Colorado Interstate Gas Co.:
              6.85% due 06/15/37................   75,000     79,455
             Compton Petroleum Finance Corp.:
              7.63% due 12/01/13................   50,000     51,125
             ConocoPhillips:
              7.00% due 03/30/29................  100,000    118,733
             Dynegy-Roseton/Danskammer:
              7.67% due 11/08/16................   75,000     77,010
             El Paso Production Holding Co.:
              7.75% due 06/01/13................  550,000    580,250
             Encore Acquisition Co.:
              6.00% due 07/15/15................   50,000     47,500
              6.25% due 04/15/14................   25,000     24,500
             Enterprise Products Operating LP:
              6.88% due 03/01/33................   50,000     53,640
             Exco Resources, Inc.:
              7.25% due 01/15/11................   65,000     66,300
             Grant Prideco, Inc.:
              6.13% due 08/15/15*...............   25,000     25,188
             Hanover Compressor Co.:
              zero coupon due 03/31/07..........   25,000     23,000
              8.63% due 12/15/10................   50,000     52,812
             Hilcorp Energy LP:
              7.75% due 11/01/15*...............  175,000    177,187
              10.50% due 09/01/10 *.............  134,000    148,740

                                                 Principal    Value
                                                 Amount(17)  (Note 2)

          ------------------------------------------------------------
          Oil & Gas (continued)
            KeySpan Corp.:
             4.90% due 05/16/08.................  166,000   $  164,749
            Newfield Exploration Co.:
             6.63% due 09/01/14.................  100,000      103,250
            Oslo Seismic Services, Inc.:
             8.28% due 06/01/11.................  132,665      135,385
            Premcor Refining Group, Inc.:
             6.75% due 02/01/11.................   95,000       99,824
            Pride International, Inc.:
             7.38% due 07/15/14.................   50,000       53,375
            Seitel, Inc.:
             11.75% due 07/15/11................  250,000      283,125
            Tennessee Gas Pipeline Co.:
             7.00% due 10/15/28.................  200,000      210,351
            Transmeridian Exploration, Inc.:
             12.00% due 12/15/10*(1)............  100,000      100,000
                                                            ----------
                                                             3,888,284
                                                            ----------
          Paper/Forest Products -- 0.52%
            Boise Cascade LLC:
             7.48% due 10/15/12(9)..............  175,000      174,125
            Caraustar Industries, Inc.:
             7.38% due 06/01/09.................  225,000      215,437
             9.88% due 04/01/11.................   75,000       78,844
            Constar International, Inc.:
             8.12% due 02/15/12(9)..............   50,000       49,000
            Pliant Corp.:
             11.13% due 09/01/09(2)(5)..........  303,000      278,760
             13.00% due 06/01/10(2)(5)..........  200,000       49,000
                                                            ----------
                                                               845,166
                                                            ----------
          Pollution Control -- 0.18%
            Allied Waste North America, Inc.:
             8.50% due 12/01/08.................  275,000      289,781
                                                            ----------
          Publishing -- 0.03%
            Network Communications, Inc.:
             10.75% due 12/01/13*...............   50,000       50,750
                                                            ----------
          Railroads & Equipment -- 0.14%
            Burlington Northern Santa Fe Corp.:
             7.29% due 06/01/36.................   88,000      107,126
            Norfolk Southern Corp.:
             5.59% due 05/17/25.................  122,000      121,643
                                                            ----------
                                                               228,769
                                                            ----------
          Real Estate -- 0.14%
            Brascan Corp.:
             8.13% due 12/15/08.................   69,000       73,781
            EOP Operating LP:
             7.00% due 07/15/11.................   90,000       95,838
            ERP Operating LP:
             5.38% due 08/01/16.................   52,000       51,495
                                                            ----------
                                                               221,114
                                                            ----------
          Real Estate Investment Trusts -- 0.53%
            Commercial Net Lease Realty:
             6.15% due 12/15/15.................   40,000       40,298
            Duke Realty LP:
             5.50% due 03/01/16.................   45,000       44,689
            iStar Financial, Inc.:
             5.65% due 09/15/11.................   45,000       44,973
            National Health Investors, Inc.:
             7.30% due 07/16/07.................   75,000       76,145
            Omega Healthcare Investors, Inc.:
             7.00% due 04/01/14.................  100,000      101,375
            Senior Housing Properties Trust:
             8.63% due 01/15/12.................  250,000      274,375
            Trustreet Properties, Inc.:
             7.50% due 04/01/15.................  225,000      227,812

 62      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2006
                    (Unaudited) - CONTINUED


                                                  Principal    Value
                                                  Amount(17)  (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Real Estate Investment Trusts (continued)
          Vornado Realty LP:
           4.75% due 12/01/10....................    45,000  $   43,467
                                                             ----------
                                                                853,134
                                                             ----------
        Retail -- 0.42%
          Ferrellgas LP:
           6.75% due 05/01/14....................   225,000     219,375
          MTS, Inc.:
           9.38% due 03/15/09(1)(4)(8)...........    15,783       4,104
          Neiman Marcus Group, Inc.:
           10.38% due 10/15/15*..................   125,000     131,562
          Rite Aid Corp.:
           8.13% due 05/01/10....................   100,000     102,000
          Saks, Inc.:
           9.88% due 10/01/11....................   200,000     220,000
                                                             ----------
                                                                677,041
                                                             ----------
        Savings & Loan -- 0.30%
          Charter One Bank FSB:
           6.38% due 05/15/12....................   211,000     223,869
          Sovereign Bancorp, Inc.:
           4.80% due 09/01/10*...................   120,000     116,551
          World Savings Bank FSB:
           4.13% due 12/15/09....................   152,000     146,735
                                                             ----------
                                                                487,155
                                                             ----------
        Semiconductors -- 0.11%
          Advanced Micro Devices, Inc.:
           7.75% due 11/01/12....................   162,000     171,720
                                                             ----------
        Telecommunications -- 3.02%
          Alltel Corp.:
           4.66% due 05/17/07....................    38,000      37,797
          American Cellular Corp.:
           10.00% due 08/01/11...................   500,000     543,750
          AT&T Wireless Services, Inc.:
           7.88% due 03/01/11....................   246,000     272,785
          Centennial Communications Corp.:
           10.00% due 01/01/13*(8)...............    28,000      29,120
           10.13% due 06/15/13...................   100,000     109,500
           10.25% due 01/01/13*(8)(9)............   100,000     103,250
          Cincinnati Bell Telephone Co.:
           7.18% due 12/15/23....................    25,000      25,125
           7.20% due 11/29/23....................   125,000     122,500
          Cincinnati Bell, Inc.:
           7.00% due 02/15/15....................   125,000     124,844
           7.25% due 06/15/23....................    25,000      24,250
          Corning, Inc.:
           6.20% due 03/15/16....................    54,000      54,723
          GTE Corp.:
           6.94% due 04/15/28....................    80,000      84,998
          GTE Northwest, Inc.:
           5.55% due 10/15/08....................    40,000      39,794
          ICO North America, Inc.:
           7.50% due 08/15/09(1).................   125,000     163,750
          Insight Midwest LP:
           9.75% due 10/01/09....................    50,000      51,625
          LCI International, Inc.:
           7.25% due 06/15/07.................... 1,250,000   1,264,062
          New England Telephone & Telegraph Co.:
           7.88% due 11/15/29....................    50,000      54,667
          Nextel Communications, Inc.:
           6.88% due 10/31/13....................   175,000     183,207
          Qwest Corp.:
           7.25% due 09/15/25....................    50,000      50,625
          Rural Cellular Corp.:
           9.75% due 01/15/10....................   225,000     228,375
           10.43% due 11/01/12*(9)...............   125,000     128,750

                                                    Principal    Value
                                                    Amount(17)  (Note 2)

       ------------------------------------------------------------------
       Telecommunications (continued)
         Southwestern Bell Telephone Co.:
          6.55% due 10/07/08.......................   200,000  $  205,151
         Sprint Capital Corp.:
          6.88% due 11/15/28.......................    11,000      11,986
         Triton PCS, Inc.:
          8.50% due 06/01/13.......................   250,000     241,875
          8.75% due 11/15/11.......................    75,000      53,250
         United States West Communications, Inc.:
          7.13% due 11/15/43.......................   175,000     164,500
          7.25% due 10/15/35.......................   150,000     147,000
          7.50% due 06/15/23.......................    16,000      16,240
         Valor Telecommunications Enterprises LLC:
          7.75% due 02/15/15.......................   150,000     156,188
         Verizon New England, Inc.:
          6.50% due 09/15/11.......................    45,000      46,298
         Verizon New York, Inc., Series B:
          7.38% due 04/01/32.......................   151,000     160,047
                                                               ----------
                                                                4,900,032
                                                               ----------
       Textile -- Products -- 0.09%
         Collins & Aikman Floor Cover:
          9.75% due 02/15/10.......................   154,000     145,530
                                                               ----------
       Tobacco -- 0.04%
         North Atlantic Holding Co., Inc.:
          12.25% due 03/01/14(3)(8)................   175,000      36,750
         North Atlantic Trading Co.:
          9.25% due 03/01/12.......................    50,000      30,500
                                                               ----------
                                                                   67,250
                                                               ----------
       Utilities -- Electric -- 3.09%
         AES Corp.:
          8.75% due 05/15/13*......................   400,000     434,000
          8.88% due 11/01/27.......................   225,000     302,063
         American Electric Power Co., Inc.:
          4.71% due 08/16/07(3)....................   108,000     107,091
         Calpine Corp.:
          8.75% due 07/15/13*(2)(5)................ 1,205,000   1,120,650
         Centerpoint Energy Houston Electric, LLC:
          5.60% due 07/01/23.......................    73,000      71,747
         Cleco Power LLC:
          6.50% due 12/01/35.......................    35,000      35,423
         Commonwealth Edison Co.:
          5.90% due 03/15/36.......................    74,000      74,132
         Consolidated Natural Gas Co.:
          5.38% due 11/01/06.......................    34,000      34,033
         Dominion Resources, Inc. (Va):
          5.69% due 05/15/08(3)....................    99,000      99,555
         Duke Energy Co:
          4.20% due 10/01/08.......................    90,000      87,594
         Duquesne Light Holdings, Inc.:
          6.25% due 08/15/35.......................    27,000      26,440
         Edison Mission Energy:
          9.88% due 04/15/11.......................   150,000     172,875
         Entergy Louisiana LLC:
          5.83% due 11/01/10.......................   135,000     134,548
         Excelon Corp.:
          4.45% due 06/15/10.......................    49,000      47,236
         Florida Power & Light Co.:
          5.95% due 10/01/33.......................    58,000      60,773
         Mission Energy Holding Co.:
          13.50% due 07/15/08......................   675,000     777,938
         NRG Energy, Inc.:
          7.25% due 02/01/14.......................   100,000     102,500
          7.38% due 02/01/16.......................   400,000     412,000
         Pepco Holding, Inc.:
          5.50% due 08/15/07.......................    81,000      81,205
         PSEG Power LLC:
          7.75% due 04/15/11.......................    40,000      43,980

February 28, 2006 STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -  63
                                           CONTINUED


                                                 Principal    Value
                                                 Amount(17)  (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Utilities -- Electric (continued)
          PSI Energy, Inc.:
           6.12% due 10/15/35...................   50,000   $    51,123
           7.85% due 10/15/07...................  119,000       123,606
          Puget Sound Energy, Inc.:
           5.20% due 10/01/15...................  130,000       127,120
          Reliant Energy, Inc.:
           6.75% due 12/15/14...................   25,000        22,594
          Reliant Resources, Inc.:
           9.50% due 07/15/13...................   50,000        51,000
          Southern California Edison Co.:
           5.63% due 02/01/36...................   60,000        59,550
          Southern Energy, Inc:
           7.90% due 07/15/09+(1)(8)............  725,000             0
          Tiverton/Rumford Power Assoc., Ltd.:
           9.00% due 07/15/18*(2)(5)............  173,841       141,680
          VeraSun Energy Corp.:
           9.88% due 12/15/12*..................  200,000       213,000
                                                            -----------
                                                              5,015,456
                                                            -----------
        Utilities -- Gas, Distribution -- 0.11%
          Sempra Energy:
           4.62% due 05/17/07...................  128,000       127,014
          Southern California Gas Co.:
           5.75% due 11/15/35...................   45,000        45,987
                                                            -----------
                                                                173,001
                                                            -----------
        Utilities -- Gas, Pipeline -- 1.50%
          Atlas Pipeline Partners L P:
           8.13% due 12/15/15*..................  100,000       104,000
          Copano Energy LLC.:
           8.13% due 03/01/16*(8)...............  100,000       104,000
          El Paso Natural Gas Co.:
           7.63% due 08/01/10...................  175,000       184,151
           8.63% due 01/15/22...................  275,000       329,011
          MarkWest Energy Partners, LP:
           6.88% due 11/01/14*(8)...............   25,000        23,500
          NGC Corp. Capital Trust I:
           8.32% due 06/01/27...................  950,000       878,750
          Pacific Energy Partners LP:
           6.25% due 09/15/15...................   97,000        96,515
           7.13% due 06/15/14...................  178,000       183,785
          Reliant Energy Resources Corp.:
           7.75% due 02/15/11...................   80,000        87,629
          Transcontinental Gas Pipe Line Corp.:
           8.88% due 07/15/12...................   50,000        57,625
          Williams Cos., Inc.:
           7.88% due 09/01/21...................  350,000       391,125
                                                            -----------
                                                              2,440,091
                                                            -----------
        Total Corporate Bonds
           (Cost $52,637,292)...................             52,350,094
                                                            -----------
        FOREIGN BONDS & NOTES -- 36.30%
        Banks -- 0.10%
          Banco Continental de Panama:
           6.63% due 12/01/10*..................   31,000        30,937
          National Westminster Bank PLC:
           7.75% due 10/16/07(10)...............   38,000        39,374
          UOB Cayman, Ltd.:
           5.80% due 03/15/16*(10)..............   90,000        89,769
                                                            -----------
                                                                160,080
                                                            -----------
        Broadcasting -- 0.38%
          British Telecommunications PLC:
           8.63% due 12/15/30...................  100,000       132,116
          Grupo Televisa SA:
           6.63% due 03/18/25...................  149,000       154,204

                                                    Principal    Value
                                                    Amount(17)  (Note 2)

       ------------------------------------------------------------------
       Broadcasting (continued)
         Telenet Group Holding NV:
          11.50% due 06/15/14*(3)..............        393,000 $  324,716
                                                               ----------
                                                                  611,036
                                                               ----------
       Chemical -- 0.24%
         Rhodia SA:
          8.88% due 06/01/11...................        372,000    385,950
                                                               ----------
       Coal -- 0.06%
         Adaro Finance B.V.:
          8.50% due 12/08/10*..................        100,000    103,125
                                                               ----------
       Commercial Services -- 0.17%
         North American Energy Partners, Inc.:
          9.00% due 06/01/10...................        125,000    132,187
          8.75% due 12/01/11...................        140,000    137,550
                                                               ----------
                                                                  269,737
                                                               ----------
       Conglomerates -- 0.07%
         Tyco International Group SA:
          6.75% due 02/15/11...................        113,000    118,546
                                                               ----------
       Drugs -- 0.57%
         Abbott Japan Co., Ltd.:
          1.05% due 11/06/08................... JPY 50,000,000    433,493
         Elan Finance PLC/ Elan Finance Corp.:
          7.75% due 11/15/11...................        425,000    395,250
          8.75% due 11/15/11(9)................        100,000     96,750
                                                               ----------
                                                                  925,493
                                                               ----------
       Financial Services -- 1.23%
         Aries Vermogensverwaltung GmbH:
          9.60% due 10/25/14...................        750,000    964,800
         Bluewater Finance, Ltd.:
          10.25% due 02/15/12..................        200,000    215,500
         Diageo Capital PLC:
          4.38% due 05/03/10...................         68,000     65,835
         Eircom Funding:
          8.25% due 08/15/13...................         50,000     53,438
         FBG Finance, Ltd.:
          5.88% due 06/15/35*..................         40,000     38,474
         HBOS Capital Funding LP:
          6.85% due 03/23/09(10)...............        125,000    125,937
         Nationwide Building Society:
          2.63% due 01/30/07*..................         65,000     63,575
         Nell AF SARL:
          8.38% due 08/15/15*..................        375,000    376,875
         UFJ Finance Aruba AEC:
          6.75% due 07/15/13...................         80,000     86,159
                                                               ----------
                                                                1,990,593
                                                               ----------
       Foreign Government Agencies -- 31.55%
         Brazil Federative Republic:
          5.25% due 04/15/12(9)................      1,127,956  1,127,956
          7.88% due 03/07/15...................        500,000    559,000
          8.00% due 01/15/18...................      1,550,000  1,735,225
          8.25% due 01/20/34...................        350,000    416,500
          8.75% due 02/04/25...................        670,000    809,025
          8.88% due 10/14/19...................        400,000    482,000
          8.88% due 04/15/24...................        100,000    122,350
          10.00% due 08/07/11..................        200,000    239,400
          10.25% due 06/17/13..................        495,000    618,255
          11.00% due 01/11/12..................         80,000    100,400
          11.00% due 08/17/40..................      3,010,000  3,992,765
          12.50% due 01/05/16(1)............... BRL  4,348,000  2,159,974
         Federal Republic of Germany:
          3.50% due 10/09/09................... EUR    310,000    373,233
         Government of Australia:
          7.50% due 09/15/09................... AUD  1,740,000  1,383,442
         Government of Canada:
          4.25% due 09/01/08................... CAD  1,200,000  1,062,181
          5.00% due 06/01/14................... CAD    320,000    298,316
          5.75% due 09/01/06@.................. CAD  1,748,000  1,552,120

 64      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2006
                    (Unaudited) - CONTINUED


                                                   Principal      Value
                                                   Amount(17)    (Note 2)
      --------------------------------------------------------------------
      FOREIGN BONDS & NOTES (continued)
      Foreign Government Agencies (continued)
        Government of France:
         5.50% due 04/25/29.................. EUR       175,000 $  265,173
        Government of Hungary:
         9.00% due 04/12/07.................. HUF    96,000,000    463,654
         9.25% due 10/12/07.................. HUF   137,000,000    669,618
        Government of The Netherlands:
         5.25% due 07/15/08.................. EUR       118,000    147,529
        Government of Ukraine:
         7.65% due 06/11/13..................           790,000    849,882
        Government of United Kingdom:
         5.00% due 03/07/08.................. GBP       322,000    572,163
         5.00% due 09/07/14.................. GBP       160,000    296,429
        Kingdom of Norway:
         6.50% due 05/15/13.................. NOK     4,860,000    851,993
        Kingdom of Spain:
         6.15% due 01/31/13.................. EUR       225,000    313,052
        Kingdom of Sweden:
         4.00% due 12/01/09.................. SEK     3,200,000    418,201
         4.50% due 08/12/15.................. SEK    12,140,000  1,672,774
         5.00% due 01/28/09@................. SEK    11,800,000  1,577,459
        Republic of Argentina:
         4.89% due 08/03/12(9)(13)...........         2,200,000  1,805,100
         5.25% due 12/31/38(3)...............           873,637    350,328
         8.28% due 12/31/33..................           395,304    395,700
        Republic of Colombia:
         12.00% due 10/22/15(1).............. COP 1,891,000,000  1,109,872
        Republic of Greece:
         5.25% due 05/18/12.................. EUR       362,000    472,532
        Republic of Indonesia:
         7.25% due 04/20/15..................           300,000    309,289
        Republic of Italy:
         5.25% due 11/01/29.................. EUR       535,000    757,142
        Republic of Peru:
         5.00% due 03/07/07(10)..............           140,250    137,796
         7.35% due 07/21/25..................         1,225,000  1,295,437
         8.75% due 11/21/33..................           330,000    404,250
        Republic of Philippines:
         7.75% due 01/14/31..................           330,000    332,475
         8.25% due 01/15/14..................           690,000    746,925
         9.50% due 02/02/30..................           310,000    371,225
         9.88% due 01/15/19..................           280,000    337,400
         10.63% due 03/16/25.................           900,000  1,167,750
        Republic of Poland:
         5.75% due 03/24/10.................. PLN     2,310,000    764,812
        Republic of South Africa:
         8.75% due 12/21/14.................. ZAR     4,030,000    715,982
         13.00% due 08/31/10................. ZAR     5,880,000  1,161,186
         13.50% due 09/15/15................. ZAR     1,150,000    265,331
        Republic of Turkey:
         6.88% due 03/17/36..................           170,000    172,550
         7.25% due 03/15/15..................         1,280,000  1,368,000
         11.88% due 01/15/30.................           925,000  1,463,812
        Republic of Uruguay:
         7.50% due 03/15/15..................           150,000    159,000
         8.00% due 11/18/22..................           590,000    638,675
         9.25% due 05/17/17..................           280,000    332,500
        Republic of Venezuela:
         6.00% due 12/09/20..................           420,000    389,550
         8.50% due 10/08/14..................           990,000  1,124,640
         9.25% due 09/15/27..................           635,000    815,975
         9.38% due 01/13/34..................           510,000    660,960
        Russian Federation:
         5.00% due 03/31/30(3)...............         3,635,000  4,105,369
         12.75% due 06/24/28.................           150,000    277,680
        Socialist Republic of Vietnam:
         6.88% due 01/15/16..................           380,000    393,026

                                                         Principal    Value
                                                         Amount(17)  (Note 2)

-------------------------------------------------------------------------------
Foreign Government Agencies (continued)
  United Mexican States:
   6.75% due 09/27/34...............................       190,000  $   212,325
   8.30% due 08/15/31...............................       210,000      275,100
   9.50% due 12/18/14............................... MXN 7,245,000      760,466
                                                                    -----------
                                                                     51,180,229
                                                                    -----------
Freight -- 0.12%
  Ultrapetrol Bahamas, Ltd.:
   9.00% due 11/24/14...............................       225,000      201,375
                                                                    -----------
Insurance -- 0.35%
  Aegon NV:
   5.02% due 07/05/14...............................       112,000       99,680
  Fairfax Financial Holdings, Ltd.:
   8.25% due 10/01/15...............................       350,000      333,375
  ING Groep NV:
   5.78% due 12/08/15(10)...........................       140,000      140,280
                                                                    -----------
                                                                        573,335
                                                                    -----------
Leisure & Tourism -- 0.17%
  Corporacion Interamericana de Entretenimiento SA:
   8.88% due 06/14/15*..............................       175,000      174,562
  Grupo Posadas SA de CV:
   8.75% due 10/04/11*..............................       100,000      104,500
                                                                    -----------
                                                                        279,062
                                                                    -----------
Metals -- 0.22%
  CSN Islands VIII Corp.:
   10.00% due 01/15/15*.............................       200,000      235,000
  Inco, Ltd.:
   7.20% due 09/15/32...............................        59,000       65,310
  Noranda, Inc.:
   8.38% due 02/15/11...............................        54,000       60,184
                                                                    -----------
                                                                        360,494
                                                                    -----------
Mining -- 0.09%
  BHP Billiton Finance:
   5.00% due 12/15/10............................... AUD    90,000       89,255
  Teck Cominco, Ltd.:
   6.13% due 10/01/35...............................        55,000       54,537
                                                                    -----------
                                                                        143,792
                                                                    -----------
Oil & Gas -- 0.28%
  ENI Coordination Center:
   5.25% due 12/27/07............................... GBP   135,000      238,779
  Nexen, Inc.:
   5.88% due 03/10/35...............................        50,000       49,436
  Talisman Energy, Inc.:
   5.85% due 02/01/37...............................       100,000       99,753
  Weatherford International, Ltd.:
   5.50% due 02/15/16...............................        63,000       63,190
                                                                    -----------
                                                                        451,158
                                                                    -----------
Paper/Forest Products -- 0.25%
  Abitibi-Cons., Inc.:
   8.55% due 08/01/10...............................       275,000      271,563
   8.85% due 08/01/30...............................        75,000       65,906
  Tembec Industries, Inc.:
   8.63% due 06/30/09...............................       125,000       69,375
                                                                    -----------
                                                                        406,844
                                                                    -----------
Railroads & Equipment -- 0.06%
  Canadian National Railway Co.:
   6.38% due 10/15/11...............................        90,000       95,083
                                                                    -----------
Retail -- 0.17%
  Jean Coutu Group, Inc.:
   8.50% due 08/01/14...............................       175,000      167,125
  Vitro Envases Norteamerica SA:
   10.75% due 07/23/11*.............................       100,000      104,500
                                                                    -----------
                                                                        271,625
                                                                    -----------

 February 28, 2006     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       65
                                  (Unaudited) - CONTINUED


                                                              Principal    Value
                                                              Amount(17)  (Note 2)
------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (continued)
Semiconductors -- 0.03%
  STATS ChipPAC, Ltd.:
   6.75% due 11/15/11........................................    50,000  $    49,000
                                                                         -----------
Telecommunications -- 0.13%
  Rogers Wireless, Inc.:
   7.25% due 12/15/12........................................    75,000       79,594
  Telecom Italia Capital SA:
   4.00% due 01/15/10........................................    14,000       13,244
   6.00% due 09/30/34........................................    83,000       78,488
  Telus Corp.:
   7.50% due 06/01/07........................................    32,000       32,847
                                                                         -----------
                                                                             204,173
                                                                         -----------
Utilities -- Electric -- 0.06%
  AES Drax Energy, Ltd.:
   11.50% due 08/30/10+(2)(8)................................   175,000          175
  CESP-Companhia Energetica de Sao Paulo:
   10.00% due 03/02/11(1)(8).................................   100,000      104,500
                                                                         -----------
                                                                             104,675
                                                                         -----------
Total Foreign Bonds & Notes
   (Cost $56,846,835)........................................             58,885,405
                                                                         -----------
SUPRANATIONAL -- 0.04%
Semiconductors -- 0.04%
  MagnaChip Semiconductor SA:
   6.88% due 12/15/11........................................    25,000       24,656
   8.00% due 12/15/14........................................    50,000       48,250
                                                                         -----------
                                                                              72,906
                                                                         -----------
Total Supranational
   (Cost $76,261)............................................                 72,906
                                                                         -----------
UNITED STATES GOVERNMENT BONDS -- 21.18%
Government Agencies -- 11.48%
  Federal Home Loan Bank:
   3.50% due 05/15/07........................................   400,000      393,283
   3.88% due 12/20/06........................................   400,000      396,705
   4.50% due 09/08/08........................................   400,000      396,055
  Federal Home Loan Mtg. Corp.:
   3.63% due 02/15/07........................................   416,000      410,904
   4.13% due 07/12/10........................................   200,000      193,737
   4.25% due 06/23/08........................................   400,000      394,166
   4.35% due 06/02/08........................................   400,000      394,188
   4.45% due 03/06/08........................................   400,000      396,123
   4.50% due 02/01/20@.......................................   540,258      523,224
   4.50% due 08/01/20........................................   182,168      176,424
   4.75% due 01/18/11........................................   280,000      277,823
   5.00% due 09/01/18@.......................................   700,859      692,889
   5.00% due 07/01/20@.......................................   465,289      459,299
   5.00% due 05/01/34@.......................................   706,239      685,788
   5.00% due 02/01/35@.......................................   115,277      111,939
   5.00% due 08/01/35@.......................................   882,531      855,403
   5.00% due 11/01/35@.......................................   995,750      965,141
   5.50% due 07/01/35@....................................... 1,060,229    1,051,549
   6.00% due 01/01/30........................................    49,235       49,861
   6.00% due 02/01/32@.......................................   257,470      260,510
   6.00% due 07/01/35@.......................................   373,701      377,447
   6.50% due 07/01/29........................................     7,748        7,958
   6.50% due March TBA....................................... 1,000,000    1,022,812
   6.88% due 09/15/10........................................   772,000      832,381
   7.00% due 06/01/29........................................    18,539       19,186
  Federal Home Loan Mtg. Corp. Reference REMIC, Series R004,
   Class AL:
   5.13% due 12/15/13(19)....................................   220,094      218,001
  Federal Home Loan Mtg. Corp. Reference REMIC, Series R005,
   Class AB:
   5.50% due 12/15/18(19)....................................   350,000      348,351

                                                    Principal
                                                     Amount/     Value
                                                    Shares(17)  (Note 2)

     ---------------------------------------------------------------------
     Government Agencies (continued)
       Federal National Mtg. Assoc.:
        3.00% due 03/02/07.........................   400,000  $   392,423
        4.50% due 06/01/19@........................   441,125      429,203
        4.75% due 12/15/10.........................   251,000      249,014
        5.00% due 06/01/19@........................   174,456      172,299
        5.00% due 03/01/34@........................   339,652      330,660
        5.00% due 11/01/34@........................   466,256      453,912
        5.25% due 08/01/12.........................   384,000      384,779
        5.50% due 03/01/18.........................    35,132       35,320
        5.50% due 07/01/19@........................   322,156      323,722
        5.50% due 01/01/29.........................    81,132       80,639
        5.50% due 05/01/29.........................    28,247       28,090
        5.50% due 06/01/34@........................   450,353      446,782
        5.50% due 03/01/35@........................   860,236      852,559
        6.00% due 02/01/32@........................   106,395      107,602
        6.00% due 10/01/34@........................   828,330      836,300
        6.00% due 10/01/34@........................   763,945      771,295
        6.00% due 06/01/35@........................   178,670      180,361
        6.50% due 12/01/31@........................   122,120      125,341
        6.50% due 04/01/34@........................   253,899      260,032
        6.50% due 02/01/35.........................   132,585      135,791
        7.50% due 03/01/32@........................     9,072        9,496
        8.50% due 08/01/31@........................    22,242       24,080
       Tennessee Valley Auth.:
        4.65% due 06/15/35.........................    81,000       76,814
                                                               -----------
                                                                18,617,661
                                                               -----------
     Government Obligations -- 9.70%
       United States Treasury Bonds:
        5.38% due 02/15/31......................... 3,028,000    3,370,660
        6.25% due 08/15/23.........................   495,000      585,299
       United States Treasury Notes:
        2.50% due 05/31/06.........................   205,000      203,911
        3.38% due 10/15/09.........................    73,000       69,923
        3.50% due 08/15/09......................... 1,500,000    1,445,274
        3.63% due 01/15/10.........................   538,000      518,729
        3.88% due 05/15/10.........................    65,000       63,111
        3.88% due 07/15/10.........................    45,000       43,676
        3.88% due 09/15/10.........................    26,000       25,205
        4.00% due 06/15/09.........................   410,000      401,864
        4.00% due 04/15/10.........................    34,000       33,183
        4.00% due 02/15/15.........................   500,000      478,281
        4.13% due 05/15/15.........................    38,000       36,683
        4.25% due 10/15/10.........................    90,000       88,604
        4.25% due 08/15/14.........................    82,000       79,928
        4.25% due 08/15/15.........................   516,000      502,657
        4.38% due 12/15/10.........................    61,000       60,354
        4.50% due 11/15/10.........................    40,000       39,791
        4.50% due 11/15/15.........................   586,000      581,788
        6.50% due 10/15/06.........................   100,000      101,039
        6.50% due 02/15/10.........................   300,000      319,864
        6.88% due 05/15/06......................... 6,650,000    6,681,175
                                                               -----------
                                                                15,730,999
                                                               -----------
     Total United States Government Bonds
        (Cost $34,715,045).........................             34,348,660
                                                               -----------
     COMMON STOCK -- 1.60%
     Broadcasting -- 0.02%
       Charter Communications, Inc., Class A+......    23,214       26,696
                                                               -----------
     Commercial Services -- 0.05%
       NES Rentals Holdings, Inc.+(8)..............     5,026       85,191
                                                               -----------
     Leisure & Tourism -- 0.02%
       Shreveport Gaming Holdings, Inc.+(1)(8)(20).     1,280       29,469
                                                               -----------
     Oil & Gas -- 0.40%
       Trico Marine Services, Inc.+................    22,386      652,104
                                                               -----------
     Retail -- 0.00%
       MTS, Inc.+(1)(8)............................     3,863            0
                                                               -----------

 66      STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       February 28, 2006
                    (Unaudited) - CONTINUED


                                                                  Principal
                                                                   Amount/       Value
                                                                  Shares(17)    (Note 2)
------------------------------------------------------------------------------------------
Telecommunications -- 0.80%
  iPCS, Inc.+(8).................................................     27,658  $  1,302,692
                                                                              ------------
Utilities -- Electric -- 0.31%
  Mirant Corp.+..................................................     20,630       507,498
                                                                              ------------
Total Common Stock
   (Cost $1,289,043).............................................                2,603,650
                                                                              ------------
PREFERRED STOCK -- 0.68%
Broadcasting -- 0.25%
  Paxson Communications Corp.
   13.25%(4).....................................................         48       400,800
                                                                              ------------
Commercial Services -- 0.02%
  Rent-Way, Inc.:
   8.00%(1)(8)(20)...............................................          4        40,011
                                                                              ------------
Financial Services -- 0.21%
  Fannie Mae:
   7.00%(9)......................................................        997        54,436
  General Electric Capital Corp.:
   8.00%(3)......................................................     12,000       284,160
                                                                              ------------
                                                                                   338,596
                                                                              ------------
Insurance -- 0.17%
  Endurance Specialty Holdings, Ltd.:
   7.75%.........................................................     11,000       275,220
                                                                              ------------
Retail -- 0.03%
  GNC Corp. 12.00%(4)(8).........................................         50        45,000
                                                                              ------------
Total Preferred Stock
   (Cost $1,089,753).............................................                1,099,627
                                                                              ------------
RIGHTS -- 0.29%
Foreign Government Agencies -- 0.29%
  Republic of Argentina, Expires 12/15/35(14)
   (Cost $291,464)...............................................  6,131,972       466,030
                                                                              ------------
WARRANTS -- 0.01%
Oil & Gas -- 0.01%
  Transmeridian Exploration, Inc.:
   Expires 12/15/10 (Strike Price $4.31).........................      6,905        18,990
                                                                              ------------
Telecommunications -- 0.00%
  GT Group Telecommunications, Inc.:
   Expires 02/01/10 (Strike Price $0.00)*+(1)(8).................         50             0
                                                                              ------------
Total Warrants
   (Cost $18,990)................................................                   18,990
                                                                              ------------
Total Long-Term Investment Securities
   (Cost $149,106,748)...........................................              151,980,203
                                                                              ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.70%
COMMERCIAL PAPER -- 3.70%
  Rabobank USA Financial Corp.:
   4.55% due 03/01/06@
   (Cost $6,000,000)............................................. $6,000,000     6,000,000
                                                                              ------------
REPURCHASE AGREEMENT -- 1.46%
  Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in
   the amount of $2,361,279 and collateralized by Federal
   National Mtg. Assoc. Notes, bearing interest at 3.25%, due
   08/15/08 and having an approximate value of $2,436,514
   (Cost $2,361,000) @...........................................  2,361,000     2,361,000
                                                                              ------------
TOTAL INVESTMENTS
   (Cost $157,467,748)(7)........................................      98.85%  160,341,203
   Other assets less liabilities.................................       1.15%    1,863,128
                                                                  ----------  ------------
NET ASSETS                                                            100.00% $162,204,331
                                                                  ----------  ------------

--------
Passthrough - These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
REMIC - Real Estate Mortgage Investment Conduits
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
+  Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $9,852,767 representing 6.07% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@  The security or a portion thereof represents collateral for TBA securities.
(1)Fair valued security (see Note 2)
(2)Bond in default
(3)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(4)PIK ("Payment-in-Kind") security. Payments made with additional securities in lieu of cash.
(5)Company has filed for Chapter 11 bankruptcy protection.
(6)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)See Note 5 for cast of investments on a tax basis.
(8)Illiquid security
(9)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(10)Variable rate security -- the rate reflected is as of February 28, 2006; maturity date reflects next reset date.
(11)Commercial Mortgage-Backed Security
(12)Security represents an investment in an affiliated company (see Note 3).
(13)The par value of this security is at a ratio of 87.50/100.
(14)Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(15)Company has filed for Chapter 11 bankruptcy protection subsequent to February 28, 2006.
(16)Bond in default subsequent to February 28, 2006.
(17)Denominated in United States dollars unless otherwise indicated.
(18)Variable rate security -- the rate reflected is as of February 28, 2006; maturity date reflects stated maturity date.
(19)Collateralized Mortgage Obligation
(20)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2006, the Strategic Bond Fund held the following restricted securities:

                                                                Value as a
                        Acquisition Shares/ Acquisition Market     % of
      Name                 Date       Par      Cost     Value   Net Assets
      ----------------- ----------- ------- ----------- ------- ----------
      Rent-Way, Inc. 8%
       Preferred Stock. 05/29/2003       3    $25,000
                        05/14/2004       1     10,000
                                     -----    -------
                                         4    $35,000   $40,011    0.02%
      Shreveport Gaming
       Holdings, Inc.
       Common Stock.... 07/21/2005     257    $ 5,918
                        07/29/2005   1,023     23,552
                                     -----    -------
                                     1,280    $29,470   $29,469    0.02%
                                                        -------    ----
                                                        $69,480    0.04%
                                                        =======    ====

 February 28, 2006     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS       67
                                  (Unaudited) - CONTINUED


Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
COP--Colombian Peso
EUR--Euro Dollar
GBP--British Pound
HUF--Hungarian Forint
JPY--Japanese Yen
MXN--Mexican Peso
NOK--Norwegian Krone
PLN--Polish Zloty
SEK--Swedish Krona
USD--Unites States Dollar
ZAR--South African Rand

See Notes to Financial Statements

68        STATEMENTS OF ASSETS & LIABILITIES (Unaudited)         February 28, 2006

                                                                AGGRESSIVE                     CONSERVATIVE
                                                                  GROWTH         CAPITAL          GROWTH
                                                                LIFESTYLE      APPRECIATION     LIFESTYLE        CORE BOND
                                                                   FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.... $            -  $   61,523,140  $            -  $   78,015,444
Long-term investment securities, at value (affiliated)*......     45,904,117               -      34,312,721          26,875
Short-term investment securities, at value*..................              -               -               -       4,000,000
Repurchase agreements (cost equals market value).............              -       2,971,000               -       3,014,000
                                                              --------------  --------------  --------------  --------------
Total Investments............................................     45,904,117      64,494,140      34,312,721      85,056,319
                                                              --------------  --------------  --------------  --------------
Cash.........................................................          6,544             600          11,686              45
Foreign cash*................................................              -               -               -               -
Receivable for:
   Trust shares sold.........................................         67,066         244,697          27,474          90,023
   Dividends and interest....................................              -          45,577               -         851,460
   Investments sold..........................................         34,312         564,319          83,295       1,585,287
Prepaid expenses and other assets............................            723           2,302             652           3,203
Due from investment adviser for expense reimbursements/fee
 waivers.....................................................          6,095           8,634           5,329          17,139
                                                              --------------  --------------  --------------  --------------
TOTAL ASSETS.................................................     46,018,857      65,360,269      34,441,157      87,603,476
                                                              --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
   Trust shares redeemed.....................................          4,943           2,886           3,629         240,190
   Investments purchased.....................................         96,435         813,626         107,140       4,031,436
   Investment advisory and management fees...................          3,465          26,872           2,587          31,304
   Shareholder services......................................              -          12,215               -          15,652
   Administrative service fee................................              -           3,420               -           4,383
   Transfer agent fees and expenses..........................            355             711             355             712
   Trustees' fees and expenses...............................         49,203          50,070          52,244          98,709
   Other accrued expenses....................................         28,128          37,206          33,284          49,756
Variation margin on futures contracts........................              -               -               -               -
Due to custodian.............................................              -               -               -               -
                                                              --------------  --------------  --------------  --------------
TOTAL LIABILITIES............................................        182,529         947,006         199,239       4,472,142
                                                              --------------  --------------  --------------  --------------
NET ASSETS................................................... $   45,836,328  $   64,413,263  $   34,241,918  $   83,131,334
                                                              ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................. $       39,517  $       68,934  $       32,154  $       83,775
Additional paid in capital...................................     39,099,736      71,850,891      31,906,954      83,116,732
Accumulated undistributed net investment income (loss).......        (52,676)        (51,764)        (47,507)      1,185,484
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short
 foreign exchange transactions and capital gains
 distributions received from underlying funds................      3,860,244     (14,236,295)      1,145,301      (1,019,831)
Unrealized appreciation (depreciation) on investments........      2,889,507       6,781,497       1,205,016        (234,826)
Unrealized appreciation (depreciation) on futures contracts..              -               -               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.................................................              -               -               -               -
                                                              --------------  --------------  --------------  --------------
   Net Assets................................................ $   45,836,328  $   64,413,263  $   34,241,918  $   83,131,334
                                                              ==============  ==============  ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)....................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding...............................................      3,951,704       6,893,404       3,215,445       8,377,459
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.. $        11.60  $         9.34  $        10.65  $         9.92
                                                              ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)............ $            -  $   54,741,643  $            -  $   78,251,105
                                                              ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated).............. $   43,014,610  $            -  $   33,107,705  $       26,040
                                                              ==============  ==============  ==============  ==============
   Short-term investment securities.......................... $            -  $            -  $            -  $    4,000,000
                                                              ==============  ==============  ==============  ==============
   Foreign Cash.............................................. $            -  $            -  $            -  $            -
                                                              ==============  ==============  ==============  ==============

                                                                               INTERNATIONAL
                                                                HIGH YIELD       SMALL CAP      LARGE CAP        MID CAP
                                                                BOND FUND       EQUITY FUND     VALUE FUND     GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.... $   80,943,410  $  297,187,632  $   90,301,412 $   59,354,960
Long-term investment securities, at value (affiliated)*......        161,250               -               -              -
Short-term investment securities, at value*..................      3,000,000               -       1,341,220              -
Repurchase agreements (cost equals market value).............      1,515,000       6,068,000               -      3,125,000
                                                              --------------  --------------  -------------- --------------
Total Investments............................................     85,619,660     303,255,632      91,642,632     62,479,960
                                                              --------------  --------------  -------------- --------------
Cash.........................................................            893             125             323            100
Foreign cash*................................................         25,221       3,097,323               -            181
Receivable for:
   Trust shares sold.........................................        230,641         252,917         329,224         85,706
   Dividends and interest....................................      1,573,636         155,994         160,270         38,983
   Investments sold..........................................      2,552,362       4,258,643               -      1,308,718
Prepaid expenses and other assets............................          9,269           2,901           2,850          2,428
Due from investment adviser for expense reimbursements/fee
 waivers.....................................................         12,763          55,452           8,311         22,962
                                                              --------------  --------------  -------------- --------------
TOTAL ASSETS.................................................     90,024,445     311,078,987      92,143,610     63,939,038
                                                              --------------  --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares redeemed.....................................          6,639         560,448           6,837         54,993
   Investments purchased.....................................      2,651,035       4,281,557               -      1,099,138
   Investment advisory and management fees...................         46,177         193,176          34,101         37,673
   Shareholder services......................................         16,492          57,970          17,051         11,919
   Administrative service fee................................          4,618          16,232           4,774          3,337
   Transfer agent fees and expenses..........................            710             593             592            593
   Trustees' fees and expenses...............................         61,037          51,038          83,234         77,302
   Other accrued expenses....................................         49,999          63,156          46,245         50,437
Variation margin on futures contracts........................              -               -               -              -
Due to custodian.............................................              -               -               -              -
                                                              --------------  --------------  -------------- --------------
TOTAL LIABILITIES............................................      2,836,707       5,224,170         192,834      1,335,392
                                                              --------------  --------------  -------------- --------------
NET ASSETS................................................... $   87,187,738  $  305,854,817  $   91,950,776 $   62,603,646
                                                              ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................. $       97,824  $      183,884  $       65,634 $       75,173
Additional paid in capital...................................     80,652,458     251,227,918      73,776,594     53,658,201
Accumulated undistributed net investment income (loss).......      1,697,854        (314,976)        377,496        (62,005)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short
 foreign exchange transactions and capital gains
 distributions received from underlying funds................      2,737,068       9,915,693       5,824,542       (798,807)
Unrealized appreciation (depreciation) on investments........      2,004,771      44,834,062      11,906,510      9,731,092
Unrealized appreciation (depreciation) on futures contracts..              -               -               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.................................................         (2,237)          8,236               -             (8)
                                                              --------------  --------------  -------------- --------------
   Net Assets................................................ $   87,187,738  $  305,854,817  $   91,950,776 $   62,603,646
                                                              ==============  ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)....................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding...............................................      9,782,366      18,388,432       6,563,402      7,517,311
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.. $         8.91  $        16.63  $        14.01 $         8.33
                                                              ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)............ $   78,958,958  $  252,353,570  $   78,394,902 $   49,623,868
                                                              ==============  ==============  ============== ==============
   Long-term investment securities (affiliated).............. $      140,931  $            -  $            - $            -
                                                              ==============  ==============  ============== ==============
   Short-term investment securities.......................... $    3,000,000  $    6,068,000  $    1,341,220 $            -
                                                              ==============  ==============  ============== ==============
   Foreign Cash.............................................. $       27,458  $    3,093,452  $            - $          189
                                                              ==============  ==============  ============== ==============

See Notes to Financial Statements

February 28, 2006 STATEMENTS OF ASSETS & LIABILITIES (Unaudited) - CONTINUED   69


                                                                               MODERATE
                                                                                GROWTH          MONEY
                                                                 MID CAP       LIFESTYLE      MARKET II       SMALL CAP
                                                                VALUE FUND       FUND           FUND         GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.... $  325,971,066 $            - $            - $   49,167,173
Long-term investment securities, at value (affiliated)*......              -     79,879,908              -              -
Short-term investment securities, at value*..................      2,842,000              -     78,742,960      2,378,000
Repurchase agreements (cost equals market value).............      5,606,000              -      5,152,000              -
                                                              -------------- -------------- -------------- --------------
Total Investments............................................    334,419,066     79,879,908     83,894,960     51,545,173
                                                              -------------- -------------- -------------- --------------
Cash.........................................................            623          8,740            995            576
Foreign cash*................................................              -              -              -              -
Receivable for:
   Trust shares sold.........................................        289,819        113,612        278,801        105,132
   Dividends and interest....................................        341,513              -        115,986          9,435
   Investments sold..........................................      2,953,530        139,375              -        787,396
Prepaid expenses and other assets............................          9,683          1,245          3,372          2,378
Due from investment adviser for expense reimbursements/fee
 waivers.....................................................        141,964          8,195          8,141          9,111
                                                              -------------- -------------- -------------- --------------
TOTAL ASSETS.................................................    338,156,198     80,151,075     84,302,255     52,459,201
                                                              -------------- -------------- -------------- --------------
LIABILITIES:
Payable for:
   Trust shares redeemed.....................................         57,768         37,803        202,671         14,246
   Investments purchased.....................................      3,075,641        215,184              -        191,220
   Investment advisory and management fees...................        184,791          6,018         15,895         32,898
   Shareholder services......................................         63,599              -         15,895          9,676
   Administrative service fee................................         17,808              -          4,451          2,709
   Transfer agent fees and expenses..........................            712            355            237            712
   Trustees' fees and expenses...............................        191,625         81,427        102,774         55,262
   Other accrued expenses....................................         66,380         30,887         41,085         33,344
Variation margin on futures contracts........................              -              -              -              -
Due to custodian.............................................              -              -              -              -
                                                              -------------- -------------- -------------- --------------
TOTAL LIABILITIES............................................      3,658,324        371,674        383,008        340,067
                                                              -------------- -------------- -------------- --------------
NET ASSETS................................................... $  334,497,874 $   79,779,401 $   83,919,247 $   52,119,134
                                                              ============== ============== ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................. $      180,377 $       64,102 $      839,192 $       38,163
Additional paid in capital...................................    267,022,259     69,240,347     83,077,333     47,009,185
Accumulated undistributed net investment income (loss).......        261,524        815,384          2,722       (164,845)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short
 foreign exchange transactions and capital gains
 distributions received from underlying funds................     20,812,710      5,633,263              -     (4,880,027)
Unrealized appreciation (depreciation) on investments........     46,220,841      4,026,305              -     10,116,658
Unrealized appreciation (depreciation) on futures contracts..              -              -              -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.................................................            163              -              -              -
                                                              -------------- -------------- -------------- --------------
Net Assets................................................... $  334,497,874 $   79,779,401 $   83,919,247 $   52,119,134
                                                              ============== ============== ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)....................  1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding...............................................     18,037,680      6,410,153     83,919,247      3,816,336
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.. $        18.54 $        12.45 $         1.00 $        13.66
                                                              ============== ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)............ $  279,750,225 $            - $            - $   39,050,515
                                                              ============== ============== ============== ==============
   Long-term investment securities (affiliated).............. $            - $   75,853,603 $            - $            -
                                                              ============== ============== ============== ==============
   Short-term investment securities.......................... $    2,842,000 $            - $   78,742,960 $    2,378,000
                                                              ============== ============== ============== ==============
   Foreign Cash.............................................. $            - $            - $            - $            -
                                                              ============== ============== ============== ==============

                                                                               SOCIALLY
                                                                SMALL CAP     RESPONSIBLE     STRATEGIC
                                                                VALUE FUND       FUND         BOND FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.... $   92,741,351 $  132,544,836 $  151,915,703
Long-term investment securities, at value (affiliated)*......              -         74,920         64,500
Short-term investment securities, at value*..................              -     10,632,462      6,000,000
Repurchase agreements (cost equals market value).............      2,309,000      2,886,000      2,361,000
                                                              -------------- -------------- --------------
Total Investments............................................     95,050,351    146,138,218    160,341,203
                                                              -------------- -------------- --------------
Cash.........................................................            628              -        251,190
Foreign cash*................................................              -              -        325,277
Receivable for:
   Trust shares sold.........................................         55,798        111,027        349,845
   Dividends and interest....................................         78,484        173,887      2,428,749
   Investments sold..........................................              -              -      2,803,178
Prepaid expenses and other assets............................          3,841          2,799          2,202
Due from investment adviser for expense reimbursements/fee
 waivers.....................................................         16,725         22,272         24,727
                                                              -------------- -------------- --------------
TOTAL ASSETS.................................................     95,205,827    146,448,203    166,526,371
                                                              -------------- -------------- --------------
LIABILITIES:
Payable for:
   Trust shares redeemed.....................................         46,850         13,858         10,224
   Investments purchased.....................................              -              -      4,083,363
   Investment advisory and management fees...................         50,615         27,475         73,235
   Shareholder services......................................         17,992         27,475         30,515
   Administrative service fee................................          5,038          7,693          8,544
   Transfer agent fees and expenses..........................            592            237            473
   Trustees' fees and expenses...............................         80,447         21,658         74,142
   Other accrued expenses....................................         90,189         24,062         41,544
Variation margin on futures contracts........................         22,000        118,550              -
Due to custodian.............................................              -          3,030              -
                                                              -------------- -------------- --------------
TOTAL LIABILITIES............................................        313,723        244,038      4,322,040
                                                              -------------- -------------- --------------
NET ASSETS................................................... $   94,892,104 $  146,204,165 $  162,204,331
                                                              ============== ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share................. $       63,698 $      126,095 $      146,434
Additional paid in capital...................................     75,468,983    138,296,327    154,499,243
Accumulated undistributed net investment income (loss).......        211,675        623,815      2,275,993
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short
 foreign exchange transactions and capital gains
 distributions received from underlying funds................      4,599,800      4,359,668      2,390,759
Unrealized appreciation (depreciation) on investments........     14,489,847      2,713,085      2,873,455
Unrealized appreciation (depreciation) on futures contracts..         58,101         85,175              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.................................................              -              -         18,447
                                                              -------------- -------------- --------------
Net Assets................................................... $   94,892,104 $  146,204,165 $  162,204,331
                                                              ============== ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share)....................  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding...............................................      6,369,777     12,609,470     14,643,427
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.. $        14.90 $        11.59 $        11.08
                                                              ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)............ $   78,251,504 $  129,828,379 $  149,047,361
                                                              ============== ============== ==============
   Long-term investment securities (affiliated).............. $            - $       78,292 $       59,387
                                                              ============== ============== ==============
   Short-term investment securities.......................... $            - $   10,632,462 $    6,000,000
                                                              ============== ============== ==============
   Foreign Cash.............................................. $            - $            - $      307,149
                                                              ============== ============== ==============

See Notes to Financial Statements

70             STATEMENTS OF OPERATIONS (Unaudited)              February 28, 2006

                                                               AGGRESSIVE               CONSERVATIVE
                                                                 GROWTH      CAPITAL       GROWTH
                                                               LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND    HIGH YIELD
                                                                  FUND         FUND         FUND        FUND       BOND FUND
                                                              -----------  ------------ ------------ -----------  -----------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $         -   $  173,547   $        -  $    22,283  $    48,012
Dividends (affiliated).......................................     648,643            -      507,683            -            -
Interest (unaffiliated)......................................          38       38,313          133    2,422,874    3,339,834
Interest (affiliated)........................................           -            -            -        1,375        8,250
                                                              -----------   ----------   ----------  -----------  -----------
   Total investment income*..................................     648,681      211,860      507,816    2,446,532    3,396,096
                                                              -----------   ----------   ----------  -----------  -----------
EXPENSES:
Investment advisory and management fees......................      20,864      143,560       16,593      219,945      285,246
Administrative service fee...................................           -       18,271            -       30,792       28,525
Shareholder service fees.....................................           -       65,255            -      109,973      101,873
Transfer agent fees and expenses.............................         647        1,292          647        1,293        1,291
Custodian fees...............................................      12,719        4,013       16,973       31,724       17,018
Reports to shareholders......................................       9,702       11,793        9,425       19,827       18,780
Audit and tax fees...........................................      11,825       13,664       11,798       16,210       16,251
Legal fees...................................................       1,954        2,284        1,809        3,252        2,991
Trustees' fees and expenses..................................      10,225       12,718       11,046       21,510       17,391
Interest expense.............................................           -            -            -          724            -
Dividends and interest expense on securities sold short......           -            -            -            -          533
Other expenses...............................................       1,839        3,066        1,793        3,532        3,459
                                                              -----------   ----------   ----------  -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................      69,775      275,916       70,084      458,782      493,358
                                                              -----------   ----------   ----------  -----------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................     (48,911)     (54,050)     (53,491)    (120,066)     (89,940)
   Fees paid indirectly (Note 7).............................           -            -            -            -            -
                                                              -----------   ----------   ----------  -----------  -----------
   Net expenses..............................................      20,864      221,866       16,593      338,716      403,418
                                                              -----------   ----------   ----------  -----------  -----------
Net investment income (loss).................................     627,817      (10,006)     491,223    2,107,816    2,992,678
                                                              -----------   ----------   ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**..           -      632,393            -     (928,288)   2,789,912
   Net realized gain (loss) on investments (affiliated)......   4,279,436            -    1,421,654            -            -
   Net realized gain (loss) from capital gain distributions
    received from underlying funds (affiliated)..............     506,258            -      259,003            -            -
   Net realized gain (loss) on futures contracts.............           -            -            -            -            -
   Net realized foreign exchange gain (loss) on other
    assets and liabilities...................................           -            -            -            -            -
                                                              -----------   ----------   ----------  -----------  -----------
Net realized gain (loss) on investments and foreign
 currencies..................................................   4,785,694      632,393    1,680,657     (928,288)   2,789,912
                                                              -----------   ----------   ----------  -----------  -----------
   Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)...............................           -    1,722,950            -   (1,114,139)  (2,967,185)
   Change in unrealized appreciation (depreciation) on
    investments (affiliated).................................  (1,554,203)           -     (543,826)        (280)      (3,012)
   Change in unrealized appreciation (depreciation) on
    futures contracts........................................           -            -            -            -            -
   Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities.............................           -            -            -            -         (880)
   Change in unrealized appreciation (depreciation) on
    securities sold short....................................           -            -            -            -      (16,313)
                                                              -----------   ----------   ----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (1,554,203)   1,722,950     (543,826)  (1,114,419)  (2,987,390)
                                                              -----------   ----------   ----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................   3,231,491    2,355,343    1,136,831   (2,042,707)    (197,478)
                                                              -----------   ----------   ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................. $ 3,859,308   $2,345,337   $1,628,054  $    65,109  $ 2,795,200
                                                              -----------   ----------   ----------  -----------  -----------
*Net of foreign withholding taxes on interest and dividends
 of.......................................................... $         -   $        -   $        -  $     6,224  $       319
                                                              -----------   ----------   ----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of....... $         -   $        -   $        -  $         -  $         -
                                                              -----------   ----------   ----------  -----------  -----------

                                                              INTERNATIONAL  LARGE CAP    MID CAP
                                                                SMALL CAP      VALUE      GROWTH
                                                               EQUITY FUND     FUND        FUND
                                                              ------------- ----------  ----------
INVESTMENT INCOME:
Dividends (unaffiliated).....................................  $   752,865  $1,006,555  $  175,419
Dividends (affiliated).......................................            -           -           -
Interest (unaffiliated)......................................      154,544          72      45,375
Interest (affiliated)........................................            -           -           -
                                                               -----------  ----------  ----------
   Total investment income*..................................      907,409   1,006,627     220,794
                                                               -----------  ----------  ----------
EXPENSES:
Investment advisory and management fees......................      915,109     223,841     215,676
Administrative service fee...................................       75,733      31,338      18,975
Shareholder service fees.....................................      270,475     111,921      67,768
Transfer agent fees and expenses.............................        1,077       1,077       1,077
Custodian fees...............................................      102,679       7,201      16,179
Reports to shareholders......................................       15,119      19,413      27,390
Audit and tax fees...........................................       17,525      13,794      13,794
Legal fees...................................................        3,119       3,337       2,384
Trustees' fees and expenses..................................       15,847      26,854      30,083
Interest expense.............................................            -           -           -
Dividends and interest expense on securities sold short......            -           -           -
Other expenses...............................................        4,570       3,901       3,593
                                                               -----------  ----------  ----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    1,421,253     442,677     396,919
                                                               -----------  ----------  ----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................     (339,353)    (80,055)   (166,509)
   Fees paid indirectly (Note 7).............................            -           -           -
                                                               -----------  ----------  ----------
   Net expenses..............................................    1,081,900     362,622     230,410
                                                               -----------  ----------  ----------
Net investment income (loss).................................     (174,491)    644,005      (9,616)
                                                               -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**..   10,206,971   6,065,871   2,819,714
   Net realized gain (loss) on investments (affiliated)......            -           -           -
   Net realized gain (loss) from capital gain distributions
    received from underlying funds (affiliated)..............            -           -           -
   Net realized gain (loss) on futures contracts.............            -           -      (2,692)
   Net realized foreign exchange gain (loss) on other
    assets and liabilities...................................     (257,733)          -         636
                                                               -----------  ----------  ----------
Net realized gain (loss) on investments and foreign
 currencies..................................................    9,949,238   6,065,871   2,817,658
                                                               -----------  ----------  ----------
   Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)...............................   31,888,249     793,155   2,633,528
   Change in unrealized appreciation (depreciation) on
    investments (affiliated).................................            -           -           -
   Change in unrealized appreciation (depreciation) on
    futures contracts........................................            -           -           -
   Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities.............................      (12,034)          -         (12)
   Change in unrealized appreciation (depreciation) on
    securities sold short....................................            -           -           -
                                                               -----------  ----------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................   31,876,215     793,155   2,633,516
                                                               -----------  ----------  ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................   41,825,453   6,859,026   5,451,174
                                                               -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................  $41,650,962  $7,503,031  $5,441,558
                                                               -----------  ----------  ----------
*Net of foreign withholding taxes on interest and dividends
 of..........................................................  $    53,213  $        -  $      643
                                                               -----------  ----------  ----------
**Net of foreign withholding taxes on capital gains of.......  $     3,373  $        -  $        -
                                                               -----------  ----------  ----------

See Notes to Financial Statements

February 28, 2006       STATEMENTS OF OPERATIONS (Unaudited) -CONTINUED        71


                                                                            MODERATE
                                                                             GROWTH        MONEY     SMALL CAP   SMALL CAP
                                                                MID CAP     LIFESTYLE    MARKET II    GROWTH       VALUE
                                                               VALUE FUND     FUND         FUND        FUND        FUND
                                                              -----------  -----------  ----------  ----------  ----------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $ 1,969,920  $         -  $        -  $  130,781  $  785,834
Dividends (affiliated).......................................           -    1,159,467           -       1,608           -
Interest (unaffiliated)......................................      99,433           15   1,631,687      18,750      50,882
Interest (affiliated)........................................           -            -           -           -           -
                                                              -----------  -----------  ----------  ----------  ----------
   Total investment income*..................................   2,069,353    1,159,482   1,631,687     151,139     836,716
                                                              -----------  -----------  ----------  ----------  ----------
EXPENSES:
Investment advisory and management fees......................   1,127,353       37,336      98,910     194,397     331,121
Administrative service fee...................................     108,396            -      27,695      16,009      32,989
Shareholder service fees.....................................     387,129            -      98,910      57,175     117,818
Transfer agent fees and expenses.............................       1,293          647         431       1,293       1,077
Custodian fees...............................................      84,168       12,741       5,383       9,990      59,577
Reports to shareholders......................................     101,272       11,384      10,156       8,826      18,131
Audit and tax fees...........................................      13,982       11,862      12,571      13,879      13,726
Legal fees...................................................       8,282        2,794       2,906       2,045       3,561
Trustees' fees and expenses..................................      37,417       10,987      12,410       8,943      15,542
Interest expense.............................................         371            -           -           -       1,396
Dividends and interest expense on securities sold short......           -            -           -           -           -
Other expenses...............................................       8,635        2,320       1,227       3,792       5,186
                                                              -----------  -----------  ----------  ----------  ----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................   1,878,298       90,071     270,599     316,349     600,124
                                                              -----------  -----------  ----------  ----------  ----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................    (252,356)     (52,735)    (49,041)    (51,054)   (152,416)
   Fees paid indirectly (Note 7).............................     (16,748)           -           -           -           -
                                                              -----------  -----------  ----------  ----------  ----------
   Net expenses..............................................   1,609,194       37,336     221,558     265,295     447,708
                                                              -----------  -----------  ----------  ----------  ----------
Net investment income (loss).................................     460,159    1,122,146   1,410,129    (114,156)    389,008
                                                              -----------  -----------  ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**..  21,100,822            -           -   3,058,835   4,495,716
   Net realized gain (loss) on investments (affiliated)......           -    5,098,859           -     (45,131)          -
   Net realized gain (loss) from capital gain distributions
    received from underlying funds (affiliated)..............           -      775,932           -           -           -
   Net realized gain (loss) on futures contracts.............           -            -           -           -     198,448
   Net realized foreign exchange gain (loss) on other
    assets and liabilities...................................       5,087            -           -           -          25
                                                              -----------  -----------  ----------  ----------  ----------
Net realized gain (loss) on investments and foreign
 currencies..................................................  21,105,909    5,874,791           -   3,013,704   4,694,189
                                                              -----------  -----------  ----------  ----------  ----------
   Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)...............................   7,422,726            -           -   2,415,190   2,359,996
   Change in unrealized appreciation (depreciation) on
    investments (affiliated).................................           -   (1,674,157)          -     (16,237)          -
   Change in unrealized appreciation (depreciation) on
    futures contracts........................................           -            -           -           -      80,139
   Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities.............................        (281)           -           -           -           -
   Change in unrealized appreciation (depreciation) on
    securities sold short....................................           -            -           -           -           -
                                                              -----------  -----------  ----------  ----------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................   7,422,445   (1,674,157)          -   2,398,953   2,440,135
                                                              -----------  -----------  ----------  ----------  ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  28,528,354    4,200,634           -   5,412,657   7,134,324
                                                              -----------  -----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................. $28,988,513  $ 5,322,780  $1,410,129  $5,298,501  $7,523,332
                                                              ===========  ===========  ==========  ==========  ==========
*Net of foreign withholding taxes on interest and dividends
 of.......................................................... $     4,682  $         -  $        -  $      293  $      335
                                                              -----------  -----------  ----------  ----------  ----------
**Net of foreign withholding taxes on capital gains of....... $         -  $         -  $        -  $        -  $        -
                                                              -----------  -----------  ----------  ----------  ----------

                                                               SOCIALLY
                                                              RESPONSIBLE  STRATEGIC
                                                                 FUND      BOND FUND
                                                              ----------- -----------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $1,277,571  $    46,176
Dividends (affiliated).......................................        169            -
Interest (unaffiliated)......................................    210,665    4,397,175
Interest (affiliated)........................................          -        3,300
                                                              ----------  -----------
   Total investment income*..................................  1,488,405    4,446,651
                                                              ----------  -----------
EXPENSES:
Investment advisory and management fees......................    183,966      434,900
Administrative service fee...................................     51,510       50,738
Shareholder service fees.....................................    183,966      181,209
Transfer agent fees and expenses.............................        431          860
Custodian fees...............................................     22,263       50,453
Reports to shareholders......................................     26,021       23,722
Audit and tax fees...........................................     13,915       16,430
Legal fees...................................................      3,115        4,364
Trustees' fees and expenses..................................     19,824       20,666
Interest expense.............................................          -            -
Dividends and interest expense on securities sold short......          -            -
Other expenses...............................................      4,177        4,064
                                                              ----------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    509,188      787,406
                                                              ----------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................    (97,104)    (142,304)
   Fees paid indirectly (Note 7).............................          -            -
                                                              ----------  -----------
   Net expenses..............................................    412,084      645,102
                                                              ----------  -----------
Net investment income (loss).................................  1,076,321    3,801,549
                                                              ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**..  4,827,424    2,450,947
   Net realized gain (loss) on investments (affiliated)......          -            -
   Net realized gain (loss) from capital gain distributions
    received from underlying funds (affiliated)..............          -            -
   Net realized gain (loss) on futures contracts.............   (266,733)           -
   Net realized foreign exchange gain (loss) on other
    assets and liabilities...................................          -      (16,223)
                                                              ----------  -----------
Net realized gain (loss) on investments and foreign
 currencies..................................................  4,560,691    2,434,724
                                                              ----------  -----------
   Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)...............................  2,332,138   (1,510,529)
   Change in unrealized appreciation (depreciation) on
    investments (affiliated).................................      8,083         (952)
   Change in unrealized appreciation (depreciation) on
    futures contracts........................................     79,700            -
   Change in unrealized foreign exchange gain (loss) on
    other assets and liabilities.............................          -       63,518
   Change in unrealized appreciation (depreciation) on
    securities sold short....................................          -            -
                                                              ----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  2,419,921   (1,447,963)
                                                              ----------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  6,980,612      986,761
                                                              ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................. $8,056,933  $ 4,788,310
                                                              ==========  ===========
*Net of foreign withholding taxes on interest and dividends
 of.......................................................... $        -  $     5,883
                                                              ----------  -----------
**Net of foreign withholding taxes on capital gains of....... $        -  $         -
                                                              ----------  -----------

See Notes to Financial Statements

72              STATEMENTS OF CHANGES IN NET ASSETS              February 28, 2006

                                                                        AGGRESSIVE GROWTH              CAPITAL
                                                                         LIFESTYLE FUND           APPRECIATION FUND
                                                                    ------------------------  ------------------------
                                                                    For the Six               For the Six
                                                                       Months                    Months
                                                                       Ended       For the       Ended       For the
                                                                    February 28,  Year Ended  February 28,  Year Ended
                                                                        2006      August 31,      2006      August 31,
                                                                    (Unaudited)      2005     (Unaudited)      2005
                                                                    ------------ -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $   627,817  $   291,138  $   (10,006) $   155,852
  Net realized gain (loss) on investments and foreign currencies...   4,785,694    3,870,260      632,393      335,714
  Net unrealized gain (loss) on investments and foreign currencies.  (1,554,203)   2,926,876    1,722,950    5,759,726
                                                                    -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations..   3,859,308    7,088,274    2,345,337    6,251,292
                                                                    -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................    (686,468)    (296,134)     (28,150)    (136,132)
Net realized gain on securities....................................    (887,991)           -            -            -
                                                                    -----------  -----------  -----------  -----------
Total distributions to shareholders................................  (1,574,459)    (296,134)     (28,150)    (136,132)
                                                                    -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   2,928,219      310,949   13,156,952      279,844
                                                                    -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   5,213,068    7,103,089   15,474,139    6,395,004
NET ASSETS:
Beginning of period................................................  40,623,260   33,520,171   48,939,124   42,544,120
                                                                    -----------  -----------  -----------  -----------
End of period+..................................................... $45,836,328  $40,623,260  $64,413,263  $48,939,124
                                                                    ===========  ===========  ===========  ===========

--------
+ Includes accumulated undistributed net investment income (loss).. $   (52,676) $     5,975  $   (51,764) $   (13,608)
                                                                    ===========  ===========  ===========  ===========

                                                                       CONSERVATIVE GROWTH
                                                                         LIFESTYLE FUND             CORE BOND FUND
                                                                    ------------------------  --------------------------
                                                                    For the Six               For the Six
                                                                       Months                    Months
                                                                       Ended       For the       Ended        For the
                                                                    February 28,  Year Ended  February 28,   Year Ended
                                                                        2006      August 31,      2006       August 31,
                                                                    (Unaudited)      2005     (Unaudited)       2005
                                                                    ------------ -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $   491,223  $   745,101  $  2,107,816  $  3,463,366
  Net realized gain (loss) on investments and foreign currencies...   1,680,657    1,455,631      (928,288)      381,785
  Net unrealized gain (loss) on investments and foreign currencies.    (543,826)   1,672,231    (1,114,419)      251,924
                                                                    -----------  -----------  ------------  ------------
  Net increase (decrease) in net assets resulting from operations..   1,628,054    3,872,963        65,109     4,097,075
                                                                    -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................    (558,981)    (752,113)   (1,200,000)   (3,388,978)
Net realized gain on securities....................................  (1,543,386)           -      (149,409)     (223,226)
                                                                    -----------  -----------  ------------  ------------
Total distributions to shareholders................................  (2,102,367)    (752,113)   (1,349,409)   (3,612,204)
                                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................     247,914      698,678   (16,882,996)   29,404,646
                                                                    -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................    (226,399)   3,819,528   (18,167,296)   29,889,517
NET ASSETS:
Beginning of period................................................  34,468,317   30,648,789   101,298,630    71,409,113
                                                                    -----------  -----------  ------------  ------------
End of period+..................................................... $34,241,918  $34,468,317  $ 83,131,334  $101,298,630
                                                                    ===========  ===========  ============  ============

--------
+ Includes accumulated undistributed net investment income (loss).. $   (47,507) $    20,251  $  1,185,484  $    277,668
                                                                    ===========  ===========  ============  ============

See Notes to Financial Statements

February 28, 2006       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        73

                                                                                              INTERNATIONAL
                                                               HIGH YIELD BOND FUND       SMALL CAP EQUITY FUND
                                                             ------------------------  --------------------------
                                                             For the Six               For the Six
                                                                Months                    Months
                                                                Ended       For the       Ended        For the
                                                             February 28,  Year Ended  February 28,   Year Ended
                                                                 2006      August 31,      2006       August 31,
                                                             (Unaudited)      2005     (Unaudited)       2005
                                                             ------------ -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).............................. $ 2,992,678  $ 5,090,425  $   (174,491) $    616,204
  Net realized gain (loss) on investments and foreign
   currencies...............................................   2,789,912    1,181,494     9,949,238     7,574,496
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................  (2,987,390)   4,534,578    31,876,215     9,567,276
                                                             -----------  -----------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations...............................................   2,795,200   10,806,497    41,650,962    17,757,976
                                                             -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................  (1,500,000)  (5,041,023)     (439,407)     (152,146)
  Net realized gain on securities...........................    (844,831)  (1,345,599)   (2,878,425)     (277,505)
                                                             -----------  -----------  ------------  ------------
Total distributions to shareholders.........................  (2,344,831)  (6,386,622)   (3,317,832)     (429,651)
                                                             -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................   6,072,500   22,682,983   163,491,739    45,474,252
                                                             -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   6,522,869   27,102,858   201,824,869    62,802,577
NET ASSETS:
Beginning of period.........................................  80,664,869   53,562,011   104,029,948    41,227,371
                                                             -----------  -----------  ------------  ------------
End of period+.............................................. $87,187,738  $80,664,869  $305,854,817  $104,029,948
                                                             ===========  ===========  ============  ============

--------
+ Includes accumulated undistributed net investment
 income (loss).............................................. $ 1,697,854  $   205,176  $   (314,976) $    298,922
                                                             ===========  ===========  ============  ============

                                                               LARGE CAP VALUE FUND       MID CAP GROWTH FUND
                                                             ------------------------  ------------------------
                                                             For the Six               For the Six
                                                                Months                    Months
                                                                Ended       For the       Ended       For the
                                                             February 28,  Year Ended  February 28,  Year Ended
                                                                 2006      August 31,      2006      August 31,
                                                             (Unaudited)      2005     (Unaudited)      2005
                                                             ------------ -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).............................. $   644,005  $ 1,135,912  $    (9,616) $   (88,566)
  Net realized gain (loss) on investments and foreign
   currencies...............................................   6,065,871    5,878,432    2,817,658    7,294,108
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................     793,155    6,654,302    2,633,516    4,554,134
                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................   7,503,031   13,668,646    5,441,558   11,759,676
                                                             -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (390,000)  (1,037,372)           -            -
  Net realized gain on securities...........................  (5,343,846)  (3,197,600)           -            -
                                                             -----------  -----------  -----------  -----------
Total distributions to shareholders.........................  (5,733,846)  (4,234,972)           -            -
                                                             -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................   1,328,686    9,587,874    4,826,711   (3,870,260)
                                                             -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   3,097,871   19,021,548   10,268,269    7,889,416
NET ASSETS:
Beginning of period.........................................  88,852,905   69,831,357   52,335,377   44,445,961
                                                             -----------  -----------  -----------  -----------
End of period+.............................................. $91,950,776  $88,852,905  $62,603,646  $52,335,377
                                                             ===========  ===========  ===========  ===========

--------
+ Includes accumulated undistributed net investment
 income (loss).............................................. $   377,496  $   123,491  $   (62,005) $   (52,389)
                                                             ===========  ===========  ===========  ===========

See Notes to Financial Statements

74        STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        February 28, 2006


                                                                                                     MODERATE GROWTH
                                                                        MID CAP VALUE FUND           LIFESTYLE FUND
                                                                    --------------------------  ------------------------
                                                                      For the                     For the
                                                                     Six Months                  Six Months
                                                                       Ended        For the        Ended       For the
                                                                    February 28,   Year Ended   February 28,  Year Ended
                                                                        2006       August 31,       2006      August 31,
                                                                    (Unaudited)       2005      (Unaudited)      2005
                                                                    ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $    460,159  $     73,728  $ 1,122,146  $ 1,034,861
  Net realized gain (loss) on investments and foreign currencies...   21,105,909    24,862,784    5,874,791    4,234,383
  Net unrealized gain (loss) on investments and foreign currencies.    7,422,445    24,972,352   (1,674,157)   4,728,655
                                                                    ------------  ------------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations..   28,988,513    49,908,864    5,322,780    9,997,899
                                                                    ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................     (127,930)     (153,060)    (340,001)  (1,022,983)
Net realized gain on securities....................................  (23,322,429)  (20,020,807)  (2,483,137)           -
                                                                    ------------  ------------  -----------  -----------
Total distributions to shareholders................................  (23,450,359)  (20,173,867)  (2,823,138)  (1,022,983)
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   26,945,751    79,671,722    3,475,326    8,585,540
                                                                    ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   32,483,905   109,406,719    5,974,968   17,560,456
NET ASSETS:
Beginning of period................................................  302,013,969   192,607,250   73,804,433   56,243,977
                                                                    ------------  ------------  -----------  -----------
End of period+..................................................... $334,497,874  $302,013,969  $79,779,401  $73,804,433
                                                                    ============  ============  ===========  ===========

--------
+ Includes accumulated undistributed net investment
 income (loss)..................................................... $    261,524  $    (70,705) $   815,384  $    33,239
                                                                    ============  ============  ===========  ===========

                                                                      MONEY MARKET II FUND      SMALL CAP GROWTH FUND
                                                                    ------------------------  ------------------------
                                                                      For the                   For the
                                                                     Six Months                Six Months
                                                                       Ended       For the       Ended       For the
                                                                    February 28,  Year Ended  February 28,  Year Ended
                                                                        2006      August 31,      2006      August 31,
                                                                    (Unaudited)      2005     (Unaudited)      2005
                                                                    ------------ -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $ 1,410,129  $ 1,425,364  $  (114,156) $  (352,809)
  Net realized gain (loss) on investments and foreign currencies...           -            -    3,013,704    2,277,027
  Net unrealized gain (loss) on investments and foreign currencies.           -            -    2,398,953    5,634,685
                                                                    -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations..   1,410,129    1,425,364    5,298,501    7,558,903
                                                                    -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................  (1,410,129)  (1,425,364)           -            -
Net realized gain on securities....................................           -            -            -            -
                                                                    -----------  -----------  -----------  -----------
Total distributions to shareholders................................  (1,410,129)  (1,425,364)           -            -
                                                                    -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   8,083,354    2,935,100      732,787     (226,076)
                                                                    -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   8,083,354    2,935,100    6,031,288    7,332,827
NET ASSETS:
Beginning of period................................................  75,835,893   72,900,793   46,087,846   38,755,019
                                                                    -----------  -----------  -----------  -----------
End of period+..................................................... $83,919,247  $75,835,893  $52,119,134  $46,087,846
                                                                    ===========  ===========  ===========  ===========

--------
+ Includes accumulated undistributed net investment
 income (loss)..................................................... $     2,722  $     2,722  $  (164,845) $   (50,689)
                                                                    ===========  ===========  ===========  ===========

See Notes to Financial Statements

February 28, 2006       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        75


                                                                       SMALL CAP VALUE FUND     SOCIALLY RESPONSIBLE FUND
                                                                    -------------------------  --------------------------
                                                                      For the                    For the
                                                                     Six Months                 Six Months
                                                                       Ended        For the       Ended        For the
                                                                    February 28,   Year Ended  February 28,   Year Ended
                                                                        2006       August 31,      2006       August 31,
                                                                    (Unaudited)       2005     (Unaudited)       2005
                                                                    ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $    389,008  $   749,840  $  1,076,321  $  1,537,668
  Net realized gain (loss) on investments and foreign currencies...    4,694,189   12,394,119     4,560,691     4,076,604
  Net unrealized gain (loss) on investments and foreign currencies.    2,440,135    3,377,380     2,419,921       921,621
                                                                    ------------  -----------  ------------  ------------
  Net Increase (decrease) in net assets resulting from operations..    7,523,332   16,521,339     8,056,933     6,535,893
                                                                    ------------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................     (120,001)    (791,963)     (600,000)   (1,419,049)
Net realized gain on securities....................................  (11,678,539)  (4,525,473)   (3,035,140)            -
                                                                    ------------  -----------  ------------  ------------
Total distributions to shareholders................................  (11,798,540)  (5,317,436)   (3,635,140)   (1,419,049)
                                                                    ------------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................    1,853,594   14,738,413   (50,822,017)  154,637,423
                                                                    ------------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   (2,421,614)  25,942,316   (46,400,224)  159,754,267
NET ASSETS:
Beginning of period................................................   97,313,718   71,371,402   192,604,389    32,850,122
                                                                    ------------  -----------  ------------  ------------
End of period+..................................................... $ 94,892,104  $97,313,718  $146,204,165  $192,604,389
                                                                    ============  ===========  ============  ============

--------
+ Includes accumulated undistributed net investment income (loss).. $    211,675  $   (57,332) $    623,815  $    147,494
                                                                    ============  ===========  ============  ============

                                                                        STRATEGIC BOND FUND
                                                                    --------------------------
                                                                      For the
                                                                     Six Months
                                                                       Ended        For the
                                                                    February 28,   Year Ended
                                                                        2006       August 31,
                                                                    (Unaudited)       2005
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $  3,801,549  $  5,498,377
  Net realized gain (loss) on investments and foreign currencies...    2,434,724     3,097,001
  Net unrealized gain (loss) on investments and foreign currencies.   (1,447,963)    2,534,810
                                                                    ------------  ------------
  Net Increase (decrease) in net assets resulting from operations..    4,788,310    11,130,188
                                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................   (2,050,000)   (5,326,894)
Net realized gain on securities....................................   (2,453,570)   (2,131,530)
                                                                    ------------  ------------
Total distributions to shareholders................................   (4,503,570)   (7,458,424)
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   25,624,920    52,830,246
                                                                    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   25,909,660    56,502,010
NET ASSETS:
Beginning of period................................................  136,294,671    79,792,661
                                                                    ------------  ------------
End of period+..................................................... $162,204,331  $136,294,671
                                                                    ============  ============

--------
+ Includes accumulated undistributed net investment income (loss).. $  2,275,993  $    524,444
                                                                    ============  ============

See Notes to Financial Statements

       76           NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). VC II is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. VC II consists of 15 separate mutual funds (the "Funds"), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*   Mid Cap Value Fund
Capital Appreciation Fund           Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund* Money Market II Fund
Core Bond Fund                      Small Cap Growth Fund
High Yield Bond Fund                Small Cap Value Fund
International Small Cap Equity Fund Socially Responsible Fund
Large Cap Value Fund                Strategic Bond Fund
Mid Cap Growth Fund
--------
*The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

 Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuations

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

 For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     77


B. Options, Futures and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward foreign currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At February 28, 2006, Money Market II Fund held 1.47% undivided interest, representing $5,152,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated February 28, 2006, bears interest at a rate of 4.51% per annum, has a principal amount of $350,000,000, a repurchase price of $350,043,847 and matures March 1, 2006. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   3.00%  07/15/12 $306,438,000 $357,912,345

D. Mortgage-Backed Dollar Rolls

 During the period ended February 28, 2006, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

 Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Effective February 24, 2006, except for the Money Market II Fund, dividends from net investment income, if any, are declared and paid annually. Prior to February 24, 2006, except for the Money Market II Fund, dividends from net investment income, if any, were declared and paid quarterly. For the Money Market II Fund, dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     79


Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   Aggressive Growth Lifestyle Fund    0.10%
   -------------------------------------------------------------------------
   Capital Appreciation Fund           0.55%
   -------------------------------------------------------------------------
   Conservative Growth Lifestyle Fund  0.10%
   -------------------------------------------------------------------------
   Core Bond Fund                      0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
   -------------------------------------------------------------------------
   High Yield Bond Fund                0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
   -------------------------------------------------------------------------
   International Small Cap Equity Fund 0.90% on the first $100 million
                                       0.80% on assets over $100 million
   -------------------------------------------------------------------------
   Large Cap Value Fund                0.50%
   -------------------------------------------------------------------------
   Mid Cap Growth Fund                 0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   -------------------------------------------------------------------------
   Mid Cap Value Fund                  0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
   -------------------------------------------------------------------------
   Moderate Growth Lifestyle Fund      0.10%
   -------------------------------------------------------------------------
   Money Market II Fund                0.25%
   -------------------------------------------------------------------------
   Small Cap Growth Fund               0.85%
   -------------------------------------------------------------------------
   Small Cap Value Fund                0.75% on the first $50 million
                                       0.65% on the assets over $50 million
   -------------------------------------------------------------------------
   Socially Responsible Fund           0.25%
   -------------------------------------------------------------------------
   Strategic Bond Fund                 0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million

 VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--sub-adviser for the International
        Small Cap Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("SAAMCo")--sub-adviser for the
        Money Market II Fund.
     A I M Capital Management, Inc.--sub-adviser for the Mid Cap Growth Fund. Credit Suisse Asset Management, LLC--sub-adviser for the Capital
        Appreciation Fund.
     FAF Advisors, Inc.--sub-adviser for a portion of the Mid Cap Value Fund. Franklin Advisers, Inc.--sub-adviser for the Small Cap Growth Fund. JPMorgan Investment Advisors, Inc.--sub-adviser for Small Cap Value Fund. SSgA Funds Management, Inc.--sub-adviser for the Large Cap Value Fund. Wellington Management Co. LLP--sub-adviser for a portion of the Mid Cap
        Value Fund.

 Effective November 7, 2005, FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc.) became a sub-adviser to the Mid Cap Value Fund, managing a portion of the assets of the Fund. Wellington Management Co. LLP continues to manage a portion of the assets of the Mid Cap Value Fund.

 The sub-advisers are compensated for their services by VALIC.

 VALIC has agreed to contractually waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through 12/31/06. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                   Maximum
                                                   Expense
                   Fund                           Limitation
                   -----------------------------------------
                   Aggressive Growth Lifestyle...    0.10%
                   Capital Appreciation..........    0.85%
                   Conservative Growth Lifestyle.    0.10%
                   Core Bond.....................    0.77%
                   High Yield Bond...............    0.99%
                   International Small Cap Equity    1.00%
                   Large Cap Value...............    0.81%
                   Mid Cap Growth................    0.85%
                   Mid Cap Value.................    1.05%
                   Moderate Growth Lifestyle.....    0.10%
                   Money Market II...............    0.56%
                   Small Cap Growth..............    1.16%
                   Small Cap Value...............    0.95%
                   Socially Responsible..........    0.56%
                   Strategic Bond................    0.89%

 VC II, on behalf of each Fund, has entered into an Administrative Services Agreement with SAAMCo. SAAMCo receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC II. During the period ended February 28, 2006, VC II accrued $490,971 for accounting and administrative services.

 VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended February 28, 2006, VC II accrued $14,433 in transfer agency and shareholder services fees.

 VC II, on behalf of each Fund, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 28, 2006, VC II accrued $1,753,472 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. For the period ended February 28, 2006, VC II has deferred $3,619 of trustee compensation.

 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. The following amounts for the retirement plan liability are included in the payable for Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations:

                                                      Retirement Retirement
                                                         Plan       Plan
                                       Retirement      Expense    Payments
                                    Plan Liability as ---------- ----------
                                     of February 28,  For the period ended
     Fund                                 2006          February 28, 2006
     ------------------------------ ----------------- ---------------------
     Aggressive Growth Lifestyle...     $ 46,781       $ 4,704      $ --
     Capital Appreciation..........       46,424         5,856       103
     Conservative Growth Lifestyle.       47,398         4,067        --
     Core Bond.....................       95,837        10,720       201
     High Yield Bond...............       61,014         9,040       172
     International Small Cap Equity       61,041         8,474       297
     Large Cap Value...............       74,960        10,400       190
     Mid Cap Growth................       57,366         6,289       110
     Mid Cap Value.................      219,330        32,705       642
     Moderate Growth Lifestyle.....       85,449         8,434        --
     Money Market II...............      103,411         9,207       167
     Small Cap Growth..............       55,018         5,578        96
     Small Cap Value...............       86,342        11,606       205
     Socially Responsible..........       43,140        14,921       349
     Strategic Bond................       82,392        13,857       292

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     81


 At February 28, 2006, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following
Funds:

                     Fund                            VALIC
                     ------------------------------ ------
                     Aggressive Growth Lifestyle... 100.00%
                     Capital Appreciation.......... 100.00%
                     Conservative Growth Lifestyle. 100.00%
                     Core Bond..................... 100.00%
                     High Yield....................  99.24%
                     International Small Cap Equity 100.00%
                     Large Cap Value............... 100.00%
                     Mid Cap Growth................ 100.00%
                     Mid Cap Value.................  98.98%
                     Moderate Growth Lifestyle..... 100.00%
                     Money Market II............... 100.00%
                     Small Cap Growth.............. 100.00%
                     Small Cap Value............... 100.00%
                     Socially Responsible.......... 100.00%
                     Strategic Bond................  99.10%

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                  Capital Gain
                                                                  Distribution
Fund                             Security                Income     Received
------------------- ---------------------------------- ---------- ------------
Aggressive Growth
 Lifestyle......... Various VCII Funds*                $  648,643   $506,258
Conservative Growth
 Lifestyle......... Various VCII Funds*                   507,683    259,003
Core Bond.......... Riviera Holdings Corp.
                    11.00% due 06/15/10                     1,375         --
High Yield Bond.... Riviera Holdings Corp.
                    11.00% due 06/15/10                     8,250         --
Moderate Growth
 Lifestyle......... Various VCII Funds*                 1,159,467    775,932
Small Cap Growth... IPC Holdings, Ltd.                      1,608         --
Socially
 Responsible....... American International Group, Inc.        169         --
Strategic Bond..... Riviera Holdings Corp.
                    11.00% due 06/15/10                     3,300         --

                                                                             Change in       Discount
                       Market Value   Cost of    Proceeds from  Realized    Unrealized      (Premium)      Market Value
Fund                   at 08/31/05   Purchases       Sales     Gain/(Loss)  Gain/(Loss)    Amortization     at 2/28/06
------------           -----------  -----------  ------------- -----------  -----------    ------------    ------------
Aggressive Growth
 Lifestyle.........    $40,685,042  $24,721,266+ $22,227,424   $4,279,436   $(1,554,203)   $ --            $45,904,117
Conservative Growth
 Lifestyle........      34,522,660   16,226,161+  17,313,928    1,421,654      (543,826)     --             34,312,721
Core Bond..........         27,250           --           --           --          (280)    (95)                26,875
High Yield Bond....        163,500           --           --           --        (3,012)    762                161,250
Moderate Growth
 Lifestyle........      73,910,825  39,588,035+   37,043,654    5,098,859    (1,674,157)     --             79,879,908
Small Cap Growth..         263,243          --       201,875      (45,131)      (16,237)     --                     --
Socially
 Responsible.......         66,837          --            --           --         8,083      --                 74,920
Strategic Bond.....         65,400          --            --           --          (952)     52                 64,500


--------
*See Schedule of Investments for details.
+Includes reinvestment of distributions received.

Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended February 28, 2006, were as follows:

                         Purchases of Investment      Sales of Investment
                        Securities (Excluding U.S. Securities (Excluding U.S.   Purchase of U.S.        Sales of U.S.
Fund                      Government Securities)     Government Securities)   Government Securities Government Securities
----------------------- -------------------------- -------------------------- --------------------- ---------------------
Aggressive Growth
 Lifestyle.............        $ 23,566,366               $ 22,227,424             $        --           $        --
Capital Appreciation...          30,968,471                 19,996,303                      --                    --
Conservative Growth
 Lifestyle.............          15,459,476                 17,313,928                      --                    --
Core Bond..............          55,055,568                 55,814,254              25,844,756            41,624,252
High Yield Bond........          33,916,490                 22,184,288                      --                    --
International Small Cap
 Equity................         242,198,048                 86,286,492                      --                    --
Large Cap Value........          44,691,231                 48,299,465                      --                    --
Mid Cap Growth.........          42,537,932                 38,679,007                      --                    --
Mid Cap Value..........         160,784,451                161,812,730                      --                    --
Moderate Growth
 Lifestyle.............          37,795,384                 37,043,654                      --                    --
Small Cap Growth.......          14,057,341                 14,436,508                      --                    --
Small Cap Value........          22,944,627                 31,075,456                 206,994                    --
Socially Responsible...         122,303,754                173,449,038                      --                    --
Strategic Bond.........          82,863,246                 60,953,121              20,671,664             9,320,396

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2005.

 The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2006:

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Aggressive Growth Lifestyle...  $ 43,309,083   $ 2,901,018   $  305,985   $ 2,595,033
Capital Appreciation..........    57,825,210     7,727,755    1,058,825     6,668,930
Conservative Growth Lifestyle.    33,275,840     1,271,828      234,947     1,036,881
Core Bond.....................    85,357,188       964,373    1,265,241      (300,868)
High Yield Bond...............    83,667,733     5,416,096    3,464,169     1,951,927
International Small Cap Equity   258,455,115    48,410,522    3,610,005    44,800,517
Large Cap Value...............    79,977,451    12,865,210    1,200,029    11,665,181
Mid Cap Growth................    52,835,263    10,090,321      445,624     9,644,697
Mid Cap Value.................   288,491,424    52,039,616    6,111,974    45,927,642
Moderate Growth Lifestyle.....    76,095,131     4,113,154      328,377     3,784,777
Money Market II...............    83,894,960            --           --            --
Small Cap Growth..............    41,624,823    11,511,661    1,591,311     9,920,350
Small Cap Value...............    80,676,931    16,633,589    2,260,169    14,373,420
Socially Responsible..........   143,620,681     6,365,990    3,848,453     2,517,537
Strategic Bond................   157,511,713     5,895,055    3,065,565     2,829,490

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     83


 The tax basis distributable earnings at August 31, 2005 and the tax character of distributions paid during the year ended August 31, 2005 were as follows:

                                         Distributable Earnings             Tax Distributions
                               ------------------------------------------ ----------------------
                                          Long-Term Gains/   Unrealized               Long-Term
                                Ordinary    Capital and     Appreciation   Ordinary    Capital
                                 Income     Other Losses   (Depreciation)   Income      Gains
                               ---------- ---------------- -------------- ---------- -----------
Aggressive Growth Lifestyle... $   48,560   $    257,014    $ 4,149,237   $  296,134 $        --
Capital Appreciation..........     28,150    (14,756,121)     4,945,980      136,132          --
Conservative Growth Lifestyle.     64,046      1,176,165      1,580,707      752,113          --
Core Bond.....................    515,106        (25,500)       813,550    3,602,735       9,469
High Yield Bond...............  1,056,207        602,751      4,937,080    5,041,023   1,345,599
International Small Cap Equity  3,317,831        (86,290)    12,932,538      186,149     243,502
Large Cap Value...............  2,760,736      2,772,923     10,872,026    1,037,372   3,197,600
Mid Cap Growth................         --     (3,530,070)     7,011,173           --          --
Mid Cap Value.................  6,761,108     16,682,754     38,505,360    6,640,147  13,533,720
Moderate Growth Lifestyle.....    111,117      2,483,137      5,458,934    1,022,983          --
Money Market II...............     99,075             --             --    1,425,364          --
Small Cap Growth..............         --     (7,697,423)     7,521,397           --          --
Small Cap Value...............  1,724,645      9,973,380     12,013,424    1,095,362   4,222,074
Socially Responsible..........  2,409,377        803,072        177,316    1,419,049          --
Strategic Bond................  2,091,968      1,229,572      4,330,804    5,910,783   1,547,641

 As of August 31, 2005, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

                                           Capital Loss Carryforward
                                   -----------------------------------------
    Fund                              2010       2011       2012      2013
    ------------------------------ ---------- ---------- ---------- --------
    Aggressive Growth Lifestyle... $       -- $       -- $       -- $     --
    Capital Appreciation..........  5,964,379  6,282,529  2,100,734  408,479
    Conservative Growth Lifestyle.         --         --         --       --
    Core Bond.....................         --         --         --       --
    High Yield Bond...............         --         --         --       --
    International Small Cap Equity         --         --         --       --
    Large Cap Value...............         --         --         --       --
    Mid Cap Growth................         --  3,530,070         --       --
    Mid Cap Value.................         --         --         --       --
    Moderate Growth Lifestyle.....         --         --         --       --
    Money Market II...............         --         --         --       --
    Small Cap Growth..............    341,663  7,355,760         --       --
    Small Cap Value...............         --         --         --       --
    Socially Responsible..........         --         --         --       --
    Strategic Bond................         --         --         --       --

 The Fund's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended August 31, 2005.

       Fund                           Capital Loss Carryforward Utilized
       ------------------------------ ----------------------------------
       Aggressive Growth Lifestyle...             $2,435,427
       Capital Appreciation..........                     --
       Conservative Growth Lifestyle.                314,053
       Core Bond.....................                     --
       High Yield Bond...............                     --
       International Small Cap Equity              4,006,710
       Large Cap Value...............                     --
       Mid Cap Growth................              7,196,772
       Mid Cap Value.................                     --
       Moderate Growth Lifestyle.....              1,396,226
       Money Market II...............                     --
       Small Cap Growth..............              2,132,460
       Small Cap Value...............                     --
       Socially Responsible..........              1,112,545
       Strategic Bond................                     --

 Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2005, the Funds elected to defer capital losses as follows:

                                  Deferred Post-October Deferred Post-October
   Fund                               Capital Loss          Currency Loss
   ------------------------------ --------------------- ---------------------
   Aggressive Growth Lifestyle...        $    --               $    --
   Capital Appreciation..........             --                    --
   Conservative Growth Lifestyle.             --                    --
   Core Bond.....................         25,500                    --
   High Yield Bond...............             --                    --
   International Small Cap Equity             --                76,977
   Large Cap Value...............             --                    --
   Mid Cap Growth................             --                    --
   Mid Cap Value.................             --                 6,497
   Moderate Growth Lifestyle.....             --                    --
   Money Market II...............             --                    --
   Small Cap Growth..............             --                    --
   Small Cap Value...............             --                    --
   Socially Responsible..........             --                    --
   Strategic Bond................             --                    --

 For the year ended August 31, 2005, the International Small Cap Equity Fund elected to defer $9,313 of Post October Passive Foreign Investment Company ("PFIC") loss deferrals.

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                    Aggressive Growth Lifestyle                            Capital Appreciation
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended       For the year ended       For the period ended       For the year ended
                           February 28, 2006*          August 31, 2005         February 28, 2006*          August 31, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............    884,597  $ 10,026,593   1,154,937  $ 11,809,558   2,608,155  $ 24,154,860   2,011,313  $ 17,015,673
Reinvested dividends...    140,176     1,574,459      28,458       296,134       3,030        28,150      15,382       136,132
Shares redeemed........   (773,211)   (8,672,833) (1,166,011)  (11,794,743) (1,216,444)  (11,026,058) (1,990,333)  (16,871,961)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)    251,562  $  2,928,219      17,384  $    310,949   1,394,741  $ 13,156,952      36,362  $    279,844
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                   Conservative Growth Lifestyle                                 Core Bond
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended       For the year ended       For the period ended       For the year ended
                           February 28, 2006*          August 31, 2005         February 28, 2006*          August 31, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............    684,543  $  7,296,627   1,163,750  $ 12,143,767   2,832,898  $ 27,980,311   5,272,809  $ 52,892,818
Reinvested dividends...    201,523     2,102,367      71,522       752,113     138,212     1,349,409     360,971     3,612,204
Shares redeemed........   (860,395)   (9,151,080) (1,175,880)  (12,197,202) (4,665,234)  (46,212,716) (2,699,948)  (27,100,376)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)     25,671  $    247,914      59,392  $    698,678  (1,694,124) $(16,882,996)  2,933,832  $ 29,404,646
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                          High Yield Bond                             International Small Cap Equity
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended       For the year ended       For the period ended       For the year ended
                           February 28, 2006*          August 31, 2005         February 28, 2006*          August 31, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............  1,769,174  $ 15,579,755   5,110,983  $ 44,212,347  13,290,787  $200,181,941   5,762,882  $ 74,556,978
Reinvested dividends...    270,853     2,344,831     738,269     6,386,622     217,301     3,317,832      35,924       429,651
Shares redeemed........ (1,347,847)  (11,852,086) (3,228,903)  (27,915,986) (2,524,919)  (40,008,034) (2,373,753)  (29,512,377)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)    692,180  $  6,072,500   2,620,349  $ 22,682,983  10,983,169  $163,491,739   3,425,053  $ 45,474,252
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     85


                                           Large Cap Value                                      Mid Cap Growth
                        ----------------------------------------------------  --------------------------------------------------
                           For the period ended        For the year ended       For the period ended       For the year ended
                            February 28, 2006*          August 31, 2005          February 28, 2006*          August 31, 2005
                        -------------------------  -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares sold............   1,575,733  $ 21,738,464    2,645,083  $ 34,505,286   1,538,377  $ 12,154,507   1,467,927  $ 10,047,954
Reinvested dividends...     423,402     5,733,846      322,066     4,234,972          --            --          --            --
Shares redeemed........  (1,911,435)  (26,143,624)  (2,226,243)  (29,152,384)   (941,326)   (7,327,796) (2,034,783)  (13,918,214)
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)      87,700  $  1,328,686      740,906  $  9,587,874     597,051  $  4,826,711    (566,856) $ (3,870,260)
                        ===========  ============  ===========  ============  ==========  ============  ==========  ============

                                            Mid Cap Value                                  Moderate Growth Lifestyle
                        ----------------------------------------------------  --------------------------------------------------
                           For the period ended        For the year ended       For the period ended       For the year ended
                            February 28, 2006*          August 31, 2005          February 28, 2006*          August 31, 2005
                        -------------------------  -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares sold............   2,379,307  $ 43,084,150    5,332,054  $ 92,143,978   1,443,767  $ 17,614,088   1,958,656  $ 22,316,840
Reinvested dividends...   1,340,021    23,450,359    1,180,449    20,173,867     233,257     2,823,138      88,284     1,022,983
Shares redeemed........  (2,210,124)  (39,588,758)  (1,886,258)  (32,646,123) (1,396,269)  (16,961,900) (1,296,969)  (14,754,283)
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)   1,509,204  $ 26,945,751    4,626,245  $ 79,671,722     280,755  $  3,475,326     749,971  $  8,585,540
                        ===========  ============  ===========  ============  ==========  ============  ==========  ============

                                           Money Market II                                     Small Cap Growth
                        ----------------------------------------------------  --------------------------------------------------
                           For the period ended        For the year ended       For the period ended       For the year ended
                            February 28, 2006*          August 31, 2005          February 28, 2006*          August 31, 2005
                        -------------------------  -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares sold............  47,587,063  $ 47,587,063   89,488,133  $ 89,488,133     741,686  $  9,564,526   1,152,352  $ 13,217,917
Reinvested dividends...   1,410,129     1,410,129    1,425,364     1,425,364          --            --          --            --
Shares redeemed........ (40,913,838)  (40,913,838) (87,978,397)  (87,978,397)   (704,723)   (8,831,739) (1,173,260)  (13,443,993)
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)   8,083,354  $  8,083,354    2,935,100  $  2,935,100      36,963  $    732,787     (20,908) $   (226,076)
                        ===========  ============  ===========  ============  ==========  ============  ==========  ============

                                           Small Cap Value                                   Socially Responsible
                        ----------------------------------------------------  --------------------------------------------------
                           For the period ended        For the year ended       For the period ended       For the year ended
                            February 28, 2006*          August 31, 2005          February 28, 2006*          August 31, 2005
                        -------------------------  -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares sold............   1,272,874  $ 18,682,364    2,496,971  $ 36,647,207   3,420,019  $ 39,046,361  14,695,378  $162,535,482
Reinvested dividends...     843,018    11,798,540      358,281     5,317,436     316,393     3,635,140     128,097     1,419,049
Shares redeemed........  (1,981,513)  (28,627,310)  (1,837,149)  (27,226,230) (8,306,990)  (93,503,518)   (848,858)   (9,317,108)
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)     134,379  $  1,853,594    1,018,103  $ 14,738,413  (4,570,578) $(50,822,017) 13,974,617  $154,637,423
                        ===========  ============  ===========  ============  ==========  ============  ==========  ============

                                           Strategic Bond
                        ----------------------------------------------------
                           For the period ended        For the year ended
                            February 28, 2006*          August 31, 2005
                        -------------------------  -------------------------
                           Shares       Amount        Shares       Amount
                        -----------  ------------  -----------  ------------
Shares sold............   3,157,485  $ 34,656,555    5,948,459  $ 65,240,483
Reinvested dividends...     416,023     4,503,570      681,787     7,458,424
Shares redeemed........  (1,232,029)  (13,535,205)  (1,812,139)  (19,868,661)
                        -----------  ------------  -----------  ------------
Net increase (decrease)   2,341,479  $ 25,624,920    4,818,107  $ 52,830,246
                        ===========  ============  ===========  ============

--------
* Unaudited

Note 7 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of Mid Cap Value Fund's expenses have been reduced. For the period ended February 28, 2006, the Mid Cap Value Fund received expense reductions in the amount of $16,748 which were used to offset the Fund's non-affiliated expenses.

Note 8 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Money Market II Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 35.19%, 2.38% and 11.48%, respectively, of their total net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 35.94% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 31.84% of its net assets invested in securities issued by foreign government agencies.

Note 9 -- Lines of Credit

 VC I and VC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations.

 For the period ended February 28, 2006, the following Fund had borrowings:

                          Days     Interest Average Debt Weighted Average
       Fund            Outstanding Charges    Utilized       Interest
       --------------- ----------- -------- ------------ ----------------
       Core Bond......      3       $  724   $1,945,190        4.50%
       Mid Cap Value..      3          371      924,217        4.83%
       Small Cap Value      3        1,396    3,465,608        4.83%

 As of February 28, 2006, none of the Funds had outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 28, 2006, none of the Funds participated in this program.

Note 11 -- Other Matters

 On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of The Variable Annuity Life Insurance Company ("Adviser"), AIG SunAmerica Asset Management Corp. ("SAAMCo"), AIG Global Investment Corp. ("AIGGIC") and American General Distributors, Inc. ("AGDI"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

 AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

 Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED     87


 As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

 Subject to receipt of permanent relief, the Adviser, SAAMCo, AIGGIC and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

       88                     FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                    Aggressive Growth Lifestyle Fund
                                                              -------------------------------------------------------------------
                                                              Six Months Ended                     Year Ended August 31,
                                                                February 28,    -------------------------------------------------
                                                                 2006/(f)/          2005        2004        2003         2002
                                                              ----------------  -------      -------    -------      -------

PER SHARE DATA
Net asset value at beginning of period.......................     $ 10.98       $  9.10      $  8.37    $  7.43      $  8.82
                                                              -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.17/(e)/     0.08/(e)/    0.08(e)    0.07/(e)/    0.05/(e)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        0.87          1.88         0.73       0.94        (1.35)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -             -            -          -            -
                                                              -------------------------------------------------------------------
   Total income (loss) from investment operations............        1.04          1.96         0.81       1.01        (1.30)
                                                              -------------------------------------------------------------------
Distributions from:
   Net investment income.....................................       (0.18)        (0.08)       (0.08)     (0.07)       (0.09)
   Net realized gain on securities...........................       (0.24)            -            -          -            -
   Net return of capital.....................................           -             -            -          -            -
                                                              -------------------------------------------------------------------
   Total distributions.......................................       (0.42)        (0.08)       (0.08)     (0.07)       (0.09)
                                                              -------------------------------------------------------------------
Net asset value at end of period.............................     $ 11.60       $ 10.98      $  9.10    $  8.37      $  7.43
                                                              -------------------------------------------------------------------
TOTAL RETURN/(a)/............................................        9.61%        21.62%        9.66%     13.66%      (14.90)%
                                                              -------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.10%/(g)/    0.10%        0.10%      0.10%        0.10%
Ratio of expenses to average net assets/(c)/.................        0.33%/(g)/    0.30%        0.34%      0.34%        0.10%
Ratio of expense reductions to average net assets............           -             -            -          -            -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................        3.01%/(g)/    0.80%        0.89%      0.92%        0.62%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................        2.77%/(g)/    0.60%        0.65%      0.68%        0.62%
Portfolio turnover rate......................................          52%           40%          71%        52%         180%
Number of shares outstanding at end of period (000's)........       3,952         3,700        3,683      3,419        2,763
Net assets at the end of period (000's)......................     $45,836       $40,623      $33,520    $28,627      $20,522

                                                           Aggressive Growth
                                                             Lifestyle Fund
                                                           -----------------

                                                           -----------------
                                                                  2001
                                                           -----------------

PER SHARE DATA
Net asset value at beginning of period...................      $ 14.89
                                                           ----------------
Income (loss) from investment operations:
   Net investment income (loss).........................          0.18
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..............................         (3.59)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions........................................             -
                                                           ----------------
   Total income (loss) from investment operations.......        (3.41)
                                                           ----------------
Distributions from:
   Net investment income................................        (0.38)
   Net realized gain on securities......................        (2.28)
   Net return of capital................................             -
                                                           ----------------
   Total distributions..................................        (2.66)
                                                           ----------------
Net asset value at end of period........................      $  8.82
                                                           ----------------
TOTAL RETURN/(a)/.......................................      (25.08)%
                                                           ----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............         0.10%
Ratio of expenses to average net assets/(c)/............         0.10%
Ratio of expense reductions to average net assets.......            -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................         0.74%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................            -
Portfolio turnover rate.................................          105%
Number of shares outstanding at end of period (000's)...        2,136
Net assets at the end of period (000's).................      $18,850

                                                            Capital Appreciation
                                                                    Fund
                                                            --------------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(f)/
                                                            --------------------

PER SHARE DATA
Net asset value at beginning of period.....................       $  8.90
                                                            --------------------
Income (loss) from investment operations:
   Net investment income (loss)............................          0.00/(e)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................          0.45
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions...........................................             -
                                                            --------------------
   Total income (loss) from investment operations..........          0.45
                                                            --------------------
Distributions from:
   Net investment income...................................         (0.01)
   Net realized gain on securities.........................             -
   Net return of capital...................................             -
                                                            --------------------
   Total distributions.....................................         (0.01)
                                                            --------------------
Net asset value at end of period...........................       $  9.34
                                                            --------------------
TOTAL RETURN/(a)/..........................................          5.00%
                                                            --------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...............          0.85%/(g)/
Ratio of expenses to average net assets/(c)/...............          1.06%/(g)/
Ratio of expense reductions to average net assets..........             -
Ratio of net investment income (loss) to average net
 assets/(b)/...............................................         (0.04)%/(g)/
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................         (0.25)%/(g)/
Portfolio turnover rate....................................            39%
Number of shares outstanding at end of period (000's)......         6,893
Net assets at the end of period (000's)....................       $64,413

                                                                         Capital Appreciation Fund
                                                              ----------------------------------------------------------------
                                                                                    Year Ended August 31,
                                                              ---------------------------------------------------------------
                                                                  2005         2004          2003           2002        2001
                                                              -------      -------       -------       -------        -------

PER SHARE DATA
Net asset value at beginning of period....................... $  7.79      $  7.66       $  6.71       $  9.11        $ 17.68
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.03/(e)/   (0.02)/(e)/   (0.00)/(e)/   (0.01)/(e)/    (0.02)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    1.11         0.15          0.95         (2.41)         (7.88)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -            -             -          0.02              -
                                                              ----------------------------------------------------------------
   Total income (loss) from investment operations............    1.14         0.13          0.95         (2.40)         (7.90)
                                                              ----------------------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.03)           -             -             -              -
   Net realized gain on securities...........................       -            -             -             -          (0.56)
   Net return of capital.....................................       -            -             -             -          (0.11)
                                                              ----------------------------------------------------------------
   Total distributions.......................................   (0.03)           -             -             -          (0.67)
                                                              ----------------------------------------------------------------
Net asset value at end of period............................. $  8.90      $  7.79       $  7.66       $  6.71        $  9.11
                                                              ----------------------------------------------------------------
TOTAL RETURN/(a)/............................................   14.58%        1.70%        14.22%       (26.34)%/(d)/  (45.46)%
                                                              ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.85%        0.85%         0.85%         0.85%          0.85%
Ratio of expenses to average net assets/(c)/.................    1.13%        1.19%         1.29%         1.25%          1.08%
Ratio of expense reductions to average net assets............       -            -             -             -              -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................    0.34%       (0.22)%       (0.03)%       (0.09)%        (0.16)%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    0.06%       (0.56)%       (0.47)%       (0.49)%            -
Portfolio turnover rate......................................     105%         119%           87%          126%            67%
Number of shares outstanding at end of period (000's)........   5,499        5,462         4,588         4,082          3,335
Net assets at the end of period (000's)...................... $48,939      $42,544       $35,152       $27,406        $30,397

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Unaudited
/(g)/Annualized

                      FINANCIAL HIGHLIGHTS - CONTINUED                89

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                             Conservative Growth
                                                                Lifestyle Fund
                                                             -------------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(e)/
                                                             -------------------

PER SHARE DATA
Net asset value at beginning of period.....................       $ 10.81
                                                             -------------------
Income (loss) from investment operations:
   Net investment income (loss)............................          0.16/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................          0.36
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions...........................................             -
                                                             -------------------
   Total income (loss) from investment operations..........          0.52
                                                             -------------------
Distributions from:
   Net investment income...................................         (0.18)
   Net realized gain on securities.........................         (0.50)
   Net return of capital...................................             -
                                                             -------------------
   Total distributions.....................................         (0.68)
                                                             -------------------
Net asset value at end of period...........................       $ 10.65
                                                             -------------------
TOTAL RETURN/(a)/..........................................          5.01%
                                                             -------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...............          0.10%/(f)/
Ratio of expenses to average net assets/(c)/...............          0.42%/(f)/
Ratio of expense reductions to average net assets..........             -
Ratio of net investment income (loss) to average net
 assets/(b)/...............................................          2.96%/(f)/
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................          2.64%/(f)/
Portfolio turnover rate....................................            46%
Number of shares outstanding at end of period (000's)......         3,215
Net assets at the end of period (000's)....................       $34,242

                                                                   Conservative Growth Lifestyle Fund
                                                              ------------------------------------------------------------
                                                                                  Year Ended August 31,
                                                              -----------------------------------------------------------
                                                                  2005         2004         2003         2002       2001
                                                              -------      -------      -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $  9.79      $  9.37      $  8.73      $  9.47      $ 11.33
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.24/(d)/    0.30/(d)/    0.21/(d)/    0.26/(d)/    0.34
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    1.03         0.41         0.64        (0.68)       (1.09)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............    1.27         0.71         0.85        (0.42)       (0.75)
                                                              ------------------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.25)       (0.29)       (0.21)       (0.32)       (0.43)
   Net realized gain on securities...........................       -            -            -            -        (0.68)
   Net return of capital.....................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total distributions.......................................   (0.25)       (0.29)       (0.21)       (0.32)       (1.11)
                                                              ------------------------------------------------------------
Net asset value at end of period............................. $ 10.81      $  9.79      $  9.37      $  8.73      $  9.47
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................   13.03%        7.60%        9.90%       (4.62)%      (6.76)%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.10%        0.10%        0.10%        0.10%        0.10%
Ratio of expenses to average net assets/(c)/.................    0.31%        0.36%        0.34%        0.10%        0.10%
Ratio of expense reductions to average net assets............       -            -            -            -            -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................    2.35%        3.01%        2.41%        2.92%        3.28%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    2.14%        2.75%        2.17%        2.92%           -
Portfolio turnover rate......................................      46%          67%          65%         181%         122%
Number of shares outstanding at end of period (000's)........   3,190        3,130        2,952        2,386        2,062
Net assets at the end of period (000's)...................... $34,468      $30,649      $27,652      $20,841      $19,527

                                                                       Core Bond Fund
                                                              -----------------------------------
                                                              Six Months Ended
                                                                February 28,    -----------------
                                                                 2006/(e)/            2005
                                                              ----------------  --------

PER SHARE DATA
Net asset value at beginning of period.......................     $ 10.06       $  10.00
                                                              -----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.24/(d)/      0.42/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................       (0.23)          0.08
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -              -
                                                              -----------------------------------
   Total income (loss) from investment operations............        0.01           0.50
                                                              -----------------------------------
Distributions from:
   Net investment income.....................................       (0.13)         (0.41)
   Net realized gain on securities...........................       (0.02)         (0.03)
   Net return of capital.....................................           -              -
                                                              -----------------------------------
   Total distributions.......................................       (0.15)         (0.44)
                                                              -----------------------------------
Net asset value at end of period.............................     $  9.92       $  10.06
                                                              -----------------------------------
TOTAL RETURN/(a)/............................................        0.10%          5.05%
                                                              -----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.77%/(f)/     0.77%
Ratio of expenses to average net assets/(c)/.................        1.04%/(f)/     1.00%
Ratio of expense reductions to average net assets............           -              -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................        4.79%/(f)/     4.23%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................        4.52%/(f)/     3.99%
Portfolio turnover rate......................................          95%           212%/(e)(g)/
Number of shares outstanding at end of period (000's)........       8,377         10,072
Net assets at the end of period (000's)......................     $83,131       $101,299

                                                                       Core Bond Fund
                                                              -----------------------------------------------------------
                                                                             Year Ended August 31,
                                                              -----------------------------------------------------------
                                                                    2004             2003             2002             2001
                                                              -------          -------          -------          -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 10.02          $  9.95          $  9.91          $  9.46
                                                              -----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.34/(d)/        0.31/(d)/        0.48/(d)/        0.53
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    0.22             0.09             0.09             0.46
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -                -                -                -
                                                              -----------------------------------------------------------
   Total income (loss) from investment operations............    0.56             0.40             0.57             0.99
                                                              -----------------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.35)           (0.33)           (0.47)           (0.54)
   Net realized gain on securities...........................   (0.23)               -            (0.06)               -
   Net return of capital.....................................       -                -                -                -
                                                              -----------------------------------------------------------
   Total distributions.......................................   (0.58)           (0.33)           (0.53)           (0.54)
                                                              -----------------------------------------------------------
Net asset value at end of period............................. $ 10.00          $ 10.02          $  9.95          $  9.91
                                                              -----------------------------------------------------------
TOTAL RETURN/(a)/............................................    5.71%            4.08%            5.98%           10.81%
                                                              -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.77%            0.77%            0.77%            0.77%
Ratio of expenses to average net assets/(c)/.................    1.07%            1.12%            1.14%            0.99%
Ratio of expense reductions to average net assets............       -                -                -                -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................    3.37%            3.13%            4.94%            5.66%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    3.07%            2.77%            4.57%               -
Portfolio turnover rate......................................     187%/(e)(g)/     214%/(e)(g)/     255%/(e)(g)/     347%/(e)(g)/
Number of shares outstanding at end of period (000's)........   7,138            6,336            4,280            3,254
Net assets at the end of period (000's)...................... $71,409          $63,519          $42,568          $32,250

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                       Fund      2005 2004 2003 2002 2001
                       --------- ---- ---- ---- ---- ----
                       Core Bond 205% 179% 197% 248% 341%

       90               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                     High Yield Bond Fund
                                                              ----------------------------------
                                                              Six Months Ended
                                                                February 28,    ----------------
                                                                 2006/(f)/            2005
                                                              ----------------  -------

PER SHARE DATA
Net asset value at beginning of period.......................     $  8.87       $  8.28
                                                              ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.32/(d)/     0.62/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................       (0.03)         0.78
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -             -
                                                              ----------------------------------
   Total income (loss) from investment operations............        0.29          1.40
                                                              ----------------------------------
Distributions from:
   Net investment income.....................................       (0.16)        (0.63)
   Net realized gain on securities...........................       (0.09)        (0.18)
   Net return of capital.....................................           -             -
                                                              ----------------------------------
   Total distributions.......................................       (0.25)        (0.81)
                                                              ----------------------------------
Net asset value at end of period.............................     $  8.91       $  8.87
                                                              ----------------------------------
TOTAL RETURN/(a)/............................................        3.40%        17.45%
                                                              ----------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.99%/(g)/    0.99%
Ratio of expenses to average net assets/(c)/.................        1.21%/(g)/    1.27%
Ratio of expense reductions to average net assets............           -             -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................        7.34%/(g)/    7.30%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................        7.12%/(g)/    7.01%
Portfolio turnover rate......................................          29%           58%/(f)(h)/
Number of shares outstanding at end of period (000's)........       9,782         9,090
Net assets at the end of period (000's)9.2...................     $87,188       $80,665

                                                                     High Yield Bond Fund
                                                              ------------------------------------------------------------
                                                                              Year Ended August 31,
                                                              ------------------------------------------------------------
                                                                    2004              2003             2002
                                                              --------          -------          -------

PER SHARE DATA
Net asset value at beginning of period.......................  $  7.73          $  6.82          $  8.16
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.69/(d)/        0.69/(d)/        0.74/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.54             0.90            (1.35)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................        -                -                -
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............     1.23             1.59            (0.61)
                                                              ------------------------------------------------------------
Distributions from:
   Net investment income.....................................    (0.68)           (0.68)           (0.73)
   Net realized gain on securities...........................        -                -                -
   Net return of capital.....................................        -                -                -
                                                              ------------------------------------------------------------
   Total distributions.......................................    (0.68)           (0.68)           (0.73)
                                                              ------------------------------------------------------------
Net asset value at end of period.............................  $  8.28          $  7.73          $  6.82
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................    16.27%           24.25%           (7.96)%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.99%            0.99%            0.99%
Ratio of expenses to average net assets/(c)/.................    1.31%//           1.42%            1.51%
Ratio of expense reductions to average net assets............        -                -                -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................     8.45%            9.69%            9.80%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................     8.12%            9.26%            9.28%
Portfolio turnover rate......................................      110%/(f)(h)/     124%/(f)(h)/     118%/(f)(h)/
Number of shares outstanding at end of period (000's)........    6,470            5,433            2,789
Net assets at the end of period (000's)9.2...................  $53,562          $41,986          $19,026

                                                             High Yield
                                                             Bond Fund
                                                             ----------

                                                             ----------
                                                                    2001
                                                             ----------

PER SHARE DATA
Net asset value at beginning of period.....................   $  9.28
                                                             ----------
Income (loss) from investment operations:
   Net investment income (loss)............................      0.88
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................     (1.12)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions...........................................         -
                                                             ----------
   Total income (loss) from investment operations..........     (0.24)
                                                             ----------
Distributions from:
   Net investment income...................................     (0.88)
   Net realized gain on securities.........................         -
   Net return of capital...................................         -
                                                             ----------
   Total distributions.....................................     (0.88)
                                                             ----------
Net asset value at end of period...........................   $  8.16
                                                             ----------
TOTAL RETURN/(a)/..........................................     (2.20)%
                                                             ----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...............      0.99%
Ratio of expenses to average net assets/(c)/...............      1.19%
Ratio of expense reductions to average net assets..........         -
Ratio of net investment income (loss) to average net
 assets/(b)/...............................................     10.64%
Ratio of net investment income (loss) to average net
 assets/(c)/...............................................         -
Portfolio turnover rate....................................        83%/(f)(h)/
Number of shares outstanding at end of period (000's)......     2,095
Net assets at the end of period (000's)9.2.................   $17,102

                                                             International Small
                                                               Cap Equity Fund
                                                             -------------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(f)/
                                                              ----------------

PER SHARE DATA
Net asset value at beginning of period......................      $  14.05
                                                             -------------------
Income (loss) from investment operations:
   Net investment income (loss).............................         (0.01)/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..................................          2.82
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions............................................             -
                                                             -------------------
   Total income (loss) from investment operations...........          2.81
                                                             -------------------
Distributions from:
   Net investment income....................................         (0.03)
   Net realized gain on securities..........................         (0.20)
   Net return of capital....................................             -
                                                             -------------------
   Total distributions......................................         (0.23)
                                                             -------------------
Net asset value at end of period............................      $  16.63
                                                             -------------------
TOTAL RETURN/(a)/...........................................         20.13%
                                                             -------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/................          1.00%/(g)/
Ratio of expenses to average net assets/(c)/................          1.31%/(g)/
Ratio of expense reductions to average net assets...........             -
Ratio of net investment income (loss) to average net
 assets/(b)/................................................        (0.16)%/(g)/
Ratio of net investment income (loss) to average net
 assets/(c)/................................................        (0.47)%/(g)/
Portfolio turnover rate.....................................            40%
Number of shares outstanding at end of period (000's).......        18,388
Net assets at the end of period (000's)9.2..................      $305,855

                                                                   International Small Cap Equity Fund
                                                              --------------------------------------------------------------
                                                                                   Year Ended August 31,
                                                              -------------------------------------------------------------
                                                                   2005          2004         2003         2002       2001
                                                              --------       -------      -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $  10.36       $  9.07      $  8.67      $  9.97      $ 14.79
                                                              --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.12/(d)/     0.11/(d)/    0.11/(d)/    0.07/(d)/    0.14
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     3.68          1.29         0.40        (1.36)       (4.17)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................        -             -            -            -            -
                                                              --------------------------------------------------------------
   Total income (loss) from investment operations............     3.80          1.40         0.51        (1.29)       (4.03)
                                                              --------------------------------------------------------------
Distributions from:
   Net investment income.....................................    (0.04)        (0.11)       (0.11)       (0.01)       (0.03)
   Net realized gain on securities...........................    (0.07)            -            -            -        (0.76)
   Net return of capital.....................................        -             -            -            -            -
                                                              --------------------------------------------------------------
   Total distributions.......................................    (0.11)        (0.11)       (0.11)       (0.01)       (0.79)
                                                              --------------------------------------------------------------
Net asset value at end of period............................. $  14.05       $ 10.36      $  9.07      $  8.67      $  9.97
                                                              --------------------------------------------------------------
TOTAL RETURN/(a)/............................................    36.89%/(e)/   15.42%        5.94%      (12.91)%     (28.14)%
                                                              --------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     1.00%         1.00%        1.01%        1.01%        1.03%
Ratio of expenses to average net assets/(c)/.................     1.57%         1.62%        1.71%        1.88%        1.50%
Ratio of expense reductions to average net assets............        -             -            -         0.02%           -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................     0.99%         1.09%        1.34%        0.76%        0.93%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................     0.42%         0.47%        0.65%       (0.11)%          -
Portfolio turnover rate......................................      143%           85%          70%         139%          63%
Number of shares outstanding at end of period (000's)........    7,405         3,980        4,654        3,474        2,844
Net assets at the end of period (000's)9.2................... $104,030       $41,227      $42,206      $30,114      $28,357

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Unaudited
/(g)/Annualized
/(h)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:


                    Fund            2005 2004 2003 2002 2001
                    --------------- ---- ---- ---- ---- ----
                    High Yield Bond  57% 110% 124% 118%  83%

                      FINANCIAL HIGHLIGHTS - CONTINUED                91

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                              Large Cap Value Fund
                                                              ------------------------------
                                                              Six Months Ended
                                                                February 28,    ------------
                                                                 2006/(f)/          2005
                                                              ----------------  -------

PER SHARE DATA
Net asset value at beginning of period.......................     $ 13.72       $ 12.18
                                                              ------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.10/(d)/     0.18/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        1.04          2.05
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -             -
                                                              ------------------------------
   Total income (loss) from investment operations............        1.14          2.23
                                                              ------------------------------
Distributions from:
   Net investment income.....................................       (0.06)        (0.17)
   Net realized gain on securities...........................       (0.79)        (0.52)
   Net return of capital.....................................           -             -
                                                              ------------------------------
   Total distributions.......................................       (0.85)        (0.69)
                                                              ------------------------------
Net asset value at end of period.............................     $ 14.01       $ 13.72
                                                              ------------------------------
TOTAL RETURN/(a)/............................................        8.56%        18.62%
                                                              ------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.81%/(g)/    0.81%
Ratio of expenses to average net assets/(c)/.................        0.99%/(g)/    1.01%
Ratio of expense reductions to average net assets............           -             -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................        1.44%/(g)/    1.41%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................        1.26%/(g)/    1.21%
Portfolio turnover rate......................................          50%           84%
Number of shares outstanding at end of period (000's)........       6,563         6,476
Net assets at the end of period (000's)......................     $91,951       $88,853

                                                              Large Cap Value Fund
                                                              ------------------------------------------------
                                                                      Year Ended August 31,
                                                              ------------------------------------------------
                                                                  2004          2003         2002       2001
                                                              -------       -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 10.97       $ 10.22      $ 11.10      $ 11.60
                                                              ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.15/(d)/     0.13/(d)/    0.10/(d)/    0.10
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    1.21          0.74        (0.88)       (0.40)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -             -            -            -
                                                              ------------------------------------------------
   Total income (loss) from investment operations............    1.36          0.87        (0.78)       (0.30)
                                                              ------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.15)        (0.12)       (0.10)       (0.09)
   Net realized gain on securities...........................       -             -            -        (0.07)
   Net return of capital.....................................       -             -            -        (0.04)
                                                              ------------------------------------------------
   Total distributions.......................................   (0.15)        (0.12)       (0.10)       (0.20)
                                                              ------------------------------------------------
Net asset value at end of period............................. $ 12.18       $ 10.97      $ 10.22      $ 11.10
                                                              ------------------------------------------------
TOTAL RETURN/(a)/............................................   12.42%/(e)/    8.59%       (7.08)%      (2.66)%
                                                              ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.81%         0.81%        0.81%        0.81%
Ratio of expenses to average net assets/(c)/.................    1.08%         1.19%        1.29%        1.14%
Ratio of expense reductions to average net assets............       -             -            -            -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................    1.26%         1.28%        0.98%        0.98%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    0.99%         0.90%        0.50%           -
Portfolio turnover rate......................................      97%           67%          85%         106%
Number of shares outstanding at end of period (000's)........   5,735         4,091        2,743        1,846
Net assets at the end of period (000's)...................... $69,831       $44,883      $28,030      $20,482

                                                              Mid Cap Growth Fund
                                                              --------------------------------
                                                              Six Months Ended
                                                                February 28,     -------------
                                                                 2006/(f)/           2005
                                                              ----------------   -------

PER SHARE DATA
Net asset value at beginning of period.......................     $  7.56        $  5.94
                                                              --------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................       (0.00)/(d)/    (0.01)/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        0.77           1.63
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -              -
                                                              --------------------------------
   Total income (loss) from investment operations............        0.77           1.62
                                                              --------------------------------
Distributions from:
   Net investment income.....................................           -              -
   Net realized gain on securities...........................           -              -
   Net return of capital.....................................           -              -
                                                              --------------------------------
   Total distributions.......................................           -              -
                                                              --------------------------------
Net asset value at end of period.............................     $  8.33        $  7.56
                                                              --------------------------------
TOTAL RETURN/(a)/............................................       10.19%         27.27%
                                                              --------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.85%/(g)/     0.85%
Ratio of expenses to average net assets/(c)/.................        1.46%/(g)/     1.37%
Ratio of expense reductions to average net assets............           -              -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................       (0.04)%/(g)/   (0.18)%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................       (0.65)%/(g)/   (0.70)%
Portfolio turnover rate......................................          73%           125%
Number of shares outstanding at end of period (000's)........       7,517          6,920
Net assets at the end of period (000's)......................     $62,604        $52,335

                                                              Mid Cap Growth Fund
                                                              --------------------------------------------------
                                                                       Year Ended August 31,
                                                              --------------------------------------------------
                                                                  2004          2003          2002        2001
                                                              -------       -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period....................... $  5.70       $  4.44       $  6.20       $ 16.30
                                                              --------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................   (0.03)/(d)/   (0.02)/(d)/   (0.03)/(d)/    0.01
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    0.27          1.28         (1.73)        (6.74)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -             -             -             -
                                                              --------------------------------------------------
   Total income (loss) from investment operations............    0.24          1.26         (1.76)        (6.73)
                                                              --------------------------------------------------
Distributions from:
   Net investment income.....................................       -             -             -         (0.02)
   Net realized gain on securities...........................       -             -             -         (3.27)
   Net return of capital.....................................       -             -             -         (0.08)
                                                              --------------------------------------------------
   Total distributions.......................................       -             -             -         (3.37)
                                                              --------------------------------------------------
Net asset value at end of period............................. $  5.94       $  5.70       $  4.44       $  6.20
                                                              --------------------------------------------------
TOTAL RETURN/(a)/............................................    4.21%        28.38%       (28.39)%      (46.99)%
                                                              --------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.85%         0.85%         0.85%         0.83%
Ratio of expenses to average net assets/(c)/.................    1.40%         1.51%         1.59%         1.38%
Ratio of expense reductions to average net assets............       -             -             -             -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................   (0.41)%       (0.41)%       (0.45)%       (0.14)%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................   (0.96)%       (1.07)%       (1.19)%           -
Portfolio turnover rate......................................     123%           99%           69%          114%
Number of shares outstanding at end of period (000's)........   7,487         7,682         5,745         3,754
Net assets at the end of period (000's)...................... $44,446       $43,785       $25,527       $23,277

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursement, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Unaudited
/(g)/Annualized

       92               FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                              Mid Cap Value Fund
                                                              --------------------------------
                                                              Six Months Ended
                                                                February 28,     -------------
                                                                 2006/(e)/           2005
                                                              ----------------   --------

PER SHARE DATA
Net asset value at beginning of period.......................     $  18.27       $  16.18
                                                              ----------------   -------------
Income (loss) from investment operations:
   Net investment income (loss)..............................         0.03/(d)/      0.01/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................         1.63           3.63
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................            -              -
                                                              --------------------------------
   Total income (loss) from investment operations............         1.66           3.64
                                                              --------------------------------
Distributions from:
   Net investment income.....................................        (0.01)         (0.01)
   Net realized gain on securities...........................        (1.38)         (1.54)
   Net return of capital.....................................            -              -
                                                              --------------------------------
   Total distributions.......................................        (1.39)         (1.55)
                                                              --------------------------------
Net asset value at end of period.............................     $  18.54       $  18.27
                                                              --------------------------------
TOTAL RETURN/(a)/............................................         9.50%         23.18%
                                                              --------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................         1.05%/(f)/     1.05%
Ratio of expenses to average net assets/(c)/.................         1.21%/(f)/     1.18%
Ratio of expense reductions to average net assets............         0.01%/(f)/     0.02%
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................         0.29%/(f)/     0.01%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................         0.12%/(f)/    (0.11)%
Portfolio turnover rate......................................           52%            46%
Number of shares outstanding at end of period (000's)........       18,038         16,528
Net assets at the end of period (000's)......................     $334,498       $302,014

                                                              Mid Cap Value Fund
                                                              -------------------------------------------------
                                                                      Year Ended August 31,
                                                              -------------------------------------------------
                                                                  2004          2003          2002       2001
                                                              --------      --------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $  14.10      $  11.75      $ 13.54      $ 13.54
                                                              -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.02/(d)/     0.02/(d)/    0.04/(d)/    0.07
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     2.08          2.36        (1.36)        0.56
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................        -             -            -            -
                                                              -------------------------------------------------
   Total income (loss) from investment operations............     2.10          2.38        (1.32)        0.63
                                                              -------------------------------------------------
Distributions from:
   Net investment income.....................................    (0.02)        (0.03)       (0.04)       (0.07)
   Net realized gain on securities...........................        -             -        (0.43)       (0.56)
   Net return of capital.....................................        -             -            -            -
                                                              -------------------------------------------------
   Total distributions.......................................    (0.02)        (0.03)       (0.47)       (0.63)
                                                              -------------------------------------------------
Net asset value at end of period............................. $  16.18      $  14.10      $ 11.75      $ 13.54
                                                              -------------------------------------------------
TOTAL RETURN/(a)/............................................    14.86%        20.28%      (10.07)%       4.74%
                                                              -------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     1.05%         1.05%        1.05%        1.05%
Ratio of expenses to average net assets/(c)/.................     1.25%         1.32%        1.35%        1.26%
Ratio of expense reductions to average net assets............     0.03%         0.04%        0.07%           -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................     0.09%         0.11%        0.29%        0.65%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    (0.11)%       (0.16)%      (0.01)%          -
Portfolio turnover rate......................................       57%           48%         156%         215%
Number of shares outstanding at end of period (000's)........   11,902         9,587        7,937        4,981
Net assets at the end of period (000's)...................... $192,607      $135,190      $93,245      $67,460

                                                               Moderate Growth
                                                                Lifestyle Fund
                                                              -----------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(e)/
                                                              ----------------

PER SHARE DATA
Net asset value at beginning of period.......................     $ 12.04
                                                              ----------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.18/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        0.69
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -
                                                              -----------------
   Total income (loss) from investment operations............        0.87
                                                              -----------------
Distributions from:
   Net investment income.....................................       (0.06)
   Net realized gain on securities...........................       (0.40)
   Net return of capital.....................................           -
                                                              -----------------
   Total distributions.......................................       (0.46)
                                                              -----------------
Net asset value at end of period.............................     $ 12.45
                                                              -----------------
TOTAL RETURN/(a)/............................................        7.30%
                                                              -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.10%/(f)/
Ratio of expenses to average net assets/(c)/.................        0.24%/(f)/
Ratio of expense reductions to average net assets............           -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................        3.01%/(f)/
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................        2.86%/(f)/
Portfolio turnover rate......................................          49%
Number of shares outstanding at end of period (000's)........       6,410
Net assets at the end of period (000's)......................     $79,779

                                                                     Moderate Growth Lifestyle Fund
                                                              ------------------------------------------------------------
                                                                                  Year Ended August 31,
                                                              -----------------------------------------------------------
                                                                  2005         2004         2003         2002       2001
                                                              -------      -------      -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 10.46      $  9.80      $  8.93      $ 10.02      $ 13.42
                                                              -----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.18/(d)/    0.22/(d)/    0.17/(d)/    0.19/(d)/    0.30
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    1.58         0.66         0.87        (1.04)       (2.11)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............    1.76         0.88         1.04        (0.85)       (1.81)
                                                              ------------------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.18)       (0.22)       (0.17)       (0.24)       (0.45)
   Net realized gain on securities...........................       -            -            -            -        (1.14)
   Net return of capital.....................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total distributions.......................................   (0.18)       (0.22)       (0.17)       (0.24)       (1.59)
                                                              ------------------------------------------------------------
Net asset value at end of period............................. $ 12.04      $ 10.46      $  9.80      $  8.93      $ 10.02
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................   16.88%        8.96%       11.84%       (8.62)%     (14.11)%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.10%        0.10%        0.10%        0.10%        0.10%
Ratio of expenses to average net assets/(c)/.................    0.25%        0.32%        0.32%        0.10%        0.10%
Ratio of expense reductions to average net assets............       -            -            -            -            -
Ratio of net investment income (loss) to average net
 assets/(b)/.................................................    1.58%        2.12%        1.94%        2.03%        2.23%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    1.44%        1.89%        1.72%        2.03%           -
Portfolio turnover rate......................................      38%          76%          65%         184%         109%
Number of shares outstanding at end of period (000's)........   6,129        5,379        4,865        4,003        3,194
Net assets at the end of period (000's)...................... $73,804      $56,244      $47,692      $35,747      $31,993

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursement, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

                      FINANCIAL HIGHLIGHTS - CONTINUED                93


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                 Money Market
                                                                   II Fund
                                                              -----------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(e)/
                                                              ----------------

PER SHARE DATA
Net asset value at beginning of period.......................     $  1.00
                                                              -----------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.02/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................           -
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -
                                                              -----------------
   Total income (loss) from investment operations............        0.02
                                                              -----------------
Distributions from:
   Net investment income.....................................       (0.02)
   Net realized gain on securities...........................           -
   Net return of capital.....................................           -
                                                              -----------------
   Total distributions.......................................       (0.02)
                                                              -----------------
Net asset value at end of period.............................     $  1.00
                                                              -----------------
TOTAL RETURN/(a)/............................................        1.78%
                                                              -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.56%/(f)/
Ratio of expenses to average net assets/(c)/.................        0.68%/(f)/
Ratio of expense reduction to average net assets.............           -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................        3.56%/(f)/
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................        3.44%/(f)/
Portfolio turnover rate......................................         N/A
Number of shares outstanding at end of period (000's)........      83,919
Net assets at the end of period (000's)......................     $83,919

                                                                          Money Market II Fund
                                                              ------------------------------------------------------------
                                                                                 Year Ended August 31,
                                                              -----------------------------------------------------------
                                                                  2005         2004         2003         2002       2001
                                                              -------      -------      -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.02/(d)/    0.01/(d)/    0.01/(d)/    0.02/(d)/    0.05
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................       -            -            -            -            -
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............    0.02         0.01         0.01         0.02         0.05
                                                              ------------------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.02)       (0.01)       (0.01)       (0.02)       (0.05)
   Net realized gain on securities...........................       -            -            -            -            -
   Net return of capital.....................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total distributions.......................................   (0.02)       (0.01)       (0.01)       (0.02)       (0.05)
                                                              ------------------------------------------------------------
Net asset value at end of period............................. $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................    1.99%        0.59%        0.83%        1.63%        5.07%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.56%        0.55%        0.56%        0.56%        0.56%
Ratio of expenses to average net assets/(c)/.................    0.75%        0.80%        0.85%        0.83%        0.71%
Ratio of expense reduction to average net assets.............       -            -            -            -            -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................    1.98%        0.59%        0.82%        1.61%        4.72%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................    1.78%        0.34%        0.53%        1.34%           -
Portfolio turnover rate......................................     N/A          N/A          N/A          N/A          N/A
Number of shares outstanding at end of period (000's)........  75,836       72,901       79,798       70,870       51,979
Net assets at the end of period (000's)...................... $75,836      $72,901      $79,798      $70,870      $51,979

                                                              Small Cap Growth
                                                                     Fund
                                                              ------------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(e)/
                                                              ----------------

PER SHARE DATA
Net asset value at beginning of period.......................     $ 12.19
                                                              ------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................       (0.03)/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        1.50
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -
                                                              ------------------
   Total income (loss) from investment operations............        1.47
                                                              ------------------
Distributions from:
   Net investment income.....................................           -
   Net realized gain on securities...........................           -
   Net return of capital.....................................           -
                                                              ------------------
   Total distributions.......................................           -
                                                              ------------------
Net asset value at end of period.............................     $ 13.66
                                                              ------------------
TOTAL RETURN/(a)/............................................       12.06%
                                                              ------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        1.16%/(f)/
Ratio of expenses to average net assets/(c)/.................        1.38%/(f)/
Ratio of expense reduction to average net assets.............           -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................       (0.50)%/(f)/
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................       (0.72)%/(f)/
Portfolio turnover rate......................................          31%
Number of shares outstanding at end of period (000's)........       3,816
Net assets at the end of period (000's)......................     $52,119

                                                                           Small Cap Growth Fund
                                                              ----------------------------------------------------------------
                                                                                    Year Ended August 31,
                                                              ---------------------------------------------------------------
                                                                  2005          2004          2003          2002        2001
                                                              -------       -------       -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 10.20       $  9.70       $  7.40       $ 10.69       $ 23.24
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................   (0.09)/(d)/   (0.09)/(d)/   (0.05)/(d)/   (0.07)/(d)/   (0.05)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    2.08          0.59          2.35         (3.22)       (10.38)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -             -             -             -             -
                                                              ----------------------------------------------------------------
   Total income (loss) from investment operations............    1.99          0.50          2.30         (3.29)       (10.43)
                                                              ----------------------------------------------------------------
Distributions from:
   Net investment income.....................................       -             -             -             -             -
   Net realized gain on securities...........................       -             -             -             -         (2.12)
   Net return of capital.....................................       -             -             -             -             -
                                                              ----------------------------------------------------------------
   Total distributions.......................................       -             -             -             -         (2.12)
                                                              ----------------------------------------------------------------
Net asset value at end of period............................. $ 12.19       $ 10.20       $  9.70       $  7.40       $ 10.69
                                                              ----------------------------------------------------------------
TOTAL RETURN/(a)/............................................   19.51%         5.15%        31.08%       (30.78)%      (46.44)%
                                                              ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    1.16%         1.16%         1.16%         1.16%         1.16%
Ratio of expenses to average net assets/(c)/.................    1.44%         1.46%         1.57%         1.58%         1.40%
Ratio of expense reduction to average net assets.............       -             -             -             -             -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................   (0.81)%       (0.84)%       (0.66)%       (0.76)%       (0.49)%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................   (1.09)%       (1.14)%       (1.06)%       (1.18)%           -
Portfolio turnover rate......................................      46%           66%           37%          153%          111%
Number of shares outstanding at end of period (000's)........   3,779         3,800         4,565         3,389         2,574
Net assets at the end of period (000's)...................... $46,088       $38,755       $44,290       $25,072       $27,523

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements; but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Unaudited
/(f)/Annualized

       94               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                               Small Cap Value
                                                                    Fund
                                                              -----------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(f)/
                                                              ----------------

PER SHARE DATA
Net asset value at beginning of period.......................     $ 15.61
                                                              -----------------
Income (loss) from investment operations:
   Net investment income (loss)..............................        0.06/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................        1.14
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................           -
                                                              -----------------
   Total income (loss) from investment operations............        1.20
                                                              -----------------
Distributions from:
   Net investment income.....................................       (0.02)
   Net realized gain on securities...........................       (1.89)
   Net return of capital.....................................           -
                                                              -----------------
   Total distributions.......................................       (1.91)
                                                              -----------------
Net asset value at end of period.............................     $ 14.90
                                                              -----------------
TOTAL RETURN/(a)/............................................        8.52%
                                                              -----------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................        0.95%/(g)/
Ratio of expenses to average net assets/(c)/.................        1.27%/(g)/
Ratio of expense reductions to average net assets............           -
Ratio of net investment income loss to average net
 assets/(b)/.................................................        0.83%/(g)/
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................        0.50%/(g)/
Portfolio turnover rate......................................          25%
Number of shares outstanding at end of period (000's)........       6,370
Net assets at the end of period (000's)......................     $94,892

                                                                          Small Cap Value Fund
                                                              ------------------------------------------------------------
                                                                                 Year Ended August 31,
                                                              -----------------------------------------------------------
                                                                  2005         2004         2003         2002       2001
                                                              -------      -------      -------      -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $ 13.68      $ 11.70      $ 10.04      $ 11.36      $ 11.73
                                                              ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................    0.12/(d)/    0.04/(d)/    0.07/(d)/    0.10/(d)/    0.13
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    2.68         1.99         1.84        (1.03)        1.09
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total income (loss) from investment operations............    2.80         2.03         1.91        (0.93)        1.22
                                                              ------------------------------------------------------------
Distributions from:
   Net investment income.....................................   (0.13)       (0.05)       (0.09)       (0.10)       (0.13)
   Net realized gain on securities...........................   (0.74)           -        (0.16)       (0.29)       (1.46)
   Net return of capital.....................................       -            -            -            -            -
                                                              ------------------------------------------------------------
   Total distributions.......................................   (0.87)       (0.05)       (0.25)       (0.39)       (1.59)
                                                              ------------------------------------------------------------
Net asset value at end of period............................. $ 15.61      $ 13.68      $ 11.70      $ 10.04      $ 11.36
                                                              ------------------------------------------------------------
TOTAL RETURN/(a)/............................................   20.84%       17.37%       19.47%       (8.47)%      11.99%
                                                              ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................    0.95%        0.95%        0.95%        0.95%        0.95%
Ratio of expenses to average net assets/(c)/.................    1.22%        1.28%        1.40%        1.53%        1.55%
Ratio of expense reductions to average net assets............       -            -            -         0.01%           -
Ratio of net investment income loss to average net
 assets/(b)/.................................................    0.83%        0.34%        0.72%        0.91%        1.18%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................    0.56%        0.01%        0.26%        0.33%           -
Portfolio turnover rate......................................      85%          47%          42%         166%         100%
Number of shares outstanding at end of period (000's)........   6,235        5,217        5,035        4,496        2,677
Net assets at the end of period (000's)...................... $97,314      $71,371      $58,923      $45,124      $30,403

                                                                   Socially
                                                               Responsible Fund
                                                              ------------------
                                                              Six Months Ended
                                                                February 28,
                                                                 2006/(f)/
                                                              ----------------

PER SHARE DATA
Net asset value at beginning of period.......................     $  11.21
                                                              ------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................         0.09/(d)/
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................         0.57
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................            -
                                                              ------------------
   Total income (loss) from investment operations............         0.66
                                                              ------------------
Distributions from:
   Net investment income.....................................        (0.05)
   Net realized gain on securities...........................        (0.23)
   Net return of capital.....................................            -
                                                              ------------------
   Total distributions.......................................        (0.28)
                                                              ------------------
Net asset value at end of period.............................     $  11.59
                                                              ------------------
TOTAL RETURN/(a)/............................................         5.87%
                                                              ------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................         0.56%/(g)/
Ratio of expenses to average net assets/(c)/.................         0.69%/(g)/
Ratio of expense reductions to average net assets............            -
Ratio of net investment income loss to average net
 assets/(b)/.................................................         1.46%/(g)/
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................         1.33%/(g)/
Portfolio turnover rate......................................           89%
Number of shares outstanding at end of period (000's)........       12,609
Net assets at the end of period (000's)......................     $146,204

                                                                         Socially Responsible Fund
                                                              ----------------------------------------------------------------
                                                                                    Year Ended August 31,
                                                              ---------------------------------------------------------------
                                                                   2005          2004          2003          2002       2001
                                                              --------       -------       -------       -------      -------

PER SHARE DATA
Net asset value at beginning of period....................... $  10.25       $  9.42       $  8.44       $ 10.46      $ 14.16
                                                              ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)..............................     0.15/(d)/     0.09/(d)/     0.09/(d)/     0.08/(d)/    0.13
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.96          0.82          0.96         (2.02)       (3.56)
   Net increase from payments by affiliates resulting from
    disposal of investments in violation of investment
    restrictions.............................................     0.00             -             -             -            -
                                                              ----------------------------------------------------------------
   Total income (loss) from investment operations............     1.11          0.91          1.05         (1.94)       (3.43)
                                                              ----------------------------------------------------------------
Distributions from:
   Net investment income.....................................    (0.15)        (0.08)        (0.07)        (0.08)       (0.13)
   Net realized gain on securities...........................        -             -             -             -        (0.14)
   Net return of capital.....................................        -             -             -             -            -
                                                              ----------------------------------------------------------------
   Total distributions.......................................    (0.15)        (0.08)        (0.07)        (0.08)       (0.27)
                                                              ----------------------------------------------------------------
Net asset value at end of period............................. $  11.21       $ 10.25       $  9.42       $  8.44      $ 10.46
                                                              ----------------------------------------------------------------
TOTAL RETURN/(a)/............................................    10.85%/(e)/    9.70%/(e)/   12.58%/(e)/  (18.65)%     (24.43)%
                                                              ----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.56%         0.56%         0.56%         0.56%        0.56%
Ratio of expenses to average net assets/(c)/.................     0.71%         0.96%         1.30%         1.19%        0.76%
Ratio of expense reductions to average net assets............        -             -             -             -            -
Ratio of net investment income loss to average net
 assets/(b)/.................................................     1.47%         0.91%         1.11%         0.82%        1.07%
Ratio of net investment income (loss) to average net
 assets/(c)/.................................................     1.32%         0.51%         0.37%         0.19%           -
Portfolio turnover rate......................................       74%          117%           96%           25%          58%
Number of shares outstanding at end of period (000's)........   17,180         3,205         1,314         1,186        1,111
Net assets at the end of period (000's)...................... $192,604       $32,850       $12,380       $10,008      $11,612

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Unaudited
/(g)/Annualized

                      FINANCIAL HIGHLIGHTS - CONTINUED                95


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                       Strategic Bond Fund
                                               ------------------------------------
                                               Six Months Ended
                                                 February 28,     -----------------
                                                  2006/(f)/             2005
                                               ----------------   --------

PER SHARE DATA
Net asset value at beginning of period........     $  11.08       $  10.66
                                               ------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............         0.28/(d)/      0.56/(d)/
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....         0.06           0.65
   Net increase from payments by affiliates
    resulting from disposal of investments
    in violation of investment restrictions...            -              -
                                               ------------------------------------
   Total income (loss) from investment
    operations................................         0.34           1.21
                                               ------------------------------------
Distributions from:
   Net investment income......................        (0.16)         (0.54)
   Net realized gain on securities............        (0.18)         (0.25)
   Net return of capital......................            -              -
                                               ------------------------------------
   Total distributions........................        (0.34)         (0.79)
                                               ------------------------------------
Net asset value at end of period..............     $  11.08       $  11.08
                                               ------------------------------------
TOTAL RETURN/(a)/.............................         3.14%         11.66%/(e)/
                                               ------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..         0.89%/(g)/     0.89%
Ratio of expenses to average net assets/(c)/..         1.09%/(g)/     1.09%
Ratio of expense reductions to average net
 assets.......................................            -              -
Ratio of net investment income loss to
 average net assets/(b)/......................         5.24%/(g)/     5.21%
Ratio of net investment income (loss) to
 average net assets/(c)/......................         5.05%/(g)/     5.01%
Portfolio turnover rate.......................           51%           155%/(f)(h)/
Number of shares outstanding at end of
 period (000's)...............................       14,643         12,302
Net assets at the end of period (000's).......     $162,204       $136,295

                                                     Strategic Bond Fund
                                               -----------------------------------------------------------
                                                              Year Ended August 31,
                                               -----------------------------------------------------------
                                                     2004             2003             2002             2001
                                               -------          -------          -------          -------

PER SHARE DATA
Net asset value at beginning of period........ $ 10.28          $  9.31          $  9.60          $  9.82
                                               -----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)...............    0.57/(d)/        0.66/(d)/        0.62/(d)/        0.77
   Net realized and unrealized gain (loss)
    on investments and foreign currencies.....    0.46             0.95            (0.32)           (0.23)
   Net increase from payments by affiliates
    resulting from disposal of investments
    in violation of investment restrictions...       -                -                -                -
                                               -----------------------------------------------------------
   Total income (loss) from investment
    operations................................    1.03             1.61             0.30             0.54
                                               -----------------------------------------------------------
Distributions from:
   Net investment income......................   (0.56)           (0.64)           (0.59)           (0.76)
   Net realized gain on securities............   (0.09)               -                -                -
   Net return of capital......................       -                -                -                -
                                               -----------------------------------------------------------
   Total distributions........................   (0.65)           (0.64)           (0.59)           (0.76)
                                               -----------------------------------------------------------
Net asset value at end of period.............. $ 10.66          $ 10.28          $  9.31          $  9.60
                                               -----------------------------------------------------------
TOTAL RETURN/(a)/.............................   10.30%           17.73%            3.13%            5.90%
                                               -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..    0.88%            0.89%            0.89%            0.89%
Ratio of expenses to average net assets/(c)/..    1.22%            1.52%            1.58%            1.09%
Ratio of expense reductions to average net
 assets.......................................       -                -                -                -
Ratio of net investment income loss to
 average net assets/(b)/......................    5.54%            6.79%            6.64%            8.68%
Ratio of net investment income (loss) to
 average net assets/(c)/......................    5.20%            6.17%            5.95%               -
Portfolio turnover rate.......................     128%/(f)(h)/      76%/(f)(h)/     112%/(f)(h)/      70%/(f)(h)/
Number of shares outstanding at end of
 period (000's)...............................   7,484            4,431            2,810            1,574
Net assets at the end of period (000's)....... $79,793          $45,565          $26,167          $15,113

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Unaudited
/(g)/Annualized
/(h)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                    Fund           2005 2004 2003 2002 2001
                    ----           ---- ---- ---- ---- ----
                    Strategic Bond 153% 127%  63% 109%  69%

96          APPROVAL OF ADVISORY AGREEMENTS (Unaudited)          February 28, 2006

 At a meeting held on October 18-19, 2005, the Board of Trustees of VC II, including the Trustees that are not interested persons of the Series Company, as defined in the 1940 Act (the "Independent Trustees"), approved a new Investment Sub-Advisory Agreement (the "Sub-advisory Agreement") between VALIC and FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc. (the "Sub-adviser") with respect to the Mid Cap Value Fund (the "Fund").

 The Board received materials relating to its consideration of the Sub-advisory Agreement, including: (1) the sub-advisory fee rate in connection with the Sub-adviser's management of the Fund, compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives ("Peer Group"); (2) the Fund's performance record; (3) the nature, extent and quality of services to be provided by the Sub-adviser; (4) the costs of services and the benefits potentially to be derived by the Sub-adviser; (5) the terms of the Sub-advisory Agreement; (6) whether the Fund will benefit from possible economies of scale; and (7) information regarding the Sub-adviser's compliance and regulatory history. The matters discussed below were considered separately by the Independent Trustees in an executive session during which counsel that is independent of VALIC provided guidance to the Independent Trustees.

 The Trustees considered the investment report prepared by management and the presentations made by the Sub-adviser. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided by the Sub-adviser. The Board noted that the Sub-adviser would share responsibility for providing investment management services to the Fund, including investment research, advice and supervision, and determining which Fund securities should be purchased or sold. The Board considered the Sub-adviser's history and investment experience. The Board reviewed the qualifications, background and responsibilities of the Sub-adviser's investment personnel who would be responsible for providing investment management services to the Fund and its compliance personnel who would be responsible for the Sub-adviser's compliance program. The Board also considered the Sub-adviser's financial condition.

 Management discussed the differences between the sub-advisers' investment philosophies and strategies and explained how the combination of their investment styles would increase the Fund's ability to maintain a consistent mid cap value strategy. In addition, Management presented statistical analyses of the combined management of the two sub-advisers, which showed that the addition of the Sub-adviser could also reduce portfolio risk while potentially increasing portfolio returns. The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Sub-adviser and that there was a reasonable basis on which to conclude that the Sub-adviser would provide a high quality of investment management services to the Fund.

 Fees and Expenses. The Board received and reviewed information regarding the Fund's anticipated sub-advisory fees compared against the sub-advisory fees and expense ratios of other similar funds in its category as tracked by an independent third-party provider of investment company data. It was noted that VALIC negotiated the sub-advisory fee rate with the Sub-adviser at arms-length and that the sub-advisory fee is paid by VALIC, and the sub-advisory fees charged by sub-advisers for managing an asset category may vary widely between different clients for various reasons including market pricing demands, existing relationships and individual client needs.

 The Board noted that VALIC was proposing that the Sub-adviser would initially manage $100 million, with Wellington Management managing the remaining portion of the Fund's assets. Although the subadvisory fee rates for both sub-advisers are identical, the aggregate sub-advisory fee rate payable by VALIC will increase and VALIC will retain a smaller percentage of its advisory fee. However, the Fund's advisory fee and total expenses will not change because such sub-advisory fees are paid directly by VALIC and not by the Fund. The increase in the aggregate sub-advisory fee rate will therefore have no effect on the Fund's total expenses, which are borne by the shareholders of the Fund.

 On the basis of the information considered, the Board concluded that the sub-advisory fee rates were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

 Investment Performance. The Board received and reviewed information regarding the Fund's investment performance, compared against the performance of its benchmark and other funds in its Peer Group. The Board also considered the Sub-adviser's performance with a composite of mid cap value equity portfolios that it manages with a similar investment objective and investment strategy as the Fund. The Board noted that the composite's performance as of June 30, 2005 was above the median of its mid cap equity universe and was slightly below the Russell Mid Cap Value Index for the one-, three- and five-year periods and the period since inception.

 Profitability and Economies of Scale. In considering the profitability to the Sub-adviser in connection with its relationship with the Fund, the Trustees noted that the fees under the Sub-advisory Agreement are paid by VALIC out of the advisory fees that VALIC receives under the Investment Advisory Agreement. The Trustees also relied on the ability of VALIC to negotiate the Sub-advisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the profitability to the Sub-adviser from its relationship with the Fund was determined not to be a material factor in the Trustees' deliberations. For similar reasons, the potential for the Fund to experience economies of scale from the Sub-adviser's management of the Fund was not determined to be a material factor to the Board's consideration of the Sub-adviser.

 Terms of the Sub-advisory Agreement. The Board reviewed the terms of the Sub-advisory Agreement including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by the Sub-adviser and noted that VALIC would compensate the Sub-adviser out of the advisory fees it receives from the Fund. The Board noted that the Sub-advisory Agreement provides that the Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-advisory Agreement. The Board concluded that the terms of the Sub-advisory Agreement were reasonable, fair and in the best interest of the Fund and its shareholders.

 Compliance. The Board reviewed the Sub-adviser's regulatory history, including information whether it was currently involved in any regulatory actions or investigations. It was determined that the Sub-adviser was not subject to any material litigation or administrative proceedings.

 Conclusions. In reaching its decision to recommend the approval of the Sub-advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Sub-adviser possesses the capability and resources to perform the duties required of it under its Sub-advisory Agreement.

February 28, 2006        TRUSTEES AND OFFICERS INFORMATION (Unaudited)         97

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee       November 2005- Formerly, Chief Operating Officer and             48
  DOB: December 24, 1944                            Present Chief Financial Officer, American General
                                                            Asset Management, (2000-2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Trustee                1998- Retired Administrator.                            91
  DOB: October 6, 1945                              Present









----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman of       July 2005- Retired.                                          91
  DOB: December 30, 1938       the Board(5)         Present

----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee                1998- Professor and Head, Department of                 48
  DOB: July 15, 1949                                Present Neuroscience, and Visscher Chair of
                                                            Physiology, University of Minnesota
                                                            (1999-Present). Formerly, Director,
                                                            Graduate Program in Neuroscience,
                                                            University of Minnesota (1995-1999);
                                                            Professor of Neurosurgery, University of
                                                            Minnesota (1980-1999).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee                1998- Retired.                                          48
  DOB: July 27, 1940                                Present
----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee                1998- President Emeritus, Rice University,              48
  DOB: March 2, 1912                                Present Houston, Texas (1985-Present).

----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee                1998- Pastor Emeritus and Director of Planned           48
  DOB: December 15, 1923                            Present Giving, First Presbyterian Church
                                                            (1997-Present).
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee                2001- Vice President, Massachusetts Capital             48
  DOB: December 30, 1949                            Present Resources Co. (1982-Present).

----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee                1998- Retired.                                          48
  DOB: September 26, 1930                           Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee                1998- President, Meharry Medical College,               48
  DOB: October 28, 1946                             Present Nashville, Tennessee (1994-Present).


----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Trustee(3)
-------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee, Merrimac Funds, a
  DOB: December 24, 1944       mutual fund company (2004-
                               Present).
-------------------------------------------------------------
Dr. Judith L. Craven           Director, A.G. Belo
  DOB: October 6, 1945         Corp., a media company
                               (1992-Present); Director
                               SYSCO Corp., a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).
-------------------------------------------------------------
William F. Devin               Board of Governors, Boston
  DOB: December 30, 1938       Stock Exchange (1985-
                               Present).
-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949






-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940
-------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
  DOB: March 2, 1912           Board for The Robert A. Welch
                               Foundation (1983-Present).
-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923

-------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
  DOB: December 30, 1949       Newton Wellesley Hospital
                               (1996-Present).
-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930
-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
  DOB: October 28, 1946        Corp. (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------

98   TRUSTEES AND OFFICERS INFORMATION (Unaudited) - CONTINUED   February 28, 2006

                                                                                                   Number of
                                                                                                    Funds in
                          Position    Term of Office                                              Fund Complex
Name, Birth Date          Held With   and Length of                                               Overseen by
and Address*            VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
---------------------------------------------------------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)     Trustee            2001-     President, CEO and Director, SAAMCo.             100
  DOB: January 23, 1954                  Present     (August 1995-Present); Director, AIG
                                                     SunAmerica Capital Services, Inc.
                                                     ("SACS") (August 1993 to Present)
                                                     President and CEO, AIG Advisor Group,
                                                     Inc. (June 2004 to Present).
---------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran        President          2002-     Senior Vice President, VALIC (2001-              N/A
  DOB: June 4, 1965                      Present     Present); Formerly, Vice President, VC I
                                                     and VC II (2001-2002); Formerly, Vice
                                                     President, American General Fund Group
                                                     (1999-2001); Senior Attorney, American
                                                     General Corp. (1997-1999).
---------------------------------------------------------------------------------------------------------------
Gregory R. Kingston     Treasurer          2000-     Assistant Treasurer (1999-2000); Vice            N/A
  DOB: January 18, 1966                  Present     President, SAAMCo (2001-Present);
                                                     Formerly, Vice President, American
                                                     General Investment Management, L.P.
                                                     (1999-2001); Assistant Treasurer, First
                                                     Investors Management Co. (1994-1999).
---------------------------------------------------------------------------------------------------------------
Nori L. Gabert          Secretary          2000-     Vice President and Deputy General                N/A
  DOB: August 15, 1953                   Present     Counsel, SAAMCo (2001-Present);
                                                     Formerly, Associate General Counsel,
                                                     American General Corp. (1997-2001).
---------------------------------------------------------------------------------------------------------------



Name, Birth Date        Other Directorships
and Address*            Held by Trustee(3)
-------------------------------------------
Interested Trustees
Peter A. Harbeck(1)     None.
  DOB: January 23, 1954




-------------------------------------------
Officers
Evelyn M. Curran        N/A
  DOB: June 4, 1965




-------------------------------------------
Gregory R. Kingston     N/A
  DOB: January 18, 1966




-------------------------------------------
Nori L. Gabert          N/A
  DOB: August 15, 1953


-------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with SAAMCo, a company affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG Series Trust (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large Cap Fund (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Trustees serve until their successors are duly elected and qualified.
(5)Effective July 27, 2005, Mr. Devin became Chairman of the Board. Previously, Mr. Devin was a Trustee from 2001 to July 27, 2005.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

                  VALIC COMPANY - SUPPLEMENT TO PROSPECTUS            99

You are receiving this supplement because you own a variable annuity or variable life insurance policy offering investment options that are VALIC Company I or VALIC Company II Mutual Funds.

                                VALIC COMPANY I
             Supplement to the Prospectus dated September 19, 2005

In the section titled "About the Series Company's Management", under the heading titled "Investment Sub-advisers" the second paragraph regarding the AIG SunAmerica Asset Management Corp. ("SAAMCo") is deleted and replaced with the following:

   The Large Cap Growth Fund and the Large Capital Growth Fund is managed by a team supervised by John Massey. The Growth & Income Fund is managed by Mr. Massey and Steven A. Neimeth. Mr. Massey, Senior Vice President and Portfolio Manager, has been with SAAMCo since February 2006 and is primarily responsible for the day-to-day management of the Funds. Prior to joining SAAMCo, Mr. Massey was an Associate Director and member of the Large-Cap Growth Team at Bear Sterns Asset Management from 2001 to 2005. From 1998 to 2001, Mr. Massey was a senior analyst covering the healthcare industry with Standard and Poor's Corporation. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SAAMCo as a portfolio manager in April 2004. Prior to joining SAAMCo, Mr. Neimeth was a portfolio manager of The Neuberger Berman Large-Cap Value Fund since 2003. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management.


Dated: March 23, 2006

                               VALIC COMPANY II
              Supplement to the Prospectus dated January 2, 2006

With respect to the Mid Cap Value Fund, effective March 31, 2006, U.S. Bancorp Asset Management, Inc. changed its name to FAF Advisors, Inc. Accordingly, the Prospectus for the Fund is hereby supplemented by changing all references to U.S. Bancorp Asset Management, Inc. ("USBAM") to FAF Advisors, Inc. ("FAF").


Dated: March 31, 2006

                              VALIC COMPANY II                        100

BOARD OF TRUSTEES
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311-4992

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, Texas 77046

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017-3147

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

JPMorgan Investment Advisors, Inc.
1111 Polaris Parkway
Columbus, Ohio 43271-0211

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

Wellington Management Co., LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney Street, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER
SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Chief Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Chief Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Cynthia A. Gibbons,
Vice President, Chief Compliance Officer and Assistant Secretary
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
 The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

 This report is for the information of the shareholders and variable contract owners investing in VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, VALIC Company II's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company II uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company II's Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

 Information regarding how VALIC Company II voted proxies relating to securities held in the VALIC Company II Funds during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

                              VALIC COMPANY II                        101

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.428.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial adviser's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)Rebalance account to your desired allocation mix

                        (greater than)Loan modeling
                        .  Request forms for a variety of services
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I'm a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen.

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-428-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company II             PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 11387 VER 02/06

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a)     (1) Not applicable.

                (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: May 8, 2006

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: May 8, 2006